UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08274

MassMutual Select Funds

(Exact name of registrant as specified in charter)

1295 State Street

Springfield, MA 01111

(Address of principal executive offices) (Zip code)

Eric Wietsma

1295 State Street

Springfield, MA 01111

(Name and address of agent for service)

(Registrant’s telephone number, including area code): 413-788-8411

Date of fiscal year end: 12/31/12

Date of reporting period: 3/31/12

Item 1. Schedule of Investments.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 1.2%

PREFERRED STOCK — 1.2%
Electric — 1.2%
PPL Corp. 9.500%	400,000	$21,676,000

TOTAL PREFERRED STOCK (Cost $21,450,000)		21,676,000

TOTAL EQUITIES (Cost $21,450,000)		21,676,000

	Principal Amount
BONDS & NOTES — 130.8%

BANK LOANS — 0.0%
Diversified Financial — 0.0%
Petroleum Export Term Loan B FRN 3.319% 12/20/12	$562,400	555,370

TOTAL BANK LOANS (Cost $553,812)		555,370

CORPORATE DEBT — 41.2%
Agriculture — 0.7%
Reynolds American, Inc. 7.625% 6/01/16	10,000,000	12,002,050

Auto Manufacturers — 0.2%
Volkswagen International Finance NV FRN (a) 1.031% 10/01/12	3,100,000	3,102,936

Banks — 12.4%
Abbey National Treasury Services PLC FRN 2.136% 4/25/14	2,100,000	2,038,258
American Express Bank FSB 5.500% 4/16/13	10,800,000	11,305,645
Australia & New Zealand Banking Group Ltd. FRN 1.373% 5/08/13	2,100,000	2,100,792
Australia & New Zealand Banking Group Ltd. (a) 2.125% 1/10/14	2,400,000	2,429,059
Australia & New Zealand Banking Group Ltd. (a) 2.400% 11/23/16	1,500,000	1,512,649
Banco Santander Brasil SA (a) 4.250% 1/14/16	1,400,000	1,400,000
Banco Santander Brazil SA FRN (a) 2.573% 3/18/14	1,200,000	1,178,138
Banco Santander Chile FRN (a) 2.162% 1/19/16	1,000,000	945,000

	Principal Amount	Value
Bank of America Corp. FRN 0.973% 9/11/12	$1,600,000	$1,596,373
Bank of India 6.250% 2/16/21	3,700,000	3,696,688
Bank of Montreal (a) 1.950% 1/30/18	300,000	303,293
Bank of Nova Scotia (a) 1.650% 10/29/15	900,000	914,385
Bank of Nova Scotia (a) 1.950% 1/30/17	1,000,000	1,010,979
Barclays Bank PLC 2.375% 1/13/14	1,000,000	1,007,226
Barclays Bank PLC (a) 10.179% 6/12/21	11,700,000	13,759,902
BBVA Bancomer SA (a) 4.500% 3/10/16	500,000	515,000
BBVA Bancomer SA (a) 6.500% 3/10/21	4,900,000	5,108,250
BBVA US Senior SA FRN 2.622% 5/16/14	6,000,000	5,849,904
BNP Paribas 5.000% 1/15/21	1,800,000	1,816,680
BNP Paribas SA FRN 1.481% 1/10/14	3,700,000	3,623,447
Credit Suisse New York 2.200% 1/14/14	800,000	807,837
Dexia Credit Local SA (a) 2.750% 4/29/14	47,645,000	46,493,134
Export-Import Bank of Korea 4.000% 1/29/21	400,000	393,614
First Horizon National Corp. 4.500% 5/15/13	1,100,000	1,108,543
GMAC, Inc. 7.500% 12/31/13	5,000,000	5,312,500
Groupe BPCE (a) 2.375% 10/04/13	400,000	393,369
HSBC Bank PLC (a) 2.000% 1/19/14	800,000	802,969
ICICI Bank Ltd. (a) 4.750% 11/25/16	6,400,000	6,367,539
ICICI Bank Ltd. (a) 5.500% 3/25/15	2,200,000	2,285,655
ING Bank NV FRN (a) 1.523% 3/15/13	7,000,000	7,002,408
ING Bank NV (a) 2.500% 1/14/16	500,000	507,761
Intesa Sanpaolo SpA FRN (a) 2.891% 2/24/14	1,800,000	1,755,702
JP Morgan Chase Bank NA 6.000% 10/01/17	11,700,000	13,387,269
Korea Development Bank 3.500% 8/22/17	900,000	914,482

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Korea Development Bank 8.000% 1/23/14	$1,000,000	$1,102,308
LBG Capital No.2 PLC GBP (b) 9.125% 7/15/20	3,000,000	4,234,679
Lloyds TSB Bank PLC 4.875% 1/21/16	1,400,000	1,451,572
National Australia Bank Ltd. FRN (a) 1.301% 4/11/14	7,800,000	7,771,811
Nordea Bank AB (a) 2.125% 1/14/14	400,000	401,366
Regions Financial Corp. 6.375% 5/15/12	10,000,000	10,025,000
Resona Bank Ltd. VRN (a) 5.850% 12/31/49	6,200,000	6,448,000
The Royal Bank of Scotland PLC EUR (b) 3.625% 5/17/13	800,000	1,079,881
The Royal Bank of Scotland PLC 4.375% 3/16/16	1,100,000	1,123,301
The Royal Bank of Scotland PLC (a) 4.875% 8/25/14	10,000,000	10,392,230
The Royal Bank of Scotland PLC EUR (b) 5.500% 3/23/20	7,200,000	9,802,564
Santander UK PLC FRN EUR (b) 1.538% 10/10/17	4,900,000	5,096,577
Sberbank of Russia Via SB Capital SA (a) 4.950% 2/07/17	3,300,000	3,349,500
Sumitomo Mitsui Banking Corp. (a) 1.950% 1/14/14	1,000,000	1,009,621
UBS AG FRN 1.553% 1/28/14	2,700,000	2,689,521
Wachovia Corp. 5.625% 10/15/16	10,700,000	11,928,488

		227,550,869

Building Materials — 0.2%
Corporacion GEO SAB de CV (a) 9.250% 6/30/20	3,000,000	3,172,500

Chemicals — 0.4%
Braskem Finance Ltd. (a) 5.750% 4/15/21	2,000,000	2,093,600
Braskem Finance Ltd. (a) 7.000% 5/07/20	5,100,000	5,732,400

		7,826,000

Coal — 0.2%
Arch Western Finance LLC 6.750% 7/01/13	3,800,000	3,804,750

Computers — 0.3%
Hewlett-Packard Co. FRN 0.771% 5/24/13	6,000,000	5,986,428

	Principal Amount	Value
Diversified Financial — 14.0%
Ally Financial, Inc. FRN 3.873% 6/20/14	$21,600,000	$21,063,456
Ally Financial, Inc. 4.500% 2/11/14	5,700,000	5,707,125
BM&F Bovespa SA (a) 5.500% 7/16/20	3,300,000	3,506,250
Citigroup, Inc. FRN 1.352% 2/15/13	1,300,000	1,293,760
Citigroup, Inc. FRN 2.026% 1/13/14	2,200,000	2,186,928
Citigroup, Inc. 5.000% 9/15/14	11,700,000	12,116,859
Credit Agricole Home Loan FRN (a) 1.311% 7/21/14	5,400,000	5,292,005
FCE Bank PLC EUR (b) 7.125% 1/15/13	5,000,000	6,910,231
Federal Home Loan Mortgage Corp. 1.000% 3/08/17	1,000,000	987,814
Federal Home Loan Mortgage Corp. 2.000% 8/25/16	100,000	103,930
Federal Home Loan Mortgage Corp. 2.375% 1/13/22	500,000	490,916
Federal Home Loan Mortgage Corp. 2.500% 5/27/16	100,000	106,025
Federal Home Loan Mortgage Corp. 4.875% 6/13/18	6,400,000	7,632,201
Federal Home Loan Mortgage Corp. 5.500% 8/23/17	3,500,000	4,256,337
Federal National Mortgage Association 0.375% 3/16/15	31,400,000	31,152,141
Federal National Mortgage Association 1.125% 4/27/17	1,500,000	1,486,198
Federal National Mortgage Association 1.250% 1/30/17	68,700,000	68,755,503
Federal National Mortgage Association 5.000% 2/13/17	3,500,000	4,123,766
Federal National Mortgage Association 5.000% 5/11/17	3,600,000	4,250,345
Federal National Mortgage Association 5.375% 6/12/17	7,000,000	8,410,982
FIA Card Services NA 7.125% 11/15/12	10,700,000	10,967,992
HSBC Holdings PLC 5.100% 4/05/21	12,700,000	13,729,487
International Lease Finance Corp. (a) 6.750% 9/01/16	700,000	749,875

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Macquarie Bank Ltd. (a) 6.625% 4/07/21	$2,400,000	$2,409,170
Merrill Lynch & Co., Inc. 5.450% 2/05/13	900,000	925,439
Morgan Stanley FRN 3.006% 5/14/13	1,300,000	1,309,818
SLM Corp. 6.250% 1/25/16	100,000	104,000
SLM Corp. 8.000% 3/25/20	8,200,000	8,856,000
SLM Corp. 8.450% 6/15/18	10,000,000	11,150,000
Sydney Airport Finance (a) 5.125% 2/22/21	300,000	308,762
TNK-BP Finance SA (a) (c) 7.250% 2/02/20	5,000,000	5,787,500
TNK-BP Finance SA (d) 7.250% 2/02/20	4,500,000	5,208,750
TNK-BP Finance SA (d) 7.500% 3/13/13	5,000,000	5,256,250

		256,595,815

Electric — 0.9%
Comision Federal de Electricidad (a) 4.875% 5/26/21	8,800,000	9,328,000
Majapahit Holding BV (a) 7.750% 1/20/20	5,300,000	6,386,500

		15,714,500

Holding Company – Diversified — 0.1%
Noble Group Ltd. (a) 4.875% 8/05/15	1,000,000	997,500
Noble Group Ltd. (d) 6.625% 8/05/20	1,400,000	1,370,250

		2,367,750

Insurance — 2.7%
American International Group, Inc. 5.050% 10/01/15	12,500,000	13,315,937
American International Group, Inc. 6.250% 5/01/36	5,000,000	5,396,690
Cincinnati Financial Corp. 6.920% 5/15/28	26,742,000	29,839,419

		48,552,046

Iron & Steel — 0.9%
CSN Islands XI Corp. (a) 6.875% 9/21/19	2,000,000	2,273,600
Gerdau Holdings, Inc. (d) 7.000% 1/20/20	10,000,000	11,522,000
GTL Trade Finance, Inc. (a) 7.250% 10/20/17	1,600,000	1,835,200

		15,630,800

	Principal Amount	Value
Multi-National — 0.0%
European Investment Bank EUR (b) 3.625% 1/15/21	$100,000	$142,946
European Investment Bank EUR (b) 4.625% 4/15/20	500,000	764,441

		907,387

Oil & Gas — 1.5%
Gazprom OAO Via Morgan Stanley Bank AG (d) 9.625% 3/01/13	2,500,000	2,663,400
Novatek Finance Ltd. (a) 5.326% 2/03/16	400,000	420,580
Petrobras International Finance Co. 7.875% 3/15/19	2,300,000	2,837,751
Petroleos Mexicanos 5.500% 1/21/21	2,800,000	3,087,000
Petroleos Mexicanos 6.500% 6/02/41	5,000,000	5,625,000
Ras Laffan LNG 3 (d) 5.500% 9/30/14	1,800,000	1,939,500
Reliance Holdings USA, Inc. (a) 4.500% 10/19/20	6,600,000	6,364,717
Transocean, Inc., Series C, Convertible 1.500% 12/15/37	4,500,000	4,455,000

		27,392,948

Retail — 0.0%
CVS Pass-Through Trust 6.943% 1/10/30	90,704	104,380

Savings & Loans — 3.4%
AK Transneft OJSC Via TransCapitalInvest Ltd. (d) 7.700% 8/07/13	15,000,000	16,124,580
LBG Capital No.1 PLC GBP (b) 7.588% 5/12/20	5,415,000	7,318,797
LBG Capital No.1 PLC GBP (b) 7.867% 12/17/19	4,887,000	6,605,163
LBG Capital No.1 PLC GBP (b) 7.869% 8/25/20	2,906,000	3,950,927
Odebrecht Drilling Norbe VIII/IX Ltd. (a) 6.350% 6/30/21	392,000	417,480
RZD Capital Ltd. 5.739% 4/03/17	3,100,000	3,282,125
SSIF Nevada LP FRN (a) 1.267% 4/14/14	12,500,000	12,404,675
Vnesheconombank Via VEB Finance Ltd. (a) 5.450% 11/22/17	400,000	414,068
Vnesheconombank Via VEB Finance Ltd. (a) 6.902% 7/09/20	9,500,000	10,238,468

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vnesheconombank Via VEB Finance PLC (a) 5.375% 2/13/17	$1,800,000	$1,854,000

		62,610,283

Telecommunications — 2.4%
AT&T, Inc. 5.500% 2/01/18	10,500,000	12,370,502
BellSouth Corp. (a) 4.463% 4/26/21	18,300,000	18,341,431
Deutsche Telekom International Finance BV GBP (b) 6.500% 4/08/22	3,300,000	6,274,400
Indosat Palapa Co. BV (a) 7.375% 7/29/20	5,000,000	5,500,000
Qtel International Finance Ltd. (a) 4.750% 2/16/21	200,000	206,760
Qwest Corp. FRN 3.723% 6/15/13	1,300,000	1,315,137

		44,008,230

Transportation — 0.9%
Asciano Finance (a) 5.000% 4/07/18	9,000,000	9,295,794
DP World Sukuk Ltd. (a) 6.250% 7/02/17	7,000,000	7,367,500

		16,663,294

TOTAL CORPORATE DEBT (Cost $733,971,387)		753,992,966

MUNICIPAL OBLIGATIONS — 3.6%
Bay Area Toll Authority BAB 6.918% 4/01/40	6,300,000	8,209,845
Bay Area Toll Authority BAB 7.043% 4/01/50	10,500,000	13,978,440
Denver Public Schools BAB 6.220% 12/15/26	4,300,000	4,918,770
Irvine Ranch Water District BAB 6.622% 5/01/40	6,700,000	8,998,569
Los Angeles Community College District BAB 6.750% 8/01/49	3,000,000	3,897,240
Metropolitan Government of Nashville & Davidson County Convention Center Authority 6.731% 7/01/43	100,000	117,935
New Jersey Transportation Trust Fund Authority 5.000% 6/15/42	2,100,000	2,255,127
New York City Municipal Water Finance Authority 5.000% 6/15/44	1,000,000	1,082,180

	Principal Amount	Value
New York City Municipal Water Finance Authority BAB 6.124% 6/15/42	$10,000,000	$11,252,900
New York Liberty Development Corp. 5.000% 12/15/41	200,000	216,268
New York State Dormitory Authority 5.051% 9/15/27	600,000	658,422
San Diego County Regional Airport Authority BAB 6.628% 7/01/40	5,000,000	5,395,100
State of California BAB 5.700% 11/01/21	3,500,000	3,953,950
Texas State Transportation Commission BAB 5.178% 4/01/30	400,000	466,680

		65,401,426

TOTAL MUNICIPAL OBLIGATIONS (Cost $54,541,594)		65,401,426

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.3%
Commercial MBS — 5.2%
Banc of America Large Loan, Inc., Series 2009-UB2, Class A4AA VRN (a) 5.673% 2/24/51	6,500,000	7,200,044
BCRR Trust, Series 2009-1, Class 2A2 VRN (a) 5.858% 7/17/40	31,036,000	32,165,276
Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3 VRN 6.199% 2/15/41	2,800,000	3,109,581
European Loan Conduit, Series 25A, Class A FRN EUR (a) (b) 1.207% 5/15/19	4,484,232	5,245,831
European Loan Conduit, Series 25X, Class A FRN EUR (b) (d) 1.207% 5/15/19	105,511	123,431
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	3,500,000	3,817,254
Morgan Stanley Reremic Trust, Series 2010-GG10, Class A4A VRN (a) 5.787% 8/15/45	25,000,000	28,210,177
Real Estate Capital PLC, Series 4, Class A1 FRN GBP (b) (d) 1.339% 10/20/14	4,275,000	6,739,414

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Titan Europe PLC, Series 2007-3X, Class A1 FRN GBP (b) (d) 1.369% 10/23/16	$5,555,047	$7,739,196

		94,350,204

Credit Card ABS — 0.8%
Citibank Omni Master Trust, Series 2009-A8, Class A8 FRN (a) 2.341% 5/16/16	15,200,000	15,225,948

Other ABS — 0.3%
Hillmark Funding, Series 2006-1A, Class A1 FRN (a) 0.743% 5/21/21	3,800,000	3,591,475
Penta CLO SA, Series 2007-1X, Class A1 FRN EUR (b) (d) 1.917% 6/04/24	968,307	1,110,631

		4,702,106

WL Collateral CMO — 3.0%
Arran Residential Mortgages Funding PLC, Series 2011-1A, Class A1B FRN EUR (a) (b) 2.241% 11/19/47	9,807,788	13,093,138
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A1B FRN EUR (a) (b) 2.251% 5/16/47	419,827	560,188
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B FRN EUR (a) (b) 2.451% 5/16/47	1,900,000	2,535,711
Chase Mortgage Finance Corp., Series 2006-A1, Class 4A1 FRN 5.891% 9/25/36	387,853	346,627
Granite Master Issuer PLC, Series 2005-2, Class A6 FRN 0.501% 12/20/54	2,094,403	2,006,438
Granite Master Issuer PLC, Series 2006-3, Class A5 FRN EUR (b) 0.725% 12/20/54	4,983,226	6,376,959
Granite Master Issuer PLC, Series 2006-4, Class A7 FRN EUR (b) (d) 0.835% 12/20/54	2,544,459	3,256,106
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 FRN 2.673% 9/25/35	5,585,176	5,183,125
Holmes Master Issuer PLC, Series 2011-1A, Class A3 EUR (a) (b) 2.581% 10/15/54	1,000,000	1,338,503

	Principal Amount	Value
Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A3 VRN 5.253% 7/25/36	$11,427,332	$9,524,621
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2 FRN 4.999% 8/25/35	4,275,000	3,975,210
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class IIA1 VRN 2.996% 2/25/34	2,470,826	2,210,933
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	5,484,484	5,201,900

		55,609,459

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $162,032,478)		169,887,717

SOVEREIGN DEBT OBLIGATIONS — 2.8%
Canada Housing Trust No 1 CAD (a) (b) 3.350% 12/15/20	4,500,000	4,808,316
Canada Housing Trust No 1 CAD (a) (b) 3.750% 3/15/20	2,100,000	2,309,337
Canada Housing Trust No 1 CAD (a) (b) 3.800% 6/15/21	500,000	552,078
ENN Energy Holdings Ltd. (a) 6.000% 5/13/21	300,000	288,172
Korea Housing Finance Corp. (a) 4.125% 12/15/15	400,000	419,320
Mexican Bonos MXN (b) 6.000% 6/18/15	9,900,000	795,020
Province of British Columbia Canada CAD (b) 3.250% 12/18/21	100,000	102,383
Province of Ontario Canada 1.600% 9/21/16	2,400,000	2,420,489
Province of Ontario Canada 3.000% 7/16/18	400,000	423,428
Province of Ontario Canada CAD (b) 3.150% 6/02/22	1,500,000	1,505,985
Province of Ontario Canada CAD (b) 4.000% 6/02/21	14,900,000	16,106,400
Province of Ontario Canada CAD (b) 4.200% 3/08/18	100,000	110,373
Province of Ontario Canada CAD (b) 4.200% 6/02/20	4,100,000	4,506,979
Province of Ontario Canada CAD (b) 4.300% 3/08/17	700,000	772,649

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Province of Ontario Canada CAD (b) 4.400% 6/02/19	$1,300,000	$1,449,452
Province of Ontario Canada CAD (b) 4.600% 6/02/39	700,000	818,799
Province of Ontario Canada CAD (b) 5.500% 6/02/18	300,000	353,055
Province of Quebec Canada 2.750% 8/25/21	1,600,000	1,606,176
Province of Quebec Canada 3.500% 7/29/20	1,400,000	1,504,742
Province of Quebec Canada CAD (b) 3.500% 12/01/22	1,100,000	1,129,941
Province of Quebec Canada CAD (b) 4.250% 12/01/21	7,400,000	8,115,629
Province of Quebec Canada CAD (b) 4.500% 12/01/16	100,000	110,902
Province of Quebec Canada CAD (b) 4.500% 12/01/18	400,000	447,814
Province of Quebec Canada CAD (b) 4.500% 12/01/20	400,000	447,613
Russian Foreign Bond (d) 3.625% 4/29/15	200,000	208,000

		51,313,052

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $50,118,666)		51,313,052

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 40.7%
Pass-Through Securities — 40.7%
Federal Home Loan Mortgage Corp. Pool #C03701 4.500% 9/01/41	1,743,658	1,846,166
Federal Home Loan Mortgage Corp. TBA Pool #7190 4.500% 5/01/39 (e)	1,000,000	1,058,711
Federal National Mortgage Association 2.475% 5/15/19	2,800,000	2,816,625
Pool #AK6139 3.000% 3/01/27	761,685	789,177
Pool #MA0504 3.500% 8/01/20	971,094	1,026,287
Pool #AE5080 3.500% 9/01/25	134,730	141,292
Pool #AE4281 3.500% 9/01/25	288,716	302,779
Pool #AE3066 3.500% 9/01/25	663,916	696,256
Pool #AE8131 3.500% 10/01/25	358,465	375,926
Pool #AE5487 3.500% 10/01/25	475,693	498,864

	Principal Amount	Value
Pool #AE7019 3.500% 11/01/25	$436,641	$457,911
Pool #AE4992 3.500% 11/01/25	450,838	472,799
Pool #AE4014 3.500% 11/01/25	474,806	497,934
Pool #AE9381 3.500% 12/01/25	1,078,559	1,131,097
Pool #AE2913 3.500% 12/01/25	199,337	209,047
Pool #AD5102 3.500% 12/01/25	225,385	236,363
Pool #MA0617 3.500% 1/01/26	291,303	305,493
Pool #AH1884 3.500% 1/01/26	339,303	355,831
Pool #AH1892 3.500% 2/01/26	176,875	185,491
Pool #AB2826 3.500% 4/01/26	444,492	466,143
Pool #AH9914 3.500% 4/01/26	436,285	457,536
Pool #AB3008 3.500% 5/01/26	294,222	308,554
Pool #AI3430 3.500% 5/01/26	713,784	748,553
Pool #310096 3.500% 8/01/26	181,425	190,263
Pool #890396 3.500% 10/01/26	66,812	70,067
Pool #AH6778 3.500% 3/01/41	126,000	129,494
Pool #MA0824 3.500% 6/01/41	570,514	586,337
Pool #889304 4.000% 4/01/23	27,304	28,907
Pool #995703 4.000% 5/01/24	101,973	107,960
Pool #AD3975 4.000% 6/01/25	161,272	171,748
Pool #AD9130 4.000% 8/01/25	176,284	186,634
Pool #AI2022 4.000% 4/01/26	519,554	550,058
Pool #AE4338 4.000% 9/01/30	219,556	231,425
Pool #AB1502 4.000% 9/01/40	6,000,002	6,288,986
Pool #AE6120 4.000% 10/01/40	670,154	702,432
Pool #AE5661 4.000% 10/01/40	931,544	976,411

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AH0248 4.000% 11/01/40	$958,375	$1,004,534
Pool #AB2335 4.000% 2/01/41	1,051,788	1,102,447
Pool #AE5638 4.000% 6/01/41	250,000	262,041
Pool #AB3576 4.000% 9/01/41	2,000,000	2,096,328
Pool #AJ1407 4.000% 9/01/41	163,610	171,490
Pool #AJ0029 4.000% 10/01/41	6,999,994	7,348,080
Pool #AB3940 4.000% 11/01/41	1,000,000	1,049,726
Pool #AJ5914 4.000% 11/01/41	100,000	104,973
Pool #AJ4679 4.000% 11/01/41	1,000,100	1,049,831
Pool #AJ5380 4.000% 11/01/41	1,000,000	1,049,727
Pool #AJ3797 4.000% 11/01/41	20,326,485	21,337,252
Pool #AJ3496 4.000% 11/01/41	286,763	301,022
Pool #AJ4460 4.000% 12/01/41	2,000,200	2,099,663
Pool #889907 4.500% 10/01/20	319,485	342,448
Pool #889266 4.500% 3/01/23	167,569	179,298
Pool #AA6704 4.500% 3/01/23	206,746	221,320
Pool #995282 4.500% 4/01/23	154,122	164,911
Pool #973950 4.500% 4/01/23	107,157	114,659
Pool #983629 4.500% 5/01/23	21,194	22,677
Pool #982888 4.500% 5/01/23	95,087	102,724
Pool #257277 4.500% 7/01/23	39,690	42,468
Pool #995708 4.500% 4/01/24	536,099	573,626
Pool #AB0554 4.500% 4/01/24	16,314	17,456
Pool #931412 4.500% 6/01/24	583,424	624,263
Pool #932561 4.500% 2/01/25	318,425	340,714
Pool #AD7877 4.500% 6/01/25	793,367	848,903

	Principal Amount	Value
Pool #AE0791 4.500% 12/01/25	$362,852	$388,252
Pool #930997 4.500% 4/01/29	16,218,619	17,331,115
Pool #829583 4.500% 7/01/35	7,158	7,609
Pool #995373 4.500% 2/01/39	668,261	709,818
Pool #995515 4.500% 3/01/39	54,007	57,365
Pool #AC2982 4.500% 9/01/39	139,246	147,905
Pool #AD1654 4.500% 3/01/40	1,258,351	1,367,671
Pool #AD1079 4.500% 3/01/40	666,802	708,269
Pool #AD3057 4.500% 3/01/40	1,347,940	1,431,766
Pool #AB1388 4.500% 8/01/40	17,772	18,877
Pool #AD8529 4.500% 8/01/40	822,658	875,359
Pool #AE2100 4.500% 8/01/40	632,371	671,696
Pool #AE3151 4.500% 9/01/40	242,595	257,681
Pool #AB1475 4.500% 9/01/40	831,965	883,703
Pool #AE0395 4.500% 10/01/40	4,282,309	4,548,615
Pool #AE5471 4.500% 10/01/40	2,590,454	2,751,548
Pool #AE8864 4.500% 11/01/40	980,460	1,041,432
Pool #AE3695 4.500% 11/01/40	128,304	136,283
Pool #AH6932 4.500% 4/01/41	230,635	244,978
Pool #AH7828 4.500% 4/01/41	956,150	1,015,610
Pool #AH9873 4.500% 4/01/41	1,646,506	1,748,898
Pool #AI1116 4.500% 4/01/41	810,811	861,233
Pool #AL0160 4.500% 5/01/41	3,459,652	3,674,799
Pool #AB3194 4.500% 6/01/41	1,732,166	1,839,886
Pool #MA0755 4.500% 6/01/41	218,964	232,580
Pool #AH3853 4.500% 7/01/41	634,535	676,573

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AI0814 4.500% 8/01/41	$868,289	$925,814
Pool #MA0843 4.500% 9/01/41	3,157,936	3,367,149
Pool #256713 5.000% 5/01/27	738,479	797,730
Pool #257163 5.000% 4/01/28	207,513	224,033
Pool #257203 5.000% 5/01/28	71,129	76,791
Pool #730728 5.000% 8/01/33	1,158,925	1,254,401
Pool #725205 5.000% 3/01/34	747,065	808,611
Pool #773682 5.000% 4/01/34	572,219	619,270
Pool #735288 5.000% 3/01/35	3,334,347	3,607,477
Pool #828346 5.000% 7/01/35	191,493	207,060
Pool #888233 5.000% 11/01/35	348,914	377,059
Pool #889769 5.000% 1/01/38	858,506	926,415
Pool #AD0245 5.000% 8/01/38	837,267	904,804
Pool #AA2730 5.000% 5/01/39	732,661	790,615
Pool #AD7136 5.000% 7/01/40	388,357	419,077
Pool #AD7595 5.000% 7/01/40	229,116	247,239
Pool #AB2350 5.000% 2/01/41	336,310	364,699
Pool #AH8146 5.000% 4/01/41	272,255	297,789
Pool #AH8434 5.000% 4/01/41	623,606	676,247
Pool #AL0933 5.000% 10/01/41	474,616	514,680
Pool #AJ6307 5.000% 12/01/41	179,512	195,338
Pool #256714 5.500% 5/01/27	220,357	240,516
Pool #257325 5.500% 8/01/28	599,929	654,439
Pool #AD0836 5.500% 11/01/28	695,229	758,397
Pool #730155 5.500% 8/01/33	318,591	349,492
Pool #735358 5.500% 2/01/35	226,541	248,301

	Principal Amount	Value
Pool #850314 5.500% 1/01/36	$62,621	$68,411
Pool #745418 5.500% 4/01/36	130,845	142,943
Pool #AD2612 5.500% 11/01/36	99,822	109,255
Pool #831922 5.500% 11/01/36	35,283	38,440
Pool #906094 5.500% 1/01/37	268,659	292,702
Pool #889584 5.500% 1/01/37	120,403	131,874
Pool #905142 5.500% 2/01/37	476,939	519,622
Pool #256597 5.500% 2/01/37	70,016	76,282
Pool #888129 5.500% 2/01/37	379,509	413,473
Pool #912872 5.500% 2/01/37	27,198	29,632
Pool #888286 5.500% 4/01/37	444,454	484,229
Pool #256673 5.500% 4/01/37	361,740	393,773
Pool #914803 5.500% 4/01/37	21,667	23,586
Pool #190379 5.500% 5/01/37	749,377	816,440
Pool #918069 5.500% 5/01/37	68,085	74,114
Pool #937466 5.500% 6/01/37	136,943	149,070
Pool #938412 5.500% 7/01/37	536,091	583,564
Pool #925062 5.500% 7/01/37	784,337	853,793
Pool #967740 5.500% 7/01/37	192,677	209,740
Pool #AE0188 5.500% 8/01/37	463,949	508,151
Pool #955170 5.500% 11/01/37	24,386	26,530
Pool #953590 5.500% 1/01/38	162,567	176,862
Pool #972296 5.500% 2/01/38	35,006	38,084
Pool #257072 5.500% 2/01/38	75,371	81,998
Pool #933835 5.500% 4/01/38	108,545	118,089
Pool #983285 5.500% 5/01/38	119,849	130,387

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #995018 5.500% 6/01/38	$2,247,313	$2,448,430
Pool #982658 5.500% 6/01/38	92,569	100,709
Pool #889996 5.500% 6/01/38	93,350	101,617
Pool #984277 5.500% 6/01/38	647,139	704,446
Pool #995397 5.500% 12/01/38	602,071	655,011
Pool #AB0535 5.500% 1/01/39	361,321	393,092
Pool #995258 5.500% 1/01/39	72,656	79,045
Pool #995502 5.500% 2/01/39	8,992	9,796
Pool #AA3642 5.500% 4/01/39	136,840	149,556
Pool #AA0281 5.500% 4/01/39	391,893	426,353
Pool #995845 5.500% 4/01/39	149,779	163,042
Pool #995838 5.500% 5/01/39	662,758	723,105
Pool #AD4567 5.500% 4/01/40	37,851	41,191
Pool #AE0549 5.500% 5/01/40	866,903	945,297
Pool #AL0484 5.500% 5/01/40	840,437	914,336
Pool #890365 5.500% 7/01/41	816,991	888,829
Pool #AL0520 5.500% 7/01/41	4,661,619	5,071,514
Pool #AL0675 5.500% 9/01/41	1,190,449	1,295,124
Federal National Mortgage Association TBA Pool #2342 3.000% 9/01/26 (e)	132,000,000	136,290,000
Pool #2342 3.000% 9/01/26 (e)	134,700,000	139,435,540
Pool #4555 3.500% 12/01/25 (e)	44,000,000	46,138,127
Pool #3649 3.500% 8/01/41 (e)	28,000,000	28,667,187
Pool #6330 4.000% 4/01/24 (e)	4,000,000	4,237,500
Pool #11192 4.000% 6/01/40 (e)	15,000,000	15,692,579
Pool #19687 4.500% 6/01/39 (e)	103,000,000	109,550,161

	Principal Amount	Value
Pool #29986 5.000% 11/01/36 (e)	$66,000,000	$71,182,030
Pool #45577 5.500% 3/01/35 (e)	29,000,000	31,596,405
Pool #53246 6.000% 8/01/35 (e)	7,000,000	7,712,032

		743,764,200

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $742,359,822)		743,764,200

U.S. TREASURY OBLIGATIONS — 33.2%
U.S. Treasury Bonds & Notes — 33.2%
U.S. Treasury Inflation Index 0.125% 4/15/16	2,258,520	2,385,562
U.S. Treasury Inflation Index 0.125% 1/15/22	2,603,068	2,664,891
U.S. Treasury Inflation Index 0.625% 7/15/21	201,080	217,559
U.S. Treasury Inflation Index 1.125% 1/15/21	310,764	349,804
U.S. Treasury Inflation Index 1.250% 7/15/20	1,142,955	1,305,201
U.S. Treasury Inflation Index (f) 1.750% 1/15/28	7,030,725	8,384,688
U.S. Treasury Inflation Index 2.000% 1/15/26	7,192,710	8,815,004
U.S. Treasury Inflation Index 2.375% 1/15/25	1,442,580	1,835,007
U.S. Treasury Inflation Index (f) 2.375% 1/15/27	2,134,935	2,739,388
U.S. Treasury Inflation Index 2.500% 1/15/29	738,801	975,102
U.S. Treasury Note 0.250% 2/28/14	10,800,000	10,784,391
U.S. Treasury Note 0.250% 3/31/14	13,300,000	13,277,660
U.S. Treasury Note (g) 0.250% 2/15/15	114,300,000	113,482,938
U.S. Treasury Note (g) 0.375% 3/15/15	90,100,000	89,758,602
U.S. Treasury Note (g) 0.875% 12/31/16	251,300,000	250,014,048
U.S. Treasury Note 0.875% 1/31/17	35,700,000	35,483,847
U.S. Treasury Note 0.875% 2/28/17	24,700,000	24,528,258
U.S. Treasury Note 1.250% 3/15/14	2,600,000	2,645,754
U.S. Treasury Note 1.375% 11/30/18	3,700,000	3,665,457

The accompanying notes are an integral part of the financial statements.

MassMutual Select PIMCO Total Return Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.375% 12/31/18	$3,200,000	$3,166,625
U.S. Treasury Note 2.625% 8/15/20	8,700,000	9,173,742
U.S. Treasury Note 2.625% 11/15/20	6,700,000	7,047,039
U.S. Treasury Note 3.000% 2/28/17	6,000,000	6,567,187
U.S. Treasury Note 3.375% 11/15/19	3,800,000	4,242,938
U.S. Treasury Note 3.500% 5/15/20	2,700,000	3,037,500

		606,548,192

TOTAL U.S. TREASURY OBLIGATIONS (Cost $607,439,811)		606,548,192

TOTAL BONDS & NOTES (Cost $2,351,017,570)		2,391,462,923

TOTAL LONG-TERM INVESTMENTS (Cost $2,372,467,570)		2,413,138,923

SHORT-TERM INVESTMENTS — 0.4%
Commercial Paper — 0.1%
Bank of Nova Scotia 0.770% 8/09/12	1,100,000	1,099,921

Repurchase Agreement — 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (h)	322,286	322,286

U.S. Treasury Bills — 0.3%
U.S. Treasury Bill 0.010% 9/27/12	800,000	799,410
U.S. Treasury Bill (g) 0.043% 6/07/12	1,650,000	1,649,879
U.S. Treasury Bill (g) 0.060% 7/05/12	280,000	279,966
U.S. Treasury Bill 0.061% 5/24/12	310,000	309,970
U.S. Treasury Bill 0.124% 9/13/12	880,000	879,418
U.S. Treasury Bill 0.170% 3/07/13	840,000	838,435
U.S. Treasury Bill (g) 0.500% 8/16/12	430,000	429,801

		5,186,879

TOTAL SHORT-TERM INVESTMENTS (Cost $6,609,086)		6,609,086

Value
TOTAL INVESTMENTS — 132.4% (Cost $2,379,076,656) (i)	$2,419,748,009

Other Assets/(Liabilities) — (32.4)%	(592,374,576)

NET ASSETS — 100.0%	$1,827,373,433

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
MXN	Mexican Peso
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $367,402,505 or 20.11% of net assets.
(b)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(c)	All or portion of this security is held as collateral for open reverse repurchase agreements. (Note 2)
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2012, these securities amounted to a value of $63,261,508 or 3.46% of net assets.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	All or a portion of this security is held as collateral for open swap agreements and written options outstanding. (Note 2).
(h)	Maturity value of $322,286. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $331,200.
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

PREFERRED STOCK — 0.1%
Diversified Financial — 0.1%
Citigroup Capital XII 8.500%	5,675	$145,280
Citigroup Capital XIII 7.875%	3,275	89,080

		234,360

TOTAL PREFERRED STOCK (Cost $229,333)		234,360

TOTAL EQUITIES (Cost $229,333)		234,360

	Principal Amount
BONDS & NOTES — 102.3%

CORPORATE DEBT — 34.1%
Aerospace & Defense — 0.2%
The Boeing Co. 4.875% 2/15/20	$100,000	118,046
The Boeing Co. 6.000% 3/15/19	130,000	159,800
Raytheon Co. 3.125% 10/15/20	120,000	122,136

		399,982

Agriculture — 0.8%
Altria Group, Inc. 4.750% 5/05/21	390,000	419,224
Altria Group, Inc. 9.250% 8/06/19	180,000	242,051
Philip Morris International, Inc. 2.900% 11/15/21	280,000	276,104
Philip Morris International, Inc. 4.500% 3/20/42	120,000	118,384
Reynolds American, Inc. 6.750% 6/15/17	175,000	208,470
Reynolds American, Inc. 7.250% 6/01/12	60,000	60,557

		1,324,790

Airlines — 0.3%
Continental Airlines, Inc. (a) 6.750% 9/15/15	20,000	20,075
Delta Air Lines, Inc. Series 2007-1 Class A (a) 6.821% 2/10/24	256,527	280,897
United Air Lines, Inc. 9.750% 1/15/17	116,884	133,832

		434,804

	Principal Amount	Value
Auto Manufacturers — 0.2%
Daimler Finance NA LLC (a) 2.625% 9/15/16	$260,000	$268,315

Banks — 4.9%
Bank of America Corp. 3.875% 3/22/17	70,000	70,386
Bank of America Corp. 4.500% 4/01/15	20,000	20,715
Bank of America Corp. 4.875% 9/15/12	10,000	10,135
Bank of America Corp. 5.000% 5/13/21	410,000	410,633
Bank of America Corp. 5.625% 7/01/20	190,000	198,081
Bank of America Corp. 7.625% 6/01/19	170,000	196,030
Bank of Tokyo-Mitsubishi UFJ Ltd. (a) 3.850% 1/22/15	110,000	116,575
BankAmerica Institutional Capital A (a) 8.070% 12/31/26	100,000	100,500
Barclays Bank PLC (a) 6.050% 12/04/17	130,000	133,671
BBVA US Senior SAU 3.250% 5/16/14	400,000	398,791
Commonwealth Bank of Australia (a) 3.750% 10/15/14	200,000	209,595
Commonwealth Bank of Australia (a) 5.000% 10/15/19	70,000	75,616
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.375% 1/19/17	320,000	327,148
Credit Agricole SA VRN (a) 8.375% 10/29/49	620,000	576,600
Glitnir Banki HF (Acquired 7/28/06, Cost $290,000) (a) (b) (c) 6.330% 7/28/11	290,000	78,300
Glitnir Banki HF (Acquired 9/25/07, Cost $389,126) (a) (b) (c) 6.375% 9/25/12	390,000	105,300
ICICI Bank Ltd. VRN (d) 6.375% 4/30/22	180,000	169,200
Intesa Sanpaolo SPA (a) 3.625% 8/12/15	140,000	133,748
Landsbanki Islands HF (Acquired 8/25/06, Cost $669,826) (a) (b) (c) 6.100% 12/31/49	670,000	28,475
Lloyds TSB Bank PLC (a) 5.800% 1/13/20	90,000	92,437
Lloyds TSB Bank PLC 6.375% 1/21/21	100,000	107,340
Nordea Bank AB (a) 3.700% 11/13/14	140,000	145,915

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nordea Bank AB (a) 4.875% 5/13/21	$390,000	$379,553
Rabobank Nederland (a) 11.000% 12/29/49	210,000	266,700
Royal Bank of Scotland Group PLC 5.000% 10/01/14	310,000	306,237
Royal Bank of Scotland Group PLC 5.050% 1/08/15	80,000	78,271
Royal Bank of Scotland Group PLC 6.400% 10/21/19	110,000	115,366
Royal Bank of Scotland Group PLC VRN 7.640% 3/29/49	200,000	137,000
Royal Bank of Scotland Group PLC VRN 7.648% 8/29/49	40,000	33,900
Santander US Debt SA Unipersonal (a) 2.485% 1/18/13	200,000	199,413
Santander US Debt SA Unipersonal (a) 3.724% 1/20/15	100,000	97,629
State Street Corp. 4.956% 3/15/18	310,000	323,723
Sumitomo Mitsui Banking Corp. (a) 3.100% 1/14/16	200,000	207,179
Sumitomo Mitsui Banking Corp. (a) 3.150% 7/22/15	260,000	270,717
UBS AG 3.875% 1/15/15	310,000	322,508
Wachovia Capital Trust III VRN 5.569% 3/29/49	360,000	340,200
Wachovia Corp. 5.250% 8/01/14	790,000	850,304
Wachovia Corp. 5.625% 10/15/16	330,000	367,888
Wells Fargo & Co. 3.676% 6/15/16	170,000	181,545
Wells Fargo & Co. 4.600% 4/01/21	40,000	42,897
Wells Fargo Capital 5.950% 12/01/36	310,000	312,821

		8,539,042

Beverages — 0.7%
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	100,000	115,350
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	260,000	305,551
Diageo Capital PLC 4.828% 7/15/20	300,000	342,342
Pernod-Ricard SA (a) 2.950% 1/15/17	180,000	181,823
Pernod-Ricard SA (a) 4.450% 1/15/22	250,000	253,593

		1,198,659

	Principal Amount	Value
Chemicals — 0.1%
CF Industries, Inc. 7.125% 5/01/20	$20,000	$23,825
Ecolab, Inc. 4.350% 12/08/21	70,000	74,208
Potash Corp. of Saskatchewan, Inc. 4.875% 3/30/20	50,000	56,510

		154,543

Coal — 0.3%
Arch Coal, Inc. (a) 7.000% 6/15/19	250,000	230,625
Consol Energy, Inc. 6.375% 3/01/21	160,000	152,800
Peabody Energy Corp. 6.500% 9/15/20	170,000	170,000

		553,425

Commercial Services — 0.1%
Service Corp. International 7.500% 4/01/27	135,000	136,688
Service Corp. International 7.625% 10/01/18	10,000	11,500

		148,188

Diversified Financial — 8.2%
American Express Co. VRN 6.800% 9/01/66	230,000	234,600
Boeing Capital Corp. 4.700% 10/27/19	150,000	173,306
Citigroup, Inc. 3.953% 6/15/16	240,000	246,637
Citigroup, Inc. 5.375% 8/09/20	400,000	429,635
Citigroup, Inc. 5.500% 10/15/14	80,000	85,833
Citigroup, Inc. 6.010% 1/15/15	290,000	315,086
Citigroup, Inc. 6.375% 8/12/14	30,000	32,550
Citigroup, Inc. 6.875% 3/05/38	660,000	762,035
Countrywide Financial Corp. 6.250% 5/15/16	360,000	375,144
Federal Home Loan Mortgage Corp. 0.875% 10/28/13	330,000	332,535
Federal National Mortgage Association 0.010% 10/09/19	2,500,000	1,933,303
Federal National Mortgage Association 4.625% 5/01/13	950,000	992,907
FIA Card Services NA 7.125% 11/15/12	450,000	461,271
Financing Corp. Fico Strip 0.010% 6/06/13	240,000	238,317

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Electric Capital Corp. 5.300% 2/11/21	$40,000	$43,321
General Electric Capital Corp. 5.875% 1/14/38	400,000	439,694
General Electric Capital Corp. VRN 6.375% 11/15/67	990,000	1,009,800
General Electric Capital Corp. 6.875% 1/10/39	440,000	543,374
The Goldman Sachs Group, Inc. 3.625% 8/01/12	60,000	60,527
The Goldman Sachs Group, Inc. 4.750% 7/15/13	10,000	10,352
The Goldman Sachs Group, Inc. 5.250% 10/15/13	80,000	83,741
The Goldman Sachs Group, Inc. 5.250% 7/27/21	70,000	69,294
The Goldman Sachs Group, Inc. 5.375% 3/15/20	310,000	315,139
The Goldman Sachs Group, Inc. 5.450% 11/01/12	150,000	153,418
The Goldman Sachs Group, Inc. 6.000% 6/15/20	240,000	252,530
The Goldman Sachs Group, Inc. 6.250% 2/01/41	470,000	464,196
HSBC Finance Corp. 6.676% 1/15/21	430,000	458,997
International Lease Finance Corp. (a) 6.750% 9/01/16	720,000	771,300
JP Morgan Chase & Co. 4.350% 8/15/21	40,000	40,869
JP Morgan Chase & Co. 5.125% 9/15/14	820,000	878,696
JP Morgan Chase & Co. 5.150% 10/01/15	600,000	652,721
Kaupthing Bank (Acquired 10/06/06, Cost $99,469) (a) (b) (c) 5.750% 10/04/11	100,000	26,500
Kaupthing Bank HF (Acquired 2/28/08, Cost $1,507,428) (a) (b) (c) 7.625% 2/28/15	1,800,000	477,000
Lehman Brothers Holdings Capital Trust VII VRN (b) 5.857% 11/29/49	310,000	31
Lehman Brothers Holdings, Inc. (b) 6.500% 7/19/17	440,000	44
Lehman Brothers Holdings, Inc. Series I (b) 6.750% 12/28/17	1,320,000	132
MBNA Capital A Series A 8.278% 12/01/26	110,000	111,100
Merrill Lynch & Co., Inc. 6.875% 4/25/18	110,000	122,287

	Principal Amount	Value
Morgan Stanley 4.750% 3/22/17	$40,000	$40,013
Morgan Stanley Series F 5.550% 4/27/17	200,000	204,663
SLM Corp. 5.000% 4/15/15	20,000	20,354
SLM Corp. 5.050% 11/14/14	120,000	122,973
SLM Corp. 5.625% 8/01/33	90,000	76,838
UPCB Finance III Ltd. (a) 6.625% 7/01/20	150,000	153,000

		14,216,063

Electric — 1.8%
Calpine Corp. (a) 7.500% 2/15/21	230,000	245,525
The Cleveland Electric Illuminating Co. 5.650% 12/15/13	190,000	202,736
The Cleveland Electric Illuminating Co. 5.700% 4/01/17	20,000	22,220
Dominion Resources, Inc. 5.700% 9/17/12	510,000	521,576
Duke Energy Corp. 5.625% 11/30/12	595,000	614,647
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.000% 12/01/20	495,000	539,550
Exelon Corp. 5.625% 6/15/35	290,000	312,903
FirstEnergy Corp. Series C 7.375% 11/15/31	350,000	430,872
Pacific Gas & Electric Co. 5.800% 3/01/37	130,000	155,307
Pacific Gas & Electric Co. 6.050% 3/01/34	90,000	109,402
Pacific Gas & Electric Co. 8.250% 10/15/18	20,000	26,475

		3,181,213

Electronics — 0.1%
Thermo Fisher Scientific, Inc. 3.600% 8/15/21	90,000	94,995

Environmental Controls — 0.0%
Waste Management, Inc. 7.375% 5/15/29	50,000	64,612

Foods — 0.5%
Kraft Foods, Inc. 5.375% 2/10/20	470,000	543,340
The Kroger Co. 6.400% 8/15/17	30,000	36,169
Safeway, Inc. 3.950% 8/15/20	90,000	89,250

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Safeway, Inc. 4.750% 12/01/21	$180,000	$186,079

		854,838

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA (a) 4.750% 1/11/22	110,000	112,602

Health Care – Products — 0.1%
Medtronic, Inc. 3.125% 3/15/22	180,000	180,858

Health Care – Services — 0.9%
Roche Holdings, Inc. (a) 6.000% 3/01/19	220,000	268,289
Tenet Healthcare Corp. 8.875% 7/01/19	240,000	268,800
Tenet Healthcare Corp. 10.000% 5/01/18	300,000	343,500
UnitedHealth Group, Inc. 5.700% 10/15/40	120,000	139,310
UnitedHealth Group, Inc. 5.800% 3/15/36	70,000	80,521
UnitedHealth Group, Inc. 6.000% 2/15/18	110,000	132,861
WellPoint, Inc. 3.700% 8/15/21	170,000	176,428
WellPoint, Inc. 5.875% 6/15/17	20,000	23,353
WellPoint, Inc. 7.000% 2/15/19	150,000	186,248

		1,619,310

Household Products — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (a) 6.875% 2/15/21	150,000	155,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (a) 7.125% 4/15/19	200,000	208,500

		363,750

Insurance — 0.9%
American International Group, Inc. (a) 3.750% 11/30/13	100,000	101,154
American International Group, Inc. 6.250% 3/15/37	570,000	513,000
American International Group, Inc. 6.400% 12/15/20	140,000	158,442
ING Capital Funding Trust III VRN 4.179% 12/29/49	10,000	8,608
MetLife Capital Trust IV (a) 7.875% 12/15/67	200,000	219,000
MetLife, Inc. 6.400% 12/15/66	260,000	254,800

	Principal Amount	Value
Teachers Insurance & Annuity Association of America (a) 6.850% 12/16/39	$260,000	$321,992

		1,576,996

Iron & Steel — 0.1%
Steel Dynamics, Inc. 6.750% 4/01/15	140,000	142,450
Steel Dynamics, Inc. 7.625% 3/15/20	40,000	43,300

		185,750

Lodging — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16	80,000	84,400
Inn of the Mountain Gods Resort & Casino (a) 8.750% 11/30/20	11,000	10,753
MGM Resorts International 10.375% 5/15/14	10,000	11,337
MGM Resorts International 11.125% 11/15/17	20,000	22,625

		129,115

Media — 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 6.500% 4/30/21	270,000	279,450
CCO Holdings LLC/CCO Holdings Capital Corp. 7.000% 1/15/19	220,000	233,200
Comcast Corp. 6.500% 1/15/15	765,000	872,909
DISH DBS Corp. 6.750% 6/01/21	110,000	118,525
DISH DBS Corp. 7.875% 9/01/19	170,000	195,500
Echostar DBS Corp. 7.000% 10/01/13	95,000	101,412
News America, Inc. 4.500% 2/15/21	10,000	10,663
News America, Inc. 6.200% 12/15/34	20,000	22,180
News America, Inc. 6.650% 11/15/37	30,000	34,969
Reed Elsevier Capital, Inc. 8.625% 1/15/19	250,000	315,201
Time Warner Cable, Inc. 4.000% 9/01/21	110,000	112,704
Time Warner Cable, Inc. 5.500% 9/01/41	20,000	20,951
Time Warner Cable, Inc. 5.875% 11/15/40	110,000	118,523

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner Cable, Inc. 6.200% 7/01/13	$250,000	$266,649
Time Warner Cable, Inc. 6.750% 6/15/39	180,000	214,620
Time Warner Cable, Inc. 8.250% 4/01/19	260,000	332,515
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	26,717
Time Warner, Inc. 4.750% 3/29/21	200,000	219,650
Time Warner, Inc. 6.250% 3/29/41	20,000	22,853
TL Acquisitions, Inc. (a) 10.500% 1/15/15	20,000	15,050
United Business Media Ltd. (a) 5.750% 11/03/20	130,000	128,540

		3,662,781

Mining — 2.0%
Barrick Gold Corp. (a) 3.850% 4/01/22	50,000	49,972
Barrick Gold Corp. 6.950% 4/01/19	140,000	170,715
Barrick NA Finance LLC 4.400% 5/30/21	210,000	221,353
BHP Billiton Finance USA Ltd. 3.250% 11/21/21	40,000	40,369
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	410,000	508,425
FMG Resources August 2006 Pty Ltd. (a) 6.375% 2/01/16	30,000	29,925
Freeport-McMoRan Copper & Gold, Inc. 3.550% 3/01/22	290,000	278,521
Novelis, Inc. /GA 8.750% 12/15/20	120,000	131,400
Rio Tinto Finance USA Ltd. 1.875% 11/02/15	20,000	20,375
Rio Tinto Finance USA Ltd. 2.500% 5/20/16	100,000	103,644
Rio Tinto Finance USA Ltd. 3.500% 11/02/20	350,000	357,343
Rio Tinto Finance USA Ltd. 3.750% 9/20/21	110,000	113,559
Rio Tinto Finance USA Ltd. 4.125% 5/20/21	80,000	84,400
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	190,000	234,135
Teck Resources Ltd. 10.250% 5/15/16	9,000	10,306
Vale Overseas Ltd. 4.375% 1/11/22	502,000	504,232
Vale Overseas Ltd. 6.875% 11/21/36	361,000	418,702

	Principal Amount	Value
Vedanta Resources PLC (a) 8.750% 1/15/14	$190,000	$195,225

		3,472,601

Oil & Gas — 3.7%
Anadarko Petroleum Corp. 6.375% 9/15/17	30,000	35,646
Apache Corp. 5.100% 9/01/40	360,000	393,020
BP Capital Markets PLC 3.125% 10/01/15	480,000	507,345
BP Capital Markets PLC 3.561% 11/01/21	30,000	30,892
Chesapeake Energy Corp. 6.875% 11/15/20	210,000	216,825
Concho Resources, Inc. 5.500% 10/01/22	40,000	39,400
Concho Resources, Inc. 6.500% 1/15/22	98,000	103,390
Conoco, Inc. 6.950% 4/15/29	155,000	208,236
ConocoPhillips 6.500% 2/01/39	80,000	106,249
Devon Energy Corp. 5.600% 7/15/41	360,000	405,076
Hess Corp. 7.300% 8/15/31	155,000	197,237
Hess Corp. 7.875% 10/01/29	90,000	119,770
Hess Corp. 8.125% 2/15/19	180,000	232,457
Kerr-McGee Corp. 6.950% 7/01/24	300,000	362,325
Kerr-McGee Corp. 7.875% 9/15/31	360,000	464,228
Noble Energy, Inc. 8.250% 3/01/19	300,000	376,734
Occidental Petroleum Corp. 3.125% 2/15/22	200,000	201,774
Pemex Project Funding Master Trust 6.625% 6/15/35	623,000	710,220
Petrobras International Finance Co. 3.875% 1/27/16	150,000	157,890
Petrobras International Finance Co. 5.375% 1/27/21	540,000	581,439
Petrobras International Finance Co. 5.750% 1/20/20	142,000	157,308
Petrobras International Finance Co. 6.125% 10/06/16	166,000	187,746
QEP Resources, Inc. 6.875% 3/01/21	190,000	209,950
Shell International Finance BV 4.375% 3/25/20	330,000	377,615

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WPX Energy, Inc. (a) 6.000% 1/15/22	$90,000	$90,000

		6,472,772

Oil & Gas Services — 0.4%
Baker Hughes, Inc. (a) 3.200% 8/15/21	240,000	241,582
Cie Generale de Geophysique - Veritas 6.500% 6/01/21	230,000	234,600
Key Energy Services, Inc. 6.750% 3/01/21	140,000	143,850
SESI LLC (a) 7.125% 12/15/21	50,000	54,000

		674,032

Pharmaceuticals — 0.8%
Aristotle Holding, Inc. (a) 3.500% 11/15/16	620,000	647,621
Pfizer, Inc. 6.200% 3/15/19	310,000	387,934
Teva Pharmaceutical Finance Co. BV 3.650% 11/10/21	50,000	50,614
Teva Pharmaceutical Finance IV BV 3.650% 11/10/21	290,000	293,561
Wyeth 5.950% 4/01/37	20,000	25,337

		1,405,067

Pipelines — 1.3%
El Paso Natural Gas Co. 8.375% 6/15/32	289,000	353,416
Enterprise Products Operating LLC 4.050% 2/15/22	490,000	507,412
Enterprise Products Operating LLC 5.700% 2/15/42	270,000	291,935
Enterprise Products Operating LLC 6.125% 10/15/39	20,000	22,523
Kinder Morgan Energy Partners LP 5.000% 12/15/13	100,000	106,193
Kinder Morgan Energy Partners LP 5.850% 9/15/12	20,000	20,414
Kinder Morgan Energy Partners LP 6.000% 2/01/17	200,000	230,522
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.250% 6/15/22	50,000	52,500
Regency Energy Partners LP/Regency Energy Finance Corp. 6.500% 7/15/21	128,000	135,680
Southern Natural Gas Co. 8.000% 3/01/32	5,000	6,191
Tennessee Gas Pipeline Co. 7.625% 4/01/37	50,000	59,766
Williams Cos., Inc. 7.750% 6/15/31	78,000	95,020

	Principal Amount	Value
Williams Cos., Inc. Series A 7.500% 1/15/31	$240,000	$288,041

		2,169,613

Retail — 0.5%
CVS Caremark Corp. 6.600% 3/15/19	100,000	123,354
CVS Caremark Corp. (a) 9.350% 1/10/23	240,000	252,245
CVS Pass-Through Trust (a) 5.298% 1/11/27	12,888	13,068
CVS Pass-Through Trust 5.880% 1/10/28	133,660	142,048
CVS Pass-Through Trust 6.036% 12/10/28	112,377	123,209
CVS Pass-Through Trust 6.943% 1/10/30	90,704	104,380
Wal-Mart Stores, Inc. 6.200% 4/15/38	50,000	63,746

		822,050

Savings & Loans — 0.4%
ASIF Global Financing XIX (a) 4.900% 1/17/13	20,000	20,328
The Goldman Sachs Capital II VRN 5.793% 6/01/43	390,000	267,638
ILFC E-Capital Trust II VRN (a) 6.250% 12/21/65	10,000	7,325
Resona Preferred Global Securities Cayman Ltd. VRN (a) 7.191% 12/29/49	385,000	402,325

		697,616

Semiconductors — 0.0%
National Semiconductor Corp. 6.600% 6/15/17	30,000	37,009

Telecommunications — 2.2%
America Movil SAB de CV 5.000% 3/30/20	100,000	111,200
America Movil SAB de CV 5.625% 11/15/17	160,000	186,288
AT&T, Inc. 5.500% 2/01/18	570,000	671,542
AT&T, Inc. 6.550% 2/15/39	90,000	109,526
Cellco Partnership/Verizon Wireless Capital LLC 8.500% 11/15/18	50,000	68,651
Deutsche Telekom International Finance BV 5.750% 3/23/16	315,000	355,718
Intelsat Jackson Holdings SA 7.250% 10/15/20	180,000	189,225
Intelsat Jackson Holdings SA 8.500% 11/01/19	65,000	71,337

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Intelsat Jackson Holdings SA 9.500% 6/15/16	$30,000	$31,350
Qwest Corp. 6.875% 9/15/33	100,000	99,000
Qwest Corp. 7.500% 10/01/14	55,000	61,318
Rogers Communications, Inc. 6.800% 8/15/18	120,000	149,365
SBC Communications, Inc. 5.100% 9/15/14	230,000	253,164
Sprint Capital Corp. 6.875% 11/15/28	30,000	22,950
Sprint Capital Corp. 8.750% 3/15/32	240,000	205,800
Telefonica Emisiones SAU 5.877% 7/15/19	100,000	101,520
Verizon Communications, Inc. 3.500% 11/01/21	130,000	132,998
Verizon Communications, Inc. 6.000% 4/01/41	180,000	213,210
Verizon Communications, Inc. 6.100% 4/15/18	240,000	288,950
Wind Acquisition Finance SA (a) 7.250% 2/15/18	420,000	395,850

		3,718,962

Transportation — 0.1%
Kansas City Southern de Mexico SA de CV 12.500% 4/01/16	98,000	112,945

TOTAL CORPORATE DEBT (Cost $59,339,320)		58,847,298

MUNICIPAL OBLIGATIONS — 1.1%
American Municipal Power, Inc. 6.270% 2/15/50	30,000	33,067
Los Angeles Department of Water & Power 6.574% 7/01/45	120,000	160,645
Municipal Electric Authority of Georgia 6.637% 4/01/57	130,000	144,581
Municipal Electric Authority of Georgia 6.655% 4/01/57	80,000	88,536
Santa Clara Valley Transportation Authority 5.876% 4/01/32	190,000	229,594
State of California 4.858% 5/15/12	160,000	156,566
State of California 7.300% 10/01/39	230,000	287,981
State of Illinois 5.665% 3/01/18	180,000	196,335

	Principal Amount	Value
State of Illinois 5.877% 3/01/19	$180,000	$197,977
Student Loan Funding Corp. 0.341% 9/01/47	200,000	181,131
Tennessee Valley Authority 5.250% 9/15/39	210,000	252,599

		1,929,012

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,714,462)		1,929,012

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.8%
Agency Collateral CMO — 4.9%
Federal Home Loan Mortgage Corp., Series R007, Class ZA 6.000% 5/15/36	567,132	658,224
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K006, Class AX1 VRN 1.061% 1/25/20	628,418	38,925
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K007, Class X1 VRN 1.236% 4/25/20	1,364,460	97,185
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K009, Class X1 VRN 1.513% 8/25/20	779,164	68,494
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K702, Class X1 VRN 1.564% 2/25/18	3,249,674	246,003
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K015, Class X1 VRN 1.680% 7/25/21	887,909	100,779
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K008, Class X1 VRN 1.680% 6/25/20	1,668,720	165,474
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K704, Class X1 VRN 2.010% 8/25/18	409,720	42,470

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K703, Class X1 VRN 2.093% 5/25/18	$1,465,787	$153,245
Federal National Mortgage Association, Series 2012-46, Class BA 1.000% 5/01/42	900,000	1,032,587
Federal National Mortgage Association, Series 2012-35, Class MB 5.500% 4/25/42	2,600,000	2,946,210
Federal National Mortgage Association, Series 2011-87, Class SJ FRN 5.708% 9/25/41	675,503	116,307
Federal National Mortgage Association, Series 2010-142, Class SM FRN 6.288% 12/25/40	689,780	90,079
Federal National Mortgage Association, Series 2011-96, Class SA FRN 6.308% 10/25/41	1,366,865	231,256
Federal National Mortgage Association, Series 2012-28, Class B 6.500% 6/25/39	300,000	338,116
Federal National Mortgage Association, Series 2012-25, Class B 6.500% 3/25/42	1,700,000	1,966,248
Government National Mortgage Association, Series 2010-113, Class BS FRN 5.758% 9/20/40	311,631	48,297
Government National Mortgage Association, Series 2010-121, Class SE FRN 5.758% 9/20/40	232,423	35,154
Government National Mortgage Association, Series 2011-11, Class SA FRN 5.758% 1/20/41	163,672	25,370
Government National Mortgage Association, Series 2011-32, Class SD FRN 5.758% 3/20/41	83,989	13,006

		8,413,429

Automobile ABS — 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A (a) 2.802% 5/20/18	125,000	124,925
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A (a) 3.150% 3/20/17	60,000	62,193
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A (a) 4.640% 5/20/16	180,000	194,096

	Principal Amount	Value
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (a) 5.290% 3/25/16	$300,000	$329,070

		710,284

Commercial MBS — 1.9%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4 VRN 5.193% 9/10/47	310,000	346,602
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4 VRN 5.730% 5/10/45	190,000	216,456
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM 4.727% 7/10/43	32,000	33,750
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM VRN 5.421% 9/10/45	66,000	70,562
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4 VRN 5.889% 7/10/44	520,000	582,444
DBUBS Mortgage Trust, Series 2011-LC3A, Class XA VRN (a) 1.503% 8/10/44	795,163	45,056
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4 5.543% 12/10/49	70,000	75,765
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.883% 7/10/38	140,000	158,841
GS Mortgage Securities Corp II, Series 2011-GC5, Class XA (a) 1.777% 8/10/44	835,431	77,825
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class AM 5.440% 5/15/45	58,000	62,244
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4 VRN 5.794% 2/12/51	80,000	91,661
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5 4.739% 7/15/30	251,000	272,885
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4 5.424% 2/15/40	17,000	19,057
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 VRN 5.966% 8/12/49	10,000	11,035

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2007-IQ14, Class A4 VRN 5.692% 4/15/49	$830,000	$907,614
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4 5.308% 11/15/48	64,000	71,207
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class XA VRN (a) 1.171% 2/15/44	966,782	54,847
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4 3.667% 11/15/44	74,000	77,118

		3,174,969

Home Equity ABS — 1.8%
ACE Securities Corp., Series 2006-SD2, Class A FRN 0.541% 12/25/45	341,140	320,736
ACE Securities Corp., Series 2002-HE3, Class M1 FRN 2.041% 10/25/32	961,811	782,340
Bear Stearns Asset Back Securities Trust, Series 2005-SD4, Class 2A1 FRN 0.641% 12/25/42	128,368	115,562
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.471% 12/15/35	126,724	69,626
Delta Funding Home Equity Loan Trust, Series 1999-1, Class A6F 6.340% 12/15/28	377	377
Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1A FRN 0.461% 7/25/30	252,226	213,053
GSAA Home Equity Trust, Series 2006-19, Class A3A FRN 0.481% 12/25/36	1,361,752	623,774
HSI Asset Securitization Corp. Series 2005-II, Class 2A4 VRN STEP 0.631% 11/25/35	2,400,000	852,685
Structured Asset Securities Corp., Series 2002-AL1, Class A3 3.450% 2/25/32	104,065	94,563

		3,072,716

Manufactured Housing ABS — 1.4%
Greenpoint Manufactured Housing, Series 2000-6, Class A3 FRN 2.277% 11/22/31	150,000	127,482
Greenpoint Manufactured Housing, Series 1999-2, Class A2 FRN 3.007% 3/18/29	200,000	155,763
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2 FRN 3.731% 6/19/29	75,000	54,127

	Principal Amount	Value
Greenpoint Manufactured Housing, Series 1999-4, Class A2 FRN 3.746% 2/20/30	$75,000	$54,464
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2 FRN 3.751% 3/13/32	200,000	152,866
Greenpoint Manufactured Housing, Series 2001-2, Class IA2 FRN 3.755% 2/20/32	150,000	119,541
Origen Manufactured Housing, Series 2005-B, Class A3 5.605% 5/15/22	1,789,532	1,815,393

		2,479,636

Other ABS — 0.1%
Amortizing Residential Collateral Trust, Series 2004-1, Class A5 FRN 0.741% 10/25/34	266,624	235,769

Student Loans ABS — 1.6%
Brazos Higher Education Authority, Series 2011-1, Class A3 FRN 1.541% 11/25/33	400,000	367,754
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.990% 6/15/43	400,000	348,000
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.820% 10/25/32	173,430	163,056
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class A3 FRN 1.744% 7/25/42	500,000	450,004
SLM Student Loan Trust, Series 2004-3, Class A5 FRN 0.730% 7/25/23	500,000	493,037
SLM Student Loan Trust, Series 2003-11, Class A6 FRN (a) 0.764% 12/15/25	300,000	284,089
SLM Student Loan Trust, Series 2001-4, Class B FRN 1.060% 1/25/21	600,000	573,126

		2,679,066

WL Collateral CMO — 4.7%
Bear Stearns Alt-A Trust, Series 2004-11, Class IIA6A VRN 5.134% 11/25/34	535,896	466,779
Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1 FRN 0.571% 10/25/35	204,911	98,669
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF FRN (a) 0.641% 9/25/35	329,994	279,609

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF FRN (a) 0.592% 9/25/35	$322,022	$264,023
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3 VRN 2.804% 10/25/35	365,351	277,745
Harborview Mortgage Loan Trust, Series 2006-2, Class 1A VRN 2.871% 2/25/36	178,962	115,805
Indymac Index Mortgage Loan Trust, Series 2004-AR12, Class A1 FRN 1.021% 12/25/34	34,061	20,977
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4 VRN 2.322% 9/25/33	1,012,112	850,154
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1 VRN 2.699% 1/25/36	319,365	246,586
MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F FRN (a) 0.591% 5/25/35	318,561	251,136
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3 VRN 2.757% 3/25/36	264,828	143,323
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (a) 5.500% 5/25/35	398,026	380,732
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (a) 6.000% 5/25/35	148,645	144,396
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (a) 6.000% 5/25/35	1,421,618	1,260,567
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1 FRN 2.346% 3/25/46	1,053,802	658,833
WaMu Mortgage Pass Through Certificates, Series 2005-AR15, Class A1A1 FRN 0.501% 11/25/45	278,647	212,027
WaMu Mortgage Pass Through Certificates, Series 2005-AR8, Class 1A1A FRN 0.511% 7/25/45	55,641	43,858
WaMu Mortgage Pass Through Certificates, Series 2005-AR13, Class A1A1 FRN 0.531% 10/25/45	215,271	168,573
WaMu Mortgage Pass Through Certificates, Series 2006-AR13, Class 1A FRN 1.038% 10/25/46	1,441,377	899,793

	Principal Amount	Value
WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A3 VRN 5.253% 11/25/36	$1,940,000	$1,368,103

		8,151,688

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $30,860,500)		28,917,557

SOVEREIGN DEBT OBLIGATIONS — 2.1%
Malaysia Government Bond MYR (e) 3.835% 8/12/15	1,410,000	468,797
Malaysia Government Bond MYR (e) 4.262% 9/15/16	395,000	133,788
Mexican Bonos MXN (e) 8.000% 6/11/20	19,618,000	1,729,284
Province of Ontario Canada 2.700% 6/16/15	660,000	696,398
Province of Ontario Canada 4.400% 4/14/20	310,000	354,708
United Mexican States 6.750% 9/27/34	155,000	199,175

		3,582,150

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,530,915)		3,582,150

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 31.0%
Collateralized Mortgage Obligations — 1.1%
Federal National Mortgage Association Series 2011-59, Class NZ 5.500% 7/25/41	521,007	597,682
Series 2011-63, Class SW 6.438% 7/25/41	574,290	81,941
Government National Mortgage Association Series 2010-H28, Class FE 0.664% 12/20/60	363,882	359,687
Series 2011-H08, Class FG 0.744% 3/20/61	292,674	288,774
Series 2011-H09, Class AF 0.764% 3/20/61	193,855	192,212
Series 2011-32, Class S 5.758% 3/16/41	82,219	10,786
Series 2009-87, Class TS 5.858% 7/20/35	233,237	32,620
Series 2011-40, Class SA 5.888% 2/16/36	947,846	136,108
Series 2010-31, Class GS 6.258% 3/20/39	166,221	23,106

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2010-3, Class MS 6.308% 11/20/38	$582,880	$80,338
Series 2010-85, Class HS 6.408% 1/20/40	395,948	60,054
Series 2011-70, Class BS 6.458% 12/16/36	264,079	42,798

		1,906,106

Pass-Through Securities — 29.9%
Federal Home Loan Mortgage Corp. Pool #1N1640 2.169% 1/01/37	206,999	215,873
Pool #1N1637 2.406% 1/01/37	520,670	554,839
Pool #1J1368 2.857% 10/01/36	128,130	136,539
Pool #1N2654 5.625% 11/23/35	170,000	191,625
Pool #G06669 6.500% 9/01/39	170,628	190,536
Federal Home Loan Mortgage Corp. TBA Pool #2865 4.000% 4/01/40 (f)	100,000	104,320
Federal National Mortgage Association Pool #AB3745 4.000% 10/01/41	940,196	986,949
Pool #AJ5304 4.000% 11/01/41	1,062,062	1,114,874
Pool #AJ7689 4.000% 12/01/41	1,374,732	1,443,093
Pool #MA0706 4.500% 4/01/31	174,115	186,059
Pool #MA0734 4.500% 5/01/31	525,472	561,516
Pool #MA0776 4.500% 6/01/31	175,331	187,358
Pool #MA0913 4.500% 11/01/31	98,101	104,831
Pool #MA0939 4.500% 12/01/31	98,730	105,502
Pool #993117 4.500% 1/01/39	88,618	94,129
Pool #AA0856 4.500% 1/01/39	167,657	178,083
Pool #AA2450 4.500% 2/01/39	63,566	67,519
Pool #AA3495 4.500% 2/01/39	248,190	263,624
Pool #935520 4.500% 8/01/39	276,675	293,881
Pool #AD5481 4.500% 5/01/40	4,173,833	4,433,393

	Principal Amount	Value
Pool #AD6914 4.500% 6/01/40	$431,937	$458,798
Pool #AD8685 4.500% 8/01/40	695,245	738,481
Pool #974965 5.000% 4/01/38	2,626,803	2,834,587
Pool #AE2266 5.000% 3/01/40	520,786	561,981
Pool #937948 5.500% 6/01/37	42,368	46,212
Pool #995072 5.500% 8/01/38	254,365	278,321
Pool #950385 5.782% 8/01/37	42,929	44,418
Pool #481473 6.000% 2/01/29	337	375
Pool #867557 6.000% 2/01/36	13,347	14,753
Pool #AE0469 6.000% 12/01/39	2,108,391	2,318,901
Pool #AL1176 6.500% 10/01/39	556,757	621,306
Pool #AL0814 6.500% 6/01/40	794,244	887,320
Pool #AE0758 7.000% 2/01/39	697,347	792,239
Federal National Mortgage Association TBA Pool #299 2.500% 12/01/26 (f)	1,000,000	1,011,602
Pool #2342 3.000% 9/01/26 (f)	3,600,000	3,726,562
Pool #4555 3.500% 12/01/25 (f)	2,600,000	2,726,344
Pool #3649 3.500% 8/01/41 (f)	2,600,000	2,661,953
Pool #11192 4.000% 6/01/40 (f)	5,000,000	5,230,859
Pool #19687 4.500% 6/01/39 (f)	1,500,000	1,593,047
Pool #45487 5.500% 3/01/35 (f)	100,000	108,769
Government National Mortgage Association Pool #487588 6.000% 4/15/29	9,465	10,671
Pool #595077 6.000% 10/15/32	1,493	1,686
Pool #596620 6.000% 10/15/32	1,641	1,854
Pool #598000 6.000% 12/15/32	81	92

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #604706 6.000% 10/15/33	$231,196	$261,474
Pool #636251 6.000% 3/15/35	26,380	29,856
Pool #782034 6.000% 1/15/36	256,520	290,328
Pool #658029 6.000% 7/15/36	199,216	224,849
Government National Mortgage Association TBA Pool #2280 3.500% 8/01/41 (f)	800,000	833,687
Pool #304 3.500% 11/01/41 (f)	1,600,000	1,667,750
Pool #3236 4.000% 8/01/40 (f)	600,000	643,828
Pool #8299 4.500% 7/01/39 (f)	900,000	979,172
Pool #1019 4.500% 5/01/40 (f)	5,600,000	6,090,000
Pool #11555 5.000% 5/01/38 (f)	500,000	552,305
Pool #1400 5.000% 4/01/39 (f)	600,000	660,891
Pool #2889 5.500% 6/01/36 (f)	200,000	222,156
Residual Funding Principal Strip 0.010% 10/15/19	1,280,000	1,109,161

		51,651,131

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $52,892,035)		53,557,237

U.S. TREASURY OBLIGATIONS — 17.2%
U.S. Treasury Bonds & Notes — 17.2%
U.S. Treasury Bond 3.125% 11/15/41	4,160,000	3,991,854
U.S. Treasury Bond 4.375% 5/15/40	540,000	649,116
U.S. Treasury Bond 4.375% 5/15/41	80,000	96,215
U.S. Treasury Inflation Index 2.000% 4/15/12	1,194,858	1,197,566
U.S. Treasury Inflation Index 2.125% 2/15/40	356,456	468,712
U.S. Treasury Note 0.125% 8/31/13	50,000	49,891
U.S. Treasury Note 0.250% 1/31/14	190,000	189,736
U.S. Treasury Note 0.375% 3/15/15	80,000	79,697

	Principal Amount	Value
U.S. Treasury Note 0.500% 5/31/13	$20,000	$20,058
U.S. Treasury Note 0.875% 2/28/17	40,000	39,722
U.S. Treasury Note 1.000% 9/30/16	390,000	391,371
U.S. Treasury Note 1.375% 2/15/13	70,000	70,705
U.S. Treasury Note 1.375% 2/28/19	8,300,000	8,182,633
U.S. Treasury Note 1.500% 6/30/16	170,000	174,516
U.S. Treasury Note 1.625% 3/31/19	6,640,000	6,589,940
U.S. Treasury Note 1.750% 10/31/18	680,000	690,837
U.S. Treasury Note 2.000% 11/15/21	5,770,000	5,680,971
U.S. Treasury Note 2.000% 2/15/22	1,000,000	980,859
U.S. Treasury Note 2.625% 11/15/20	110,000	115,698

		29,660,097

TOTAL U.S. TREASURY OBLIGATIONS (Cost $30,027,810)		29,660,097

TOTAL BONDS & NOTES (Cost $178,365,042)		176,493,351

	Units
PURCHASED OPTIONS — 0.1%
Options on Futures — 0.1%
Eurodollar 2 Year Midcurve Put, Expires 12/14/12, Stike 97.25	11	1,100
Eurodollar 2 Year Midcurve Put, Expires 12/14/12, Stike 98.00	33	8,869
Eurodollar 2 Year Midcurve Put, Expires 12/14/12, Stike 98.75	65	50,781
Eurodollar 2 Year Midcurve Put, Expires 6/15/12, Stike 99.00	12	4,050
Eurodollar Put, Expires 09/17/12, Strike 98.00	23	144

		64,944

Swaptions — 0.0%
Morgan Stanley & Co. Interest Rate Swaption USD 1 Year Call, Expires 6/20/12, Strike 1.25	2,881,200	63,486

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Units	Value
U.S. Treasury Bonds & Notes — 0.0%
U.S. Treasury Note 10 Year, Call, Expires 5/25/12, Strike 130.00	18	$15,750
U.S. Treasury Note 10 Year, Call, Expires 5/25/12, Strike 136.00	12	187

		15,937

TOTAL PURCHASED OPTIONS (Cost $183,876)		144,367

	Number of Shares
WARRANTS — 0.0%
Pipelines — 0.0%
SemGroup Corp., Expires 11/30/14, Strike 25.00 (g)	258	1,914

TOTAL WARRANTS (Cost $0)		1,914

TOTAL LONG-TERM INVESTMENTS (Cost $178,778,251)		176,873,992

	Principal Amount
SHORT-TERM INVESTMENTS — 15.2%
Discount Notes — 12.5%
Federal Home Loan Mortgage Corp. 0.010% 6/05/12	$15,000,000	14,996,975
Federal National Mortgage Association 0.010% 7/02/12	6,600,000	6,598,125

		21,595,100

Repurchase Agreement — 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (h)	4,549,828	4,549,828

Time Deposits — 0.1%
Euro Time Deposit 0.010% 4/02/12	101,274	101,274

TOTAL SHORT-TERM INVESTMENTS (Cost $26,246,202)		26,246,202

TOTAL INVESTMENTS — 117.7% (Cost $205,024,453) (i)		203,120,194

Other Assets/(Liabilities) — (17.7)%		(30,587,847)

NET ASSETS — 100.0%		$172,532,347

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MXN	Mexican Peso
MYR	Malaysian Ringgit
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $13,819,736 or 8.01% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2012, these securities amounted to a value of $715,782 or 0.41% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At March 31, 2012, these securities amounted to a value of $715,575 or 0.41% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2012, these securities amounted to a value of $169,200 or 0.10% of net assets.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	Non-income producing security.
(h)	Maturity value of $4,549,832. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $4,640,860.
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 67.4%

COMMON STOCK — 66.9%
Aerospace & Defense — 1.1%
European Aeronautic Defence and Space Co.	2,825	$115,631
United Technologies Corp.	5,812	482,047

		597,678

Agriculture — 1.4%
Archer-Daniels-Midland Co.	1,639	51,891
British American Tobacco PLC	4,124	208,265
Japan Tobacco, Inc.	30	170,050
Lorillard, Inc.	206	26,673
Philip Morris International, Inc.	3,650	323,426

		780,305

Apparel — 0.5%
Nike, Inc. Class B	1,172	127,092
VF Corp.	980	143,060

		270,152

Auto Manufacturers — 2.0%
Bayerische Motoren Werke AG	1,105	99,362
General Motors Co. (a)	17,906	459,289
Honda Motor Co. Ltd.	3,300	126,850
Nissan Motor Co. Ltd.	13,000	139,334
Paccar, Inc.	5,816	272,364

		1,097,199

Automotive & Parts — 0.8%
Bridgestone Corp.	3,400	83,174
Johnson Controls, Inc.	11,357	368,875

		452,049

Banks — 4.2%
Australia & New Zealand Banking Group Ltd.	5,542	133,581
Banco Santander SA	13,597	104,530
Bank of America Corp.	26,268	251,385
Capital One Financial Corp.	1,411	78,649
HSBC Holdings PLC	30,488	270,624
Huntington Bancshares, Inc.	1,648	10,630
Mitsubishi UFJ Financial Group, Inc.	26,600	133,752
Standard Chartered PLC	4,603	114,782
State Street Corp.	2,400	109,200
Sumitomo Mitsui Financial Group, Inc.	3,518	116,810
SunTrust Banks, Inc.	3,732	90,202
Swedbank AB	4,381	68,203
U.S. Bancorp	3,299	104,512
Wells Fargo & Co.	20,635	704,479

		2,291,339

	Number of Shares	Value
Beverages — 1.0%
Carlsberg A/S Class B	637	$52,730
The Coca-Cola Co.	4,916	363,833
SABMiller PLC	3,026	121,435

		537,998

Biotechnology — 0.8%
Biogen Idec, Inc. (a)	1,988	250,428
Celgene Corp. (a)	1,620	125,583
Vertex Pharmaceuticals, Inc. (a)	1,636	67,092

		443,103

Building Materials — 0.2%
Masco Corp.	7,587	101,438

Chemicals — 1.1%
Air Products & Chemicals, Inc.	1,958	179,744
The Dow Chemical Co.	785	27,192
E.I. du Pont de Nemours & Co.	4,436	234,665
Georgia Gulf Corp. (a)	1,263	44,054
Solvay SA Class A	873	103,278

		588,933

Coal — 0.2%
Peabody Energy Corp.	867	25,108
Walter Energy, Inc.	1,283	75,967

		101,075

Commercial Services — 0.8%
Experian PLC	7,547	117,583
Genpact Ltd. (a)	845	13,773
MasterCard, Inc. Class A	228	95,883
McKesson Corp.	1,310	114,979
Visa, Inc. Class A	676	79,768

		421,986

Computers — 3.7%
Accenture PLC Class A	438	28,251
Apple, Inc. (a)	2,530	1,516,659
Cognizant Technology Solutions Corp. Class A (a)	2,033	156,440
EMC Corp. (a)	3,424	102,309
Fujitsu LTD	23,000	121,489
NetApp, Inc. (a)	2,136	95,629
SanDisk Corp. (a)	480	23,803

		2,044,580

Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	1,177	115,087
The Procter & Gamble Co.	7,505	504,411

		619,498

Distribution & Wholesale — 0.3%
Marubeni Corp.	13,000	94,226
Mitsui & Co. Ltd.	5,700	93,815

		188,041

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 3.9%
American Express Co.	2,407	$139,269
Ameriprise Financial, Inc.	3,241	185,158
Citigroup, Inc.	6,572	240,207
CME Group, Inc.	1,126	325,786
Deutsche Boerse AG	1,957	131,767
The Goldman Sachs Group, Inc.	3,148	391,517
IntercontinentalExchange, Inc. (a)	731	100,454
Invesco Ltd.	6,111	162,980
Morgan Stanley	8,231	161,657
The NASDAQ OMX Group, Inc. (a)	999	25,874
NYSE Euronext	2,787	83,638
ORIX Corp.	850	82,080
TD Ameritrade Holding Corp.	5,761	113,722

		2,144,109

Electric — 1.0%
E.ON AG	4,586	109,843
FirstEnergy Corp.	1,800	82,062
NextEra Energy, Inc.	1,966	120,083
PG&E Corp.	3,315	143,904
PPL Corp.	3,125	88,313

		544,205

Electrical Components & Equipment — 1.4%
Emerson Electric Co.	6,617	345,275
Hitachi Ltd.	20,000	129,291
Mitsubishi Electric Corp.	13,000	115,611
Schneider Electric SA	2,404	156,965

		747,142

Electronics — 0.3%
HON HAI Precision Industry Co. Ltd. GDR (Taiwan) (b)	12,247	95,527
Premier Farnell PLC	14,861	51,065

		146,592

Engineering & Construction — 0.3%
Fluor Corp.	2,810	168,712

Food Services — 0.3%
Sodexo	1,961	160,973

Foods — 1.7%
Campbell Soup Co.	3,546	120,032
General Mills, Inc.	1,717	67,736
Kraft Foods, Inc. Class A	8,417	319,930
Nestle SA	2,873	180,811
Unilever NV	6,394	217,573

		906,082

Forest Products & Paper — 0.3%
International Paper Co.	1,255	44,050
Stora Enso Oyj Class R	5,390	40,009
UPM-Kymmene OYJ	4,865	66,208

		150,267

	Number of Shares	Value
Gas — 0.9%
AGL Resources, Inc.	618	$24,238
Centrica PLC	24,177	122,502
Gaz De France	3,977	102,671
Perusahaan Gas Negara PT	252,000	104,648
Snam Rete Gas SpA	24,707	118,780

		472,839

Health Care – Products — 1.0%
Baxter International, Inc.	676	40,411
Covidien PLC	5,933	324,417
Johnson & Johnson	3,150	207,774

		572,602

Health Care – Services — 1.2%
Humana, Inc.	2,367	218,900
UnitedHealth Group, Inc.	7,783	458,730

		677,630

Holding Company – Diversified — 0.2%
Hutchison Whampoa Ltd.	11,000	109,752

Home Builders — 0.4%
D.R. Horton, Inc.	3,428	52,003
Lennar Corp. Class A	1,150	31,257
NVR, Inc. (a)	107	77,717
PulteGroup, Inc. (a)	2,945	26,063
The Ryland Group, Inc.	1,344	25,913

		212,953

Insurance — 2.6%
ACE Ltd.	2,824	206,717
Allianz SE	847	101,224
Axis Capital Holdings Ltd.	928	30,782
The Dai-ichi Life Insurance Co. Ltd.	59	82,641
Everest Re Group Ltd.	326	30,162
ING Groep NV (a)	6,227	51,928
MetLife, Inc.	8,640	322,704
Prudential Financial, Inc.	2,668	169,125
Prudential PLC	12,354	147,788
RenaissanceRe Holdings Ltd.	802	60,735
Swiss Re Ltd. (a)	1,704	108,993
XL Group PLC	5,476	118,774

		1,431,573

Internet — 0.9%
Amazon.com, Inc. (a)	1,167	236,329
Expedia, Inc.	1,200	40,128
Google, Inc. Class A (a)	338	216,739
LinkedIn Corp. (a)	146	14,891

		508,087

Iron & Steel — 0.1%
United States Steel Corp.	2,415	70,929

Leisure Time — 0.2%
Carnival Corp.	2,882	92,455

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.5%
Intercontinental Hotels Group PLC	7,571	$175,763
Marriott International, Inc. Class A	912	34,519
Sands China Ltd.	18,800	73,283

		283,565

Machinery – Construction & Mining — 0.4%
Rio Tinto PLC	3,930	217,846

Machinery – Diversified — 0.2%
Deere & Co.	491	39,722
Mitsubishi Heavy Industries Ltd.	13,000	63,154

		102,876

Manufacturing — 1.6%
General Electric Co.	12,305	246,962
Honeywell International, Inc.	4,255	259,768
SPX Corp.	1,074	83,267
Tyco International Ltd.	5,513	309,720

		899,717

Media — 2.7%
CBS Corp. Class B	4,779	162,056
Comcast Corp. Class A	11,302	339,173
DIRECTV Class A (a)	1,453	71,691
Pearson PLC	3,720	69,498
Time Warner Cable, Inc.	751	61,207
Time Warner, Inc.	20,887	788,484

		1,492,109

Mining — 0.5%
First Quantum Minerals Ltd.	4,859	92,654
Freeport-McMoRan Copper & Gold, Inc.	5,112	194,461

		287,115

Office Equipment/Supplies — 0.3%
Canon, Inc.	3,500	166,897

Oil & Gas — 5.9%
Anadarko Petroleum Corp.	2,192	171,721
Apache Corp.	607	60,967
BG Group PLC	10,687	247,924
Chevron Corp.	1,634	175,230
CNOOC Ltd.	36,000	73,594
ConocoPhillips	1,100	83,611
Devon Energy Corp.	501	35,631
EOG Resources, Inc.	2,503	278,083
EQT Corp.	1,578	76,075
Exxon Mobil Corp.	7,868	682,392
JX Holdings, Inc.	18,000	112,603
Marathon Petroleum Corp.	1,167	50,601
Occidental Petroleum Corp.	5,825	554,715
Pioneer Natural Resources Co.	750	83,693
Range Resources Corp.	449	26,105
Royal Dutch Shell PLC Class A	11,118	389,570
Southwestern Energy Co. (a)	855	26,163

	Number of Shares	Value
Tullow Oil PLC	3,575	$87,264
Valero Energy Corp.	1,044	26,904

		3,242,846

Oil & Gas Services — 1.2%
Baker Hughes, Inc.	612	25,667
Cameron International Corp. (a)	715	37,773
Halliburton Co.	2,567	85,199
Schlumberger Ltd.	7,647	534,755

		683,394

Pharmaceuticals — 4.8%
Abbott Laboratories	1,654	101,374
Allergan, Inc.	1,000	95,430
Bayer AG	2,625	184,794
Cardinal Health, Inc.	4,632	199,685
GlaxoSmithKline PLC	9,732	217,319
Merck & Co., Inc.	21,544	827,290
Novo Nordisk A/S Class B	997	138,277
Pfizer, Inc.	20,986	475,543
Roche Holding AG	816	142,071
Sanofi	899	69,697
Shire Ltd.	3,304	105,178
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	1,640	73,898

		2,630,556

Pipelines — 0.5%
The Williams Cos., Inc.	8,332	256,709

Real Estate — 0.5%
China Overseas Land & Investment Ltd.	48,000	91,024
Mitsubishi Estate Co. Ltd.	6,000	108,210
Sun Hung Kai Properties Ltd.	7,000	87,501

		286,735

Real Estate Investment Trusts (REITS) — 0.1%
Westfield Group	8,241	75,831

Retail — 2.9%
AutoZone, Inc. (a)	255	94,809
Belle International Holdings Ltd.	51,000	91,676
Cie Financiere Richemont SA	2,017	126,644
CVS Caremark Corp.	3,972	177,946
The Home Depot, Inc.	3,945	198,473
Inditex SA	864	82,738
Kingfisher PLC	17,219	84,431
Kohl’s Corp.	1,099	54,983
Lowe’s Cos., Inc.	4,312	135,310
Lululemon Athletica, Inc. (a)	300	22,404
Nitori Holdings Co. Ltd.	600	54,334
PPR	426	73,245
Target Corp.	2,240	130,525
The TJX Cos., Inc.	1,464	58,135
Yum! Brands, Inc.	2,544	181,082

		1,566,735

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 1.9%
Altera Corp.	4,031	$160,514
ASML Holding NV	2,311	115,303
Broadcom Corp. Class A (a)	696	27,353
Freescale Semiconductor Holdings I Ltd. (a)	2,502	38,506
Lam Research Corp. (a)	5,316	237,200
Samsung Electronics Co., Ltd.	169	190,321
Texas Instruments, Inc.	4,614	155,077
Xilinx, Inc.	3,760	136,977

		1,061,251

Software — 2.0%
Citrix Systems, Inc. (a)	408	32,195
Microsoft Corp.	21,131	681,475
Oracle Corp.	13,973	407,453

		1,121,123

Telecommunications — 4.0%
AT&T, Inc.	8,302	259,272
BT Group PLC	24,486	88,551
Cisco Systems, Inc.	26,096	551,930
Juniper Networks, Inc. (a)	1,729	39,560
KDDI Corp.	17	110,616
Koninklijke KPN NV	5,032	55,325
QUALCOMM, Inc.	4,569	310,783
Sprint Nextel Corp. (a)	6,436	18,343
Telecom Corp. of New Zealand Ltd.	26,870	53,357
Telefonaktiebolaget LM Ericsson Class B	10,610	109,741
Verizon Communications, Inc.	9,118	348,581
Vodafone Group PLC	93,062	256,956

		2,203,015

Transportation — 0.9%
CSX Corp.	4,290	92,321
East Japan Railway	1,100	69,537
Norfolk Southern Corp.	4,854	319,539

		481,397

Water — 0.1%
Suez Environnement Co.	4,343	66,635

TOTAL COMMON STOCK (Cost $31,897,284)		36,778,628

PREFERRED STOCK — 0.5%
Auto Manufacturers — 0.2%
Volkswagen AG 1.720%	678	119,342

Diversified Financial — 0.1%
Citigroup Capital XII 8.500%	575	14,720
Citigroup Capital XIII 7.875%	800	21,760

		36,480

	Number of Shares	Value
Household Products — 0.2%
Henkel AG & Co. KGaA 1.600%	1,802	$132,031

TOTAL PREFERRED STOCK (Cost $221,953)		287,853

TOTAL EQUITIES (Cost $32,119,237)		37,066,481

	Principal Amount
BONDS & NOTES — 32.5%

CORPORATE DEBT — 12.0%
Aerospace & Defense — 0.1%
The Boeing Co. 4.875% 2/15/20	$40,000	47,218
Raytheon Co. 3.125% 10/15/20	10,000	10,178

		57,396

Agriculture — 0.3%
Altria Group, Inc. 4.750% 5/05/21	30,000	32,248
Altria Group, Inc. 9.250% 8/06/19	30,000	40,342
Philip Morris International, Inc. 2.900% 11/15/21	30,000	29,583
Philip Morris International, Inc. 4.500% 3/20/42	10,000	9,865
Reynolds American, Inc. 7.625% 6/01/16	30,000	36,006

		148,044

Airlines — 0.3%
Continental Airlines 2007-1 Class A 5.983% 10/19/23	46,474	50,392
Delta Air Lines, Inc. Series 2007-1 Class A (c) 6.821% 2/10/24	36,647	40,128
Northwest Airlines, Inc. 7.575% 9/01/20	53,946	58,936
United Air Lines, Inc. 9.750% 1/15/17	8,349	9,559

		159,015

Banks — 1.4%
Bank of America Corp. 3.875% 3/22/17	10,000	10,055
Bank of America Corp. 4.500% 4/01/15	120,000	124,291
Bank of America Corp. 5.000% 5/13/21	30,000	30,046
Bank of America Corp. 7.625% 6/01/19	60,000	69,187

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.375% 1/19/17	$70,000	$71,564
Export-Import Bank of Korea (c) 5.250% 2/10/14	5,000	5,277
Landsbanki Islands HF (Acquired 8/25/06, Cost $279,927) (c) (d) (e) 6.100% 12/31/49	280,000	11,900
Lloyds TSB Bank PLC 6.375% 1/21/21	20,000	21,468
Royal Bank of Scotland Group PLC 3.950% 9/21/15	80,000	80,888
Royal Bank of Scotland Group PLC 5.000% 10/01/14	30,000	29,636
Royal Bank of Scotland Group PLC 5.050% 1/08/15	20,000	19,568
Santander US Debt SA Unipersonal (c) 3.781% 10/07/15	100,000	96,945
State Street Corp. 4.956% 3/15/18	50,000	52,213
Wachovia Capital Trust III VRN 5.569% 3/29/49	50,000	47,250
Wachovia Corp. 5.750% 2/01/18	50,000	58,132
Wells Fargo & Co. 3.676% 6/15/16	20,000	21,358

		749,778

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	50,000	58,760
Diageo Capital PLC 4.828% 7/15/20	40,000	45,646
PepsiCo, Inc. 7.900% 11/01/18	4,000	5,376

		109,782

Chemicals — 0.0%
Ecolab, Inc. 4.350% 12/08/21	10,000	10,601

Coal — 0.1%
Arch Coal, Inc. (c) 7.000% 6/15/19	20,000	18,450
Consol Energy, Inc. 6.375% 3/01/21	20,000	19,100

		37,550

Diversified Financial — 3.1%
American Express Co. 8.125% 5/20/19	40,000	52,292
Citigroup, Inc. 3.953% 6/15/16	30,000	30,830
Citigroup, Inc. 6.010% 1/15/15	70,000	76,055

	Principal Amount	Value
Citigroup, Inc. 8.125% 7/15/39	$60,000	$77,759
Federal Home Loan Mortgage Corp. 0.875% 10/28/13	50,000	50,384
Federal National Mortgage Association 0.010% 10/09/19	420,000	324,795
Federal National Mortgage Association 4.625% 5/01/13	160,000	167,226
Ford Motor Credit Co. LLC 8.125% 1/15/20	100,000	120,875
General Electric Capital Corp. 2.250% 11/09/15	110,000	113,049
General Electric Capital Corp. 4.375% 9/16/20	10,000	10,532
General Electric Capital Corp. 4.625% 1/07/21	20,000	21,344
General Electric Capital Corp. 6.875% 1/10/39	50,000	61,747
The Goldman Sachs Group, Inc. 5.250% 7/27/21	10,000	9,899
The Goldman Sachs Group, Inc. 5.375% 3/15/20	70,000	71,160
The Goldman Sachs Group, Inc. 6.000% 6/15/20	90,000	94,699
The Goldman Sachs Group, Inc. 6.250% 2/01/41	50,000	49,383
International Lease Finance Corp. (c) 6.500% 9/01/14	20,000	21,125
International Lease Finance Corp. (c) 6.750% 9/01/16	10,000	10,713
JP Morgan Chase & Co. 3.400% 6/24/15	80,000	83,819
JP Morgan Chase & Co. 4.250% 10/15/20	20,000	20,477
Kaupthing Bank HF (Acquired 2/25/08, Cost $368,482) (c) (d) (e) 7.625% 2/28/15	440,000	116,600
Lehman Brothers Holdings Capital Trust VII VRN (d) 5.857% 11/29/49	130,000	13
Lehman Brothers Holdings, Inc. (d) 6.500% 7/19/17	30,000	3
Lehman Brothers Holdings, Inc. Series I (d) 6.750% 12/28/17	290,000	29
MUFG Capital Finance 1 Ltd. FRN 6.346% 7/29/49	100,000	105,419

		1,690,227

Electric — 0.4%
Calpine Corp. (c) 7.500% 2/15/21	20,000	21,350

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Dominion Resources, Inc. 5.200% 8/15/19	$60,000	$68,798
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.000% 12/01/20	21,000	22,890
FirstEnergy Corp. Series C 7.375% 11/15/31	50,000	61,553
Pacific Gas & Electric Co. 5.800% 3/01/37	30,000	35,840

		210,431

Electronics — 0.0%
Thermo Fisher Scientific, Inc. 3.600% 8/15/21	10,000	10,555

Environmental Controls — 0.0%
Waste Management, Inc. 7.375% 5/15/29	10,000	12,922

Foods — 0.2%
Kraft Foods, Inc. 5.375% 2/10/20	50,000	57,802
Safeway, Inc. 3.950% 8/15/20	10,000	9,917
Safeway, Inc. 4.750% 12/01/21	20,000	20,675

		88,394

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (c) 4.750% 1/11/22	10,000	10,237

Health Care – Products — 0.0%
Medtronic, Inc. 3.125% 3/15/22	20,000	20,095

Health Care – Services — 0.4%
HCA, Inc. 7.500% 11/15/95	50,000	39,750
HCA, Inc. 7.690% 6/15/25	10,000	9,637
Roche Holdings, Inc. (c) 6.000% 3/01/19	20,000	24,390
Tenet Healthcare Corp. 10.000% 5/01/18	50,000	57,250
UnitedHealth Group, Inc. 3.875% 10/15/20	20,000	21,126
UnitedHealth Group, Inc. 5.700% 10/15/40	10,000	11,609
UnitedHealth Group, Inc. 5.800% 3/15/36	20,000	23,006
WellPoint, Inc. 7.000% 2/15/19	30,000	37,250

		224,018

	Principal Amount	Value
Household Products — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (c) 7.125% 4/15/19	$100,000	$104,250

Insurance — 0.2%
American International Group, Inc. 6.400% 12/15/20	10,000	11,317
MetLife, Inc. 4.750% 2/08/21	20,000	21,938
MetLife, Inc. 5.875% 2/06/41	40,000	47,858
Teachers Insurance & Annuity Association of America (c) 6.850% 12/16/39	40,000	49,537

		130,650

Iron & Steel — 0.0%
Steel Dynamics, Inc. 7.625% 3/15/20	20,000	21,650

Lodging — 0.1%
Inn of the Mountain Gods Resort & Casino (c) 8.750% 11/30/20	5,000	4,888
MGM Mirage 6.625% 7/15/15	5,000	5,137
MGM Resorts International 10.375% 5/15/14	5,000	5,669
MGM Resorts International 11.125% 11/15/17	15,000	16,969

		32,663

Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp. 6.500% 4/30/21	30,000	31,050
CCO Holdings LLC/CCO Holdings Capital Corp. 7.000% 1/15/19	10,000	10,600
CCO Holdings LLC/CCO Holdings Capital Corp. 8.125% 4/30/20	80,000	88,800
Comcast Cable Communications Holdings, Inc. 9.455% 11/15/22	10,000	14,497
Comcast Corp. 5.150% 3/01/20	60,000	69,030
Comcast Corp. 6.950% 8/15/37	10,000	12,661
DISH DBS Corp. 6.750% 6/01/21	20,000	21,550
DISH DBS Corp. 7.875% 9/01/19	20,000	23,000

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
News America, Inc. 4.500% 2/15/21	$10,000	$10,663
Reed Elsevier Capital, Inc. 8.625% 1/15/19	30,000	37,824
Time Warner Cable, Inc. 4.125% 2/15/21	10,000	10,389
Time Warner Cable, Inc. 6.750% 6/15/39	20,000	23,847
Time Warner Cable, Inc. 8.250% 4/01/19	80,000	102,312
Time Warner, Inc. 4.700% 1/15/21	10,000	10,925
United Business Media Ltd. (c) 5.750% 11/03/20	20,000	19,775

		486,923

Mining — 0.7%
Barrick Gold Corp. (c) 3.850% 4/01/22	10,000	9,994
Barrick Gold Corp. 6.950% 4/01/19	30,000	36,582
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	50,000	62,003
Freeport-McMoRan Copper & Gold, Inc. 3.550% 3/01/22	30,000	28,813
Rio Tinto Finance USA Ltd. 6.500% 7/15/18	10,000	12,323
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	90,000	121,602
Teck Resources Ltd. 10.250% 5/15/16	3,000	3,435
Vale Overseas Ltd. 4.375% 1/11/22	12,000	12,053
Vale Overseas Ltd. 6.875% 11/21/36	70,000	81,189

		367,994

Oil & Gas — 1.5%
Anadarko Finance Co. Series B 7.500% 5/01/31	10,000	12,354
Anadarko Petroleum Corp. 6.375% 9/15/17	20,000	23,764
Apache Corp. 5.100% 9/01/40	40,000	43,669
BP Capital Markets PLC 3.125% 10/01/15	60,000	63,418
Chesapeake Energy Corp. 6.625% 8/15/20	30,000	30,525
Concho Resources, Inc. 6.500% 1/15/22	11,000	11,605
ConocoPhillips 6.500% 2/01/39	20,000	26,562
Devon Energy Corp. 7.950% 4/15/32	30,000	42,156

	Principal Amount	Value
Hess Corp. 6.000% 1/15/40	$30,000	$34,362
Hess Corp. 8.125% 2/15/19	10,000	12,914
Kerr-McGee Corp. 6.950% 7/01/24	40,000	48,310
Kerr-McGee Corp. 7.875% 9/15/31	10,000	12,895
Noble Energy, Inc. 4.150% 12/15/21	40,000	40,885
Occidental Petroleum Corp. 3.125% 2/15/22	20,000	20,178
Pemex Project Funding Master Trust 6.625% 6/15/35	111,000	126,540
Petrobras International Finance Co. 5.375% 1/27/21	60,000	64,604
Petrobras International Finance Co. 5.750% 1/20/20	22,000	24,372
Petrobras International Finance Co. 6.125% 10/06/16	26,000	29,406
QEP Resources, Inc. 6.875% 3/01/21	20,000	22,100
Range Resources Corp. 8.000% 5/15/19	100,000	109,750
Shell International Finance BV 6.375% 12/15/38	20,000	26,461
WPX Energy, Inc. (c) 6.000% 1/15/22	10,000	10,000

		836,830

Oil & Gas Services — 0.1%
Baker Hughes, Inc. (c) 3.200% 8/15/21	30,000	30,198
Cie Generale de Geophysique-Veritas 7.750% 5/15/17	10,000	10,400
Key Energy Services, Inc. 6.750% 3/01/21	30,000	30,825
SESI LLC (c) 7.125% 12/15/21	10,000	10,800

		82,223

Pharmaceuticals — 0.3%
Aristotle Holding, Inc. (c) 3.500% 11/15/16	70,000	73,119
Pfizer, Inc. 6.200% 3/15/19	40,000	50,056
Teva Pharmaceutical Finance Co. BV 3.650% 11/10/21	10,000	10,123
Teva Pharmaceutical Finance IV BV 3.650% 11/10/21	30,000	30,368

		163,666

Pipelines — 0.4%
Enterprise Products Operating LLC 5.700% 2/15/42	20,000	21,625

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Enterprise Products Operating LLC 6.500% 1/31/19	$50,000	$59,337
Kinder Morgan Energy Partners LP 6.850% 2/15/20	40,000	47,660
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.250% 6/15/22	10,000	10,500
Regency Energy Partners LP/Regency Energy Finance Corp. 6.500% 7/15/21	11,000	11,660
Southern Natural Gas Co. 8.000% 3/01/32	30,000	37,145
Williams Cos., Inc. 7.875% 9/01/21	25,000	31,155
Williams Partners LP 5.250% 3/15/20	10,000	11,024

		230,106

Retail — 0.3%
CVS Caremark Corp. 6.600% 3/15/19	50,000	61,677
CVS Caremark Corp. (c) 9.350% 1/10/23	90,000	94,592
CVS Pass-Through Trust 5.880% 1/10/28	27,567	29,297

		185,566

Savings & Loans — 0.3%
ILFC E-Capital Trust II VRN (c) 6.250% 12/21/65	190,000	139,175

Telecommunications — 0.5%
America Movil SAB de CV 5.625% 11/15/17	30,000	34,929
AT&T, Inc. 5.500% 2/01/18	10,000	11,781
AT&T, Inc. 5.800% 2/15/19	80,000	94,956
Cellco Partnership/Verizon Wireless Capital LLC 8.500% 11/15/18	40,000	54,921
Qwest Corp. 6.875% 9/15/33	10,000	9,900
Sprint Capital Corp. 8.750% 3/15/32	30,000	25,725
Telefonica Emisiones SAU 5.877% 7/15/19	10,000	10,152
Verizon Communications, Inc. 6.000% 4/01/41	30,000	35,535

		277,899

Transportation — 0.0%
Kansas City Southern de Mexico SA de CV 12.500% 4/01/16	16,000	18,440

	Principal Amount	Value
TOTAL CORPORATE DEBT (Cost $7,317,408)		$6,617,080

MUNICIPAL OBLIGATIONS — 0.3%
Los Angeles Department of Water & Power 6.574% 7/01/45	$10,000	13,387
Santa Clara Valley Transportation Authority 5.876% 4/01/32	20,000	24,168
State of California 4.858% 5/15/12	20,000	19,571
State of California 7.300% 10/01/39	20,000	25,042
State of Illinois 5.665% 3/01/18	20,000	21,815
State of Illinois 5.877% 3/01/19	20,000	21,997
Tennessee Valley Authority 5.250% 9/15/39	40,000	48,114

		174,094

TOTAL MUNICIPAL OBLIGATIONS (Cost $160,464)		174,094

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.0%
Agency Collateral CMO — 1.6%
Federal Home Loan Mortgage Corp., Series R007, Class ZA 6.000% 5/15/36	141,783	164,556
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K007, Class X1 VRN 1.236% 4/25/20	196,325	13,983
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K014, Class X1 VRN 1.278% 4/25/21	288,334	24,941
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K009, Class X1 VRN 1.513% 8/25/20	98,628	8,670
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K016, Class X1 VRN 1.586% 10/25/21	99,841	11,142
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K017, Class X1 VRN 1.608% 12/25/21	100,000	10,188

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K015, Class X1 VRN 1.680% 7/25/21	$99,765	$11,323
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K008, Class X1 VRN 1.680% 6/25/20	197,296	19,564
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K704, Class X1 VRN 2.010% 8/25/18	99,932	10,359
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K703, Class X1 VRN 2.093% 5/25/18	90,439	9,455
Federal National Mortgage Association, Series 2012-46, Class BA 1.000% 5/01/42	100,000	114,732
Federal National Mortgage Association, Series 2012-35, Class MB 5.500% 4/25/42	300,000	339,947
Federal National Mortgage Association, Series 2011-87, Class SJ FRN 5.708% 9/25/41	96,500	16,615
Federal National Mortgage Association, Series 2010-142, Class SM FRN 6.288% 12/25/40	151,095	19,732
Federal National Mortgage Association, Series 2012-25, Class B 6.500% 3/25/42	100,000	115,662
Federal National Mortgage Association Interest Strip, Series 407, Class 41 6.000% 1/25/38	79,680	14,047

		904,916

Automobile ABS — 0.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A (c) 2.802% 5/20/18	25,000	24,985

Commercial MBS — 0.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM 4.727% 7/10/43	16,000	16,875
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4 5.543% 12/10/49	10,000	10,824
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4 5.372% 9/15/39	45,000	50,733
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4 VRN 5.661% 3/15/39	10,000	11,224

	Principal Amount	Value
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3 VRN 5.866% 9/15/45	$110,000	$124,627
Mach One Trust Commercial Mortgage-Backed, Series 2004-1A, Class X (Acquired 7/28/04, Cost $180,089) VRN (c) (e) 0.926% 5/28/40	1,201,985	9,207
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4 VRN 5.485% 3/12/51	60,000	64,498
Morgan Stanley Capital I, Series 2006-IQ11, Class A4 VRN 5.730% 10/15/42	25,000	28,167

		316,155

Home Equity ABS — 0.8%
Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A1 FRN 1.141% 10/25/47	47,936	31,668
MASTR Asset Backed Securities Trust, Series 2005-AB1, Class A5A STEP 5.712% 11/25/35	660,000	226,908
Morgan Stanley Capital Inc., Series 2003-NC9, Class M FRN 1.366% 9/25/33	251,762	185,423

		443,999

Manufactured Housing ABS — 0.1%
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2 FRN 3.751% 3/13/32	25,000	19,108
Greenpoint Manufactured Housing, Series 2001-2, Class IA2 FRN 3.755% 2/20/32	25,000	19,924

		39,032

Other ABS — 0.0%
Residential Asset Mortgage Products, Inc., Series 2002-RS4, Class AII FRN 0.881% 8/25/32	2,588	2,022

WL Collateral CMO — 1.9%
Banc of America Funding Corp., Series 2004-B, Class 6A1 FRN 2.948% 12/20/34	108,296	56,202
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R2, Class 2A1 (c) 7.000% 6/25/35	107,616	107,519
MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1 VRN (c) 5.283% 5/25/36	208,757	183,065

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MASTR Reperforming Loan Trust, Series 2005-1, Class 1A1 (c) 6.000% 8/25/34	$34,171	$31,917
MLCC Mortgage Investors, Inc., Series 2004-B, Class A3 FRN 2.065% 5/25/29	68,368	63,890
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (c) 6.000% 5/25/35	59,458	57,759
Structured Asset Securities Corp., Series 2005-RF1, Class A FRN (c) 0.591% 3/25/35	385,823	301,057
Structured Asset Securities Corp., Series 2005-RF3, Class 1A FRN (c) 0.591% 6/25/35	108,504	82,960
WaMu Mortgage Pass Through Certificates, Series 2004-AR12, Class A2A FRN 0.640% 10/25/44	44,593	35,555
WaMu Mortgage Pass Through Certificates, Series 2004-AR11, Class A VRN 2.491% 10/25/34	63,246	57,313
Washington Mutual, Inc., Series 2004-AR14, Class A1 VRN 2.452% 1/25/35	40,277	38,966

		1,016,203

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,973,882)		2,747,312

SOVEREIGN DEBT OBLIGATIONS — 0.2%
Mexican Bonos MXN (f) 8.000% 6/11/20	950,000	83,740
Mexico Government International Bond 6.050% 1/11/40	10,000	12,050
Russia Government International Bond STEP (b) 7.500% 3/31/30	8,650	10,348
United Mexican States 6.750% 9/27/34	17,000	21,845

		127,983

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $121,926)		127,983

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 11.0%
Collateralized Mortgage Obligations — 1.1%
Federal National Mortgage Association, Series 2011-59, Class NZ 5.500% 7/25/41	104,201	119,536

	Principal Amount	Value
Federal National Mortgage Association Interest Strip, Series 390, Class C3 6.000% 7/25/38	$35,302	$4,986
Government National Mortgage Association Series 2010-H20, Class AF 0.594% 10/20/60	134,493	132,476
Series 2010-H26, Class LF 0.614% 8/20/58	95,151	93,660
Series 2011-H11, Class FB 0.764% 4/20/61	193,381	191,711
Series 2011-4, Class PS 5.938% 9/20/40	85,730	12,722
Series 2010-60, Class S 6.258% 5/20/40	75,825	11,997
Series 2010-3, Class MS 6.308% 11/20/38	128,115	17,658
Series 2010-85, Class HS 6.408% 1/20/40	87,213	13,228

		597,974

Pass-Through Securities — 9.9%
Federal Home Loan Mortgage Corp. Pool #A74793 5.000% 3/01/38	96,748	104,068
Pool #1N2654 5.625% 11/23/35 (g)	140,000	157,808
Federal Home Loan Mortgage Corp. TBA Pool # 117 2.500% 4/01/26 (h)	100,000	101,328
Pool #1330 3.500% 9/01/41 (h)	100,000	102,133
Federal National Mortgage Association Pool #AJ5304 4.000% 11/01/41	96,551	101,352
Pool #AJ7689 4.000% 12/01/41	392,781	412,312
Pool #974701 4.500% 4/01/38	133,566	141,872
Pool #AD1593 4.500% 2/01/40	545,717	579,653
Pool #944103 5.541% 7/01/37	118,792	123,992
Pool #595775 6.000% 8/01/31	4,273	4,760
Pool #896048 6.000% 6/01/36	132,407	146,041
Pool #831669 6.000% 7/01/36	84,015	92,718
Pool #AE0469 6.000% 12/01/39	240,959	265,017
Pool #902990 6.500% 11/01/36	8,136	9,095

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AL0814 6.500% 6/01/40	$88,251	$98,593
Pool #AE0758 7.000% 2/01/39	69,735	79,224
Federal National Mortgage Association Principal Strip 0.000%2/01/19	30,000	23,039
Federal National Mortgage Association TBA Pool #299 2.500% 12/01/26 (h)	100,000	101,406
Pool #299 2.500% 12/01/26 (h)	200,000	202,320
Pool #2342 3.000% 9/01/26 (h)	300,000	310,547
Pool #3649 3.500% 8/01/41 (h)	200,000	204,766
Pool #11192 4.000% 6/01/40 (h)	400,000	418,469
Pool #45487 5.500% 5/01/41 (h)	100,000	108,769
Government National Mortgage Association Pool #4978 4.500% 3/20/41	87,417	95,186
Pool #G24559 5.000% 10/20/39	68,742	75,879
Pool #783050 5.000% 7/20/40	79,212	87,437
Pool #4772 5.000% 8/20/40	80,124	88,443
Pool #575499 6.000% 1/15/32	37,567	42,414
Pool #579631 6.000% 2/15/32	20,409	23,010
Pool #582351 6.500% 10/15/32	20,638	23,648
Government National Mortgage Association TBA Pool #2280 3.500% 8/01/41 (h)	100,000	104,211
Pool #304 3.500% 11/01/41 (h)	200,000	208,469
Pool #3236 4.000% 8/01/40 (h)	100,000	107,305
Pool #1019 4.500% 5/01/40 (h)	300,000	326,250
Pool #11555 5.000% 5/01/38 (h)	100,000	110,461
Pool #1400 5.000% 4/01/39 (h)	100,000	110,148
Residual Funding Principal Strip 0.010% 10/15/19	180,000	155,976

		5,448,119

	Principal Amount	Value

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $5,898,223)		$6,046,093

U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bonds & Notes — 4.0%
U.S. Treasury Bond 3.125% 11/15/41	$180,000	172,724
U.S. Treasury Bond 3.125% 2/15/42	100,000	95,883
U.S. Treasury Bond 4.375% 5/15/40	70,000	84,145
U.S. Treasury Bond 4.375% 5/15/41	110,000	132,296
U.S. Treasury Inflation Index 2.000% 4/15/12	111,669	111,922
U.S. Treasury Inflation Index 2.125% 2/15/40	41,936	55,142
U.S. Treasury Inflation Index 2.125% 2/15/41	10,348	13,645
U.S. Treasury Note 1.000% 8/31/16	90,000	90,394
U.S. Treasury Note 1.500% 6/30/16	20,000	20,531
U.S. Treasury Note 1.625% 3/31/19	180,000	178,643
U.S. Treasury Note 1.750% 10/31/18	80,000	81,275
U.S. Treasury Note 2.000% 11/15/21	1,120,000	1,102,719
U.S. Treasury Note 2.000% 2/15/22	40,000	39,234

		2,178,553

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,175,778)		2,178,553

TOTAL BONDS & NOTES (Cost $18,647,681)		17,891,115

	Units
PURCHASED OPTIONS — 0.0%
Options on Futures — 0.0%
Eurodollar Put, Expires 6/15/12, Strike 99.00	1	337
Eurodollar Put, Expires 9/17/12, Strike 98.00	2	13
Eurodollar Put, Expires 12/14/12, Strike 97.25	1	100

The accompanying notes are an integral part of the financial statements.

MassMutual Select Strategic Balanced Fund – Portfolio of Investments (Continued)

	Units	Value
Eurodollar Put, Expires 12/14/12, Strike 98.00	3	$806
Eurodollar Put, Expires 12/14/12, Strike 98.75	5	3,906

		5,162

Swaptions — 0.0%
Morgan Stanley & Co. Interest Rate Swaption USD 1 Year Put, Expires 6/21/12, Strike 0.97	333,200	7,342

U.S. Treasury Bonds & Notes — 0.0%
U.S. Treasury Note 10 Year Call, Expires 05/25/12, Strike 130.00	2	1,750
U.S. Treasury Note 10 Year Call, Expires 05/25/12, Strike 136.00	1	16

		1,766

TOTAL PURCHASED OPTIONS (Cost $19,134)		14,270

	Number of Shares
WARRANTS — 0.0%
Pipelines — 0.0%
SemGroup Corp., Expires 11/30/14, Strike 25.00 (a)	81	601

TOTAL WARRANTS (Cost $0)		601

TOTAL LONG-TERM INVESTMENTS (Cost $50,786,052)		54,972,467

	Principal Amount
SHORT-TERM INVESTMENTS — 4.4%
Discount Notes — 0.2%
Federal Home Loan Mortgage Corp. 0.010% 6/05/12	$90,000	89,982

Repurchase Agreement — 4.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 03/30/12, 0.010%, due 4/02/12 (i)	2,305,629	2,305,629

Time Deposits — 0.0%
Euro Time Deposit, 0.010%, due 4/02/12	924	924

TOTAL SHORT-TERM INVESTMENTS (Cost $2,396,535)		2,396,535

Value
TOTAL INVESTMENTS — 104.3% (Cost $53,182,587) (j)	$57,369,002

Other Assets/(Liabilities) — (4.3)%	(2,345,800)

NET ASSETS — 100.0%	$55,023,202

Notes to Portfolio of Investments

ABS	Asset-Backed Security
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
GDR	Global Depositary Receipt
MBS	Mortgage-Backed Security
MXN	Mexican Peso
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2012, these securities amounted to a value of $105,875 or 0.19% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $1,721,912 or 3.13% of net assets.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2012, these securities amounted to a value of $128,545 or 0.23% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At March 31, 2012, these securities amounted to a value of $137,707 or 0.25% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	A portion of this security is held as collateral for open futures contracts and written options outstanding. (Note 2).
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	Maturity value of $2,305,631. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $2,359,027.
(j)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 63.7%

COMMON STOCK — 62.0%
Aerospace & Defense — 0.7%
The Boeing Co.	17,007	$1,264,811
General Dynamics Corp.	9,541	700,118
L-3 Communications Holdings, Inc.	1,200	84,924
Spirit AeroSystems Holdings, Inc. Class A (a)	26,160	639,874
United Technologies Corp.	18,294	1,517,304

		4,207,031

Agriculture — 0.8%
Altria Group, Inc.	21,326	658,334
British American Tobacco Malaysia	12,900	238,367
British American Tobacco PLC	7,813	394,562
Bunge Ltd.	1,263	86,440
Chaoda Modern Agriculture Holdings Ltd. (a) (b)	1,265,139	164,468
Cresud SA Sponsored ADR (Argentina)	6,000	73,920
IOI Corp.	47,900	83,474
KT&G Corp.	7,648	541,482
Lorillard, Inc.	3,173	410,840
Philip Morris International, Inc.	14,533	1,287,769
SLC Agricola SA	43,980	469,567

		4,409,223

Apparel — 0.0%
Ralph Lauren Corp.	400	69,732

Auto Manufacturers — 1.8%
Bayerische Motoren Werke AG	5,422	487,549
Daihatsu Motor Co. Ltd.	22,750	420,253
Daimler AG	14,822	893,601
Dongfeng Motor Group Co. Ltd. Class H	97,500	177,125
Fiat Industrial SpA (a)	80,224	855,452
Ford Motor Co.	64,257	802,570
Fuji Heavy Industries Ltd.	123,030	999,369
General Motors Co. (a)	30,025	770,141
Guangzhou Automobile Group Co. Ltd.	233,283	231,471
Honda Motor Co. Ltd.	28,560	1,097,830
Hyundai Motor Co.	2,842	589,998
Paccar, Inc.	6,499	304,348
Suzuki Motor Corp.	61,537	1,484,416
Toyota Motor Corp.	15,410	670,984
Yulon Motor Co. Ltd.	151,000	288,606

		10,073,713

Automotive & Parts — 0.7%
Aisin Seiki Co. Ltd.	8,640	307,224
Autoliv, Inc.	800	53,640

	Number of Shares	Value
BorgWarner, Inc. (a)	4,234	$357,096
Bridgestone Corp.	29,900	731,438
Cheng Shin Rubber Industry Co. Ltd.	97,700	234,722
Denso Corp.	11,770	397,849
Futaba Industrial Co. Ltd. (a)	20,710	117,238
Johnson Controls, Inc.	10,686	347,081
Lear Corp.	1,900	88,331
Mando Corp.	588	86,462
Sumitomo Electric Industries Ltd.	16,100	222,619
Toyota Industries Corp.	31,521	960,221

		3,903,921

Banks — 3.1%
Banco do Brasil SA	18,513	263,175
Bank of America Corp.	172,900	1,654,653
Bank of New York Mellon Corp.	56,893	1,372,828
Bank of Nova Scotia	4,500	252,103
BNP Paribas	19,404	921,701
Capital One Financial Corp.	6,800	379,032
DBS Group Holdings Ltd.	23,000	259,315
Deutsche Bank AG	7,200	358,184
Deutsche Bank AG	2,688	133,835
DnB NOR ASA	46,737	600,288
HSBC Holdings PLC	81,178	720,568
Intesa Sanpaolo	191,849	344,134
Lloyds Banking Group PLC (a)	324,145	174,307
Mitsubishi UFJ Financial Group, Inc.	113,710	571,764
Nordea Bank AB	20,128	183,092
Northern Trust Corp.	7,440	353,028
Oversea-Chinese Banking Corp. Ltd.	95,900	680,189
Sberbank of Russian Federation	431,988	1,402,150
Siam Commercial Bank PCL	104,016	483,834
Societe Generale	10,049	293,856
State Street Corp.	23,742	1,080,261
Sumitomo Mitsui Financial Group, Inc.	12,930	429,321
Swedbank AB	9,360	145,716
The Toronto-Dominion Bank	1,500	127,315
Turkiye Garanti Bankasi AS	89,928	356,737
U.S. Bancorp	43,614	1,381,691
UniCredit SpA	21,125	105,895
United Overseas Bank Ltd.	12,900	188,611
Wells Fargo & Co.	64,533	2,203,157

		17,420,740

Beverages — 0.7%
The Coca-Cola Co.	6,426	475,588
Coca-Cola Enterprises, Inc.	2,500	71,500
Constellation Brands, Inc. Class A (a)	7,628	179,945
Diageo PLC Sponsored ADR (United Kingdom)	15,617	1,507,040
Dr. Pepper Snapple Group, Inc.	6,572	264,260

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Fomento Economico Mexicano SAB de CV Series B Sponsored ADR (Mexico)	3,126	$257,176
Fraser and Neave Ltd.	105,700	563,207
Kirin Holdings Co. Ltd.	42,800	557,381

		3,876,097

Biotechnology — 0.4%
Amgen, Inc.	1,247	84,784
Biogen Idec, Inc. (a)	705	88,809
Celgene Corp. (a)	4,957	384,267
CSL Ltd.	17,240	641,052
Life Technologies Corp. (a)	11,805	576,320
Vertex Pharmaceuticals, Inc. (a)	17,111	701,722

		2,476,954

Building Materials — 0.1%
Rinnai Corp.	5,000	361,791
Yuanda China Holdings Ltd. (a)	1,399,536	192,741

		554,532

Chemicals — 2.2%
Asahi Kasei Corp.	65,000	402,668
BASF SE	30,531	2,673,453
China BlueChemical Ltd.	329,700	249,129
The Dow Chemical Co.	24,348	843,415
Eastman Chemical Co.	1,600	82,704
EI du Pont de Nemours & Co.	16,796	888,508
FMC Corp.	17,727	1,876,580
Hitachi Chemical Co. Ltd.	18,000	327,015
JSR Corp.	12,500	254,348
Lanxess AG	9,535	788,389
Potash Corporation of Saskatchewan, Inc.	10,764	491,807
PPG Industries, Inc.	921	88,232
Praxair, Inc.	3,018	345,984
PTT Global Chemical PCL	283,660	652,780
Samsung Fine Chemicals Co. Ltd.	3,990	192,061
Shin-Etsu Chemical Co. Ltd.	20,388	1,187,320
Sociedad Quimica y Minera de Chile SA Sponsored ADR (Chile)	4,767	279,680
Sumitomo Chemical Co. Ltd.	66,570	285,663
Ube Industries Ltd.	176,600	481,547
Uralkali GDR (Russia) (c)	1,000	37,710

		12,428,993

Coal — 0.6%
Alliance Resource Partners LP	1,180	70,918
Bumi Resources Tbk PT	1,534,500	394,127
China Shenhua Energy Co. Ltd.	69,538	292,647
CONSOL Energy, Inc.	60,520	2,063,732
Kuzbassrazrezugol (a)	539,322	177,976
Mongolian Mining Corp. (a)	148,019	141,113

		3,140,513

	Number of Shares	Value
Commercial Services — 0.7%
Alliance Data Systems Corp. (a)	800	$100,768
Jiangsu Expressway Co. Ltd.	187,100	180,378
MasterCard, Inc. Class A	2,388	1,004,249
McKesson Corp.	9,180	805,729
Qualicorp SA (a)	42,400	363,505
Visa, Inc. Class A	10,534	1,243,012
Western Union Co.	3,100	54,560

		3,752,201

Computers — 3.3%
Accenture PLC Class A	1,349	87,010
Apple, Inc. (a)	14,443	8,658,145
Atos Origin SA	2,801	161,347
Cognizant Technology Solutions Corp. Class A (a)	2,494	191,913
Dell, Inc. (a)	51,121	848,609
EMC Corp. (a)	43,177	1,290,129
Hewlett-Packard Co.	33,226	791,776
HTC Corp.	30,905	625,381
International Business Machines Corp.	17,931	3,741,303
NetApp, Inc. (a)	15,000	671,550
SanDisk Corp. (a)	24,474	1,213,666
TDK Corp.	7,280	416,507
Western Digital Corp. (a)	2,190	90,644

		18,787,980

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.	11,372	1,111,954
Kao Corp.	8,000	211,028
The Procter & Gamble Co.	20,408	1,371,622

		2,694,604

Distribution & Wholesale — 0.6%
Adani Enterprises Ltd.	38,788	231,201
Marubeni Corp.	57,800	418,941
Mitsubishi Corp.	69,220	1,613,802
Mitsui & Co. Ltd.	81,252	1,337,309

		3,601,253

Diversified Financial — 1.7%
American Express Co.	5,589	323,380
Ameriprise Financial, Inc.	1,200	68,556
Citigroup, Inc.	69,736	2,548,851
Discover Financial Services	18,813	627,225
The Goldman Sachs Group, Inc.	9,483	1,179,401
Housing Development Finance Corp. Ltd.	60,879	804,221
JP Morgan Chase & Co.	69,198	3,181,724
UBS AG (a)	43,154	605,169

		9,338,527

Electric — 2.2%
Adani Power Ltd. (a)	66,273	88,702

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
The AES Corp. (a)	47,160	$616,381
Ameren Corp.	2,400	78,192
American Electric Power Co., Inc.	9,873	380,900
Calpine Corp. (a)	42,150	725,402
China Resources Power Holdings Co. Ltd.	200,000	369,693
Cia Energetica de Minas Gerais Sponsored ADR (Brazil)	27,436	652,428
CMS Energy Corp.	16,797	369,534
Dominion Resources, Inc.	7,094	363,284
Entergy Corp.	3,286	220,819
Exelon Corp.	12,408	486,518
Huaneng Power International, Inc.	406,900	222,403
International Power PLC	193,704	1,254,293
ITC Holdings Corp.	1,833	141,031
National Grid PLC	108,306	1,092,798
NextEra Energy, Inc.	19,751	1,206,391
NRG Energy, Inc. (a)	13,531	212,031
Pampa Energia SA Sponsored ADR (Argentina) (a)	6,900	59,340
PPL Corp.	21,499	607,562
RusHydro	2,057,797	78,402
RusHydro Sponsored ADR (Russia)	222,925	817,243
Scottish & Southern Energy PLC	45,355	963,690
The Southern Co.	18,453	829,093
Tractebel Energia SA	14,799	265,262

		12,101,392

Electrical Components & Equipment — 0.2%
Bharat Heavy Electricals Ltd.	99,793	505,690
Dongfang Electric Corp. Ltd.	75,100	183,064
Hitachi Ltd.	54,600	352,965
SMA Solar Technology AG	1,568	71,168

		1,112,887

Electronics — 1.0%
Agilent Technologies, Inc.	17,000	756,670
Fanuc Ltd.	2,950	530,198
Garmin Ltd.	2,100	98,595
Hon Hai Precision Industry Co. Ltd.	74,408	288,718
Hoya Corp.	30,520	686,498
Koninklijke Philips Electronics NV	33,271	674,304
Mettler-Toledo, Inc. (a)	1,918	354,351
Murata Manufacturing Co. Ltd.	9,870	590,563
Nippon Electric Glass Co. Ltd.	35,390	311,135
PerkinElmer, Inc.	12,662	350,231
TE Connectivity Ltd.	2,500	91,875
Waters Corp. (a)	6,929	642,041

		5,375,179

Engineering & Construction — 0.5%
JGC Corp.	32,030	996,399
KBR, Inc.	15,054	535,170
Kinden Corp.	14,440	112,020

	Number of Shares	Value
Larsen & Toubro Ltd.	7,802	$199,273
McDermott International, Inc. (a)	28,354	363,215
Okumura Corp.	74,230	292,767
Toda Corp.	72,200	242,700

		2,741,544

Entertainment — 0.1%
International Game Technology	20,119	337,798
Toho Co. Ltd.	12,350	227,134

		564,932

Foods — 1.2%
BIM Birlesik Magazalar AS	10,016	379,591
ConAgra Foods, Inc.	9,409	247,080
Cosan Ltd. Class A	69,198	1,027,590
General Mills, Inc.	19,943	786,751
H.J. Heinz Co.	4,566	244,509
The Kroger Co.	2,958	71,672
Nestle SA	27,631	1,738,950
Sara Lee Corp.	50,100	1,078,653
Unilever NV	11,650	396,422
Unilever NV NY Shares	4,253	144,730
Unilever PLC	7,529	248,538
Unilever PLC Sponsored ADR (United Kingdom)	4,701	155,368

		6,519,854

Forest Products & Paper — 0.1%
International Paper Co.	8,988	315,479
Sino-Forest Corp. (a) (b)	25,740	-

		315,479

Gas — 0.5%
Beijing Enterprises Holdings Ltd.	211,922	1,286,557
China Resources Gas Group Ltd.	160,000	319,097
Tokyo Gas Co. Ltd.	197,988	935,844

		2,541,498

Health Care – Products — 1.2%
Cie Generale d’Optique Essilor International SA	11,862	1,057,352
Covidien PLC	7,849	429,183
Hologic, Inc. (a)	31,576	680,463
Johnson & Johnson	50,451	3,327,748
Medtronic, Inc.	27,395	1,073,610
Terumo Corp.	6,140	295,855

		6,864,211

Health Care – Services — 1.6%
Aetna, Inc.	30,057	1,507,659
Cigna Corp.	9,554	470,534
Coventry Health Care, Inc.	1,900	67,583
DaVita, Inc. (a)	6,523	588,179
Fresenius Medical Care AG & Co. KGaA	14,161	1,003,044
HCA Holdings, Inc.	22,996	568,921

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
HEALTHSOUTH Corp. (a)	16,686	$341,729
Humana, Inc.	8,743	808,553
Life Healthcare Group Holdings Ltd.	95,890	312,656
Raffles Medical Group Ltd.	92,600	170,871
Thermo Fisher Scientific, Inc.	10,726	604,732
UnitedHealth Group, Inc.	15,050	887,047
Universal Health Services, Inc. Class B	7,300	305,943
Vanguard Health Systems, Inc. (a)	13,748	135,555
WellPoint, Inc.	17,086	1,260,947

		9,033,953

Holding Company – Diversified — 0.6%
Hutchison Whampoa Ltd.	47,900	477,922
Keppel Corp. Ltd.	89,812	784,834
LG Corp.	4,521	259,619
LVMH Moet Hennessy Louis Vuitton SA	4,425	760,209
Noble Group Ltd.	87,954	96,477
Tianjin Development Holdings (a)	910,103	417,074
Wharf Holdings Ltd.	69,510	378,383

		3,174,518

Home Builders — 0.2%
Daiwa House Industry Co. Ltd.	18,880	251,434
MRV Engenharia e Participacoes SA	93,450	662,947
PulteGroup, Inc. (a)	56,268	497,972

		1,412,353

Household Products — 0.1%
Hypermarcas SA	113,653	800,044

Insurance — 2.4%
ACE Ltd.	19,686	1,441,015
AIA Group Ltd.	66,600	243,886
Allianz SE	5,812	694,582
Allstate Corp.	5,580	183,694
Amlin PLC	17,052	89,982
Arch Capital Group Ltd. (a)	7,859	292,669
AXA SA	42,515	705,481
Axis Capital Holdings Ltd.	1,878	62,293
The Chubb Corp.	9,137	631,458
CNA Financial Corp.	2,951	86,553
Endurance Specialty Holdings Ltd.	9,050	367,973
Fidelity National Financial, Inc. Class A	22,069	397,904
ING Groep NV (a)	75,963	633,473
Lincoln National Corp.	3,763	99,193
MetLife, Inc.	12,870	480,694
Millea Holdings, Inc.	56,475	1,566,806
Mitsui Sumitomo Insurance Group Holdings, Inc.	34,766	720,917
Muenchener Rueckversicherungs AG	2,009	303,178
Ping An Insurance Group Co. of China Ltd.	22,581	169,994

	Number of Shares	Value
Platinum Underwriters Holdings Ltd.	4,255	$155,308
The Progressive Corp.	11,963	277,302
Prudential Financial, Inc.	5,699	361,260
Reinsurance Group of America, Inc. Class A	1,100	65,417
RenaissanceRe Holdings Ltd.	4,277	323,897
Sony Financial Holdings, Inc.	14,600	262,040
Torchmark Corp.	1,550	77,268
The Travelers Cos., Inc.	15,069	892,085
Unum Group	2,971	72,730
Validus Holdings Ltd.	6,384	197,585
Xl Group PLC	50,244	1,089,792
Zurich Financial Services AG (a)	1,633	439,069

		13,385,498

Internet — 0.8%
Check Point Software Technologies Ltd. (a)	1,440	91,930
eBay, Inc. (a)	12,430	458,543
Expedia, Inc.	1,774	59,322
Google, Inc. Class A (a)	4,626	2,966,376
Symantec Corp. (a)	32,857	614,426
Yahoo! Japan Corp.	911	294,880

		4,485,477

Investment Companies — 0.1%
Cheung Kong Infrastructure Holdings Ltd.	51,100	310,204
RHJ International (a)	46,200	273,069
RHJ International Deposit Shares (a) (d)	11,800	69,613

		652,886

Iron & Steel — 0.1%
Magnitogorsk Iron & Steel Works Sponsored GDR (Russia) (a) (c)	21,809	129,330
Magnitogorsk Iron & Steel Works GDR (Russia) (a) (c)	17,900	105,699
POSCO	768	258,275
POSCO ADR (Republic of Korea)	3,403	284,831

		778,135

Lodging — 0.0%
Wyndham Worldwide Corp.	1,500	69,765

Machinery – Construction & Mining — 0.2%
Komatsu Ltd.	14,700	421,040
Rio Tinto PLC	13,535	750,266

		1,171,306

Machinery – Diversified — 0.2%
CNH Global NV (a)	2,177	86,427
Haitian International Holdings Ltd.	103,200	116,134
Kubota Corp.	99,220	956,820
Shanghai Electric Group Co. Ltd.	498,600	254,800

		1,414,181

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 1.2%
3M Co.	8,580	$765,422
Cheil Industries, Inc.	3,171	268,353
General Electric Co.	178,511	3,582,716
Pall Corp.	2,269	135,300
Parker Hannifin Corp.	995	84,127
Siemens AG	18,846	1,902,176

		6,738,094

Media — 1.0%
Comcast Corp. Class A	69,662	2,090,557
DISH Network Corp. Class A	8,555	281,716
Kabel Deutschland Holding AG (a)	7,740	477,815
The McGraw-Hill Cos., Inc.	1,479	71,687
Rogers Communications, Inc. Class B	12,348	490,216
Singapore Press Holdings Ltd.	56,090	174,869
Time Warner Cable, Inc.	5,290	431,135
Viacom, Inc. Class B	9,196	436,442
The Walt Disney Co.	16,522	723,333
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	51,627	175,501

		5,353,271

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	4,208	727,563
SKF AB	7,600	185,872
Tenaris SA Sponsored ADR (Luxembourg)	8,518	325,643

		1,239,078

Mining — 3.6%
Agnico-Eagle Mines Ltd.	15,634	521,863
Alamos Gold, Inc.	30,011	550,906
Alcoa, Inc.	55,060	551,701
Anglo American PLC	15,360	573,674
Anglo Platinum Ltd.	1	70
AngloGold Ashanti Ltd. Sponsored ADR (South Africa)	2,523	93,149
Antofagasta PLC	37,995	701,923
Barrick Gold Corp.	33,175	1,442,449
BHP Billiton Ltd.	31,149	1,126,538
BHP Billiton PLC	16,725	512,129
Detour Gold Corp. (a)	12,106	301,846
Eldorado Gold Corp.	68,125	935,699
Freeport-McMoRan Copper & Gold, Inc.	13,258	504,334
Glencore International PLC	38,464	239,935
Goldcorp, Inc.	55,979	2,522,414
Harmony Gold Mining Co. Ltd. Sponsored ADR (South Africa)	12,515	136,789
IAMGOLD Corp.	35,517	472,021
IAMGOLD Corp.	22,451	298,911
Katanga Mining Ltd. (a)	67,840	71,414

	Number of Shares	Value
Kinross Gold Corp.	21,453	$210,025
Kinross Gold Corp.	54,283	530,612
Newcrest Mining Ltd.	46,898	1,443,180
Newmont Mining Corp.	36,832	1,888,377
Orica Ltd.	12,925	374,590
Osisko Mining Corp. (a)	28,184	327,205
Petropavlovsk PLC	6,600	58,740
Polyus Gold International Ltd. GDR (Russia) (a)	237,861	725,476
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	8,888	781,966
Rio Tinto Ltd.	18,663	1,265,278
Silver Wheaton Corp.	24,195	803,274
Teck Resources Ltd. Class B	2,099	74,850

		20,041,338

Office Equipment/Supplies — 0.3%
Canon, Inc.	21,855	1,042,153
Xerox Corp.	59,647	481,948

		1,524,101

Oil & Gas — 6.9%
Anadarko Petroleum Corp.	15,060	1,179,800
Apache Corp.	8,565	860,269
BG Group PLC	69,802	1,619,315
BP PLC	98,557	736,123
BP PLC Sponsored ADR (United Kingdom)	22,096	994,320
Canadian Natural Resources Ltd.	20,522	680,920
Chevron Corp.	27,042	2,899,984
ConocoPhillips	1,195	90,832
Devon Energy Corp.	14,090	1,002,081
Diamond Offshore Drilling, Inc.	1,274	85,039
Eni SpA	51,669	1,210,649
EQT Corp.	11,116	535,902
Exxon Mobil Corp.	77,961	6,761,558
Helmerich & Payne, Inc.	1,557	84,000
Inpex Corp.	175	1,188,435
KazMunaiGas Exploration Production GDR (Kazakhstan) (c)	38,673	784,243
Marathon Oil Corp.	25,277	801,281
Marathon Petroleum Corp.	33,815	1,466,218
Murphy Oil Corp.	1,475	82,998
Occidental Petroleum Corp.	25,756	2,452,744
OGX Petroleo e Gas Participacoes SA (a)	26,700	220,861
Petroleo Brasileiro SA Sponsored ADR (Brazil)	123,317	3,151,982
PTT Public Co. Ltd.	37,049	425,133
QEP Resources, Inc.	27,491	838,475
Quicksilver Resources, Inc. (a)	99,217	500,054
Reliance Industries Ltd.	15,503	227,476
Rosneft Oil Co. GDR (Russia) (c)	74,252	525,704

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Royal Dutch Shell PLC ADR (United Kingdom)	13,283	$931,537
SM Energy Co.	15,098	1,068,465
Statoil ASA	25,039	678,891
Suncor Energy, Inc.	30,021	980,886
Talisman Energy, Inc.	16,415	206,370
Total SA	16,423	837,104
Total SA Sponsored ADR (France)	10,725	548,262
Tupras Turkiye Petrol Rafine	12,374	316,560
Valero Energy Corp.	3,147	81,098
Vallares PLC (a)	33,952	402,942
Whiting Petroleum Corp. (a)	23,755	1,289,896

		38,748,407

Oil & Gas Services — 1.0%
Baker Hughes, Inc.	5,318	223,037
Halliburton Co.	19,915	660,979
National Oilwell Varco, Inc.	22,502	1,788,234
Schlumberger Ltd.	28,975	2,026,222
Technip SA	2,301	271,525
Transocean Ltd.	3,300	180,510
Weatherford International Ltd. (a)	23,636	356,667

		5,507,174

Packaging & Containers — 0.0%
Crown Holdings, Inc. (a)	7,061	260,057

Pharmaceuticals — 3.6%
Abbott Laboratories	18,415	1,128,655
AmerisourceBergen Corp.	12,569	498,738
Astellas Pharma, Inc.	7,470	308,657
AstraZeneca PLC Sponsored ADR (United Kingdom)	1,697	75,500
Bayer AG	14,967	1,053,641
Bristol-Myers Squibb Co.	62,136	2,097,090
Cardinal Health, Inc.	1,677	72,295
Eli Lilly & Co.	8,300	334,241
Gilead Sciences, Inc. (a)	21,027	1,027,169
GlaxoSmithKline PLC ADR (United Kingdom)	1,783	80,075
Herbalife Ltd.	1,486	102,267
Kyowa Hakko Kirin Co. Ltd.	34,210	382,154
Mead Johnson Nutrition Co. Class A	15,227	1,255,923
Medco Health Solutions, Inc. (a)	11,544	811,543
Merck & Co., Inc.	56,904	2,185,114
Mitsubishi Tanabe Pharma Corp.	15,400	217,067
Mylan, Inc. (a)	28,133	659,719
Novartis AG	17,761	983,683
Perrigo Co.	5,051	521,819
Pfizer, Inc.	134,029	3,037,097
Roche Holding AG	3,966	690,507
Sanofi	11,169	865,907
Sanofi ADR (France)	1,546	59,907
Sinopharm Group Co.	156,400	437,479

	Number of Shares	Value
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	27,339	$1,231,895
Valeant Pharmaceuticals International, Inc. (a)	6,000	322,140

		20,440,282

Real Estate — 0.8%
Brookfield Asset Management, Inc. Class A	6,962	219,790
Capitaland Ltd.	208,500	517,160
Cheung Kong Holdings	27,300	352,418
Cyrela Brazil Realty SA	54,572	482,806
Global Logistic Properties Ltd. (a)	112,500	196,802
IRSA Inversiones y Representaciones SA Sponsored ADR (Argentina)	6,646	67,191
LSR Group GDR (Russia) (c)	2,644	15,588
LSR Group GDR (Russia) (d)	77,400	374,260
Mitsui Fudosan Co. Ltd.	13,500	261,496
NTT Urban Development Corp.	133	108,892
The St. Joe Co. (a)	93,899	1,785,020

		4,381,423

Real Estate Investment Trusts (REITS) — 0.4%
American Tower Corp.	12,544	790,523
The Link REIT	274,733	1,022,260
Nippon Building Fund, Inc.	13	123,897
Simon Property Group, Inc.	3,032	441,702

		2,378,382

Retail — 0.9%
Cie Financiere Richemont SA	5,073	318,524
Coach, Inc.	1,200	92,736
CVS Caremark Corp.	20,449	916,115
Limited Brands, Inc.	1,842	88,416
Macy’s, Inc.	1,900	75,487
McDonald’s Corp.	8,087	793,335
Ross Stores, Inc.	1,200	69,720
Shanghai Pharmaceuticals Holding Co. Ltd. (a)	133,200	213,664
Urban Outfitters, Inc. (a)	1,800	52,398
Wal-Mart Stores, Inc.	31,334	1,917,641
Yamada Denki Co. Ltd.	7,010	440,361
Zhongsheng Group Holdings Ltd.	161,033	313,404

		5,291,801

Semiconductors — 1.3%
Altera Corp.	1,811	72,114
Analog Devices, Inc.	1,800	72,720
Applied Materials, Inc.	48,500	603,340
ASML Holding NV	2,000	100,280
Freescale Semiconductor Holdings I Ltd. (a)	43,600	671,004
Infineon Technologies AG	45,181	461,815
Intel Corp.	62,758	1,764,127
KLA-Tencor Corp.	1,500	81,630

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Marvell Technology Group Ltd. (a)	17,571	$276,392
Rohm Co. Ltd.	6,160	304,307
Samsung Electronics Co. Ltd.	1,693	1,906,589
Taiwan Semiconductor Manufacturing Co. Ltd.	187,000	537,964
Texas Instruments, Inc.	16,966	570,227

		7,422,509

Shipbuilding — 0.0%
SembCorp Marine Ltd.	54,630	229,300

Software — 2.3%
Activision Blizzard, Inc.	97,312	1,247,540
Adobe Systems, Inc. (a)	3,100	106,361
BMC Software, Inc. (a)	1,600	64,256
CA, Inc.	44,647	1,230,471
Electronic Arts, Inc. (a)	55,858	920,540
Fidelity National Information Services, Inc.	3,968	131,420
Intuit, Inc.	1,393	83,761
Microsoft Corp. (e)	158,799	5,121,268
Oracle Corp.	132,128	3,852,853

		12,758,470

Telecommunications — 5.9%
Amdocs Ltd. (a)	2,789	88,077
America Movil SAB de C.V. Sponsored ADR (Mexico)	47,093	1,169,319
AT&T, Inc. (e)	103,460	3,231,056
Axiata Group	639,812	1,083,361
BCE, Inc.	1,329	53,240
BT Group PLC	239,423	865,844
CenturyTel, Inc.	5,784	223,552
China Mobile Ltd.	25,400	279,758
China Telecom Corp. Ltd. Class H	353,600	194,222
China Unicom Ltd.	139,200	233,000
Chunghwa Telecom Co. Ltd.	110,708	340,785
Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan)	21,612	664,785
Cisco Systems, Inc.	128,137	2,710,098
Corning, Inc.	138,108	1,944,561
Crown Castle International Corp. (a)	6,067	323,614
Deutsche Telekom AG	70,271	846,112
Eutelsat Communications SA	8,662	320,371
Far EasTone Telecommunications Co. Ltd.	182,000	373,102
France Telecom SA	20,965	311,000
Harris Corp.	1,100	49,588
Juniper Networks, Inc. (a)	40,525	927,212
KDDI Corp.	108	702,739
KT Corp.	2,000	55,294
KT Corp. Sponsored ADR (Republic of Korea) (a)	23,560	322,536
MetroPCS Communications, Inc. (a)	22,809	205,737
Millicom International Cellular SA	764	86,656

	Number of Shares	Value
MobileOne Ltd.	120,600	$243,876
Motorola Solutions, Inc.	9,061	460,571
Nippon Telegraph & Telephone Corp.	16,870	767,647
NTT DoCoMo, Inc.	991	1,651,718
Philippine Long Distance Telephone Co. Sponsored ADR (Philippines)	3,992	248,262
Polycom, Inc. (a)	25,850	492,959
QUALCOMM, Inc.	37,616	2,558,640
Rogers Communications, Inc. Class B	1,700	67,492
Singapore Telecommunications Ltd.	279,228	699,559
Swisscom AG	1,220	493,386
Telecom Argentina SA Sponsored ADR (Argentina)	2,200	38,984
Telecom Egypt	124,566	289,768
Telecom Italia SpA	135,338	160,817
Telefonica Brasil SA Sponsored ADR (Brazil)	55,879	1,711,574
Telefonica SA	38,952	638,994
Telefonica SA Sponsored ADR (Spain)	7,395	121,352
Telekom Austria AG	9,816	114,416
Telekom Malaysia	487,124	845,681
Telekomunikasi Indonesia Tbk PT	175,200	133,749
Telstra Corp. Ltd.	86,753	295,702
TELUS Corp.	4,047	234,839
Turk Telekomunikasyon AS	66,661	290,047
Turkcell Iletisim Hizmetleri AS (a)	30,165	154,532
Verizon Communications, Inc.	40,790	1,559,402
VimpelCom Ltd. Sponsored ADR (Bermuda)	30,700	342,612
Vodafone Group PLC	136,256	376,220
Vodafone Group PLC Sponsored ADR (United Kingdom)	7,401	204,786
Ziggo NV (a)	4,200	131,020

		32,934,224

Textiles — 0.1%
Guinness Peat Group PLC	374,884	156,680
Kuraray Co. Ltd.	26,010	369,048

		525,728

Toys, Games & Hobbies — 0.3%
Mattel, Inc.	25,927	872,703
Nintendo Co. Ltd.	4,000	605,901

		1,478,604

Transportation — 0.9%
Asciano Group	52,285	265,789
Canadian Pacific Railway Ltd.	7,165	544,182
Canadian Pacific Railway Ltd.	1,143	86,758
China South Locomotive and Rolling Stock Corp.	111,900	76,341
East Japan Railway	20,853	1,318,244

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Guangshen Railway Co. Ltd.	431,400	$167,166
Novorossiysk Commercial Sea Port GDR (Russia) (c)	39,049	295,210
Tianjin Port Development Holdings Ltd.	1,377,800	191,531
Union Pacific Corp.	15,683	1,685,609
West Japan Railway Co.	9,200	370,128

		5,000,958

Water — 0.1%
American Water Works Co., Inc.	10,705	364,291

TOTAL COMMON STOCK (Cost $313,093,109)		347,868,598

CONVERTIBLE PREFERRED STOCK — 0.0%
Savings & Loans — 0.0%
Omnicare Capital Trust II 4.000%	4,900	232,750

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $163,536)		232,750

PREFERRED STOCK — 1.7%
Auto Manufacturers — 0.4%
General Motors Co. 4.750%	17,600	736,560
Volkswagen AG 1.580%	7,472	1,315,218

		2,051,778

Banks — 0.4%
HSBC Holdings PLC 8.000%	15,000	409,650
Itau Unibanco Holding SA 3.000%	37,273	713,219
UBS AG 9.375%	15,650	251,527
US Bancorp 6.500% VRN	14,064	382,400
Wachovia Capital Trust IV 6.375%	1,375	34,526
Wells Fargo & Co. 7.500%	240	268,008

		2,059,330

Diversified Financial — 0.1%
Citigroup Capital XIII 7.875%	13,808	375,578

Electric — 0.1%
PPL Corp. 8.750%	7,300	392,375
PPL Corp. 9.500%	8,000	433,520

		825,895

	Number of Shares	Value
Foods — 0.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 1.110%	22,844	$1,088,733

Mining — 0.1%
Vale SA Class A 7.260%	22,211	504,461

Oil & Gas — 0.2%
Chesapeake Energy Corp. 5.750% (d)	1,000	1,017,500
SandRidge Energy, Inc. 7.000%	2,500	304,688

		1,322,188

Real Estate Investment Trusts (REITS) — 0.1%
Health Care REIT, Inc. 6.500% (a)	7,500	392,100

Savings & Loans — 0.1%
GMAC Capital Trust I 8.125%	30,000	693,300

TOTAL PREFERRED STOCK (Cost $9,052,870)		9,313,363

TOTAL EQUITIES (Cost $322,309,515)		357,414,711

	Principal Amount
BONDS & NOTES — 22.5%

BANK LOANS — 0.3%
Oil & Gas — 0.2%
Obsidian Natural Gas Trust Term Loan FRN 7.000% 11/02/15	$997,468	1,002,455

Telecommunications — 0.1%
Vodafone Americas Finance 2, Inc. Term Loan FRN 6.250% 7/11/16	453,750	452,616

TOTAL BANK LOANS (Cost $1,442,241)		1,455,071

CORPORATE DEBT — 6.6%
Agriculture — 0.1%
Wilmar International Ltd., Convertible 0.000% 12/18/12	400,000	477,000

Auto Manufacturers — 0.0%
Hyundai Motor Manufacturing Czech (d) 4.500% 4/15/15	153,000	161,251

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Banks — 1.2%
BAC Capital Trust XI 6.625% 5/23/36	$94,000	$94,919
Banco Bradesco SA/Cayman Islands (d) 4.500% 1/12/17	400,000	420,800
Banco Santander Brasil SA/Brazil (d) 4.625% 2/13/17	500,000	501,250
Banco Santander Chile FRN (d) 2.510% 2/14/14	340,000	338,286
Bank of Nova Scotia 2.550% 1/12/17	448,000	459,320
BBVA Bancomer SA/Texas (d) 6.500% 3/10/21	236,000	246,030
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.375% 1/19/17	520,000	531,616
Deutsche Bank Capital Funding Trust VII VRN (d) 5.628% 12/31/49	83,000	71,069
JP Morgan Chase Bank NA FRN 0.803% 6/13/16	500,000	464,562
The Korea Development Bank 3.500% 8/22/17	274,000	278,409
Lloyds TSB Bank PLC STEP GBP (f) 13.000% 12/31/49	565,000	1,151,752
NB Capital Trust II 7.830% 12/15/26	38,000	38,000
Nordea Bank AB (d) 3.125% 3/20/17	280,000	280,291
Oversea-Chinese Banking Corp. Ltd. (d) 1.625% 3/13/15	340,000	340,944
The Toronto-Dominion Bank 2.375% 10/19/16	384,000	393,891
UBS AG/London (d) 1.875% 1/23/15	348,000	350,524
UBS AG/Stamford CT 5.875% 12/20/17	200,000	221,741
US Bancorp 2.200% 11/15/16	280,000	285,436

		6,468,840

Biotechnology — 0.2%
Amylin Pharmaceuticals, Inc., Convertible 3.000% 6/15/14	388,000	384,605
Gilead Sciences, Inc., Convertible 0.625% 5/01/13	34,000	44,965
Gilead Sciences, Inc., Convertible 1.625% 5/01/16	522,000	666,855

		1,096,425

Building Materials — 0.1%
Building Materials Corp. of America (d) 6.875% 8/15/18	114,000	119,843

	Principal Amount	Value
Texas Industries, Inc. 9.250% 8/15/20	$435,000	$417,600

		537,443

Chemicals — 0.0%
Phibro Animal Health Corp. (d) 9.250% 7/01/18	54,000	53,595

Coal — 0.2%
Bumi Investment Pte Ltd. (d) 10.750% 10/06/17	251,000	271,708
Consol Energy, Inc. 8.000% 4/01/17	580,000	604,650
New World Resources NV EUR (c) (f) 7.875% 5/01/18	50,000	67,685

		944,043

Commercial Services — 0.0%
The Hertz Corp. 7.500% 10/15/18	50,000	53,063

Computers — 0.2%
3D Systems Corp., Convertible (d) 5.500% 12/15/16	93,000	122,993
Hewlett-Packard Co. 2.600% 9/15/17	508,000	507,687
SunGard Data Systems, Inc. 7.375% 11/15/18	285,000	302,812

		933,492

Diversified Financial — 0.6%
Ally Financial, Inc. 4.500% 2/11/14	256,000	256,320
American Express Credit Corp. 2.375% 3/24/17	332,000	332,511
Citigroup Funding, Inc. 0.010% 11/27/12	600,000	593,136
Credit Suisse Group Guernsey I Ltd. VRN (c) 7.875% 2/24/41	310,000	305,505
Ford Motor Credit Co. LLC 6.625% 8/15/17	116,000	128,543
Ford Motor Credit Co. LLC 7.000% 4/15/15	100,000	109,236
General Electric Capital Corp. 5.625% 5/01/18	346,000	401,044
HSBC Finance Corp. 6.676% 1/15/21	110,000	117,418
Hyundai Capital Services, Inc. (d) 4.375% 7/27/16	200,000	209,210
JP Morgan Chase Capital XXV Series Y 6.800% 10/01/37	47,000	47,263
TNK-BP Finance SA (d) 6.625% 3/20/17	386,000	425,565

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
TNK-BP Finance SA (d) 7.500% 7/18/16	$200,000	$225,500

		3,151,251

Electric — 0.0%
Calpine Corp. (d) 7.875% 7/31/20	113,000	122,888
Empresa Distribuidora Y Comercializadora Norte (d) 9.750% 10/25/22	80,000	48,000

		170,888

Electrical Components & Equipment — 0.2%
Suzlon Energy Ltd., Convertible 0.000% 6/12/12	250,000	307,500
Suzlon Energy Ltd., Convertible 0.000% 10/11/12	498,000	515,430
Suzlon Energy Ltd., Convertible 0.000% 7/25/14	465,000	395,250

		1,218,180

Foods — 0.1%
Olam International Ltd., Convertible 6.000% 10/15/16	700,000	816,900

Forest Products & Paper — 0.1%
TFS Corp. Ltd. (Acquired 6/21/11, Cost $600,000) (d) (g) 11.000% 7/15/18	600,000	600,702

Health Care – Products — 0.2%
DJO Finance LLC / DJO Finance Corp. 9.750% 10/15/17	48,000	35,760
Hologic, Inc. Convertible STEP 2.000% 12/15/37	888,000	1,047,840

		1,083,600

Health Care – Services — 0.3%
Bio City Development Co. B.V. (Acquired 7/06/11, Cost $1,400,000) (d) (g) 8.000% 7/06/18	1,400,000	1,396,500
DaVita, Inc. 6.375% 11/01/18	169,000	177,027
DaVita, Inc. 6.625% 11/01/20	150,000	156,750

		1,730,277

Holding Company – Diversified — 0.2%
Hutchison Whampoa International 11 Ltd. (d) 3.500% 1/13/17	348,000	352,238
REI Agro Ltd., Convertible (Acquired 12/02/09, Cost $614,910) (d) (g) 5.500% 11/13/14	618,000	451,140

	Principal Amount	Value
Wharf Finance 2014 Ltd. HKD (f) 2.300% 6/07/14	$2,000,000	$250,465

		1,053,843

Iron & Steel — 0.1%
Evraz Group SA (d) 9.500% 4/24/18	200,000	220,196
Tata Steel Ltd., Convertible 1.000% 9/05/12	300,000	366,000

		586,196

Media — 0.1%
Nara Cable Funding Ltd. EUR (d) (f) 8.875% 12/01/18	100,000	123,367
Ono Finance II PLC (d) 10.875% 7/15/19	153,000	139,230

		262,597

Mining — 0.1%
Anglo American PLC, Convertible (c) 4.000% 5/07/14	100,000	138,950
FMG Resources August 2006 Pty Ltd. (d) 6.000% 4/01/17	136,000	134,640
Petropavlovsk 2010 Ltd., Convertible 4.000% 2/18/15	200,000	182,700
Rio Tinto Finance USA PLC 2.000% 3/22/17	233,000	233,526

		689,816

Oil & Gas — 0.5%
China Petroleum & Chemical Corp., Convertible HKD (f) 0.000% 4/24/14	1,530,000	230,026
Essar Energy PLC, Convertible 4.250% 2/01/16	500,000	337,500
Linn Energy LLC/Linn Energy Finance Corp. 7.750% 2/01/21	211,000	218,913
OGX Petroleo e Gas Participacoes SA (d) 8.500% 6/01/18	450,000	467,550
Petrobras International Finance Co. 3.500% 2/06/17	516,000	528,884
Petroleos Mexicanos 6.000% 3/05/20	303,000	344,965
Phillips 66 (d) 2.950% 5/01/17	35,000	35,574
Reliance Holdings USA, Inc. (d) 4.500% 10/19/20	323,000	311,485
Samson Investment Co. (d) 9.750% 2/15/20	306,000	309,825

		2,784,722

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas Services — 0.0%
Acergy SA, Convertible 2.250% 10/11/13	$100,000	$123,950

Packaging & Containers — 0.0%
Crown Cork & Seal Co., Inc. 7.500% 12/15/96	77,000	65,065

Pharmaceuticals — 0.2%
Capsugel FinanceCo SCA EUR (d) (f) 9.875% 8/01/19	100,000	144,373
Hypermarcas SA (d) 6.500% 4/20/21	213,000	206,610
Mylan, Inc. /PA, Convertible 3.750% 9/15/15	487,000	911,907

		1,262,890

Real Estate — 0.7%
CapitaLand Ltd., Convertible SGD (f) 2.100% 11/15/16	750,000	583,509
CapitaLand Ltd., Convertible SGD (f) 2.950% 6/20/22	1,750,000	1,308,735
CapitaLand Ltd., Convertible SGD (f) 3.125% 3/05/18	750,000	620,898
Keppel Land Ltd., Convertible SGD (f) 2.500% 6/23/13	200,000	159,302
Pyrus Ltd., Convertible, (Acquired 12/20/10, Cost $500,000) (d) (g) 7.500% 12/20/15	500,000	515,750
Yanlord Land Group Ltd. (d) 9.500% 5/04/17	177,000	157,530
Ying Li International Real Estate Ltd., Convertible SGD (f) 4.000% 3/03/15	750,000	525,039

		3,870,763

Savings & Loans — 0.8%
Dana Gas Sukuk Ltd., Convertible 7.500% 10/31/12	2,780,000	2,085,000
Odebrecht Drilling Norbe VIII/IX Ltd. (d) 6.350% 6/30/21	333,200	354,858
Paka Capital Ltd., Convertible 0.000% 3/12/13	300,000	302,790
Zeus Cayman II JPY (c) (f) 0.010% 8/18/16	28,000,000	336,172
Zeus Cayman, Convertible JPY (f) 0.000% 8/19/13	106,000,000	1,267,851

		4,346,671

Software — 0.1%
Electronic Arts, Inc., Convertible (d) 0.750% 7/15/16	297,000	273,240

	Principal Amount	Value
Take-Two Interactive Software, Inc., Convertible (d) 1.750% 12/01/16	$299,000	$315,819
Take-Two Interactive Software, Inc., Convertible 4.375% 6/01/14	132,000	203,940

		792,999

Telecommunications — 0.2%
EH Holding Corp. (d) 6.500% 6/15/19	280,000	292,600
EH Holding Corp. (d) 7.625% 6/15/21	103,000	110,468
Intelsat Jackson Holdings SA 7.500% 4/01/21	442,000	464,652
Portugal Telecom International Finance BV EUR (f) 4.125% 8/28/14	100,000	122,034
Vodafone Group PLC 1.625% 3/20/17	339,000	334,256

		1,324,010

Transportation — 0.1%
Inversiones Alsacia SA (Acquired 2/18/11, Cost $566,000) (d) (g) 8.000% 8/18/18	377,517	370,771
Viterra, Inc. (d) 5.950% 8/01/20	139,000	151,666

		522,437

TOTAL CORPORATE DEBT (Cost $36,549,050)		37,182,909

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Commercial MBS — 0.1%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN FRN (d) 1.992% 11/15/15	508,835	475,765

Other ABS — 0.1%
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (d) 5.216% 1/25/42	339,000	343,763

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $800,007)		819,528

SOVEREIGN DEBT OBLIGATIONS — 8.4%
Australia Government Bond AUD (f) 4.750% 11/15/12	1,731,000	1,803,635
Australia Government Bond AUD (f) 5.500% 12/15/13	1,600,000	1,712,533
Australia Government Bond AUD (f) 5.750% 4/15/12	1,731,000	1,794,221

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Australia Government Bond AUD (f) 5.750% 5/15/21	$2,362,000	$2,772,746
Brazil Notas do Tesouro Nacional Serie B BRL (f) 6.000% 5/15/15	1,134,000	1,391,427
Brazil Notas do Tesouro Nacional Serie F BRL (f) 10.000% 1/01/21	5,815,000	2,914,926
Bundesrepublik Deutschland EUR (f) 3.500% 7/04/19	3,187,000	4,885,101
Canadian Government Bond CAD (f) 1.500% 3/01/17	1,024,000	1,022,511
Canadian Government Bond CAD (f) 3.500% 6/01/20	742,000	826,722
Canadian Government Bond CAD (f) 4.000% 6/01/16	645,000	711,223
Hong Kong Government Bond HKD (f) 1.670% 3/24/14	1,800,000	238,110
Hong Kong Government Bond HKD (f) 1.690% 12/22/14	2,700,000	360,188
Hong Kong Government Bond HKD (f) 2.030% 3/18/13	5,350,000	701,383
Hong Kong Government Bond HKD (f) 3.510% 12/08/14	5,400,000	754,161
Hong Kong Government Bond HKD (f) 4.130% 2/22/13	3,700,000	493,467
Malaysia Government Bond MYR (f) 2.509% 8/27/12	7,145,000	2,327,364
Malaysia Government Bond MYR (f) 3.461% 7/31/13	4,116,000	1,350,305
Netherlands Government Bond (d) 1.000% 2/24/17	687,000	675,390
Poland Government Bond PLN (f) 3.000% 8/24/16	2,368,447	790,079
Poland Government Bond PLN (f) 5.000% 3/23/22	161,000	169,697
Republic of Brazil BRL (f) 10.000% 1/01/17	7,039,000	3,662,929
Republic of Germany EUR (f) 4.250% 7/04/17	4,056,000	6,336,672
Socialist Republic of Vietnam (c) 6.750% 1/29/20	100,000	109,250
United Kingdom Gilt GBP (f) 4.000% 9/07/16	501,400	910,627
United Kingdom Gilt GBP (f) 4.250% 12/07/40	498,383	926,145
United Kingdom Gilt GBP (f) 4.750% 3/07/20	3,666,170	7,157,064
Vietnam Government International Bond (c) 6.750% 1/29/20	100,000	109,250

		46,907,126

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $46,119,402)		46,907,126

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 7.0%
U.S. Treasury Bonds & Notes — 7.0%
U.S. Treasury Note 0.625% 7/31/12	$642,500	$643,579
U.S. Treasury Note 0.875% 1/31/17	850,500	845,350
U.S. Treasury Note 1.000% 3/31/17	616,400	615,124
U.S. Treasury Note 1.250% 1/31/19	344,400	337,230
U.S. Treasury Note 1.375% 9/30/18	2,968,400	2,948,920
U.S. Treasury Note 1.750% 10/31/18	350,000	355,578
U.S. Treasury Note 2.000% 2/15/22	175,900	172,533
U.S. Treasury Note 2.250% 1/31/15	843,600	884,726
U.S. Treasury Note 2.250% 3/31/16	5,605,300	5,930,451
U.S. Treasury Note 2.375% 2/28/15	4,150,000	4,371,117
U.S. Treasury Note 2.500% 3/31/15	4,833,000	5,114,673
U.S. Treasury Note 2.625% 8/15/20	6,338,600	6,683,756
U.S. Treasury Note (h) 3.500% 5/15/20	9,197,600	10,347,300

		39,250,337

TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,164,686)		39,250,337

TOTAL BONDS & NOTES (Cost $122,075,386)		125,614,971

	Number of Shares
MUTUAL FUNDS — 2.2%
Diversified Financial — 2.2%
BlackRock Liquidity Funds TempFund Portfolio	363,509	363,509
ETFS Gold Trust (a)	14,400	2,379,312
ETFS Physical Palladium Shares (a)	5,200	335,244
ETFS Platinum Trust (a)	4,400	711,568
iShares Gold Trust (a)	125,800	2,046,766
SPDR Gold Trust (a)	39,592	6,419,447
Vinaland Ltd. (a)	104,458	61,897

		12,317,743

TOTAL MUTUAL FUNDS (Cost $12,565,428)		12,317,743

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
PURCHASED OPTIONS — 0.2%
Diversified Financial — 0.2%
CAC 40 Index, Put, Expires 5/18/12, Strike 2,850.00	392	$4,896
CAC 40 Index, Put, Expires 5/18/12, Strike 2,850.00	393	3,238
CAC 40 Index, Put, Expires 5/18/12, Strike 3,350.00	392	39,373
CAC 40 Index, Put, Expires 5/18/12, Strike 3,350.00	393	36,989
DAXKI Index, Call, Expires 9/21/12, Strike 7,258.78	95	22,545
DAXKI Index, Put, Expires 5/18/12, Strike 5,500.00	102	910
DAXKI Index, Put, Expires 5/18/12, Strike 5,500.00	102	726
DAXKI Index, Put, Expires 5/18/12, Strike 6,500.00	102	7,810
DAXKI Index, Put, Expires 5/18/12, Strike 6,500.00	102	6,795
MXEUG Index, Call, Expires 06/15/12, Strike 102.90	6,006	1,010
MXEUG Index, Call, Expires 06/15/12, Strike 104.71	12,845	1,285
MXEUG Index, Call, Expires 7/12/12, Strike 99.43	18,208	17,953
MXEUG Index, Call, Expires 9/21/12, Strike 86.70	6,119	54,622
NASDAQ-100 Index, Put, Expires 4/21/12, Strike 2,500.00	33	9,669
Nikkei 225 Index, Call, Expires 12/14/12, Strike 9,774.71	116	101,717
Russell 2000 Index Swaption 10 Year, Put, Expires 8/17/12, Strike 3.00	218,417,000	-
Russell 2000 Index, Put, Expires 10/19/12, Strike 804.79	814	42,483
Russell 2000 Index, Put, Expires 4/20/12, Strike 703.15	871	366
Russell 2000 Index, Put, Expires 5/18/12, Strike 701.68	723	2,302
Russell 2000 Index, Put, Expires 6/12/12, Strike 785.75	1,197	21,839
Russell 2000 Index, Put, Expires 7/20/12, Strike 782.56	599	16,169
Russell 2000 Index, Put, Expires 8/17/12, Strike 807.90	815	33,518
Russell 2000 Index, Put, Expires 9/13/12, Strike 800.00	1,417	61,049
S&P 500 Index, Call, Expires 4/21/12, Strike 1,385.00	11	35,607
S&P 500 Index, Call, Expires 5/19/12, Strike 1,390.00	11	41,580
S&P 500 Index, Call, Expires 8/17/12, Strike 1,410.47	810	41,066

	Units	Value
S&P 500 Index, Call, Expires 8/17/12, Strike 1,412.15	680	$33,225
S&P 500 Index, Call, Expires 9/21/12, Strike 1,425.00	1,007	49,645
S&P 500 Index, Put, Expires 4/21/12, Strike 1,300.00	25	4,500
Taiwan Taiex Index, Call, Expires 03/20/13, Strike 8,818.93	1,830	16,551
Taiwan Taiex Index, Call, Expires 06/19/13, Strike 8,807.55	1,845	22,158
Taiwan Taiex Index, Call, Expires 09/18/13, Strike 8,807.55	922	10,096
Taiwan Taiex Index, Call, Expires 09/19/12, Strike 9,041.74	1,837	3,851
Taiwan Taiex Index, Call, Expires 09/19/12, Strike 9,047.46	2,692	5,285
Taiwan TWSE Index, Call, Expires 09/18/13, Strike 8,646.24	1,564	13,122
Taiwan TWSE Index, Call, Expires 12/18/13, Strike 8,646.11	3,125	35,265
Topix Index, Call, Expires 6/8/12, Strike 825.00	157,339	83,927

		883,142

Foods — 0.0%
Mead Johnson Nutrition Co., Put, Expires 5/19/12, Strike 65.00	16	112

Mining — 0.0%
Antofagasta PLC, Put, Expires 4/27/12, Strike 12.76	9,164	18,690
Antofagasta PLC, Put, Expires 4/30/12, Strike 12.96	8,816	21,319
Freeport-McMoran Copper & Gold Inc., Put, Expires 4/30/12, Strike 41.36	6,231	23,750
Rio Tinto PLC, Put, Expires 4/27/12, Strike 35.30	9,657	25,272

		89,031

Oil & Gas — 0.0%
Conocophillips, Put, Expires 1/19/13, Strike 70.00	422	170,910
Conocophillips, Put, Expires 8/18/12, Strike 70.00	412	80,752

		251,662

Software — 0.0%
Apple, Inc., Call, Expires 4/21/12, Strike 510.00	1	9,085
Intel Corp, Call, Expires 7/21/12, Strike 27.00	224	42,784
Microsoft Corp., Call, Expires 5/19/12, Strike 32.00	24	2,448

		54,317

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
Transportation — 0.0%
Union Pacific Corp., Put, Expires 5/19/12, Strike 105.00	65	$18,069

TOTAL PURCHASED OPTIONS (Cost $2,171,323)		1,296,333

STRUCTURED OPTIONS (OVER THE COUNTER TRADED) — 0.0%
Diversified Financial — 0.0%
Taiwan Taiex Index, Expires 12/19/12, Broker Citigroup (i)	1,731	(10,187)
Taiwan Taiex Index, Expires 12/19/12, Broker Citigroup (j)	1,945	(18,911)

		(29,098)

TOTAL STRUCTURED OPTIONS (OVER THE COUNTER TRADED) (Cost $0)		(29,098)

	Number of Shares
WARRANTS — 0.0%
Auto Manufacturers — 0.0%
Ford Motor Co., Expires 1/01/13, Strike 9.20 (a)	44,770	155,800

Insurance — 0.0%
TFS Corp. Ltd., Expires 07/15/18, Strike 0.00 (a)	222,000	18,943

Mining — 0.0%
Kinross Gold Corp., Expires 9/03/13, Strike 32.00 (a)	7,400	3,932

TOTAL WARRANTS (Cost $257,223)		178,675

TOTAL LONG-TERM INVESTMENTS (Cost $459,378,875)		496,793,335

	Principal Amount
SHORT-TERM INVESTMENTS — 11.1%
Sovereign Debt Obligations — 0.6%
Japan Treasury Discount Bill JPY (f) 0.010% 5/14/12	$100,000,000	1,208,025
Mexico Cetes MXN (f) 0.010% 5/03/12	13,600,000	1,058,752
Singapore Treasury Bill SGD (f) 0.010% 5/03/12	1,370,000	1,089,549

		3,356,326

	Principal Amount	Value
U.S. Treasury Bills — 10.5%
U.S. Treasury Bill 0.010% 4/12/12	$3,405,000	$3,404,967
U.S. Treasury Bill 0.010% 4/19/12	2,250,000	2,249,914
U.S. Treasury Bill 0.010% 5/03/12	1,620,000	1,619,888
U.S. Treasury Bill 0.010% 5/10/12	2,775,000	2,774,795
U.S. Treasury Bill 0.010% 5/17/12	10,770,000	10,769,295
U.S. Treasury Bill 0.010% 5/24/12	3,600,000	3,599,671
U.S. Treasury Bill 0.010% 5/31/12	9,200,000	9,198,268
U.S. Treasury Bill 0.010% 6/07/12	7,275,000	7,273,957
U.S. Treasury Bill 0.010% 6/14/12	11,345,000	11,343,329
U.S. Treasury Bill 0.010% 6/21/12	4,600,000	4,599,323
U.S. Treasury Bill 0.010% 7/05/12	2,300,000	2,299,663

		59,133,070

TOTAL SHORT-TERM INVESTMENTS (Cost $62,589,466)		62,489,396

TOTAL INVESTMENTS — 99.7% (Cost $521,968,341) (k)		559,282,731

Other Assets/(Liabilities) — 0.3%		1,720,414

NET ASSETS — 100.0%		$561,003,145

Notes to Consolidated Portfolio of Investments

ABS	Asset-Backed Security
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
MBS	Mortgage-Backed Security
MYR	Malaysian Ringgit
PLN	Polish Zloty

The accompanying notes are an integral part of the financial statements.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments (Continued)

SGD	Singapore Dollar
STEP	Step Up Bond
VRN	Variable Rate Note
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2012, these securities amounted to a value of $2,960,296 or 0.53% of net assets.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $14,702,170 or 2.62% of net assets.
(e)	These securities are held as collateral for written options outstanding. (Note 2).
(f)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(g)	Restricted security. Certain securities are restricted as to resale. At March 31, 2012, these securities amounted to a value of $3,334,863 or 0.59% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(h)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(i)	Citigroup Taiwan Taiex Structured Option is issued in units. Each unit represents a structure based on the Taiex Index with an initial reference strike of USD 290.81. Each unit contains (a) one written put on the index at a strike price of USD 243.41 and (b) 1.35 call options on the index with a strike of USD 290.81. The Fund holds 1,731 units of the structure. On March 31, 2012, the Taiex Index was TWD 7,933.00. At this time, the value of the structured option was $(10,187) based on a price of $(5.87) per unit. The option expires on December 19, 2012.
(j)	Citigroup Taiwan Taiex Structured Option is issued in units. Each unit represents a structure based on the Taiex Index with an initial reference strike of USD 301.94. Each unit contains (a) one written put on the index at a strike price of USD 252.72 and (b) 1.45 call options on the index with a strike of USD 301.94. The Fund holds 1,945 units of the structure. On March 31, 2012, the Taiex Index was TWD 7,933.00. At this time, the value of the structured option was $(18,911) based on a price of $(9.69) per unit. The option expires on December 19, 2012.
(k)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.4%
Advertising — 0.7%
The Interpublic Group of Companies, Inc.	5,900	$67,319
Omnicom Group, Inc.	41,440	2,098,936

		2,166,255

Aerospace & Defense — 2.4%
General Dynamics Corp.	10,300	755,814
L-3 Communications Holdings, Inc.	2,200	155,694
Lockheed Martin Corp.	7,300	655,978
Northrop Grumman Corp.	45,089	2,754,036
Raytheon Co.	7,500	395,850
Rockwell Collins, Inc.	1,900	109,364
United Technologies Corp.	26,400	2,189,616

		7,016,352

Agriculture — 0.3%
Altria Group, Inc.	25,400	784,098
Bunge Ltd.	800	54,752

		838,850

Auto Manufacturers — 0.5%
Ford Motor Co.	20,400	254,796
General Motors Co. (a)	47,578	1,220,376

		1,475,172

Automotive & Parts — 0.7%
The Goodyear Tire & Rubber Co. (a)	80,389	901,965
Johnson Controls, Inc.	37,346	1,212,998
Lear Corp.	1,100	51,139

		2,166,102

Banks — 7.3%
Bank of America Corp.	176,655	1,690,588
Bank of New York Mellon Corp.	6,600	159,258
BB&T Corp.	15,600	489,684
Commerce Bancshares, Inc.	2,100	85,092
Cullen/Frost Bankers, Inc.	800	46,552
East West Bancorp, Inc.	800	18,472
Fifth Third Bancorp	160,727	2,258,214
Huntington Bancshares, Inc.	10,900	70,305
Northern Trust Corp.	3,000	142,350
PNC Financial Services Group, Inc.	54,567	3,519,026
State Street Corp.	69,096	3,143,868
U.S. Bancorp	97,661	3,093,901
Wells Fargo & Co.	202,642	6,918,198

		21,635,508

Beverages — 2.2%
Coca-Cola Enterprises, Inc.	79,552	2,275,187
Constellation Brands, Inc. Class A (a)	5,700	134,463
Dr. Pepper Snapple Group, Inc.	4,600	184,966

	Number of Shares	Value
Molson Coors Brewing Co. Class B	2,000	$90,500
PepsiCo, Inc.	56,124	3,723,828

		6,408,944

Biotechnology — 1.0%
Amgen, Inc.	42,451	2,886,243

Building Materials — 0.0%
Owens Corning, Inc. (a)	2,700	97,281

Chemicals — 1.2%
Air Products & Chemicals, Inc.	17,966	1,649,279
Albemarle Corp.	1,900	121,448
Ashland, Inc.	1,600	97,696
Celanese Corp. Series A	2,000	92,360
CF Industries Holdings, Inc.	900	164,385
E.I. du Pont de Nemours & Co.	16,100	851,690
Eastman Chemical Co.	3,300	170,577
PPG Industries, Inc.	3,400	325,720

		3,473,155

Coal — 0.3%
CONSOL Energy, Inc.	28,568	974,169

Commercial Services — 0.5%
H&R Block, Inc.	6,400	105,408
McKesson Corp.	11,400	1,000,578
Quanta Services, Inc. (a)	4,200	87,780
Western Union Co.	13,100	230,560

		1,424,326

Computers — 2.7%
Apple, Inc. (a)	3,193	1,914,108
Dell, Inc. (a)	39,000	647,400
International Business Machines Corp.	25,500	5,320,575
Seagate Technology PLC	5,200	140,140

		8,022,223

Distribution & Wholesale — 0.0%
Ingram Micro, Inc. Class A (a)	5,300	98,368

Diversified Financial — 7.4%
American Express Co.	27,300	1,579,578
Ameriprise Financial, Inc.	42,677	2,438,137
BlackRock, Inc.	1,700	348,330
CIT Group, Inc. (a)	4,500	185,580
Citigroup, Inc.	69,590	2,543,515
Discover Financial Services	86,255	2,875,742
Eaton Vance Corp.	600	17,148
Franklin Resources, Inc.	4,600	570,538
The Goldman Sachs Group, Inc.	2,700	335,799
Invesco Ltd.	5,800	154,686
JP Morgan Chase & Co.	201,448	9,262,579
Legg Mason, Inc.	57,437	1,604,215
The NASDAQ OMX Group, Inc. (a)	4,200	108,780

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SLM Corp.	5,800	$91,408

		22,116,035

Electric — 4.1%
The AES Corp. (a)	16,300	213,041
Alliant Energy Corp.	2,700	116,964
Ameren Corp.	4,800	156,384
American Electric Power Co., Inc.	9,300	358,794
Calpine Corp. (a)	126,843	2,182,968
Consolidated Edison, Inc.	3,300	192,786
DTE Energy Co.	5,700	313,671
Duke Energy Corp.	31,800	668,118
Edison International	61,144	2,599,232
Entergy Corp.	2,200	147,840
Exelon Corp.	47,265	1,853,261
Integrys Energy Group, Inc.	1,900	100,681
MDU Resources Group, Inc.	4,000	89,560
NextEra Energy, Inc.	7,700	470,316
NV Energy, Inc.	9,100	146,692
OGE Energy Corp.	1,100	58,850
Pepco Holdings, Inc.	4,500	85,005
Pinnacle West Capital Corp.	1,400	67,060
PPL Corp.	60,767	1,717,275
Public Service Enterprise Group, Inc.	6,400	195,904
SCANA Corp.	2,600	118,586
TECO Energy, Inc.	5,500	96,525
Wisconsin Energy Corp.	4,900	172,382

		12,121,895

Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc. (a)	800	59,344
Molex, Inc.	3,500	98,420

		157,764

Electronics — 0.2%
Agilent Technologies, Inc.	4,300	191,393
Arrow Electronics, Inc. (a)	4,500	188,865
Avnet, Inc. (a)	5,800	211,062
Jabil Circuit, Inc.	2,600	65,312

		656,632

Engineering & Construction — 0.1%
KBR, Inc.	3,400	120,870
URS Corp.	1,600	68,032

		188,902

Environmental Controls — 0.0%
Republic Services, Inc.	4,200	128,352

Foods — 1.8%
Campbell Soup Co.	4,000	135,400
ConAgra Foods, Inc.	8,600	225,836
Corn Products International, Inc.	2,400	138,360
The J.M. Smucker Co.	3,100	252,216
The Kroger Co.	13,400	324,682
Safeway, Inc.	4,300	86,903

	Number of Shares	Value
Sara Lee Corp.	99,537	$2,143,031
Smithfield Foods, Inc. (a)	3,500	77,105
Sysco Corp.	12,400	370,264
Tyson Foods, Inc. Class A	8,100	155,115
Unilever NV NY Shares	44,826	1,525,429

		5,434,341

Forest Products & Paper — 0.2%
Domtar Corp.	1,100	104,918
International Paper Co.	9,300	326,430
MeadWestvaco Corp.	6,400	202,176

		633,524

Gas — 0.2%
Atmos Energy Corp.	2,600	81,796
Energen Corp.	2,100	103,215
NiSource, Inc.	5,900	143,665
Sempra Energy	4,700	281,812

		610,488

Hand & Machine Tools — 0.9%
Kennametal, Inc.	1,500	66,795
Snap-on, Inc.	800	48,776
Stanley Black & Decker, Inc.	31,565	2,429,242

		2,544,813

Health Care – Products — 3.4%
Baxter International, Inc.	40,598	2,426,949
Becton, Dickinson & Co.	5,100	396,015
Boston Scientific Corp. (a)	32,600	194,948
C.R. Bard, Inc.	900	88,848
CareFusion Corp. (a)	2,200	57,046
Covidien PLC	54,996	3,007,181
Johnson & Johnson	32,300	2,130,508
Medtronic, Inc.	20,400	799,476
St. Jude Medical, Inc.	6,900	305,739
Stryker Corp.	4,800	266,304
Zimmer Holdings, Inc.	8,700	559,236

		10,232,250

Health Care – Services — 3.2%
Aetna, Inc.	11,500	576,840
Coventry Health Care, Inc.	3,900	138,723
HCA Holdings, Inc.	53,688	1,328,241
Health Net, Inc. (a)	2,600	103,272
Humana, Inc.	4,700	434,656
Laboratory Corporation of America Holdings (a)	3,200	292,928
Quest Diagnostics, Inc.	3,500	214,025
UnitedHealth Group, Inc.	85,951	5,065,952
Universal Health Services, Inc. Class B	1,100	46,101
WellPoint, Inc.	16,400	1,210,320

		9,411,058

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Holding Company – Diversified — 0.1%
Leucadia National Corp.	5,600	$146,160

Home Builders — 0.1%
D.R. Horton, Inc.	7,000	106,190
Lennar Corp. Class A	3,500	95,130
Toll Brothers, Inc. (a)	4,100	98,359

		299,679

Household Products — 0.1%
Jarden Corp.	1,200	48,276
Kimberly-Clark Corp.	4,500	332,505
Tupperware Brands Corp.	300	19,050

		399,831

Housewares — 0.0%
Newell Rubbermaid, Inc.	3,700	65,897

Insurance — 4.9%
ACE Ltd.	7,500	549,000
Aflac, Inc.	6,000	275,940
The Allstate Corp.	6,400	210,688
American Financial Group, Inc.	5,900	227,622
Arch Capital Group Ltd. (a)	9,700	361,228
Assurant, Inc.	1,200	48,600
The Chubb Corp.	17,100	1,181,781
Cincinnati Financial Corp.	2,000	69,020
Everest Re Group Ltd.	1,300	120,276
Fidelity National Financial, Inc. Class A	2,800	50,484
HCC Insurance Holdings, Inc.	3,700	115,329
Lincoln National Corp.	1,600	42,176
Loews Corp.	24,600	980,802
Markel Corp. (a)	500	224,470
MetLife, Inc.	57,743	2,156,701
PartnerRe Ltd.	900	61,101
Principal Financial Group, Inc.	7,200	212,472
The Progressive Corp.	36,200	839,116
Prudential Financial, Inc.	5,800	367,662
Reinsurance Group of America, Inc. Class A	2,200	130,834
RenaissanceRe Holdings Ltd.	3,200	242,336
Torchmark Corp.	6,500	324,025
The Travelers Cos., Inc.	50,208	2,972,313
Unum Group	97,658	2,390,668
Validus Holdings Ltd.	2,300	71,185
W.R. Berkley Corp.	4,700	169,764
XL Group PLC	10,200	221,238

		14,616,831

Internet — 1.8%
AOL, Inc. (a)	55,951	1,061,391
eBay, Inc. (a)	55,616	2,051,674
Liberty Interactive Corp. Class A (a)	105,959	2,022,757
Yahoo!, Inc. (a)	14,100	214,602

		5,350,424

	Number of Shares	Value
Iron & Steel — 0.1%
Nucor Corp.	3,200	$137,440
Reliance Steel & Aluminum Co.	2,000	112,960

		250,400

Lodging — 0.1%
Hyatt Hotels Corp. Class A (a)	3,600	153,792

Machinery – Construction & Mining — 0.0%
Ingersoll-Rand PLC	1,600	66,160

Machinery – Diversified — 1.2%
Cummins, Inc.	4,100	492,164
Deere & Co.	8,600	695,740
Eaton Corp.	44,968	2,240,755
Flowserve Corp.	1,500	173,265

		3,601,924

Manufacturing — 5.8%
3M Co.	15,000	1,338,150
Cooper Industries PLC	31,104	1,989,101
Dover Corp.	2,300	144,762
General Electric Co.	444,579	8,922,701
Harsco Corp.	33,707	790,766
Honeywell International, Inc.	45,583	2,782,842
Illinois Tool Works, Inc.	6,100	348,432
Parker Hannifin Corp.	3,500	295,925
Tyco International Ltd.	9,900	556,182

		17,168,861

Media — 5.0%
CBS Corp. Class B	89,751	3,043,456
Comcast Corp. Class A	128,805	3,865,438
DIRECTV Class A (a)	37,565	1,853,457
DISH Network Corp. Class A	8,900	293,077
Gannett Co., Inc.	3,200	49,056
Time Warner Cable, Inc.	3,200	260,800
Time Warner, Inc.	38,700	1,460,925
Viacom, Inc. Class B	68,971	3,273,364
The Walt Disney Co.	18,100	792,418

		14,891,991

Metal Fabricate & Hardware — 0.0%
The Timken Co.	1,900	96,406

Mining — 0.5%
Newmont Mining Corp.	6,100	312,747
Vulcan Materials Co.	25,390	1,084,915

		1,397,662

Office Equipment/Supplies — 0.0%
Xerox Corp.	17,600	142,208

Oil & Gas — 9.7%
Chevron Corp.	82,946	8,895,129
ConocoPhillips	41,700	3,169,617
Denbury Resources, Inc. (a)	4,500	82,035
Devon Energy Corp.	8,700	618,744
Exxon Mobil Corp.	107,091	9,288,002

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Helmerich & Payne, Inc.	1,100	$59,345
Hess Corp.	41,620	2,453,499
Marathon Oil Corp.	14,900	472,330
Murphy Oil Corp.	2,200	123,794
Noble Energy, Inc.	7,533	736,577
Occidental Petroleum Corp.	15,400	1,466,542
Plains Exploration & Production Co. (a)	2,900	123,685
SM Energy Co.	14,017	991,983
Tesoro Corp. (a)	1,700	45,628
Valero Energy Corp.	12,000	309,240
Whiting Petroleum Corp. (a)	600	32,580

		28,868,730

Oil & Gas Services — 1.5%
National Oilwell Varco, Inc.	4,200	333,774
Schlumberger Ltd.	32,284	2,257,620
Tidewater, Inc.	1,100	59,422
Transocean Ltd.	35,193	1,925,057

		4,575,873

Packaging & Containers — 0.2%
Ball Corp.	7,700	330,176
Crown Holdings, Inc. (a)	3,900	143,637
Sonoco Products Co.	2,500	83,000

		556,813

Pharmaceuticals — 6.7%
Abbott Laboratories	24,000	1,470,960
AmerisourceBergen Corp.	3,200	126,976
Bristol-Myers Squibb Co.	55,396	1,869,615
Cardinal Health, Inc.	3,900	168,129
Eli Lilly & Co.	21,800	877,886
Endo Pharmaceuticals Holdings, Inc. (a)	3,200	123,936
Forest Laboratories, Inc. (a)	12,200	423,218
Gilead Sciences, Inc. (a)	16,100	786,485
Merck & Co., Inc.	125,143	4,805,491
Pfizer, Inc.	298,552	6,765,189
Sanofi ADR (France)	63,023	2,442,141

		19,860,026

Pipelines — 0.6%
El Paso Corp.	57,537	1,700,218

Real Estate Investment Trusts (REITS) — 0.7%
Weyerhaeuser Co.	88,766	1,945,751

Retail — 3.9%
Best Buy Co., Inc.	4,400	104,192
Big Lots, Inc. (a)	1,500	64,530
CVS Caremark Corp.	83,627	3,746,489
Darden Restaurants, Inc.	3,700	189,292
GameStop Corp. Class A	3,200	69,888
Kohl’s Corp.	6,400	320,192
Macy’s, Inc.	21,500	854,195

	Number of Shares	Value
Signet Jewelers Ltd.	1,960	$92,669
Staples, Inc.	8,000	129,440
Target Corp.	34,806	2,028,146
Wal-Mart Stores, Inc.	67,000	4,100,400

		11,699,433

Savings & Loans — 0.0%
New York Community Bancorp, Inc.	2,400	33,384
People’s United Financial, Inc.	4,600	60,904

		94,288

Semiconductors — 2.9%
Analog Devices, Inc.	6,300	254,520
Applied Materials, Inc.	162,324	2,019,310
Intel Corp.	112,600	3,165,186
KLA-Tencor Corp.	3,600	195,912
Lam Research Corp. (a)	2,700	120,474
Marvell Technology Group Ltd. (a)	7,400	116,402
Micron Technology, Inc. (a)	11,300	91,530
Texas Instruments, Inc.	83,031	2,790,672

		8,754,006

Software — 2.9%
CA, Inc.	20,700	570,492
The Dun & Bradstreet Corp.	1,100	93,203
Fidelity National Information Services, Inc.	6,300	208,656
Microsoft Corp.	165,939	5,351,533
Oracle Corp.	79,929	2,330,729

		8,554,613

Telecommunications — 6.1%
AT&T, Inc.	238,598	7,451,415
CenturyLink, Inc.	58,584	2,264,272
Cisco Systems, Inc.	166,486	3,521,179
Harris Corp.	1,400	63,112
Motorola Solutions, Inc.	46,613	2,369,339
Vodafone Group PLC Sponsored ADR (United Kingdom)	85,367	2,362,105

		18,031,422

Textiles — 0.1%
Mohawk Industries, Inc. (a)	2,600	172,926

Toys, Games & Hobbies — 0.1%
Mattel, Inc.	7,700	259,182

Transportation — 0.9%
FedEx Corp.	1,700	156,332
Norfolk Southern Corp.	38,559	2,538,339

		2,694,671

Water — 0.0%
American Water Works Co., Inc.	3,800	129,314

TOTAL COMMON STOCK (Cost $243,859,737)		289,464,494

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL EQUITIES (Cost $243,859,737)		$289,464,494

MUTUAL FUNDS — 1.1%
Diversified Financial — 1.1%
iShares Russell 1000 Value Index Fund	44,800	3,139,136

TOTAL MUTUAL FUNDS (Cost $2,975,349)		3,139,136

TOTAL LONG-TERM INVESTMENTS (Cost $246,835,086)		292,603,630

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$4,594,500	4,594,500

TOTAL SHORT-TERM INVESTMENTS (Cost $4,594,500)		4,594,500

TOTAL INVESTMENTS — 100.0% (Cost $251,429,586) (c)		297,198,130

Other Assets/(Liabilities) — 0.0%		131,458

NET ASSETS — 100.0%		$297,329,588

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,594,504. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 5/15/39 – 11/15/40, and an aggregate market value, including accrued interest, of $4,689,223.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.3%
Aerospace & Defense — 1.0%
The Boeing Co.	175,400	$13,044,498

Agriculture — 2.3%
Archer-Daniels-Midland Co.	326,100	10,324,326
Philip Morris International, Inc.	230,300	20,406,883

		30,731,209

Auto Manufacturers — 1.2%
General Motors Co. (a)	192,700	4,942,755
Paccar, Inc.	240,000	11,239,200

		16,181,955

Automotive & Parts — 0.3%
The Goodyear Tire & Rubber Co. (a)	408,200	4,580,004

Banks — 6.9%
BB&T Corp.	585,900	18,391,401
PNC Financial Services Group, Inc.	406,500	26,215,185
Wells Fargo & Co.	1,373,700	46,898,118

		91,504,704

Beverages — 2.1%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	206,730	15,033,406
PepsiCo, Inc.	200,600	13,309,810

		28,343,216

Biotechnology — 1.2%
Amgen, Inc.	224,400	15,256,956

Chemicals — 3.3%
CF Industries Holdings, Inc.	24,800	4,529,720
The Dow Chemical Co.	415,400	14,389,456
E.I. du Pont de Nemours & Co.	237,100	12,542,590
The Mosaic Co.	209,500	11,583,255

		43,045,021

Computers — 0.5%
Hewlett-Packard Co.	291,000	6,934,530

Diversified Financial — 8.8%
Ameriprise Financial, Inc.	185,500	10,597,615
BlackRock, Inc.	95,100	19,485,990
Citigroup, Inc.	295,600	10,804,180
Credit Suisse Group Sponsored ADR (Switzerland)	279,200	7,959,992
The Goldman Sachs Group, Inc.	144,800	18,008,776
JP Morgan Chase & Co.	1,077,936	49,563,497

		116,420,050

Electric — 3.0%
Edison International	261,900	11,133,369
Entergy Corp.	159,200	10,698,240

	Number of Shares	Value
NextEra Energy, Inc.	102,500	$6,260,700
Northeast Utilities	316,800	11,759,616

		39,851,925

Foods — 2.2%
General Mills, Inc.	254,200	10,028,190
Kraft Foods, Inc. Class A	369,800	14,056,098
Sysco Corp.	158,900	4,744,754

		28,829,042

Forest Products & Paper — 0.9%
International Paper Co.	326,900	11,474,190

Hand & Machine Tools — 1.3%
Stanley Black & Decker, Inc.	222,300	17,108,208

Health Care – Products — 4.6%
Baxter International, Inc.	205,900	12,308,702
Covidien PLC	298,300	16,311,044
Johnson & Johnson	193,900	12,789,644
St. Jude Medical, Inc.	235,900	10,452,729
Zimmer Holdings, Inc.	128,300	8,247,124

		60,109,243

Health Care – Services — 2.2%
HCA Holdings, Inc.	299,060	7,398,744
UnitedHealth Group, Inc.	360,300	21,236,082

		28,634,826

Insurance — 7.7%
ACE Ltd.	386,200	28,269,840
The Chubb Corp.	241,900	16,717,709
Marsh & McLennan Cos., Inc.	640,400	20,998,716
Principal Financial Group, Inc.	362,248	10,689,939
Swiss Re Ltd. (a)	165,886	10,610,590
Unum Group	554,400	13,571,712

		100,858,506

Iron & Steel — 1.2%
Nucor Corp.	150,000	6,442,500
Steel Dynamics, Inc.	694,100	10,092,214

		16,534,714

Machinery – Construction & Mining — 1.3%
Ingersoll-Rand PLC	400,500	16,560,675

Manufacturing — 6.2%
3M Co.	147,800	13,185,238
General Electric Co.	1,565,600	31,421,592
Illinois Tool Works, Inc.	268,700	15,348,144
Tyco International Ltd.	390,400	21,932,672

		81,887,646

Media — 3.4%
CBS Corp. Class B	227,100	7,700,961
Comcast Corp. Class A	794,250	23,835,442

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Thomson Reuters Corp.	439,000	$12,687,100

		44,223,503

Oil & Gas — 10.7%
Apache Corp.	95,300	9,571,932
Chevron Corp.	377,300	40,461,652
EOG Resources, Inc.	67,900	7,543,690
Exxon Mobil Corp.	213,000	18,473,490
Marathon Oil Corp.	324,100	10,273,970
Noble Corp. (a)	276,400	10,356,708
Occidental Petroleum Corp.	268,800	25,597,824
Royal Dutch Shell PLC B Shares Sponsored ADR (United Kingdom)	167,800	11,851,714
Southwestern Energy Co. (a)	225,500	6,900,300

		141,031,280

Oil & Gas Services — 0.7%
Baker Hughes, Inc.	231,600	9,713,304

Packaging & Containers — 0.6%
Rexam PLC Sponsored ADR (United Kingdom)	218,400	7,458,360

Pharmaceuticals — 5.6%
Merck & Co., Inc.	649,900	24,956,160
Pfizer, Inc.	1,519,300	34,427,338
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	306,200	13,797,372

		73,180,870

Retail — 6.2%
CVS Caremark Corp.	415,600	18,618,880
The Home Depot, Inc.	378,500	19,042,335
Kohl’s Corp.	299,000	14,958,970
Lowe’s Cos., Inc.	316,800	9,941,184
Nordstrom, Inc.	222,800	12,414,416
Staples, Inc.	399,900	6,470,382

		81,446,167

Semiconductors — 5.3%
Analog Devices, Inc.	345,500	13,958,200
Intel Corp.	1,074,100	30,192,951
Maxim Integrated Products, Inc.	358,000	10,235,220
Xilinx, Inc.	418,000	15,227,740

		69,614,111

Software — 1.5%
Microsoft Corp.	622,500	20,075,625

Telecommunications — 4.9%
AT&T, Inc.	912,356	28,492,878
Cisco Systems, Inc.	1,715,800	36,289,170

		64,782,048

Toys, Games & Hobbies — 1.2%
Mattel, Inc.	465,200	15,658,632

		Value
TOTAL COMMON STOCK (Cost $1,053,667,026)		$1,295,075,018

TOTAL EQUITIES (Cost $1,053,667,026)		1,295,075,018

TOTAL LONG-TERM INVESTMENTS (Cost $1,053,667,026)		1,295,075,018

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$19,536,245	19,536,245

TOTAL SHORT-TERM INVESTMENTS (Cost $19,536,245)		19,536,245

TOTAL INVESTMENTS — 99.8% (Cost $1,073,203,271) (c)		1,314,611,263

Other Assets/(Liabilities) — 0.2%		2,181,560

NET ASSETS — 100.0%		$1,316,792,823

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $19,536,261. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $19,927,684.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Aerospace & Defense — 1.3%
United Technologies Corp.	3,230	$267,896

Agriculture — 0.9%
Philip Morris International, Inc.	2,080	184,309

Banks — 7.6%
Bank of New York Mellon Corp.	12,300	296,799
Capital One Financial Corp.	4,280	238,567
SunTrust Banks, Inc.	7,550	182,483
Wells Fargo & Co.	23,820	813,215

		1,531,064

Beverages — 1.0%
PepsiCo, Inc.	3,030	201,041

Biotechnology — 1.9%
Amgen, Inc.	5,520	375,305

Building Materials — 0.3%
Martin Marietta Materials, Inc.	820	70,217

Chemicals — 1.7%
Ashland, Inc.	3,150	192,339
The Mosaic Co.	2,670	147,624

		339,963

Commercial Services — 0.8%
McKesson Corp.	1,790	157,108

Computers — 3.6%
Apple, Inc. (a)	570	341,698
Hewlett-Packard Co.	16,330	389,144

		730,842

Cosmetics & Personal Care — 1.6%
The Procter & Gamble Co.	4,690	315,215

Diversified Financial — 10.8%
Citigroup, Inc.	14,422	527,124
CME Group, Inc.	1,090	315,370
Interactive Brokers Group, Inc. Class A	5,380	91,460
Invesco Ltd.	7,600	202,692
JP Morgan Chase & Co.	18,480	849,710
Morgan Stanley	4,380	86,023
TD Ameritrade Holding Corp.	5,400	106,596

		2,178,975

Electric — 5.1%
FirstEnergy Corp.	5,320	242,539
NextEra Energy, Inc.	4,270	260,811
NRG Energy, Inc. (a)	9,310	145,888
PG&E Corp.	4,620	200,554
PPL Corp.	6,020	170,125

		1,019,917

	Number of Shares	Value
Engineering & Construction — 0.7%
Foster Wheeler AG (a)	5,800	$132,008

Environmental Controls — 0.8%
Republic Services, Inc.	5,560	169,914

Health Care – Products — 0.4%
Alere, Inc. (a)	2,700	70,227

Health Care – Services — 3.2%
Aetna, Inc.	3,180	159,509
Thermo Fisher Scientific, Inc.	3,510	197,894
WellPoint, Inc.	3,900	287,820

		645,223

Home Furnishing — 0.5%
Tempur-Pedic International, Inc. (a)	1,260	106,382

Insurance — 5.9%
Berkshire Hathaway, Inc. Class B (a)	9,760	792,024
Prudential Financial, Inc.	6,300	399,357

		1,191,381

Internet — 1.8%
Google, Inc. Class A (a)	290	185,960
Liberty Interactive Corp. Class A (a)	9,190	175,437

		361,397

Machinery – Construction & Mining — 1.7%
Caterpillar, Inc.	1,860	198,127
Joy Global, Inc.	1,980	145,530

		343,657

Machinery – Diversified — 1.3%
Cummins, Inc.	2,120	254,485

Manufacturing — 1.3%
General Electric Co.	13,250	265,928

Media — 3.6%
DIRECTV Class A (a)	5,110	252,127
The Walt Disney Co.	10,800	472,824

		724,951

Metal Fabricate & Hardware — 0.7%
Precision Castparts Corp.	870	150,423

Mining — 1.1%
Compass Minerals International, Inc.	1,070	76,762
Freeport-McMoRan Copper & Gold, Inc.	3,620	137,705

		214,467

Oil & Gas — 10.4%
Chevron Corp.	7,920	849,341
Denbury Resources, Inc. (a)	7,710	140,553
Hess Corp.	2,360	139,122
Marathon Petroleum Corp.	5,465	236,962
Occidental Petroleum Corp.	4,800	457,104

The accompanying notes are an integral part of the financial statements.

MassMutual Select Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	3,800	$266,494

		2,089,576

Oil & Gas Services — 0.5%
Oil States International, Inc. (a)	1,340	104,600

Pharmaceuticals — 7.2%
Express Scripts, Inc. (a)	3,290	178,252
Mead Johnson Nutrition Co.	1,810	149,289
Medicis Pharmaceutical Corp. Class A	1,340	50,371
Pfizer, Inc.	31,050	703,593
Roche Holding AG Sponsored ADR (Switzerland)	4,500	196,380
Valeant Pharmaceuticals International, Inc. (a)	3,100	166,439

		1,444,324

Real Estate — 0.4%
CBRE Group, Inc. (a)	4,390	87,624

Real Estate Investment Trusts (REITS) — 1.8%
American Tower Corp.	1,570	98,941
Boston Properties, Inc.	1,040	109,190
Equity Residential	2,490	155,924

		364,055

Retail — 5.3%
CVS Caremark Corp.	9,360	419,328
Lowe’s Cos., Inc.	11,070	347,377
Target Corp.	5,230	304,752

		1,071,457

Semiconductors — 0.8%
Broadcom Corp. Class A (a)	4,190	164,667

Software — 2.1%
Adobe Systems, Inc. (a)	3,040	104,302
Microsoft Corp.	6,140	198,015
Oracle Corp.	4,360	127,138

		429,455

Telecommunications — 8.9%
AT&T, Inc.	10,410	325,104
CenturyLink, Inc.	6,551	253,196
Cisco Systems, Inc.	25,790	545,458
Comverse Technology, Inc. (a)	118	811
Frontier Communications Corp.	38,080	158,794
NII Holdings, Inc. (a)	12,820	234,734
QUALCOMM, Inc.	2,960	201,339
SBA Communications Corp. Class A (a)	1,680	85,361

		1,804,797

Toys, Games & Hobbies — 0.6%
Hasbro, Inc.	3,520	129,254

	Number of Shares	Value
Transportation — 1.5%
Alexander & Baldwin, Inc.	1,640	$79,458
CSX Corp.	10,440	224,669

		304,127

TOTAL COMMON STOCK (Cost $17,690,102)		19,996,231

TOTAL EQUITIES (Cost $17,690,102)		19,996,231

TOTAL LONG-TERM INVESTMENTS (Cost $17,690,102)		19,996,231

TOTAL INVESTMENTS — 99.1% (Cost $17,690,102) (b)		19,996,231

Other Assets/(Liabilities) — 0.9%		176,540

NET ASSETS — 100.0%		$20,172,771

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 97.2%
Aerospace & Defense — 0.8%
Lockheed Martin Corp.	47,660	$4,282,728

Agriculture — 0.9%
Philip Morris International, Inc.	53,450	4,736,204

Auto Manufacturers — 0.4%
Paccar, Inc.	47,870	2,241,752

Banks — 13.0%
Bank of New York Mellon Corp.	1,114,850	26,901,330
Julius Baer Group Ltd. (a)	299,880	12,112,041
Wells Fargo & Co.	921,676	31,466,019

		70,479,390

Beverages — 3.8%
The Coca-Cola Co.	95,520	7,069,435
Diageo PLC Sponsored ADR (United Kingdom)	95,100	9,177,150
Heineken Holding NV Class A	88,425	4,138,409

		20,384,994

Building Materials — 0.4%
Martin Marietta Materials, Inc.	24,480	2,096,222

Chemicals — 3.7%
Air Products & Chemicals, Inc.	38,410	3,526,038
Ecolab, Inc.	46,400	2,863,808
Monsanto Co.	94,150	7,509,404
Potash Corp. of Saskatchewan, Inc.	85,760	3,918,374
Praxair, Inc.	20,400	2,338,656

		20,156,280

Coal — 0.5%
China Coal Energy Co. Class H	2,507,200	2,813,382

Commercial Services — 2.0%
Iron Mountain, Inc.	277,516	7,992,461
Visa, Inc. Class A	25,210	2,974,780

		10,967,241

Computers — 0.4%
Hewlett-Packard Co.	96,500	2,299,595

Cosmetics & Personal Care — 0.1%
Natura Cosmeticos SA	35,000	761,182

Distribution & Wholesale — 0.3%
Li & Fung Ltd.	779,000	1,779,523

Diversified Financial — 7.6%
American Express Co.	530,340	30,685,472
Ameriprise Financial, Inc.	46,260	2,642,834
The Charles Schwab Corp.	199,980	2,873,713
CME Group, Inc.	3,910	1,131,280
The Goldman Sachs Group, Inc.	19,870	2,471,232

	Number of Shares	Value
JP Morgan Chase & Co.	26,088	$1,199,526

		41,004,057

Electronics — 0.4%
Agilent Technologies, Inc.	45,970	2,046,125

Foods — 0.8%
Kraft Foods, Inc. Class A	38,110	1,448,561
Nestle SA	6,410	403,412
Sysco Corp.	44,640	1,332,950
Unilever NV NY Shares	38,230	1,300,967

		4,485,890

Forest Products & Paper — 0.0%
Sino-Forest Corp. (Acquired 12/17/09, Cost $203,165) (a) (b) (c) (d)	12,800	-
Sino-Forest Corp. (a) (c)	422,320	-

		-

Health Care – Products — 2.2%
Baxter International, Inc.	25,130	1,502,271
Becton, Dickinson & Co.	22,640	1,757,996
Johnson & Johnson	134,510	8,872,280

		12,132,547

Holding Company – Diversified — 1.4%
China Merchants Holdings International Co. Ltd.	2,289,370	7,618,682

Housewares — 0.3%
Hunter Douglas NV	36,548	1,583,420

Insurance — 10.9%
ACE Ltd.	54,240	3,970,368
Alleghany Corp. (a)	25,530	8,401,923
Aon Corp.	17,420	854,625
Berkshire Hathaway, Inc. Class A (a)	92	11,214,800
Everest Re Group Ltd.	9,660	893,743
Fairfax Financial Holdings Ltd.	7,380	2,971,105
Fairfax Financial Holdings Ltd. (Subordinate Voting Shares)	3,440	1,388,450
Loews Corp.	359,520	14,334,063
Markel Corp. (a)	1,910	857,475
The Progressive Corp.	605,960	14,046,153

		58,932,705

Internet — 4.8%
Expedia, Inc.	58,540	1,957,578
Google, Inc. Class A (a)	25,980	16,659,415
Groupon, Inc. (a)	31,500	578,970
Liberty Interactive Corp. Class A (a)	154,300	2,945,587
Netflix, Inc. (a)	24,340	2,800,074
TripAdvisor, Inc. (a)	26,150	932,770

		25,874,394

Leisure Time — 0.7%
Harley-Davidson, Inc.	73,100	3,587,748

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 1.3%
BHP Billiton PLC	116,900	$3,579,547
Rio Tinto PLC	64,187	3,557,985

		7,137,532

Media — 1.8%
Grupo Televisa SAB Sponsored ADR (Mexico)	49,450	1,042,406
The Walt Disney Co.	196,790	8,615,466

		9,657,872

Oil & Gas — 10.0%
Canadian Natural Resources Ltd.	422,080	14,004,614
Devon Energy Corp.	83,800	5,959,856
EOG Resources, Inc.	168,000	18,664,800
Occidental Petroleum Corp.	130,705	12,447,037
OGX Petroleo e Gas Participacoes SA (a)	357,400	2,956,389

		54,032,696

Oil & Gas Services — 1.1%
Schlumberger Ltd.	28,910	2,021,676
Transocean Ltd.	71,515	3,911,871

		5,933,547

Packaging & Containers — 0.4%
Sealed Air Corp.	102,272	1,974,872

Pharmaceuticals — 5.4%
Express Scripts, Inc. (a)	209,200	11,334,456
Merck & Co., Inc.	309,812	11,896,781
Pfizer, Inc.	76,530	1,734,170
Roche Holding AG	22,800	3,969,633

		28,935,040

Real Estate — 2.1%
Brookfield Asset Management, Inc. Class A	153,400	4,842,838
Hang Lung Properties Ltd.	980,000	6,238,864

		11,081,702

Retail — 14.3%
Bed Bath & Beyond, Inc. (a)	223,600	14,706,172
CarMax, Inc. (a)	88,500	3,066,525
Cie Financiere Richemont SA	13,500	847,641
Costco Wholesale Corp.	268,150	24,348,020
CVS Caremark Corp.	708,171	31,726,061
Tiffany & Co.	16,050	1,109,536
Walgreen Co.	43,290	1,449,782

		77,253,737

Semiconductors — 1.8%
Intel Corp.	69,180	1,944,650
Texas Instruments, Inc.	233,300	7,841,213

		9,785,863

	Number of Shares	Value
Software — 2.1%
Activision Blizzard, Inc.	252,400	$3,235,768
Microsoft Corp.	162,180	5,230,305
Oracle Corp.	103,300	3,012,228

		11,478,301

Telecommunications — 0.2%
America Movil SAB de CV Series L ADR (Mexico)	37,810	938,822

Transportation — 1.3%
China Shipping Development Co. Ltd. Class H	1,719,000	1,181,960
Kuehne & Nagel International AG	41,610	5,625,442
LLX Logistica SA (a)	80,200	148,938

		6,956,340

TOTAL COMMON STOCK (Cost $389,725,506)		525,430,385

TOTAL EQUITIES (Cost $389,725,506)		525,430,385

BONDS & NOTES — 0.1%

	Principal Amount

CORPORATE DEBT — 0.1%
Forest Products & Paper — 0.1%
Sino-Forest Corp., Convertible (Acquired 07/23/08, Cost $1,565,682) (b) (d) 5.000% 8/01/13	$1,604,000	392,980

TOTAL CORPORATE DEBT (Cost $1,565,682)		392,980

TOTAL BONDS & NOTES (Cost $1,565,682)		392,980

TOTAL LONG-TERM INVESTMENTS (Cost $391,291,188)		525,823,365

SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (e)	13,167,534	13,167,534

TOTAL SHORT-TERM INVESTMENTS (Cost $13,167,534)		13,167,534

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 99.7% (Cost $404,458,722) (f)	$538,990,899

Other Assets/(Liabilities) — 0.3%	1,688,789

NET ASSETS — 100.0%	$540,679,688

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $392,980 or 0.07% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2012, these securities amounted to a value of $392,980 or 0.07% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	Maturity value of $13,167,545. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $13,432,219.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	78,240	$892,718
Omnicom Group, Inc.	48,341	2,448,472

		3,341,190

Aerospace & Defense — 1.9%
The Boeing Co.	133,336	9,916,198
General Dynamics Corp.	64,288	4,717,454
Goodrich Corp.	22,243	2,790,162
L-3 Communications Holdings, Inc.	18,220	1,289,429
Lockheed Martin Corp.	47,324	4,252,535
Northrop Grumman Corp.	44,522	2,719,404
Raytheon Co.	61,605	3,251,512
Rockwell Collins, Inc.	26,452	1,522,577
United Technologies Corp.	162,133	13,447,311

		43,906,582

Agriculture — 2.1%
Altria Group, Inc.	365,561	11,284,868
Archer-Daniels-Midland Co.	117,607	3,723,438
Lorillard, Inc.	23,540	3,047,959
Philip Morris International, Inc.	306,992	27,202,561
Reynolds American, Inc.	59,598	2,469,741

		47,728,567

Airlines — 0.1%
Southwest Airlines Co.	132,828	1,094,503

Apparel — 0.5%
Nike, Inc. Class B	65,257	7,076,469
Ralph Lauren Corp.	11,599	2,022,054
VF Corp.	15,587	2,275,390

		11,373,913

Auto Manufacturers — 0.5%
Ford Motor Co.	677,925	8,467,283
Paccar, Inc.	63,792	2,987,380

		11,454,663

Automotive & Parts — 0.3%
BorgWarner, Inc. (a)	19,466	1,641,762
The Goodyear Tire & Rubber Co. (a)	40,793	457,698
Johnson Controls, Inc.	120,585	3,916,601

		6,016,061

Banks — 4.3%
Bank of America Corp.	1,917,162	18,347,240
Bank of New York Mellon Corp.	214,518	5,176,319
BB&T Corp.	124,246	3,900,082
Capital One Financial Corp.	98,315	5,480,078
Comerica, Inc.	34,717	1,123,442
Fifth Third Bancorp	164,600	2,312,630

	Number of Shares	Value
First Horizon National Corp.	49,320	$511,942
Huntington Bancshares, Inc.	146,977	948,002
KeyCorp	173,588	1,475,498
M&T Bank Corp.	22,911	1,990,508
Northern Trust Corp.	40,393	1,916,648
PNC Financial Services Group, Inc.	94,560	6,098,174
Regions Financial Corp.	252,303	1,662,677
State Street Corp.	87,461	3,979,475
SunTrust Banks, Inc.	93,926	2,270,191
U.S. Bancorp	339,772	10,763,977
Wells Fargo & Co.	941,493	32,142,571
Zions Bancorp	33,508	719,082

		100,818,536

Beverages — 2.4%
Brown-Forman Corp. Class B	18,072	1,507,024
The Coca-Cola Co.	403,201	29,840,906
Coca-Cola Enterprises, Inc.	54,933	1,571,084
Constellation Brands, Inc. Class A (a)	32,641	770,001
Dr. Pepper Snapple Group, Inc.	38,364	1,542,616
Molson Coors Brewing Co. Class B	27,516	1,245,099
PepsiCo, Inc.	280,322	18,599,365

		55,076,095

Biotechnology — 1.0%
Amgen, Inc.	141,319	9,608,279
Biogen Idec, Inc. (a)	42,861	5,399,200
Celgene Corp. (a)	79,052	6,128,111
Life Technologies Corp. (a)	31,602	1,542,810

		22,678,400

Building Materials — 0.0%
Masco Corp.	60,857	813,658

Chemicals — 2.2%
Air Products & Chemicals, Inc.	37,956	3,484,361
Airgas, Inc.	12,218	1,087,035
CF Industries Holdings, Inc.	11,947	2,182,120
The Dow Chemical Co.	212,793	7,371,149
E.I. du Pont de Nemours & Co.	166,371	8,801,026
Eastman Chemical Co.	24,318	1,256,997
Ecolab, Inc.	51,142	3,156,484
FMC Corp.	12,224	1,294,033
International Flavors & Fragrances, Inc.	15,118	885,915
Monsanto Co.	95,779	7,639,333
The Mosaic Co.	53,329	2,948,560
PPG Industries, Inc.	27,303	2,615,627
Praxair, Inc.	53,595	6,144,131
The Sherwin-Williams Co.	15,362	1,669,389
Sigma-Aldrich Corp.	21,909	1,600,672

		52,136,832

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coal — 0.1%
Alpha Natural Resources, Inc. (a)	39,047	$593,905
CONSOL Energy, Inc.	39,107	1,333,549
Peabody Energy Corp.	49,260	1,426,569

		3,354,023

Commercial Services — 1.7%
Apollo Group, Inc. Class A (a)	20,527	793,163
Automatic Data Processing, Inc.	87,309	4,818,584
DeVry, Inc.	10,305	349,030
Donnelley (R.R.) & Sons Co.	33,811	418,918
Equifax, Inc.	21,165	936,763
H&R Block, Inc.	55,202	909,177
Iron Mountain, Inc.	31,520	907,776
MasterCard, Inc. Class A	19,080	8,023,903
McKesson Corp.	43,640	3,830,283
Moody’s Corp.	36,143	1,521,620
Paychex, Inc.	56,858	1,762,030
Quanta Services, Inc. (a)	39,411	823,690
Robert Half International, Inc.	25,374	768,832
SAIC, Inc. (a)	50,652	668,607
Total System Services, Inc.	26,702	616,015
Visa, Inc. Class A	88,760	10,473,680
Western Union Co.	109,196	1,921,850

		39,543,921

Computers — 8.1%
Accenture PLC Class A	115,543	7,452,524
Apple, Inc. (a)	166,462	99,788,975
Cognizant Technology Solutions Corp. Class A (a)	54,284	4,177,154
Computer Sciences Corp.	27,628	827,182
Dell, Inc. (a)	270,455	4,489,553
EMC Corp. (a)	366,635	10,955,054
Hewlett-Packard Co.	353,081	8,413,920
International Business Machines Corp.	206,920	43,173,858
Lexmark International, Inc. Class A	12,961	430,824
NetApp, Inc. (a)	65,992	2,954,462
SanDisk Corp. (a)	42,524	2,108,765
Teradata Corp. (a)	29,887	2,036,799
Western Digital Corp. (a)	42,490	1,758,661

		188,567,731

Cosmetics & Personal Care — 2.0%
Avon Products, Inc.	75,715	1,465,842
Colgate-Palmolive Co.	85,135	8,324,500
The Estee Lauder Cos., Inc. Class A	40,590	2,514,145
The Procter & Gamble Co.	492,088	33,073,235

		45,377,722

Distribution & Wholesale — 0.3%
Fastenal Co.	52,983	2,866,380
Genuine Parts Co.	28,229	1,771,370

	Number of Shares	Value
W.W. Grainger, Inc.	10,656	$2,289,016

		6,926,766

Diversified Financial — 4.6%
American Express Co.	181,756	10,516,402
Ameriprise Financial, Inc.	40,244	2,299,140
BlackRock, Inc.	18,048	3,698,035
The Charles Schwab Corp.	190,487	2,737,298
Citigroup, Inc.	522,807	19,108,596
CME Group, Inc.	11,921	3,449,103
Discover Financial Services	94,821	3,161,332
E*TRADE Financial Corp. (a)	44,129	483,212
Federated Investors, Inc. Class B	14,852	332,833
Franklin Resources, Inc.	25,558	3,169,959
The Goldman Sachs Group, Inc.	88,435	10,998,661
IntercontinentalExchange, Inc. (a)	13,004	1,787,010
Invesco Ltd.	81,099	2,162,910
JP Morgan Chase & Co.	681,605	31,340,198
Legg Mason, Inc.	23,040	643,507
Morgan Stanley	271,775	5,337,661
The NASDAQ OMX Group, Inc. (a)	21,223	549,676
NYSE Euronext	45,019	1,351,020
SLM Corp.	89,685	1,413,436
T. Rowe Price Group, Inc.	45,882	2,996,095

		107,536,084

Electric — 3.0%
The AES Corp. (a)	118,250	1,545,528
Ameren Corp.	44,411	1,446,910
American Electric Power Co., Inc.	86,469	3,335,974
CenterPoint Energy, Inc.	76,954	1,517,533
CMS Energy Corp.	43,692	961,224
Consolidated Edison, Inc.	52,680	3,077,566
Dominion Resources, Inc.	101,483	5,196,944
DTE Energy Co.	31,104	1,711,653
Duke Energy Corp.	237,797	4,996,115
Edison International	57,278	2,434,888
Entergy Corp.	31,424	2,111,693
Exelon Corp.	151,912	5,956,470
FirstEnergy Corp.	74,773	3,408,901
Integrys Energy Group, Inc.	14,832	785,948
NextEra Energy, Inc.	73,574	4,493,900
Northeast Utilities	30,287	1,124,253
NRG Energy, Inc. (a)	40,251	630,733
Pepco Holdings, Inc.	41,451	783,009
PG&E Corp.	74,538	3,235,695
Pinnacle West Capital Corp.	19,307	924,805
PPL Corp.	104,545	2,954,442
Progress Energy, Inc.	52,382	2,782,008
Public Service Enterprise Group, Inc.	91,056	2,787,224
SCANA Corp.	20,895	953,021
The Southern Co.	154,325	6,933,822
TECO Energy, Inc.	37,269	654,071

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wisconsin Energy Corp.	39,812	$1,400,586
Xcel Energy, Inc.	86,758	2,296,484

		70,441,400

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	132,112	6,893,604
Molex, Inc.	23,184	651,934

		7,545,538

Electronics — 0.5%
Agilent Technologies, Inc.	62,821	2,796,163
Amphenol Corp. Class A	28,574	1,707,868
FLIR Systems, Inc.	28,779	728,396
Jabil Circuit, Inc.	31,415	789,145
PerkinElmer, Inc.	20,079	555,385
TE Connectivity Ltd.	75,154	2,761,909
Waters Corp. (a)	16,457	1,524,906

		10,863,772

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	10,471	262,299

Engineering & Construction — 0.1%
Fluor Corp.	30,114	1,808,044
Jacobs Engineering Group, Inc. (a)	22,818	1,012,435

		2,820,479

Entertainment — 0.0%
International Game Technology	55,544	932,584

Environmental Controls — 0.3%
Republic Services, Inc.	55,502	1,696,141
Stericycle, Inc. (a)	15,569	1,302,191
Waste Management, Inc.	82,660	2,889,794

		5,888,126

Foods — 1.9%
Campbell Soup Co.	31,248	1,057,745
ConAgra Foods, Inc.	74,393	1,953,560
Dean Foods Co. (a)	30,209	365,831
General Mills, Inc.	114,395	4,512,883
H.J. Heinz Co.	56,870	3,045,388
The Hershey Co.	27,368	1,678,479
Hormel Foods Corp.	24,032	709,425
The J.M. Smucker Co.	19,894	1,618,576
Kellogg Co.	43,566	2,336,445
Kraft Foods, Inc. Class A	316,019	12,011,882
The Kroger Co.	103,137	2,499,010
McCormick & Co., Inc.	24,521	1,334,678
Safeway, Inc.	47,568	961,349
Sara Lee Corp.	104,936	2,259,272
SUPERVALU, Inc.	36,009	205,611
Sysco Corp.	105,504	3,150,349
Tyson Foods, Inc. Class A	53,279	1,020,293
Whole Foods Market, Inc.	28,779	2,394,413

		43,115,189

	Number of Shares	Value
Forest Products & Paper — 0.2%
International Paper Co.	79,522	$2,791,222
MeadWestvaco Corp.	30,419	960,936

		3,752,158

Gas — 0.2%
AGL Resources, Inc.	20,234	793,577
NiSource, Inc.	50,936	1,240,292
Sempra Energy	43,367	2,600,285

		4,634,154

Hand & Machine Tools — 0.1%
Snap-on, Inc.	10,043	612,322
Stanley Black & Decker, Inc.	30,679	2,361,056

		2,973,378

Health Care – Products — 3.1%
Baxter International, Inc.	99,289	5,935,496
Becton, Dickinson & Co.	38,032	2,953,185
Boston Scientific Corp. (a)	251,412	1,503,444
C.R. Bard, Inc.	14,482	1,429,663
CareFusion Corp. (a)	41,899	1,086,441
Covidien PLC	87,260	4,771,377
Edwards Lifesciences Corp. (a)	21,184	1,540,712
Intuitive Surgical, Inc. (a)	6,980	3,781,415
Johnson & Johnson	489,921	32,315,189
Medtronic, Inc.	185,130	7,255,245
St. Jude Medical, Inc.	57,428	2,544,635
Stryker Corp.	58,128	3,224,941
Varian Medical Systems, Inc. (a)	20,761	1,431,679
Zimmer Holdings, Inc.	30,984	1,991,651

		71,765,073

Health Care – Services — 1.4%
Aetna, Inc.	62,097	3,114,786
Cigna Corp.	51,754	2,548,884
Coventry Health Care, Inc.	24,743	880,109
DaVita, Inc. (a)	16,414	1,480,050
Humana, Inc.	29,710	2,747,581
Laboratory Corporation of America Holdings (a)	17,425	1,595,084
Quest Diagnostics, Inc.	28,599	1,748,829
Tenet Healthcare Corp. (a)	79,274	420,945
Thermo Fisher Scientific, Inc.	64,858	3,656,694
UnitedHealth Group, Inc.	186,218	10,975,689
WellPoint, Inc.	59,646	4,401,875

		33,570,526

Holding Company – Diversified — 0.0%
Leucadia National Corp.	34,787	907,941

Home Builders — 0.1%
D.R. Horton, Inc.	52,270	792,936
Lennar Corp. Class A	27,503	747,531
PulteGroup, Inc. (a)	65,155	576,622

		2,117,089

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 0.1%
Harman International Industries, Inc.	13,461	$630,109
Whirlpool Corp.	13,782	1,059,285

		1,689,394

Household Products — 0.4%
Avery Dennison Corp.	18,538	558,550
Beam, Inc.	28,718	1,682,013
The Clorox Co.	23,419	1,610,056
Kimberly-Clark Corp.	70,655	5,220,698

		9,071,317

Housewares — 0.0%
Newell Rubbermaid, Inc.	52,440	933,956

Insurance — 3.5%
ACE Ltd.	60,883	4,456,636
Aflac, Inc.	84,181	3,871,484
The Allstate Corp.	87,295	2,873,751
American International Group, Inc. (a)	95,528	2,945,128
Aon Corp.	57,947	2,842,880
Assurant, Inc.	14,712	595,836
Berkshire Hathaway, Inc. Class B (a)	313,999	25,481,019
The Chubb Corp.	48,751	3,369,182
Cincinnati Financial Corp.	30,266	1,044,480
Genworth Financial, Inc. Class A (a)	92,090	766,189
The Hartford Financial Services Group, Inc.	81,071	1,708,977
Lincoln National Corp.	50,741	1,337,533
Loews Corp.	55,190	2,200,425
Marsh & McLennan Cos., Inc.	96,205	3,154,562
MetLife, Inc.	189,174	7,065,649
Principal Financial Group, Inc.	52,769	1,557,213
The Progressive Corp.	108,688	2,519,388
Prudential Financial, Inc.	83,847	5,315,061
Torchmark Corp.	18,600	927,210
The Travelers Cos., Inc.	70,129	4,151,637
Unum Group	51,059	1,249,924
XL Group PLC	54,550	1,183,189

		80,617,353

Internet — 2.9%
Akamai Technologies, Inc. (a)	31,325	1,149,628
Amazon.com, Inc. (a)	65,126	13,188,666
eBay, Inc. (a)	203,344	7,501,360
Expedia, Inc.	15,864	530,492
F5 Networks, Inc. (a)	14,581	1,967,852
Google, Inc. Class A (a)	45,235	29,006,491
Netflix, Inc. (a)	9,916	1,140,737
Priceline.com, Inc. (a)	8,851	6,350,592
Symantec Corp. (a)	128,723	2,407,120
TripAdvisor, Inc. (a)	15,864	565,869
VeriSign, Inc.	29,311	1,123,784

	Number of Shares	Value
Yahoo!, Inc. (a)	219,855	$3,346,193

		68,278,784

Iron & Steel — 0.2%
Allegheny Technologies, Inc.	18,923	779,060
Cliffs Natural Resources, Inc.	24,887	1,723,674
Nucor Corp.	55,177	2,369,852
United States Steel Corp.	24,809	728,640

		5,601,226

Leisure Time — 0.2%
Carnival Corp.	81,297	2,608,008
Harley-Davidson, Inc.	39,908	1,958,684

		4,566,692

Lodging — 0.3%
Marriott International, Inc. Class A	48,353	1,830,161
Starwood Hotels & Resorts Worldwide, Inc.	35,316	1,992,176
Wyndham Worldwide Corp.	26,566	1,235,585
Wynn Resorts Ltd.	14,456	1,805,265

		6,863,187

Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	115,704	12,324,790
Ingersoll-Rand PLC	54,198	2,241,087
Joy Global, Inc.	18,818	1,383,123

		15,949,000

Machinery – Diversified — 0.8%
Cummins, Inc.	34,455	4,135,978
Deere & Co.	71,389	5,775,370
Eaton Corp.	59,944	2,987,010
Flowserve Corp.	10,195	1,177,624
Rockwell Automation, Inc.	24,868	1,981,980
Roper Industries, Inc.	17,528	1,738,076
Xylem, Inc.	32,134	891,719

		18,687,757

Manufacturing — 3.5%
3M Co.	123,484	11,016,008
Cooper Industries PLC	28,632	1,831,016
Danaher Corp.	102,518	5,741,008
Dover Corp.	32,685	2,057,194
General Electric Co.	1,888,604	37,904,282
Honeywell International, Inc.	138,578	8,460,187
Illinois Tool Works, Inc.	85,771	4,899,239
Leggett & Platt, Inc.	24,917	573,340
Pall Corp.	21,320	1,271,312
Parker Hannifin Corp.	26,865	2,271,436
Textron, Inc.	49,561	1,379,283
Tyco International Ltd.	81,726	4,591,367

		81,995,672

Media — 3.0%
Cablevision Systems Corp. Class A	40,906	600,500

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CBS Corp. Class B	117,433	$3,982,153
Comcast Corp. Class A	483,130	14,498,731
DIRECTV Class A (a)	120,596	5,950,207
Discovery Communications, Inc. Series A (a)	46,742	2,365,145
Gannett Co., Inc.	39,373	603,588
The McGraw-Hill Cos., Inc.	49,125	2,381,089
News Corp. Class A	382,813	7,537,588
Scripps Networks Interactive Class A	17,595	856,701
Time Warner Cable, Inc.	56,652	4,617,138
Time Warner, Inc.	172,125	6,497,719
Viacom, Inc. Class B	97,361	4,620,753
The Walt Disney Co.	320,944	14,050,928
The Washington Post Co. Class B	783	292,505

		68,854,745

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.	26,068	4,507,157

Mining — 0.6%
Alcoa, Inc.	194,499	1,948,880
Freeport-McMoRan Copper & Gold, Inc.	170,732	6,494,645
Newmont Mining Corp.	88,918	4,558,826
Titanium Metals Corp.	13,316	180,565
Vulcan Materials Co.	22,048	942,111

		14,125,027

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	34,507	606,633
Xerox Corp.	234,477	1,894,574

		2,501,207

Oil & Gas — 8.8%
Anadarko Petroleum Corp.	88,921	6,966,071
Apache Corp.	68,542	6,884,359
Cabot Oil & Gas Corp.	37,404	1,165,883
Chesapeake Energy Corp.	117,636	2,725,626
Chevron Corp.	352,635	37,816,577
ConocoPhillips	228,252	17,349,435
Denbury Resources, Inc. (a)	70,651	1,287,968
Devon Energy Corp.	72,303	5,142,189
Diamond Offshore Drilling, Inc.	13,119	875,693
EOG Resources, Inc.	48,236	5,359,020
EQT Corp.	26,821	1,293,040
Exxon Mobil Corp.	841,464	72,980,173
Helmerich & Payne, Inc.	19,047	1,027,586
Hess Corp.	54,607	3,219,083
Marathon Oil Corp.	125,773	3,987,004
Marathon Petroleum Corp.	61,386	2,661,697
Murphy Oil Corp.	35,074	1,973,614
Nabors Industries Ltd. (a)	51,297	897,185
Newfield Exploration Co. (a)	22,816	791,259
Noble Corp. (a)	46,160	1,729,615
Noble Energy, Inc.	31,096	3,040,567

	Number of Shares	Value
Occidental Petroleum Corp.	145,090	$13,816,921
Pioneer Natural Resources Co.	21,629	2,413,580
QEP Resources, Inc.	31,666	965,813
Range Resources Corp.	28,509	1,657,513
Rowan Companies, Inc. (a)	21,395	704,537
Southwestern Energy Co. (a)	62,130	1,901,178
Sunoco, Inc.	19,223	733,357
Tesoro Corp. (a)	23,636	634,390
Valero Energy Corp.	99,190	2,556,126
WPX Energy, Inc. (a)	34,948	629,413

		205,186,472

Oil & Gas Services — 1.5%
Baker Hughes, Inc.	79,205	3,321,858
Cameron International Corp. (a)	44,191	2,334,611
FMC Technologies, Inc. (a)	42,439	2,139,774
Halliburton Co.	163,423	5,424,009
National Oilwell Varco, Inc.	75,423	5,993,866
Schlumberger Ltd.	238,546	16,681,522

		35,895,640

Packaging & Containers — 0.1%
Ball Corp.	28,379	1,216,891
Bemis Co., Inc.	18,226	588,518
Owens-Illinois, Inc. (a)	27,885	650,836
Sealed Air Corp.	34,765	671,312

		3,127,557

Pharmaceuticals — 5.3%
Abbott Laboratories	280,507	17,192,274
Allergan, Inc.	54,517	5,202,557
AmerisourceBergen Corp.	45,785	1,816,749
Bristol-Myers Squibb Co.	300,835	10,153,181
Cardinal Health, Inc.	60,441	2,605,612
DENTSPLY International, Inc.	25,163	1,009,791
Eli Lilly & Co.	183,469	7,388,297
Express Scripts, Inc. (a)	86,614	4,692,747
Forest Laboratories, Inc. (a)	47,448	1,645,971
Gilead Sciences, Inc. (a)	135,423	6,615,414
Hospira, Inc. (a)	29,167	1,090,554
Mead Johnson Nutrition Co.	37,007	3,052,337
Medco Health Solutions, Inc. (a)	69,849	4,910,385
Merck & Co., Inc.	543,258	20,861,107
Mylan, Inc. (a)	74,606	1,749,511
Patterson Cos., Inc.	15,761	526,417
Perrigo Co.	16,491	1,703,685
Pfizer, Inc.	1,345,352	30,485,676
Watson Pharmaceuticals, Inc. (a)	23,084	1,548,013

		124,250,278

Pipelines — 0.5%
El Paso Corp.	139,509	4,122,491
ONEOK, Inc.	18,733	1,529,737
Spectra Energy Corp.	117,526	3,707,945

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Williams Cos., Inc.	104,846	$3,230,305

		12,590,478

Real Estate — 0.1%
CBRE Group, Inc. (a)	58,516	1,167,979

Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp.	69,542	4,382,537
Apartment Investment & Management Co. Class A	19,713	520,620
AvalonBay Communities, Inc.	16,670	2,356,304
Boston Properties, Inc.	26,649	2,797,878
Equity Residential	53,107	3,325,560
HCP, Inc.	74,376	2,934,877
Health Care REIT, Inc.	37,134	2,040,885
Host Hotels & Resorts, Inc.	125,849	2,066,441
Kimco Realty Corp.	74,716	1,439,030
Plum Creek Timber Co., Inc.	29,833	1,239,859
ProLogis, Inc.	82,196	2,960,700
Public Storage	25,434	3,514,216
Simon Property Group, Inc.	54,398	7,924,701
Ventas, Inc.	51,208	2,923,977
Vornado Realty Trust	33,554	2,825,247
Weyerhaeuser Co.	98,016	2,148,511

		45,401,343

Retail — 6.3%
Abercrombie & Fitch Co. Class A	14,650	726,787
AutoNation, Inc. (a)	8,559	293,659
AutoZone, Inc. (a)	4,944	1,838,179
Bed Bath & Beyond, Inc. (a)	42,579	2,800,421
Best Buy Co., Inc.	51,390	1,216,915
Big Lots, Inc. (a)	12,769	549,322
CarMax, Inc. (a)	41,191	1,427,268
Chipotle Mexican Grill, Inc. (a)	5,651	2,362,118
Coach, Inc.	52,081	4,024,820
Costco Wholesale Corp.	78,003	7,082,672
CVS Caremark Corp.	231,570	10,374,336
Darden Restaurants, Inc.	22,236	1,137,594
Dollar Tree, Inc. (a)	21,001	1,984,384
Family Dollar Stores, Inc.	21,501	1,360,583
GameStop Corp. Class A	23,754	518,787
The Gap, Inc.	57,210	1,495,469
The Home Depot, Inc.	275,713	13,871,121
J.C. Penney Co., Inc.	26,121	925,467
Kohl’s Corp.	44,896	2,246,147
Limited Brands, Inc.	44,640	2,142,720
Lowe’s Cos., Inc.	220,102	6,906,801
Macy’s, Inc.	72,737	2,889,841
McDonald’s Corp.	181,157	17,771,502
Nordstrom, Inc.	28,697	1,598,997
O’Reilly Automotive, Inc. (a)	23,186	2,118,041
Ross Stores, Inc.	41,336	2,401,622
Sears Holdings Corp. (a)	6,260	414,725
Staples, Inc.	123,570	1,999,363

	Number of Shares	Value
Starbucks Corp.	134,269	$7,504,294
Target Corp.	119,276	6,950,213
Tiffany & Co.	22,144	1,530,815
The TJX Cos., Inc.	133,916	5,317,804
Urban Outfitters, Inc. (a)	18,022	524,620
Wal-Mart Stores, Inc.	312,028	19,096,114
Walgreen Co.	155,120	5,194,969
Yum! Brands, Inc.	81,453	5,797,825

		146,396,315

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	90,752	663,397
People’s United Financial, Inc.	61,903	819,596

		1,482,993

Semiconductors — 2.4%
Advanced Micro Devices, Inc. (a)	107,368	861,091
Altera Corp.	57,851	2,303,627
Analog Devices, Inc.	52,556	2,123,262
Applied Materials, Inc.	226,513	2,817,822
Broadcom Corp. Class A (a)	88,242	3,467,911
Intel Corp.	891,178	25,051,014
KLA-Tencor Corp.	30,219	1,644,518
Linear Technology Corp.	40,385	1,360,975
LSI Corp. (a)	105,952	919,663
Microchip Technology, Inc.	33,852	1,259,294
Micron Technology, Inc. (a)	178,615	1,446,782
Novellus Systems, Inc. (a)	12,728	635,254
NVIDIA Corp. (a)	108,851	1,675,217
Teradyne, Inc. (a)	36,517	616,772
Texas Instruments, Inc.	205,753	6,915,358
Xilinx, Inc.	46,296	1,686,563

		54,785,123

Software — 3.8%
Adobe Systems, Inc. (a)	88,672	3,042,336
Autodesk, Inc. (a)	40,835	1,728,137
BMC Software, Inc. (a)	30,144	1,210,583
CA, Inc.	65,759	1,812,318
Cerner Corp. (a)	25,382	1,933,093
Citrix Systems, Inc. (a)	32,552	2,568,678
The Dun & Bradstreet Corp.	8,020	679,535
Electronic Arts, Inc. (a)	59,343	977,973
Fidelity National Information Services, Inc.	42,818	1,418,132
Fiserv, Inc. (a)	25,318	1,756,816
Intuit, Inc.	52,669	3,166,987
Microsoft Corp.	1,333,580	43,007,955
Oracle Corp.	698,650	20,372,634
Red Hat, Inc. (a)	33,615	2,013,202
Salesforce.com, Inc. (a)	24,395	3,769,272

		89,457,651

Telecommunications — 5.0%
AT&T, Inc.	1,059,476	33,087,435

The accompanying notes are an integral part of the financial statements.

MassMutual Select Indexed Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CenturyLink, Inc.	111,683	$4,316,548
Cisco Systems, Inc.	960,963	20,324,367
Corning, Inc.	271,166	3,818,017
Crown Castle International Corp. (a)	44,451	2,371,016
Frontier Communications Corp.	168,476	702,545
Harris Corp.	19,447	876,671
JDS Uniphase Corp. (a)	37,430	542,361
Juniper Networks, Inc. (a)	92,599	2,118,665
MetroPCS Communications, Inc. (a)	48,506	437,524
Motorola Mobility Holdings, Inc. (a)	48,428	1,900,315
Motorola Solutions, Inc.	52,502	2,668,677
QUALCOMM, Inc.	301,961	20,539,387
Sprint Nextel Corp. (a)	550,510	1,568,954
Verizon Communications, Inc.	506,862	19,377,334
Windstream Corp.	103,591	1,213,051

		115,862,867

Textiles — 0.0%
Cintas Corp.	18,718	732,248

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	20,579	755,661
Mattel, Inc.	61,917	2,084,126

		2,839,787

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	29,224	1,913,880
CSX Corp.	187,767	4,040,746
Expeditors International of Washington, Inc.	37,285	1,734,125
FedEx Corp.	56,055	5,154,818
Norfolk Southern Corp.	59,393	3,909,841
Ryder System, Inc.	8,537	450,754
Union Pacific Corp.	86,050	9,248,654
United Parcel Service, Inc. Class B	171,682	13,858,171

		40,310,989

TOTAL COMMON STOCK (Cost $1,812,678,300)		2,273,065,147

TOTAL EQUITIES (Cost $1,812,678,300)		2,273,065,147

TOTAL LONG-TERM INVESTMENTS (Cost $1,812,678,300)		2,273,065,147

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$56,589,474	$56,589,474

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill (c) 0.010% 5/03/12	50,000	49,997
U.S. Treasury Bill (c) 0.021% 5/03/12	4,715,000	4,714,909

TOTAL SHORT-TERM INVESTMENTS (Cost $61,354,380)		61,354,380

TOTAL INVESTMENTS — 100.2% (Cost $1,874,032,680) (d)		2,334,419,527

Other Assets/(Liabilities) — (0.2)%		(3,804,867)

NET ASSETS — 100.0%		$2,330,614,660

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $56,589,522. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 11/25/40, and an aggregate market value, including accrued interest, of $57,723,222.
(c)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Aerospace & Defense — 1.3%
The Boeing Co.	9,100	$676,767

Agriculture — 2.1%
Lorillard, Inc.	2,600	336,648
Philip Morris International, Inc.	8,720	772,679

		1,109,327

Automotive & Parts — 2.1%
Autoliv, Inc.	4,210	282,280
Delphi Automotive PLC (a)	8,580	271,128
Johnson Controls, Inc.	17,400	565,152

		1,118,560

Banks — 4.5%
Bank of America Corp.	21,390	204,702
Capital One Financial Corp.	4,530	252,502
U.S. Bancorp	18,600	589,248
Wells Fargo & Co.	39,460	1,347,165

		2,393,617

Beverages — 3.9%
Anheuser-Busch InBev NV Sponsored ADR (Belgium)	11,800	858,096
Coca-Cola Enterprises, Inc.	14,810	423,566
PepsiCo, Inc.	11,800	782,930

		2,064,592

Biotechnology — 0.3%
Vertex Pharmaceuticals, Inc. (a)	4,100	168,141

Chemicals — 1.6%
LyondellBasell Industries NV Class A	3,360	146,664
Monsanto Co.	4,698	374,712
Potash Corp. of Saskatchewan, Inc.	6,600	301,554

		822,930

Commercial Services — 2.2%
Alliance Data Systems Corp. (a)	1,400	176,344
McKesson Corp.	3,620	317,727
Moody’s Corp.	4,750	199,975
Paychex, Inc.	7,558	234,223
Robert Half International, Inc.	7,300	221,190

		1,149,459

Computers — 10.2%
Apple, Inc. (a)	4,790	2,871,461
Cognizant Technology Solutions Corp. Class A (a)	6,150	473,243
EMC Corp. (a)	15,710	469,415
International Business Machines Corp.	2,240	467,376
NetApp, Inc. (a)	18,740	838,990
Teradata Corp. (a)	4,368	297,679

		5,418,164

	Number of Shares	Value
Cosmetics & Personal Care — 0.4%
The Procter & Gamble Co.	2,800	$188,188

Diversified Financial — 8.2%
Affiliated Managers Group, Inc. (a)	3,050	341,020
American Express Co.	6,860	396,920
Ameriprise Financial, Inc.	5,780	330,211
The Charles Schwab Corp.	8,491	122,016
Citigroup, Inc.	10,596	387,284
Discover Financial Services	6,110	203,707
The Goldman Sachs Group, Inc.	3,800	472,606
IntercontinentalExchange, Inc. (a)	2,020	277,588
JP Morgan Chase & Co.	31,570	1,451,589
T. Rowe Price Group, Inc.	5,640	368,292

		4,351,233

Electronics — 0.8%
Thomas & Betts Corp. (a)	3,150	226,517
Vishay Intertechnology, Inc. (a)	16,370	199,059

		425,576

Engineering & Construction — 0.5%
ABB Ltd. Sponsored ADR (Switzerland) (a)	12,000	244,920

Foods — 3.5%
Kraft Foods, Inc. Class A	10,570	401,766
Nestle SA Sponsored ADR (Switzerland)	6,565	413,595
Ralcorp Holdings, Inc. (a)	4,100	303,769
Unilever PLC Sponsored ADR (United Kingdom)	22,200	733,710

		1,852,840

Forest Products & Paper — 0.3%
International Paper Co.	5,000	175,500

Health Care – Products — 3.5%
Baxter International, Inc.	5,010	299,498
Covidien PLC	8,690	475,169
Medtronic, Inc.	12,100	474,199
St. Jude Medical, Inc.	5,880	260,543
Zimmer Holdings, Inc.	5,750	369,610

		1,879,019

Health Care – Services — 0.8%
Cigna Corp.	8,510	419,117

Insurance — 1.6%
The Chubb Corp.	2,810	194,199
MetLife, Inc.	18,054	674,317

		868,516

Internet — 3.4%
eBay, Inc. (a)	19,800	730,422
Google, Inc. Class A (a)	1,700	1,090,108

		1,820,530

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 0.6%
Carnival Corp.	10,160	$325,933

Lodging — 0.6%
Melco Crown Entertainment Ltd. ADR (Cayman Islands) (a)	16,480	224,293
Starwood Hotels & Resorts Worldwide, Inc.	1,400	78,974

		303,267

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	2,880	306,778

Machinery – Diversified — 0.9%
Cummins, Inc.	1,660	199,266
Eaton Corp.	6,030	300,475

		499,741

Manufacturing — 4.4%
Cooper Industries PLC	4,770	305,041
Danaher Corp.	10,700	599,200
General Electric Co.	33,970	681,778
Honeywell International, Inc.	9,000	549,450
Tyco International Ltd.	3,910	219,664

		2,355,133

Media — 3.9%
CBS Corp. Class B	12,110	410,650
Comcast Corp. Class A	24,500	735,245
DIRECTV Class A (a)	8,160	402,614
The Walt Disney Co.	12,200	534,116

		2,082,625

Oil & Gas — 7.2%
Anadarko Petroleum Corp.	11,558	905,454
Apache Corp.	7,000	703,080
Chevron Corp.	7,620	817,169
Ensco PLC Sponsored ADR (United Kingdom)	5,600	296,408
EOG Resources, Inc.	2,940	326,634
Exxon Mobil Corp.	5,800	503,034
Occidental Petroleum Corp.	2,840	270,453

		3,822,232

Oil & Gas Services — 2.9%
National Oilwell Varco, Inc.	8,580	681,853
Schlumberger Ltd.	10,012	700,139
Weatherford International Ltd. (a)	11,900	179,571

		1,561,563

Pharmaceuticals — 7.7%
Amylin Pharmaceuticals, Inc. (a)	5,710	142,522
Express Scripts, Inc. (a)	9,000	487,620
Merck & Co., Inc.	15,500	595,200
Omnicare, Inc.	3,920	139,434
Pfizer, Inc.	68,030	1,541,560
Sanofi ADR (France)	15,560	602,950

	Number of Shares	Value
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	13,100	$590,286

		4,099,572

Pipelines — 0.5%
TransCanada Corp.	6,160	264,880

Real Estate — 0.6%
CBRE Group, Inc. (a)	14,960	298,602

Retail — 4.9%
Cabela’s, Inc. (a)	3,820	145,733
Foot Locker, Inc.	6,700	208,035
J.C. Penney Co., Inc.	8,300	294,069
Lowe’s Cos., Inc.	10,900	342,042
McDonald’s Corp.	4,320	423,792
PVH Corp.	4,210	376,079
Target Corp.	8,791	512,252
Tiffany & Co.	3,900	269,607

		2,571,609

Semiconductors — 1.5%
Analog Devices, Inc.	4,600	185,840
Skyworks Solutions, Inc. (a)	5,310	146,821
Texas Instruments, Inc.	13,400	450,374

		783,035

Software — 4.7%
Autodesk, Inc. (a)	8,100	342,792
Electronic Arts, Inc. (a)	11,650	191,992
Informatica Corp. (a)	4,880	258,152
Intuit, Inc.	5,360	322,297
Microsoft Corp.	30,427	981,271
Oracle Corp.	13,760	401,241

		2,497,745

Telecommunications — 5.1%
AT&T, Inc.	23,020	718,915
Cisco Systems, Inc.	35,600	752,940
Juniper Networks, Inc. (a)	20,200	462,176
QUALCOMM, Inc.	7,810	531,236
Vodafone Group PLC Sponsored ADR (United Kingdom)	8,900	246,263

		2,711,530

Transportation — 2.4%
FedEx Corp.	3,510	322,779
J.B. Hunt Transport Services, Inc.	4,080	221,830
United Parcel Service, Inc. Class B	8,700	702,264

		1,246,873

TOTAL COMMON STOCK (Cost $45,451,234)		52,878,114

TOTAL EQUITIES (Cost $45,451,234)		52,878,114

The accompanying notes are an integral part of the financial statements.

MassMutual Select Core Opportunities Fund – Portfolio of Investments (Continued)

		Value
TOTAL LONG-TERM INVESTMENTS (Cost $45,451,234)		$52,878,114

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$351,231	351,231

TOTAL SHORT-TERM INVESTMENTS (Cost $351,231)		351,231

TOTAL INVESTMENTS — 100.3% (Cost $45,802,465) (c)		53,229,345

Other Assets/(Liabilities) — (0.3)%		(184,335)

NET ASSETS — 100.0%		$53,045,010

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $351,231. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 5/15/39 – 9/25/39, and an aggregate market value, including accrued interest, of $361,560.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Focused Value Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.9%

COMMON STOCK — 94.9%
Aerospace & Defense — 4.2%
The Boeing Co.	385,000	$28,632,450

Automotive & Parts — 3.4%
Delphi Automotive PLC (a)	735,000	23,226,000

Banks — 6.2%
Wells Fargo & Co.	1,229,300	41,968,302

Building Materials — 3.7%
Fortune Brands Home & Security, Inc. (a)	1,126,500	24,861,855

Commercial Services — 9.3%
Robert Half International, Inc.	900,000	27,270,000
Visa, Inc. Class A	300,000	35,400,000

		62,670,000

Computers — 4.7%
Diebold, Inc.	830,000	31,971,600

Diversified Financial — 5.1%
Franklin Resources, Inc.	280,000	34,728,400

Electric — 3.1%
Calpine Corp. (a)	1,200,000	20,652,000

Entertainment — 5.1%
Penn National Gaming, Inc. (a)	800,000	34,384,000

Leisure Time — 4.3%
Carnival Corp.	900,000	28,872,000

Lodging — 4.6%
Starwood Hotels & Resorts Worldwide, Inc.	547,000	30,856,270

Manufacturing — 4.2%
Illinois Tool Works, Inc.	500,000	28,560,000

Oil & Gas — 3.6%
Apache Corp.	241,000	24,206,040

Oil & Gas Services — 7.1%
Dresser-Rand Group, Inc. (a)	519,000	24,076,410
National Oilwell Varco, Inc.	302,500	24,039,675

		48,116,085

Retail — 13.0%
Cabela’s, Inc. (a)	812,000	30,977,800
CarMax, Inc. (a)	790,500	27,390,825
Tiffany & Co.	430,000	29,725,900

		88,094,525

Semiconductors — 13.3%
Applied Materials, Inc.	2,950,000	36,698,000
Intel Corp.	1,900,000	53,409,000

		90,107,000

		Value
TOTAL COMMON STOCK (Cost $488,401,016)		$641,906,527

TOTAL EQUITIES (Cost $488,401,016)		641,906,527

TOTAL LONG-TERM INVESTMENTS (Cost $488,401,016)		641,906,527

	Principal Amount
SHORT-TERM INVESTMENTS — 5.8%
Repurchase Agreement — 5.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$39,525,110	39,525,110

TOTAL SHORT-TERM INVESTMENTS (Cost $39,525,110)		39,525,110

TOTAL INVESTMENTS — 100.7% (Cost $527,926,126) (c)		681,431,637

Other Assets/(Liabilities) — (0.7)%		(4,696,993)

NET ASSETS — 100.0%		$676,734,644

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $39,525,143. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $40,318,005.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Advertising — 1.3%
Omnicom Group, Inc.	15,086	$764,106

Aerospace & Defense — 1.1%
The Boeing Co.	8,736	649,696

Agriculture — 1.8%
Philip Morris International, Inc.	12,192	1,080,333

Apparel — 0.4%
Ralph Lauren Corp.	1,280	223,142

Beverages — 2.2%
The Coca-Cola Co.	15,785	1,168,248
Green Mountain Coffee Roasters, Inc. (a)	2,370	111,011

		1,279,259

Biotechnology — 3.2%
Amgen, Inc.	14,810	1,006,932
Biogen Idec, Inc. (a)	915	115,263
Celgene Corp. (a)	6,845	530,624
Life Technologies Corp. (a)	5,013	244,735

		1,897,554

Chemicals — 1.3%
CF Industries Holdings, Inc.	1,802	329,135
The Sherwin-Williams Co.	3,841	417,402

		746,537

Coal — 0.3%
Walter Energy, Inc.	2,527	149,624

Commercial Services — 1.4%
Apollo Group, Inc. Class A (a)	8,441	326,160
ITT Educational Services, Inc. (a)	7,528	497,902

		824,062

Computers — 17.9%
Apple, Inc. (a)	7,625	4,570,959
Cognizant Technology Solutions Corp. Class A (a)	2,029	156,132
Dell, Inc. (a)	27,704	459,886
EMC Corp. (a)	65,792	1,965,865
International Business Machines Corp.	10,384	2,166,622
NetApp, Inc. (a)	15,387	688,876
Riverbed Technology, Inc. (a)	7,080	198,806
SanDisk Corp. (a)	5,793	287,275

		10,494,421

Diversified Financial — 1.1%
American Express Co.	10,722	620,375

Electronics — 1.2%
Waters Corp. (a)	7,336	679,754

	Number of Shares	Value
Health Care – Products — 2.4%
Bruker Corp. (a)	14,046	$215,044
Edwards Lifesciences Corp. (a)	3,206	233,172
Hologic, Inc. (a)	21,943	472,872
Intuitive Surgical, Inc. (a)	916	496,243

		1,417,331

Health Care – Services — 2.6%
Aetna, Inc.	7,297	366,017
UnitedHealth Group, Inc.	19,736	1,163,240

		1,529,257

Internet — 7.9%
Amazon.com, Inc. (a)	1,624	328,876
Check Point Software Technologies Ltd. (a)	8,387	535,426
eBay, Inc. (a)	21,825	805,124
F5 Networks, Inc. (a)	3,740	504,751
Google, Inc. Class A (a)	1,642	1,052,916
IAC/InterActiveCorp	14,103	692,317
Priceline.com, Inc. (a)	700	502,250
Symantec Corp. (a)	11,516	215,349

		4,637,009

Iron & Steel — 0.4%
Cliffs Natural Resources, Inc.	3,079	213,252

Machinery – Construction & Mining — 2.5%
Caterpillar, Inc.	10,496	1,118,034
Joy Global, Inc.	4,677	343,759

		1,461,793

Machinery – Diversified — 0.6%
Cummins, Inc.	2,779	333,591

Manufacturing — 3.6%
Dover Corp.	4,329	272,467
General Electric Co.	14,201	285,014
Honeywell International, Inc.	9,815	599,206
Parker Hannifin Corp.	5,867	496,055
Tyco International Ltd.	7,803	438,372

		2,091,114

Media — 1.0%
News Corp. Class A	18,191	358,181
Sirius XM Radio, Inc. (a)	106,605	246,257

		604,438

Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	7,287	277,197

Oil & Gas — 6.2%
Anadarko Petroleum Corp.	1,950	152,763
Diamond Offshore Drilling, Inc.	9,680	646,140
Exxon Mobil Corp.	19,524	1,693,317
Occidental Petroleum Corp.	6,595	628,042

The accompanying notes are an integral part of the financial statements.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Valero Energy Corp.	20,451	$527,022

		3,647,284

Oil & Gas Services — 2.9%
Cameron International Corp. (a)	2,934	155,003
Core Laboratories NV	3,837	504,834
National Oilwell Varco, Inc.	6,183	491,363
Oceaneering International, Inc.	10,109	544,774

		1,695,974

Pharmaceuticals — 2.7%
Abbott Laboratories	10,822	663,280
AmerisourceBergen Corp.	7,058	280,062
Cardinal Health, Inc.	6,958	299,959
Gilead Sciences, Inc. (a)	7,367	359,878

		1,603,179

Retail — 10.7%
Bed Bath & Beyond, Inc. (a)	5,307	349,041
The Buckle, Inc.	5,844	279,928
Coach, Inc.	7,373	569,785
Costco Wholesale Corp.	6,201	563,051
Dollar Tree, Inc. (a)	4,160	393,078
Lowe’s Cos., Inc.	13,067	410,042
Lululemon Athletica, Inc. (a)	3,213	239,947
O’Reilly Automotive, Inc. (a)	2,235	204,167
PetSmart, Inc.	8,158	466,801
Ross Stores, Inc.	9,487	551,195
Starbucks Corp.	11,376	635,805
The TJX Cos., Inc.	12,232	485,733
Wal-Mart Stores, Inc.	11,194	685,073
Yum! Brands, Inc.	6,138	436,903

		6,270,549

Semiconductors — 6.3%
Altera Corp.	28,228	1,124,039
Analog Devices, Inc.	11,600	468,640
Emulex Corp. (a)	26,288	272,870
Intersil Corp. Class A	10,185	114,072
KLA-Tencor Corp.	3,982	216,700
QLogic Corp. (a)	46,162	819,837
Xilinx, Inc.	19,265	701,824

		3,717,982

Software — 7.5%
Autodesk, Inc. (a)	8,510	360,143
BMC Software, Inc. (a)	5,461	219,314
Citrix Systems, Inc. (a)	3,322	262,139
Microsoft Corp.	76,119	2,454,838
Oracle Corp.	24,865	725,063
Red Hat, Inc. (a)	6,049	362,275

		4,383,772

Telecommunications — 6.9%
Cisco Systems, Inc.	133,800	2,829,870

	Number of Shares	Value
QUALCOMM, Inc.	17,568	$1,194,975

		4,024,845

TOTAL COMMON STOCK (Cost $51,011,648)		57,317,430

TOTAL EQUITIES (Cost $51,011,648)		57,317,430

TOTAL LONG-TERM INVESTMENTS (Cost $51,011,648)		57,317,430

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$1,243,929	1,243,929

TOTAL SHORT-TERM INVESTMENTS (Cost $1,243,929)		1,243,929

TOTAL INVESTMENTS — 100.0% (Cost $52,255,577) (c)		58,561,359

Other Assets/(Liabilities) — (0.0)%		(1,557)

NET ASSETS — 100.0%		$58,559,802

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $1,243,930. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $1,270,661.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Advertising — 0.2%
Omnicom Group, Inc.	38,400	$1,944,961

Aerospace & Defense — 1.5%
The Boeing Co.	83,000	6,172,710
United Technologies Corp.	84,000	6,966,960

		13,139,670

Apparel — 2.1%
Nike, Inc. Class B	88,200	9,564,408
Ralph Lauren Corp.	49,600	8,646,768

		18,211,176

Auto Manufacturers — 0.0%
General Motors Co. (a)	12,500	320,625

Automotive & Parts — 0.3%
Johnson Controls, Inc.	87,500	2,842,000

Banks — 1.1%
Northern Trust Corp.	45,200	2,144,740
State Street Corp.	49,300	2,243,150
U.S. Bancorp	155,700	4,932,576
Wells Fargo & Co.	19,700	672,558

		9,993,024

Beverages — 0.3%
The Coca-Cola Co.	6,500	481,065
Monster Beverage Corp. (a)	30,200	1,875,118

		2,356,183

Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc. (a)	55,200	5,125,872
Amgen, Inc.	100	6,799
Biogen Idec, Inc. (a)	80,300	10,115,391
Celgene Corp. (a)	147,900	11,465,208

		26,713,270

Chemicals — 4.0%
Air Products & Chemicals, Inc.	29,800	2,735,640
Ecolab, Inc.	20,700	1,277,604
Monsanto Co.	85,800	6,843,408
Potash Corp. of Saskatchewan, Inc.	8,900	406,641
Praxair, Inc.	161,000	18,457,040
The Sherwin-Williams Co.	46,700	5,074,889

		34,795,222

Commercial Services — 5.4%
MasterCard, Inc. Class A	55,000	23,129,700
McKesson Corp.	140,600	12,340,462
Visa, Inc. Class A	93,700	11,056,600
Weight Watchers International, Inc.	10,400	802,776

		47,329,538

	Number of Shares	Value
Computers — 12.1%
Accenture PLC Class A	36,900	$2,380,050
Apple, Inc. (a)	151,100	90,579,917
EMC Corp. (a)	398,300	11,901,204
International Business Machines Corp.	1,600	333,840

		105,195,011

Distribution & Wholesale — 3.0%
Fastenal Co.	223,200	12,075,120
Fossil, Inc. (a)	62,400	8,235,552
W.W. Grainger, Inc.	27,700	5,950,237

		26,260,909

Diversified Financial — 5.6%
American Express Co.	164,200	9,500,612
Ameriprise Financial, Inc.	59,600	3,404,948
BlackRock, Inc.	3,400	696,660
The Charles Schwab Corp.	5,300	76,161
Citigroup, Inc.	2,400	87,720
CME Group, Inc.	900	260,397
Franklin Resources, Inc.	119,200	14,784,376
The Goldman Sachs Group, Inc.	2,400	298,488
IntercontinentalExchange, Inc. (a)	36,700	5,043,314
Invesco Ltd.	361,800	9,649,206
JP Morgan Chase & Co.	80,400	3,696,792
TD Ameritrade Holding Corp.	58,800	1,160,712

		48,659,386

Foods — 0.6%
Whole Foods Market, Inc.	66,300	5,516,160

Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc.	17,500	1,346,800

Health Care – Products — 1.1%
Baxter International, Inc.	57,500	3,437,350
Covidien PLC	33,700	1,842,716
Edwards Lifesciences Corp. (a)	10,500	763,665
Intuitive Surgical, Inc. (a)	100	54,175
Stryker Corp.	65,700	3,645,036

		9,742,942

Health Care – Services — 0.9%
Thermo Fisher Scientific, Inc.	64,300	3,625,234
UnitedHealth Group, Inc.	65,100	3,836,994

		7,462,228

Insurance — 0.6%
Marsh & McLennan Cos., Inc.	40,700	1,334,553
Prudential Financial, Inc.	60,200	3,816,078

		5,150,631

Internet — 16.6%
Amazon.com, Inc. (a)	147,700	29,910,727

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	139,500	$20,334,915
eBay, Inc. (a)	268,700	9,912,343
Facebook, Inc. (b)	89,629	2,791,683
Facebook, Inc. Class A (b)	36,192	1,127,276
Google, Inc. Class A (a)	61,100	39,179,764
Groupon, Inc. (a)	64,500	1,185,510
Liberty Interactive Corp. Class A (a)	157,900	3,014,311
LinkedIn Corp. (a)	28,400	2,896,516
Priceline.com, Inc. (a)	36,800	26,404,000
Tencent Holdings Ltd.	292,300	8,155,089

		144,912,134

Leisure Time — 0.8%
Carnival Corp.	155,400	4,985,232
Harley-Davidson, Inc.	44,300	2,174,244

		7,159,476

Lodging — 3.2%
Las Vegas Sands Corp.	204,300	11,761,551
Marriott International, Inc. Class A	209,090	7,914,056
Starwood Hotels & Resorts Worldwide, Inc.	127,600	7,197,916
Wynn Resorts Ltd.	5,600	699,328

		27,572,851

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	29,200	3,110,384
Joy Global, Inc.	3,500	257,250

		3,367,634

Machinery – Diversified — 0.5%
Cummins, Inc.	12,000	1,440,480
Deere & Co.	4,000	323,600
Roper Industries, Inc.	25,700	2,548,412

		4,312,492

Manufacturing — 4.2%
3M Co.	10,900	972,389
Danaher Corp.	500,400	28,022,400
General Electric Co.	48,600	975,402
Honeywell International, Inc.	104,100	6,355,305

		36,325,496

Media — 1.3%
Discovery Communications, Inc. Series C (a)	128,900	6,042,832
Time Warner, Inc.	333	12,571
The Walt Disney Co.	111,800	4,894,604

		10,950,007

Metal Fabricate & Hardware — 1.4%
Precision Castparts Corp.	73,400	12,690,860

Oil & Gas — 2.7%
Concho Resources, Inc. (a)	50,000	5,104,000
Devon Energy Corp.	5,400	384,048

	Number of Shares	Value
EOG Resources, Inc.	62,100	$6,899,310
EQT Corp.	41,100	1,981,431
Occidental Petroleum Corp.	36,800	3,504,464
Pioneer Natural Resources Co.	29,400	3,280,746
Range Resources Corp.	37,100	2,156,994

		23,310,993

Oil & Gas Services — 2.8%
Cameron International Corp. (a)	100,500	5,309,415
FMC Technologies, Inc. (a)	73,100	3,685,702
Halliburton Co.	16,000	531,040
Schlumberger Ltd.	214,700	15,013,971

		24,540,128

Pharmaceuticals — 3.2%
Allergan, Inc.	63,900	6,097,977
Cardinal Health, Inc.	130,100	5,608,611
Express Scripts, Inc. (a)	196,400	10,640,952
Gilead Sciences, Inc. (a)	103,500	5,055,975
Perrigo Co.	2,300	237,613
Shire PLC Sponsored ADR (United Kingdom)	2,300	217,925

		27,859,053

Real Estate Investment Trusts (REITS) — 1.9%
American Tower Corp.	258,200	16,271,764

Retail — 7.9%
Bed Bath & Beyond, Inc. (a)	49,000	3,222,730
Chipotle Mexican Grill, Inc. (a)	15,600	6,520,800
Coach, Inc.	80,000	6,182,400
Costco Wholesale Corp.	100	9,080
Dollar Tree, Inc. (a)	6,100	576,389
The Home Depot, Inc.	24,700	1,242,657
Limited Brands, Inc.	42,500	2,040,000
Lowe’s Cos., Inc.	63,900	2,005,182
McDonald’s Corp.	62,600	6,141,060
O’Reilly Automotive, Inc. (a)	76,600	6,997,410
PVH Corp.	42,800	3,823,324
Starbucks Corp.	380,700	21,277,323
Tiffany & Co.	9,600	663,648
Tim Hortons, Inc.	1,500	80,310
Yum! Brands, Inc.	108,200	7,701,676

		68,483,989

Semiconductors — 2.1%
Altera Corp.	49,800	1,983,036
Broadcom Corp. Class A (a)	302,500	11,888,250
Xilinx, Inc.	129,100	4,703,113

		18,574,399

Software — 1.5%
Autodesk, Inc. (a)	113,400	4,799,088
Cerner Corp. (a)	200	15,232
Fiserv, Inc. (a)	11,600	804,924
Intuit, Inc.	35,300	2,122,589

The accompanying notes are an integral part of the financial statements.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Microsoft Corp.	5,200	$167,700
Salesforce.com, Inc. (a)	34,700	5,361,497

		13,271,030

Telecommunications — 3.1%
Juniper Networks, Inc. (a)	224,600	5,138,848
QUALCOMM, Inc.	316,100	21,501,122

		26,639,970

Transportation — 3.7%
C.H. Robinson Worldwide, Inc.	800	52,392
Expeditors International of Washington, Inc.	66,300	3,083,613
FedEx Corp.	142,600	13,113,496
J.B. Hunt Transport Services, Inc.	20,300	1,103,711
Kansas City Southern (a)	30,300	2,172,207
Union Pacific Corp.	119,600	12,854,608

		32,380,027

TOTAL COMMON STOCK (Cost $628,427,190)		865,602,039

TOTAL EQUITIES (Cost $628,427,190)		865,602,039

MUTUAL FUNDS — 0.0%
Diversified Financial — 0.0%
T. Rowe Price Reserve Investment Fund	1,602	1,602

TOTAL MUTUAL FUNDS (Cost $1,602)		1,602

TOTAL LONG-TERM INVESTMENTS (Cost $628,428,792)		865,603,641

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (c)	$13,029,153	13,029,153

TOTAL SHORT-TERM INVESTMENTS (Cost $13,029,153)		13,029,153

Value
TOTAL INVESTMENTS — 100.8% (Cost $641,457,945) (d)	$878,632,794

Other Assets/(Liabilities) — (0.8)%	(6,945,978)

NET ASSETS — 100.0%	$871,686,816

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $13,029,164. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $13,291,322.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.4%

COMMON STOCK — 98.4%
Aerospace & Defense — 0.5%
BE Aerospace, Inc. (a)	6,830	$317,390

Agriculture — 1.8%
Philip Morris International, Inc.	13,550	1,200,666

Apparel — 2.4%
Nike, Inc. Class B	9,140	991,142
Ralph Lauren Corp.	3,680	641,534

		1,632,676

Automotive & Parts — 0.9%
BorgWarner, Inc. (a)	7,330	618,212

Banks — 2.2%
Fifth Third Bancorp	35,000	491,750
Wells Fargo & Co.	28,770	982,208

		1,473,958

Beverages — 2.8%
The Coca-Cola Co.	15,860	1,173,798
Monster Beverage Corp. (a)	12,030	746,943

		1,920,741

Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc. (a)	3,200	297,152
Biogen Idec, Inc. (a)	6,990	880,530
Celgene Corp. (a)	7,440	576,749

		1,754,431

Chemicals — 4.7%
Airgas, Inc.	2,330	207,300
E.I. du Pont de Nemours & Co.	8,650	457,585
Ecolab, Inc.	13,590	838,775
Monsanto Co.	11,900	949,144
Praxair, Inc.	6,310	723,378

		3,176,182

Commercial Services — 3.5%
MasterCard, Inc. Class A	1,850	777,999
McKesson Corp.	2,290	200,993
Verisk Analytics, Inc. Class A (a)	7,190	337,715
Visa, Inc. Class A	8,900	1,050,200

		2,366,907

Computers — 10.4%
Accenture PLC Class A	15,170	978,465
Apple, Inc. (a)	6,390	3,830,613
Cognizant Technology Solutions Corp. Class A (a)	3,570	274,712
EMC Corp. (a)	41,590	1,242,709
Riverbed Technology, Inc. (a)	8,050	226,044
Teradata Corp. (a)	6,790	462,738

		7,015,281

	Number of Shares	Value
Cosmetics & Personal Care — 1.3%
The Estee Lauder Cos., Inc. Class A	13,870	$859,108

Diversified Financial — 5.8%
American Express Co.	12,330	713,414
Ameriprise Financial, Inc.	6,700	382,771
IntercontinentalExchange, Inc. (a)	4,290	589,532
Invesco Ltd.	38,360	1,023,061
JP Morgan Chase & Co.	23,720	1,090,645
T. Rowe Price Group, Inc.	1,810	118,193

		3,917,616

Electric — 0.8%
The AES Corp. (a)	15,880	207,551
ITC Holdings Corp.	4,020	309,299

		516,850

Electrical Components & Equipment — 1.1%
AMETEK, Inc.	15,650	759,182

Electronics — 1.4%
Agilent Technologies, Inc.	10,500	467,355
Trimble Navigation Ltd. (a)	8,980	488,692

		956,047

Engineering & Construction — 0.9%
Fluor Corp.	10,680	641,227

Foods — 1.9%
Kraft Foods, Inc. Class A	22,510	855,605
Whole Foods Market, Inc.	4,820	401,024

		1,256,629

Forest Products & Paper — 0.2%
Rock-Tenn Co. Class A	2,350	158,766

Gas — 0.4%
NiSource, Inc.	11,960	291,226

Health Care – Products — 1.8%
The Cooper Cos., Inc.	5,520	451,039
Hologic, Inc. (a)	8,930	192,442
Intuitive Surgical, Inc. (a)	1,060	574,255

		1,217,736

Household Products — 0.3%
Church & Dwight Co., Inc.	3,630	178,560

Insurance — 0.3%
MetLife, Inc.	6,120	228,582

Internet — 6.4%
Amazon.com, Inc. (a)	1,050	212,636
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	1,420	206,993
Check Point Software Technologies Ltd. (a)	8,340	532,426
eBay, Inc. (a)	20,400	752,556
F5 Networks, Inc. (a)	3,340	450,766

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Google, Inc. Class A (a)	2,500	$1,603,100
Priceline.com, Inc. (a)	770	552,475

		4,310,952

Lodging — 0.4%
Las Vegas Sands Corp.	4,200	241,794

Machinery – Construction & Mining — 1.0%
Joy Global, Inc.	8,770	644,595

Machinery – Diversified — 1.4%
Eaton Corp.	15,370	765,887
Gardner Denver, Inc.	2,480	156,290

		922,177

Media — 0.9%
DIRECTV Class A (a)	11,920	588,133

Metal Fabricate & Hardware — 2.2%
Precision Castparts Corp.	8,700	1,504,230

Oil & Gas — 6.6%
Anadarko Petroleum Corp.	8,910	698,009
Chevron Corp.	13,760	1,475,623
Denbury Resources, Inc. (a)	20,040	365,329
Ensco PLC Sponsored ADR (United Kingdom)	7,580	401,209
Noble Energy, Inc.	6,880	672,726
Pioneer Natural Resources Co.	4,180	466,446
Plains Exploration & Production Co. (a)	9,010	384,277

		4,463,619

Oil & Gas Services — 1.9%
Schlumberger Ltd.	18,120	1,267,132

Pharmaceuticals — 5.6%
Allergan, Inc.	11,120	1,061,181
Express Scripts, Inc. (a)	6,500	352,170
Gilead Sciences, Inc. (a)	4,640	226,664
Merck & Co., Inc.	6,620	254,208
Novo Nordisk A/S Sponsored ADR (Denmark)	3,170	439,711
Perrigo Co.	5,770	596,099
Shire PLC Sponsored ADR (United Kingdom)	6,850	649,037
Valeant Pharmaceuticals International, Inc. (a)	4,210	226,035

		3,805,105

Real Estate — 0.4%
CBRE Group, Inc. (a)	15,240	304,190

Real Estate Investment Trusts (REITS) — 1.7%
American Tower Corp.	18,090	1,140,032

Retail — 9.2%
Bed Bath & Beyond, Inc. (a)	6,980	459,075
Coach, Inc.	9,080	701,702

	Number of Shares	Value
Costco Wholesale Corp.	14,250	$1,293,900
Dick’s Sporting Goods, Inc.	4,090	196,647
Limited Brands, Inc.	13,510	648,480
Lululemon Athletica, Inc. (a)	2,040	152,347
Macy’s, Inc.	9,920	394,122
McDonald’s Corp.	3,590	352,179
Nordstrom, Inc.	6,380	355,494
O’Reilly Automotive, Inc. (a)	5,580	509,733
PetSmart, Inc.	5,340	305,555
Starbucks Corp.	11,180	624,850
Tractor Supply Co.	2,570	232,739

		6,226,823

Semiconductors — 1.6%
Altera Corp.	7,330	291,881
Avago Technologies Ltd.	16,990	662,100
Rovi Corp. (a)	3,590	116,854

		1,070,835

Software — 4.5%
Autodesk, Inc. (a)	16,360	692,355
Cerner Corp. (a)	8,620	656,499
Citrix Systems, Inc. (a)	5,980	471,882
Informatica Corp. (a)	6,470	342,263
Intuit, Inc.	11,390	684,881
Salesforce.com, Inc. (a)	1,210	186,957

		3,034,837

Telecommunications — 4.2%
Cisco Systems, Inc.	38,660	817,659
JDS Uniphase Corp. (a)	27,130	393,114
QUALCOMM, Inc.	23,810	1,619,556

		2,830,329

Transportation — 2.2%
CSX Corp.	20,930	450,414
Expeditors International of Washington, Inc.	6,750	313,942
FedEx Corp.	8,020	737,519

		1,501,875

Water — 0.2%
American Water Works Co., Inc.	3,320	112,980

TOTAL COMMON STOCK (Cost $54,025,055)		66,427,611

TOTAL EQUITIES (Cost $54,025,055)		66,427,611

TOTAL LONG-TERM INVESTMENTS (Cost $54,025,055)		66,427,611

The accompanying notes are an integral part of the financial statements.

MassMutual Select Large Cap Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$886,549	$886,549

TOTAL SHORT-TERM INVESTMENTS (Cost $886,549)		886,549

TOTAL INVESTMENTS — 99.7% (Cost $54,911,604) (c)		67,314,160

Other Assets/(Liabilities) — 0.3%		219,977

NET ASSETS — 100.0%		$67,534,137

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $886,550. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $906,630.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Apparel — 3.0%
Nike, Inc. Class B	128,050	$13,885,742

Biotechnology — 3.9%
Alexion Pharmaceuticals, Inc. (a)	107,700	10,001,022
Regeneron Pharmaceuticals, Inc. (a)	68,300	7,965,146

		17,966,168

Chemicals — 2.9%
Praxair, Inc.	64,100	7,348,424
Syngenta AG Sponsored ADR (Switzerland) (a)	87,800	6,043,274

		13,391,698

Commercial Services — 10.0%
Apollo Group, Inc. Class A (a)	143,700	5,552,568
MasterCard, Inc. Class A	26,400	11,102,256
Visa, Inc. Class A	250,650	29,576,700

		46,231,524

Computers — 9.9%
Apple, Inc. (a)	65,900	39,505,073
Teradata Corp. (a)	86,300	5,881,345

		45,386,418

Distribution & Wholesale — 1.5%
W.W. Grainger, Inc.	32,500	6,981,325

Diversified Financial — 4.4%
CME Group, Inc.	23,200	6,712,456
IntercontinentalExchange, Inc. (a)	100,100	13,755,742

		20,468,198

Health Care – Products — 1.4%
Intuitive Surgical, Inc. (a)	12,300	6,663,525

Insurance — 1.7%
The Progressive Corp.	338,500	7,846,430

Internet — 18.1%
Amazon.com, Inc. (a)	74,400	15,066,744
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	110,600	2,393,384
F5 Networks, Inc. (a)	60,500	8,165,080
Google, Inc. Class A (a)	40,200	25,777,848
Netflix, Inc. (a)	43,800	5,038,752
Priceline.com, Inc. (a)	26,500	19,013,750
VeriSign, Inc.	203,800	7,813,692

		83,269,250

Lodging — 1.7%
Las Vegas Sands Corp.	134,500	7,743,165

Machinery – Construction & Mining — 0.9%
Caterpillar, Inc.	36,700	3,909,284

	Number of Shares	Value
Oil & Gas — 3.2%
EOG Resources, Inc.	100,250	$11,137,775
Southwestern Energy Co. (a)	117,200	3,586,320

		14,724,095

Oil & Gas Services — 4.2%
FMC Technologies, Inc. (a)	122,700	6,186,534
National Oilwell Varco, Inc.	85,000	6,754,950
Schlumberger Ltd.	94,800	6,629,364

		19,570,848

Pharmaceuticals — 6.1%
Allergan, Inc.	177,600	16,948,368
Novo Nordisk A/S Sponsored ADR (Denmark)	50,400	6,990,984
Perrigo Co.	39,850	4,116,904

		28,056,256

Pipelines — 1.8%
El Paso Corp.	170,800	5,047,140
Kinder Morgan, Inc.	83,600	3,231,140

		8,278,280

Retail — 5.1%
Coach, Inc.	73,000	5,641,440
Staples, Inc.	318,500	5,153,330
Starbucks Corp.	154,900	8,657,361
Walgreen Co.	114,000	3,817,860

		23,269,991

Semiconductors — 1.4%
ASML Holding NV	130,000	6,518,200

Software — 8.3%
Adobe Systems, Inc. (a)	227,400	7,802,094
Athenahealth, Inc. (a)	34,400	2,549,728
Cerner Corp. (a)	47,000	3,579,520
Intuit, Inc.	142,800	8,586,564
Salesforce.com, Inc. (a)	101,300	15,651,863

		38,169,769

Telecommunications — 8.3%
Crown Castle International Corp. (a)	193,700	10,331,958
Polycom, Inc. (a)	177,800	3,390,646
QUALCOMM, Inc.	361,400	24,582,428

		38,305,032

Transportation — 1.1%
Expeditors International of Washington, Inc.	104,500	4,860,295

TOTAL COMMON STOCK (Cost $306,469,680)		455,495,493

TOTAL EQUITIES (Cost $306,469,680)		455,495,493

The accompanying notes are an integral part of the financial statements.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

		Value
TOTAL LONG-TERM INVESTMENTS (Cost $306,469,680)		$455,495,493

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$8,391,071	8,391,071

TOTAL SHORT-TERM INVESTMENTS (Cost $8,391,071)		8,391,071

TOTAL INVESTMENTS —100.7% (Cost $314,860,751) (c)		463,886,564

Other Assets/(Liabilities) — (0.7)%		(3,039,429)

NET ASSETS — 100.0%		$460,847,135

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $8,391,078. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 5/15/39 – 8/15/39, and an aggregate market value, including accrued interest, of $8,562,724.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Aerospace & Defense — 1.3%
L-3 Communications Holdings, Inc.	17,100	$1,210,167
Triumph Group, Inc.	14,975	938,334

		2,148,501

Agriculture — 1.3%
Lorillard, Inc.	5,800	750,984
Reynolds American, Inc.	30,800	1,276,352

		2,027,336

Apparel — 0.5%
VF Corp.	5,200	759,096

Automotive & Parts — 1.1%
Dana Holding Corp.	33,900	525,450
Lear Corp.	26,400	1,227,336

		1,752,786

Banks — 6.3%
BB&T Corp.	44,300	1,390,577
Comerica, Inc.	69,675	2,254,683
Fifth Third Bancorp	152,025	2,135,951
KeyCorp	283,750	2,411,875
PNC Financial Services Group, Inc.	20,300	1,309,147
Regions Financial Corp.	97,050	639,560

		10,141,793

Beverages — 1.0%
Constellation Brands, Inc. Class A (a)	66,025	1,557,530

Building Materials — 0.5%
Owens Corning, Inc. (a)	22,650	816,080

Chemicals — 3.0%
Agrium, Inc.	6,725	580,838
Ashland, Inc.	23,900	1,459,334
CF Industries Holdings, Inc.	3,700	675,805
Cytec Industries, Inc.	13,725	834,343
Eastman Chemical Co.	12,500	646,125
The Valspar Corp.	11,900	574,651

		4,771,096

Commercial Services — 1.8%
Hertz Global Holdings, Inc. (a)	108,375	1,629,960
McKesson Corp.	14,700	1,290,219

		2,920,179

Computers — 2.3%
Cadence Design Systems, Inc. (a)	130,825	1,548,968
Diebold, Inc.	20,900	805,068
Seagate Technology PLC	48,650	1,311,117

		3,665,153

	Number of Shares	Value
Diversified Financial — 6.6%
Ameriprise Financial, Inc.	11,400	$651,282
Discover Financial Services	78,575	2,619,691
Invesco Ltd.	101,350	2,703,004
Raymond James Financial, Inc.	58,325	2,130,612
SLM Corp.	156,950	2,473,532

		10,578,121

Electric — 5.8%
Cleco Corp.	21,250	842,562
CMS Energy Corp.	105,625	2,323,750
Edison International	29,200	1,241,292
FirstEnergy Corp.	15,825	721,462
PPL Corp.	105,300	2,975,778
SCANA Corp.	27,300	1,245,153

		9,349,997

Electronics — 2.4%
Agilent Technologies, Inc.	23,150	1,030,406
Jabil Circuit, Inc.	83,800	2,105,056
PerkinElmer, Inc.	25,700	710,862

		3,846,324

Engineering & Construction — 1.2%
KBR, Inc.	53,150	1,889,483

Foods — 3.0%
ConAgra Foods, Inc.	46,800	1,228,968
Corn Products International, Inc.	23,000	1,325,950
The Kroger Co.	25,900	627,557
Smithfield Foods, Inc. (a)	39,775	876,243
The Hain Celestial Group, Inc. (a)	17,325	759,008

		4,817,726

Forest Products & Paper — 1.8%
International Paper Co.	39,000	1,368,900
MeadWestvaco Corp.	49,425	1,561,336

		2,930,236

Gas — 4.6%
AGL Resources, Inc.	31,800	1,247,196
Energen Corp.	44,650	2,194,547
NiSource, Inc.	162,000	3,944,700

		7,386,443

Hand & Machine Tools — 0.3%
Stanley Black & Decker, Inc.	7,075	544,492

Health Care – Products — 1.2%
C.R. Bard, Inc.	12,400	1,224,128
Zimmer Holdings, Inc.	10,200	655,656

		1,879,784

Health Care – Services — 1.6%
Cigna Corp.	13,400	659,950
Health Net, Inc. (a)	32,375	1,285,935

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Quest Diagnostics, Inc.	11,000	$672,650

		2,618,535

Household Products — 0.7%
Avery Dennison Corp.	39,100	1,178,083

Insurance — 6.2%
The Allstate Corp.	57,375	1,888,785
Lincoln National Corp.	111,500	2,939,140
Marsh & McLennan Cos., Inc.	43,975	1,441,940
Mercury General Corp.	28,900	1,264,086
Reinsurance Group of America, Inc. Class A	21,500	1,278,605
Unum Group	49,600	1,214,208

		10,026,764

Internet — 1.5%
Symantec Corp. (a)	26,950	503,965
ValueClick, Inc. (a)	96,750	1,909,845

		2,413,810

Iron & Steel — 1.8%
Nucor Corp.	34,900	1,498,955
Reliance Steel & Aluminum Co.	23,600	1,332,928

		2,831,883

Leisure Time — 0.3%
Harley-Davidson, Inc.	11,050	542,334

Lodging — 0.4%
Wyndham Worldwide Corp.	15,875	738,346

Machinery – Diversified — 1.3%
AGCO Corp. (a)	12,825	605,468
Eaton Corp.	29,750	1,482,443

		2,087,911

Manufacturing — 0.8%
Parker Hannifin Corp.	15,200	1,285,160

Media — 1.0%
CBS Corp. Class B	30,200	1,024,082
Scripps Networks Interactive Class A	11,500	559,935

		1,584,017

Metal Fabricate & Hardware — 1.4%
The Timken Co.	43,450	2,204,653

Mining — 0.8%
Yamana Gold, Inc.	78,200	1,221,484

Office Equipment/Supplies — 0.6%
Xerox Corp.	126,400	1,021,312

Oil & Gas — 2.4%
Chesapeake Energy Corp.	35,600	824,852
Ensco PLC Sponsored ADR (United Kingdom)	12,000	635,160
Murphy Oil Corp.	21,500	1,209,805
Nexen, Inc.	63,900	1,172,565

		3,842,382

	Number of Shares	Value
Oil & Gas Services — 3.5%
HollyFrontier Corp.	56,425	$1,814,064
Oil States International, Inc. (a)	19,375	1,512,412
Superior Energy Services, Inc. (a)	62,600	1,650,136
Tidewater, Inc.	12,200	659,044

		5,635,656

Pharmaceuticals — 2.8%
Cardinal Health, Inc.	47,275	2,038,025
Herbalife Ltd.	24,450	1,682,649
Sirona Dental Systems, Inc. (a)	16,975	874,892

		4,595,566

Pipelines — 0.5%
Spectra Energy Corp.	24,825	783,229

Real Estate Investment Trusts (REITS) — 7.6%
Annaly Capital Management, Inc.	35,500	561,610
BioMed Realty Trust, Inc.	95,200	1,806,896
Brandywine Realty Trust	153,550	1,762,754
CBL & Associates Properties, Inc.	103,075	1,950,179
Duke Realty Corp.	93,000	1,333,620
DuPont Fabros Technology, Inc.	21,800	533,010
Home Properties, Inc.	26,525	1,618,290
Hospitality Properties Trust	47,700	1,262,619
Kilroy Realty Corp.	17,825	830,823
Kimco Realty Corp.	33,200	639,432

		12,299,233

Retail — 8.9%
Big Lots, Inc. (a)	38,500	1,656,270
Brinker International, Inc.	36,550	1,006,952
Express, Inc. (a)	36,925	922,387
Foot Locker, Inc.	73,400	2,279,070
The Gap, Inc.	57,200	1,495,208
Kohl’s Corp.	25,800	1,290,774
Macy’s, Inc.	55,025	2,186,143
Pier 1 Imports, Inc. (a)	74,025	1,345,774
PVH Corp.	9,735	869,628
Signet Jewelers Ltd.	11,150	527,172
Staples, Inc.	42,900	694,122

		14,273,500

Semiconductors — 3.1%
Cirrus Logic, Inc. (a)	35,200	837,760
KLA-Tencor Corp.	24,800	1,349,616
Lam Research Corp. (a)	23,275	1,038,530
Linear Technology Corp.	22,725	765,833
Skyworks Solutions, Inc. (a)	39,175	1,083,189

		5,074,928

Software — 0.9%
CA, Inc.	51,100	1,408,316

Textiles — 0.6%
Cintas Corp.	24,875	973,110

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Toys, Games & Hobbies — 0.9%
Mattel, Inc.	42,800	$1,440,648

Transportation — 1.7%
CSX Corp.	29,500	634,840
Ryder System, Inc.	39,500	2,085,600

		2,720,440

Water — 0.8%
American Water Works Co., Inc.	39,950	1,359,499

TOTAL COMMON STOCK (Cost $138,255,686)		157,942,955

TOTAL EQUITIES (Cost $138,255,686)		157,942,955

TOTAL LONG-TERM INVESTMENTS (Cost $138,255,686)		157,942,955

	Principal Amount
SHORT-TERM INVESTMENTS — 2.3%
Repurchase Agreement — 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$3,691,425	3,691,425

TOTAL SHORT-TERM INVESTMENTS (Cost $3,691,425)		3,691,425

TOTAL INVESTMENTS — 100.4% (Cost $141,947,111) (c)		161,634,380

Other Assets/(Liabilities) — (0.4)%		(703,373)

NET ASSETS — 100.0%		$160,931,007

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,691,428. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 5/15/39 – 11/15/40, and an aggregate market value, including accrued interest, of $3,769,392.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.8%

COMMON STOCK — 94.8%
Apparel — 0.9%
Ascena Retail Group, Inc. (a)	23,600	$1,045,952

Auto Manufacturers — 1.4%
Oshkosh Corp. (a)	70,100	1,624,217

Automotive & Parts — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	136,600	1,599,586

Banks — 8.0%
BBCN Bancorp, Inc. (a)	73,154	814,204
First Midwest Bancorp, Inc.	69,100	827,818
Hancock Holding Co.	17,200	610,772
International Bancshares Corp.	54,500	1,152,675
MB Financial, Inc.	29,200	612,908
Northwest Bancshares, Inc.	77,400	982,980
Prosperity Bancshares, Inc.	39,000	1,786,200
Synovus Financial Corp.	734,400	1,505,520
Webster Financial Corp.	45,200	1,024,684
Westamerica Bancorp.	5,900	283,200

		9,600,961

Biotechnology — 1.2%
Charles River Laboratories International, Inc. (a)	40,500	1,461,645

Building Materials — 3.5%
Comfort Systems USA, Inc.	70,000	763,700
Gibraltar Industries, Inc. (a)	64,906	983,326
Simpson Manufacturing Co., Inc.	41,200	1,328,700
Trex Co., Inc. (a)	33,800	1,084,304

		4,160,030

Chemicals — 1.2%
PolyOne Corp.	103,100	1,484,640

Commercial Services — 4.5%
Aaron’s, Inc.	26,050	674,695
Arbitron, Inc.	33,500	1,238,830
Corrections Corporation of America (a)	21,200	578,972
Korn/Ferry International (a)	65,900	1,103,825
MAXIMUS, Inc.	28,600	1,163,162
Towers Watson & Co. Class A	10,100	667,307

		5,426,791

Computers — 3.8%
Diebold, Inc.	27,200	1,047,744
Mentor Graphics Corp. (a)	130,700	1,942,202
Mercury Computer Systems, Inc. (a)	44,400	588,300
MTS Systems Corp.	17,800	945,002

		4,523,248

	Number of Shares	Value
Distribution & Wholesale — 1.0%
United Stationers, Inc.	38,400	$1,191,552

Diversified Financial — 1.3%
Duff & Phelps Corp. Class A	27,100	421,134
Janus Capital Group, Inc.	126,800	1,129,788

		1,550,922

Electric — 1.1%
Unisource Energy Corp.	19,900	727,743
Westar Energy, Inc.	21,500	600,495

		1,328,238

Electrical Components & Equipment — 2.6%
Belden, Inc.	46,300	1,755,233
Littelfuse, Inc.	21,900	1,373,130

		3,128,363

Electronics — 5.9%
Coherent, Inc. (a)	10,200	594,966
Faro Technologies, Inc. (a)	18,200	1,061,606
Gentex Corp.	41,200	1,009,400
Park Electrochemical Corp.	35,800	1,082,234
Plexus Corp. (a)	47,200	1,651,528
Vishay Intertechnology, Inc. (a)	133,000	1,617,280

		7,017,014

Engineering & Construction — 0.9%
Aegion Corp. (a)	63,000	1,123,290

Foods — 1.0%
Post Holdings, Inc. (a)	11,800	388,574
Ralcorp Holdings, Inc. (a)	10,200	755,718

		1,144,292

Forest Products & Paper — 0.7%
Deltic Timber Corp.	13,100	829,099

Gas — 1.7%
Atmos Energy Corp.	19,700	619,762
New Jersey Resources Corp.	7,300	325,361
UGI Corp.	26,200	713,950
WGL Holdings, Inc.	9,600	390,720

		2,049,793

Hand & Machine Tools — 1.1%
Regal-Beloit Corp.	20,500	1,343,775

Health Care – Products — 1.2%
Haemonetics Corp. (a)	6,000	418,080
PSS World Medical, Inc. (a)	21,000	532,140
Steris Corp.	16,600	524,892

		1,475,112

Health Care – Services — 3.4%
AmSurg Corp. (a)	34,500	965,310
HEALTHSOUTH Corp. (a)	83,000	1,699,840

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ICON PLC Sponsored ADR (Ireland) (a)	65,700	$1,394,154

		4,059,304

Home Furnishing — 1.2%
Whirlpool Corp.	18,600	1,429,596

Household Products — 0.8%
Acco Brands Corp. (a)	77,200	958,052

Insurance — 5.1%
Alleghany Corp. (a)	3,148	1,036,007
Assured Guaranty Ltd.	32,200	531,944
Platinum Underwriters Holdings Ltd.	20,400	744,600
Primerica, Inc.	33,200	836,972
ProAssurance Corp.	11,200	986,832
Reinsurance Group of America, Inc. Class A	20,700	1,231,029
White Mountains Insurance Group Ltd.	1,450	727,494

		6,094,878

Internet — 0.6%
Websense, Inc. (a)	33,100	698,079

Investment Companies — 0.8%
Ares Capital Corp.	55,900	913,965

Leisure Time — 1.2%
Brunswick Corp.	56,200	1,447,150

Lodging — 0.5%
Choice Hotels International, Inc.	16,900	631,046

Machinery – Construction & Mining — 1.6%
Terex Corp. (a)	86,000	1,935,000

Machinery – Diversified — 3.5%
Albany International Corp. Class A	41,600	954,720
Cognex Corp.	36,100	1,529,196
Flowserve Corp.	8,500	981,835
Zebra Technologies Corp. Class A (a)	18,200	749,476

		4,215,227

Manufacturing — 4.8%
Acuity Brands, Inc.	9,200	578,036
AptarGroup, Inc.	13,600	744,872
Carlisle Cos., Inc.	42,900	2,141,568
ESCO Technologies, Inc.	28,700	1,055,299
Koppers Holdings, Inc.	14,500	559,120
Matthews International Corp. Class A	21,600	683,424
Myers Industries, Inc.	1,100	16,225

		5,778,544

Media — 0.5%
John Wiley & Sons, Inc. Class A	13,100	623,429

Metal Fabricate & Hardware — 1.1%
Mueller Industries, Inc.	29,500	1,340,775

	Number of Shares	Value
Office Furnishings — 1.0%
Herman Miller, Inc.	50,400	$1,157,184

Oil & Gas — 2.4%
Berry Petroleum Co. Class A	20,800	980,304
GeoResources, Inc. (a)	19,000	622,060
Penn Virginia Corp.	37,100	168,805
Plains Exploration & Production Co. (a)	12,000	511,800
Whiting Petroleum Corp. (a)	10,100	548,430

		2,831,399

Oil & Gas Services — 0.6%
SEACOR Holdings, Inc. (a)	7,700	737,506

Packaging & Containers — 0.4%
Greif, Inc. Class A	9,000	503,280

Real Estate Investment Trusts (REITS) — 1.0%
DiamondRock Hospitality Co.	60,934	627,011
Mack-Cali Realty Corp.	18,300	527,406

		1,154,417

Retail — 7.6%
Cabela’s, Inc. (a)	54,600	2,082,990
Casey’s General Stores, Inc.	17,100	948,366
The Cato Corp. Class A	46,400	1,282,496
CEC Entertainment, Inc.	18,021	683,176
Fred’s, Inc. Class A	59,900	875,139
The Men’s Wearhouse, Inc.	45,500	1,764,035
Sonic Corp. (a)	47,500	364,800
Stage Stores, Inc.	69,300	1,125,432

		9,126,434

Savings & Loans — 0.5%
First Niagara Financial Group, Inc.	54,860	539,822

Semiconductors — 2.5%
Brooks Automation, Inc.	133,700	1,648,521
Maxim Integrated Products, Inc.	46,900	1,340,871

		2,989,392

Software — 1.4%
Fiserv, Inc. (a)	24,600	1,706,994

Storage & Warehousing — 1.2%
Mobile Mini, Inc. (a)	68,700	1,450,944

Textiles — 0.6%
G&K Services, Inc. Class A	21,100	721,620

Toys, Games & Hobbies — 1.4%
Mattel, Inc.	48,800	1,642,608

Transportation — 4.0%
Alexander & Baldwin, Inc.	4,100	198,645
Atlas Air Worldwide Holdings, Inc. (a)	8,600	423,206
Bristow Group, Inc.	12,200	582,306
Forward Air Corp.	44,700	1,639,149

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Genesee & Wyoming, Inc. Class A (a)	19,200	$1,047,936
Kirby Corp. (a)	13,600	894,744

		4,785,986

Trucking & Leasing — 0.8%
GATX Corp.	25,100	1,011,530

TOTAL COMMON STOCK (Cost $91,440,731)		113,592,681

TOTAL EQUITIES (Cost $91,440,731)		113,592,681

TOTAL LONG-TERM INVESTMENTS (Cost $91,440,731)		113,592,681

	Principal Amount
SHORT-TERM INVESTMENTS — 5.7%
Repurchase Agreement — 5.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$6,835,673	6,835,673

TOTAL SHORT-TERM INVESTMENTS (Cost $6,835,673)		6,835,673

TOTAL INVESTMENTS — 100.5% (Cost $98,276,404) (c)		120,428,354

Other Assets/(Liabilities) — (0.5)%		(604,499)

NET ASSETS — 100.0%		$119,823,855

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $6,835,679. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 9/25/39 – 11/15/40, and an aggregate market value, including accrued interest, of $6,978,949.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.0%
Aerospace & Defense — 1.7%
AAR Corp.	21,500	$392,375
Curtiss-Wright Corp.	47,985	1,775,925
Ducommun, Inc. (a)	40,190	478,261
Esterline Technologies Corp. (a)	13,035	931,481
Kaman Corp.	43,900	1,490,405
Kratos Defense & Security Solutions, Inc. (a)	211,680	1,130,371
Moog, Inc. Class A (a)	16,148	692,588
Orbital Sciences Corp. (a)	80,000	1,052,000
Teledyne Technologies, Inc. (a)	11,400	718,770

		8,662,176

Agriculture — 0.3%
Alliance One International, Inc. (a)	384,240	1,448,585

Airlines — 1.1%
Alaska Air Group, Inc. (a)	91,000	3,259,620
JetBlue Airways Corp. (a)	222,905	1,090,005
US Airways Group, Inc. (a)	154,205	1,170,416

		5,520,041

Apparel — 0.9%
Crocs, Inc. (a)	125,440	2,624,205
The Jones Group, Inc.	112,025	1,407,034
K-Swiss, Inc. Class A (a)	193,965	795,256

		4,826,495

Auto Manufacturers — 0.3%
Navistar International Corp. (a)	34,500	1,395,525

Automotive & Parts — 0.6%
Cooper Tire & Rubber Co.	105,095	1,599,546
Spartan Motors, Inc.	104,830	554,551
Titan International, Inc.	37,885	895,980

		3,050,077

Banks — 7.3%
City Holding Co.	31,785	1,103,575
Columbia Banking System, Inc.	44,700	1,018,266
East West Bancorp, Inc.	162,995	3,763,555
F.N.B. Corp.	99,655	1,203,832
First Commonwealth Financial Corp.	211,880	1,296,706
FirstMerit Corp.	56,187	947,313
Glacier Bancorp, Inc.	122,000	1,822,680
Home Bancshares, Inc.	79,100	2,104,851
IBERIABANK Corp.	13,835	739,757
Independent Bank Corp.	47,815	1,373,725
National Penn Bancshares, Inc.	108,235	957,880
Northwest Bancshares, Inc.	80,275	1,019,493
Old National Bancorp	161,485	2,121,913
Sandy Spring Bancorp, Inc.	38,800	704,996
Signature Bank (a)	32,700	2,061,408

	Number of Shares	Value
Susquehanna Bancshares, Inc.	202,425	$1,999,959
SVB Financial Group (a)	63,800	4,104,892
Synovus Financial Corp.	513,550	1,052,778
Trustmark Corp.	83,703	2,090,901
Umpqua Holdings Corp.	52,075	706,137
United Bankshares, Inc.	19,800	571,428
Webster Financial Corp.	60,650	1,374,935
Wintrust Financial Corp.	95,250	3,408,997

		37,549,977

Biotechnology — 0.2%
Exelixis, Inc. (a)	118,200	612,276
Momenta Pharmaceuticals, Inc. (a)	13,200	202,224

		814,500

Building Materials — 1.7%
Comfort Systems USA, Inc.	81,800	892,438
Drew Industries, Inc. (a)	83,500	2,280,385
Gibraltar Industries, Inc. (a)	105,500	1,598,325
Interline Brands, Inc. (a)	49,810	1,076,394
Quanex Building Products Corp.	63,500	1,119,505
Texas Industries, Inc.	10,900	381,609
Universal Forest Products, Inc.	44,700	1,541,256

		8,889,912

Chemicals — 2.0%
American Vanguard Corp.	83,100	1,802,439
Huntsman Corp.	89,125	1,248,641
Innospec, Inc. (a)	97,000	2,946,860
Minerals Technologies, Inc.	36,570	2,392,044
OM Group, Inc. (a)	24,330	669,318
The Valspar Corp.	23,800	1,149,302

		10,208,604

Coal — 0.2%
Cloud Peak Energy, Inc. (a)	65,000	1,035,450

Commercial Services — 4.4%
Aaron’s, Inc.	238,450	6,175,855
Deluxe Corp.	53,800	1,259,996
Electro Rent Corp.	123,100	2,266,271
Exponent, Inc. (a)	17,970	871,904
FTI Consulting, Inc. (a)	24,700	926,744
Global Payments, Inc. (b)	20,700	982,629
Landauer, Inc.	21,400	1,134,628
McGrath Rentcorp	105,600	3,390,816
Navigant Consulting, Inc. (a)	110,200	1,532,882
On Assignment, Inc. (a)	91,800	1,603,746
PHH Corp. (a)	41,190	637,209
Rent-A-Center, Inc.	19,630	741,033
Service Corp. International	87,210	981,985
Startek, Inc. (a)	11,136	24,388

		22,530,086

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Computers — 0.8%
j2 Global, Inc.	39,215	$1,124,686
LivePerson, Inc. (a)	58,675	983,980
MTS Systems Corp.	22,010	1,168,511
Xyratex Ltd.	60,600	964,146

		4,241,323

Distribution & Wholesale — 2.1%
Beacon Roofing Supply, Inc. (a)	175,900	4,531,184
Owens & Minor, Inc.	126,400	3,843,824
Pool Corp.	68,300	2,555,786

		10,930,794

Diversified Financial — 2.8%
Eaton Vance Corp.	24,727	706,698
GFI Group, Inc.	224,000	842,240
Jefferies Group, Inc.	44,400	836,496
JMP Group, Inc.	62,300	459,774
KBW, Inc.	43,700	808,450
Knight Capital Group, Inc. Class A (a)	78,335	1,008,171
Lazard Ltd. Class A	34,335	980,608
Ocwen Financial Corp. (a)	180,050	2,814,181
Piper Jaffray Cos., Inc. (a)	24,300	646,866
Raymond James Financial, Inc.	31,603	1,154,458
Stifel Financial Corp. (a)	108,000	4,086,720

		14,344,662

Electric — 3.2%
Black Hills Corp.	34,200	1,146,726
Cleco Corp.	150,650	5,973,273
El Paso Electric Co.	100,870	3,277,266
IDACORP, Inc.	59,960	2,465,555
NorthWestern Corp.	43,200	1,531,872
PNM Resources, Inc.	45,300	828,990
Portland General Electric Co.	46,590	1,163,818

		16,387,500

Electrical Components & Equipment — 1.6%
Advanced Energy Industries, Inc. (a)	99,200	1,301,504
Belden, Inc.	61,700	2,339,047
EnerSys (a)	29,100	1,008,315
General Cable Corp. (a)	31,600	918,928
Littelfuse, Inc.	46,000	2,884,200

		8,451,994

Electronics — 2.3%
Analogic Corp.	21,700	1,465,618
Checkpoint Systems, Inc. (a)	29,498	332,737
CTS Corp.	51,515	541,938
Cymer, Inc. (a)	40,900	2,045,000
Electro Scientific Industries, Inc.	54,900	824,049
Itron, Inc. (a)	18,500	840,085
Methode Electronics, Inc.	48,000	445,440
Multi-Fineline Electronix, Inc. (a)	28,430	780,404

	Number of Shares	Value
Newport Corp. (a)	78,000	$1,382,160
Woodward, Inc.	70,600	3,023,798

		11,681,229

Engineering & Construction — 1.0%
Aegion Corp. (a)	165,755	2,955,412
Foster Wheeler AG (a)	56,925	1,295,613
URS Corp.	16,300	693,076

		4,944,101

Entertainment — 1.0%
Ascent Media Corp. Series A (a)	29,500	1,395,055
Cinemark Holdings, Inc.	65,750	1,443,212
Regal Entertainment Group Class A	165,450	2,250,120

		5,088,387

Environmental Controls — 0.8%
Mine Safety Appliances Co.	39,800	1,634,984
Waste Connections, Inc.	80,250	2,610,532

		4,245,516

Foods — 1.0%
Nash Finch Co.	46,000	1,307,320
Sanderson Farms, Inc.	12,945	686,474
Spartan Stores, Inc.	45,985	833,248
TreeHouse Foods, Inc. (a)	26,120	1,554,140
United Natural Foods, Inc. (a)	20,100	937,866

		5,319,048

Forest Products & Paper — 1.6%
Clearwater Paper Corp. (a)	56,200	1,866,402
Deltic Timber Corp.	36,600	2,316,414
Potlatch Corp.	103,550	3,245,257
Wausau Paper Corp.	112,000	1,050,560

		8,478,633

Gas — 0.9%
South Jersey Industries, Inc.	16,497	825,510
Southwest Gas Corp.	48,700	2,081,438
Vectren Corp.	34,000	988,040
WGL Holdings, Inc.	20,884	849,979

		4,744,967

Hand & Machine Tools — 0.5%
Franklin Electric Co., Inc.	35,700	1,751,799
Snap-on, Inc.	14,000	853,580

		2,605,379

Health Care – Products — 1.3%
Alere, Inc. (a)	29,250	760,793
AngioDynamics, Inc. (a)	18,200	222,950
Cantel Medical Corp.	20,100	504,309
Meridian Bioscience, Inc.	36,645	710,180
Merit Medical Systems, Inc. (a)	32,501	403,662
PSS World Medical, Inc. (a)	37,600	952,784
Quidel Corp. (a)	65,700	1,206,909
West Pharmaceutical Services, Inc.	51,600	2,194,548

		6,956,135

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 2.0%
Amedisys, Inc. (a)	22,100	$319,566
AMERIGROUP Corp. (a)	20,900	1,406,152
Covance, Inc. (a)	22,455	1,069,532
Coventry Health Care, Inc.	33,085	1,176,833
HEALTHSOUTH Corp. (a)	40,065	820,531
Healthways, Inc. (a)	24,530	180,541
Magellan Health Services, Inc. (a)	21,225	1,035,992
MEDNAX, Inc. (a)	13,399	996,484
National Healthcare Corp.	38,700	1,763,172
Triple-S Management Corp. Class B (a)	57,300	1,323,630

		10,092,433

Home Builders — 1.1%
M/I Homes, Inc. (a)	47,400	585,864
Meritage Home Corp. (a)	94,900	2,567,994
PulteGroup, Inc. (a)	185,875	1,644,994
Winnebago Industries, Inc. (a)	103,700	1,016,260

		5,815,112

Home Furnishing — 0.5%
Ethan Allen Interiors, Inc.	32,700	827,964
La-Z-Boy, Inc. (a)	90,580	1,355,077
Stanley Furniture Co., Inc. (a)	66,800	319,972

		2,503,013

Household Products — 0.8%
Avery Dennison Corp.	44,875	1,352,084
CSS Industries, Inc.	53,100	1,033,326
Helen of Troy Ltd. (a)	27,300	928,473
The Scotts Miracle-Gro Co. Class A	15,600	844,896

		4,158,779

Insurance — 6.2%
Alterra Capital Holdings Ltd.	169,245	3,889,250
Argo Group International Holdings Ltd.	72,498	2,165,515
CNO Financial Group, Inc. (a)	180,515	1,404,407
Delphi Financial Group, Inc. Class A	25,077	1,122,697
Employers Holdings, Inc.	66,130	1,171,162
First American Financial Corp.	126,800	2,108,684
The Hanover Insurance Group, Inc.	31,875	1,310,700
Maiden Holdings Ltd.	131,625	1,184,625
Markel Corp. (a)	3,900	1,750,866
Meadowbrook Insurance Group, Inc.	52,700	491,691
MGIC Investment Corp. (a)	148,265	735,394
National Interstate Corp.	76,700	1,961,986
Platinum Underwriters Holdings Ltd.	18,520	675,980
ProAssurance Corp.	86,505	7,621,956
Protective Life Corp.	31,300	927,106
Radian Group, Inc.	110,000	478,500
Reinsurance Group of America, Inc. Class A	17,100	1,016,937
State Auto Financial Corp. Class A	17,200	251,292

	Number of Shares	Value
Symetra Financial Corp.	124,275	$1,432,891
United Fire Group, Inc.	16,000	286,240

		31,987,879

Internet — 0.6%
Digital River, Inc. (a)	32,000	598,720
Safeguard Scientifics, Inc. (a)	49,500	851,400
Websense, Inc. (a)	72,700	1,533,243

		2,983,363

Investment Companies — 0.3%
American Capital Ltd. (a)	106,650	924,655
Ares Capital Corp.	46,500	760,275

		1,684,930

Iron & Steel — 0.8%
Carpenter Technology Corp.	51,900	2,710,737
Schnitzer Steel Industries, Inc. Class A	33,000	1,316,535

		4,027,272

Leisure Time — 0.4%
Brunswick Corp.	37,500	965,625
LIFE TIME FITNESS, Inc. (a)	21,000	1,061,970

		2,027,595

Lodging — 0.3%
Orient-Express Hotels Ltd. (a)	166,400	1,697,280

Machinery – Construction & Mining — 0.2%
Astec Industries, Inc. (a)	29,600	1,079,808

Machinery – Diversified — 3.0%
Altra Holdings, Inc. (a)	73,285	1,407,072
Briggs & Stratton Corp.	73,240	1,313,193
Cascade Corp.	27,000	1,353,240
Cognex Corp.	23,800	1,008,168
IDEX Corp.	63,300	2,666,829
Nordson Corp.	85,600	4,666,056
Robbins & Myers, Inc.	63,800	3,320,790

		15,735,348

Manufacturing — 3.5%
AptarGroup, Inc.	73,100	4,003,687
Barnes Group, Inc.	62,505	1,644,507
Ceradyne, Inc.	48,650	1,584,044
EnPro Industries, Inc. (a)	27,480	1,129,428
ESCO Technologies, Inc.	1,000	36,770
FreightCar America, Inc.	10	225
Harsco Corp.	21,600	506,736
Hexcel Corp. (a)	43,300	1,039,633
Matthews International Corp. Class A	68,400	2,164,176
Myers Industries, Inc.	239,030	3,525,692
Proto Labs, Inc. (a)	15,700	535,213
Teleflex, Inc.	9,850	602,328
Tredegar Corp.	54,475	1,067,165

		17,839,604

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media — 0.8%
The Dolan Co. (a)	98,000	$892,780
The New York Times Co. Class A (a)	89,615	608,486
Saga Communications, Inc. Class A (a)	28,200	1,009,560
World Wrestling Entertainment, Inc. Class A	168,870	1,497,877

		4,008,703

Metal Fabricate & Hardware — 0.9%
A.M. Castle & Co. (a)	94,875	1,200,169
Ampco-Pittsburgh Corp.	44,085	887,431
Circor International, Inc.	39,700	1,320,819
The Timken Co.	24,000	1,217,760

		4,626,179

Mining — 2.2%
AMCOL International Corp.	77,200	2,276,628
Franco-Nevada Corp.	50,000	2,149,982
Globe Specialty Metals, Inc.	70,085	1,042,164
Hecla Mining Co.	195,435	902,910
Horsehead Holding Corp. (a)	85,255	971,054
North American Palladium Ltd. (a)	432,340	1,132,731
Royal Gold, Inc.	34,200	2,230,524
Stillwater Mining Co. (a)	72,250	913,240

		11,619,233

Oil & Gas — 3.6%
Atwood Oceanics, Inc. (a)	29,500	1,324,255
Berry Petroleum Co. Class A	22,800	1,074,564
Contango Oil & Gas Co. (a)	14,285	841,529
Energy XXI (Bermuda) Ltd. (a)	60,250	2,175,627
Forest Oil Corp. (a)	48,500	587,820
Hercules Offshore, Inc. (a)	248,875	1,177,179
Kodiak Oil & Gas Corp. (a)	176,925	1,762,173
Lone Pine Resources, Inc. (a)	29,399	191,094
Northern Oil and Gas, Inc. (a)	96,100	1,993,114
Oasis Petroleum, Inc. (a)	92,300	2,845,609
Pacific Drilling SA (a)	72,975	738,507
Penn Virginia Corp.	73,900	336,245
Questar Corp.	86,625	1,668,398
Swift Energy Co. (a)	56,900	1,651,807

		18,367,921

Oil & Gas Services — 2.0%
CARBO Ceramics, Inc.	18,400	1,940,280
Core Laboratories NV	12,800	1,684,096
Hornbeck Offshore Services, Inc. (a)	49,120	2,064,513
Lufkin Industries, Inc.	16,232	1,309,111
Oil States International, Inc. (a)	21,445	1,673,997
TETRA Technologies, Inc. (a)	137,200	1,292,424
Union Drilling, Inc. (a)	44,800	249,088

		10,213,509

	Number of Shares	Value
Pharmaceuticals — 1.1%
Alkermes Plc (a)	61,830	$1,146,946
BioMarin Pharmaceutical, Inc. (a)	20,295	695,104
MAP Pharmaceuticals, Inc. (a)	41,550	596,658
Medicis Pharmaceutical Corp. Class A	28,835	1,083,908
Par Pharmaceutical Cos., Inc. (a)	15,660	606,512
Targacept, Inc. (a)	70,825	362,624
ViroPharma, Inc. (a)	42,680	1,283,387

		5,775,139

Pipelines — 0.4%
ONEOK, Inc.	14,400	1,175,904
SemGroup Corp. Class A (a)	30,060	875,948

		2,051,852

Real Estate Investment Trusts (REITS) — 7.2%
Acadia Realty Trust	80,000	1,803,200
American Campus Communities, Inc.	19,665	879,419
CBL & Associates Properties, Inc.	183,700	3,475,604
Cedar Realty Trust, Inc.	142,900	731,648
First Potomac Realty Trust	263,050	3,180,274
Hersha Hospitality Trust	109,075	595,550
Kilroy Realty Corp.	72,300	3,369,903
LaSalle Hotel Properties	88,000	2,476,320
Lexington Realty Trust	252,660	2,271,413
LTC Properties, Inc.	63,440	2,030,080
Medical Properties Trust, Inc.	66,700	618,976
MFA Financial, Inc.	274,160	2,047,975
National Retail Properties, Inc.	64,385	1,750,628
Pebblebrook Hotel Trust	140,190	3,165,490
Saul Centers, Inc.	20,900	843,524
Starwood Property Trust, Inc.	82,735	1,739,090
Strategic Hotels & Resorts, Inc. (a)	149,950	986,671
Sun Communities, Inc.	47,640	2,064,241
Sunstone Hotel Investors, Inc. (a)	89,240	869,198
Washington Real Estate Investment Trust	68,000	2,019,600

		36,918,804

Retail — 4.1%
American Eagle Outfitters, Inc.	82,550	1,419,034
Bebe Stores, Inc.	138,085	1,274,525
Brown Shoe Co., Inc.	97,435	899,325
Cash America International, Inc.	36,116	1,731,040
The Finish Line, Inc. Class A	70,055	1,486,567
Fred’s, Inc. Class A	80,100	1,170,261
Haverty Furniture Cos., Inc.	96,500	1,071,150
Hot Topic, Inc.	137,885	1,399,533
Insight Enterprises, Inc. (a)	78,540	1,722,382
MarineMax, Inc. (a)	87,100	716,833
The Men’s Wearhouse, Inc.	66,000	2,558,820
The Pantry, Inc. (a)	121,955	1,586,635
PVH Corp.	17,600	1,572,208

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RadioShack Corp.	112,085	$697,169
Stein Mart, Inc. (a)	155,900	1,028,940
The Wet Seal, Inc. Class A (a)	254,110	876,679

		21,211,101

Savings & Loans — 1.0%
Astoria Financial Corp.	44,650	440,249
Brookline Bancorp, Inc.	148,915	1,395,334
Flushing Financial Corp.	102,225	1,375,948
Washington Federal, Inc.	105,840	1,780,229

		4,991,760

Semiconductors — 2.4%
ATMI, Inc. (a)	46,000	1,071,800
Brooks Automation, Inc.	91,800	1,131,894
Cabot Microelectronics Corp.	37,595	1,461,694
Cirrus Logic, Inc. (a)	48,825	1,162,035
Fairchild Semiconductor International, Inc. (a)	101,115	1,486,390
International Rectifier Corp. (a)	39,000	899,730
Intersil Corp. Class A	95,420	1,068,704
Teradyne, Inc. (a)	115,900	1,957,551
Tessera Technologies, Inc. (a)	81,245	1,401,476
TriQuint Semiconductor, Inc. (a)	115,960	799,544

		12,440,818

Software — 1.5%
Accelrys, Inc. (a)	69,000	550,620
CSG Systems International, Inc. (a)	33,820	512,035
Progress Software Corp. (a)	104,550	2,469,471
SYNNEX Corp. (a)	58,300	2,223,562
Take-Two Interactive Software, Inc. (a)	75,760	1,165,568
Verint Systems, Inc. (a)	28,480	922,467

		7,843,723

Telecommunications — 2.5%
Anixter International, Inc. (a)	15,850	1,149,600
Arris Group, Inc. (a)	80,200	906,260
Black Box Corp.	38,495	982,007
Finisar Corp. (a)	74,544	1,502,062
Ixia (a)	134,500	1,679,905
Mastec, Inc. (a)	83,775	1,515,490
Premiere Global Services, Inc. (a)	139,000	1,256,560
RF Micro Devices, Inc. (a)	133,775	666,200
SBA Communications Corp. Class A (a)	16,100	818,041
Sonus Networks, Inc. (a)	321,900	933,510
Symmetricom, Inc. (a)	77,960	449,829
ViaSat, Inc. (a)	25,995	1,253,219

		13,112,683

Textiles — 0.5%
Culp, Inc. (a)	54,400	597,312
G&K Services, Inc. Class A	57,000	1,949,400

		2,546,712

	Number of Shares	Value
Toys, Games & Hobbies — 0.2%
JAKKS Pacific, Inc.	48,085	$839,083

Transportation — 5.3%
Bristow Group, Inc.	22,800	1,088,244
Con-way, Inc.	39,025	1,272,605
Genesee & Wyoming, Inc. Class A (a)	77,000	4,202,660
GulfMark Offshore, Inc. Class A (a)	24,575	1,129,467
Hub Group, Inc. Class A (a)	43,260	1,558,658
Kirby Corp. (a)	76,000	5,000,040
Landstar System, Inc.	109,700	6,331,884
Overseas Shipholding Group, Inc.	44,400	560,772
Pacer International, Inc. (a)	145,350	918,612
RailAmerica, Inc. (a)	67,760	1,454,129
Swift Transportation Co. (a)	149,620	1,726,615
Teekay Tankers Ltd. Class A	99,700	605,179
UTI Worldwide, Inc.	102,500	1,766,075

		27,614,940

TOTAL COMMON STOCK (Cost $423,700,601)		500,165,672

CONVERTIBLE PREFERRED STOCK — 0.6%
Banks — 0.4%
East West Bancorp, Inc., Series A 8.000%	1,183	1,934,205

Insurance — 0.2%
Assured Guaranty Ltd. 8.500%	18,300	1,171,584

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $2,099,531)		3,105,789

TOTAL EQUITIES (Cost $425,800,132)		503,271,461

MUTUAL FUNDS — 0.4%
Diversified Financial — 0.4%
iShares Russell 2000 Value Index Fund	26,700	1,948,299
T. Rowe Price Reserve Investment Fund	179,567	179,567
T. Rowe Price Reserve Investment Fund	67	67

		2,127,933

TOTAL MUTUAL FUNDS (Cost $1,952,602)		2,127,933

TOTAL LONG-TERM INVESTMENTS (Cost $427,752,734)		505,399,394

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (c)	$12,885,090	$12,885,090

TOTAL SHORT-TERM INVESTMENTS (Cost $12,885,090)		12,885,090

TOTAL INVESTMENTS — 100.5% (Cost $440,637,824) (d)		518,284,484

Other Assets/(Liabilities) — (0.5)%		(2,406,331)

NET ASSETS — 100.0%		$515,878,153

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $12,885,101. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 5/15/39 –11/15/40, and an aggregate market value, including accrued interest, of $13,148,459.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.7%

COMMON STOCK — 95.1%
Advertising — 0.5%
Lamar Advertising Co. Class A (a)	278,000	$9,009,980

Aerospace & Defense — 1.8%
BE Aerospace, Inc. (a)	146,100	6,789,267
Goodrich Corp.	80,000	10,035,200
Rockwell Collins, Inc.	126,000	7,252,560
Spirit AeroSystems Holdings, Inc. Class A (a)	269,000	6,579,740

		30,656,767

Airlines — 0.1%
Alaska Air Group, Inc. (a)	57,800	2,070,396

Apparel — 0.4%
Deckers Outdoor Corp. (a)	67,000	4,224,350
Steven Madden Ltd. (a)	45,600	1,949,400

		6,173,750

Auto Manufacturers — 0.1%
Tesla Motors, Inc. (a)	41,000	1,526,840

Automotive & Parts — 0.8%
Allison Transmission Holdings, Inc. (a)	101,500	2,423,820
WABCO Holdings, Inc. (a)	174,000	10,523,520

		12,947,340

Banks — 0.5%
Hancock Holding Co.	61,100	2,169,661
TCF Financial Corp.	566,000	6,729,740

		8,899,401

Beverages — 0.4%
Green Mountain Coffee Roasters, Inc. (a)	51,900	2,430,996
Monster Beverage Corp. (a)	56,100	3,483,249

		5,914,245

Biotechnology — 1.9%
Alexion Pharmaceuticals, Inc. (a)	120,000	11,143,200
ARIAD Pharmaceuticals, Inc. (a)	128,000	2,041,600
Human Genome Sciences, Inc. (a)	537,200	4,426,528
Regeneron Pharmaceuticals, Inc. (a)	121,000	14,111,020

		31,722,348

Chemicals — 1.6%
Celanese Corp. Series A	35,000	1,616,300
CF Industries Holdings, Inc.	18,820	3,437,473
FMC Corp.	84,600	8,955,756
Rockwood Holdings, Inc. (a)	175,000	9,126,250
The Sherwin-Williams Co.	31,560	3,429,625

		26,565,404

	Number of Shares	Value
Coal — 0.7%
CONSOL Energy, Inc.	359,000	$12,241,900

Commercial Services — 7.7%
Alliance Data Systems Corp. (a)	71,600	9,018,736
Gartner, Inc. (a)	492,600	21,004,464
Global Payments, Inc. (c)	350,000	16,614,500
Hertz Global Holdings, Inc. (a)	728,000	10,949,120
Manpower, Inc.	319,000	15,111,030
Moody’s Corp.	106,600	4,487,860
Quanta Services, Inc. (a)	871,700	18,218,530
Robert Half International, Inc.	110,000	3,333,000
Total System Services, Inc.	222,300	5,128,461
Vantiv, Inc. (a)	202,000	3,965,260
Verisk Analytics, Inc. Class A (a)	263,200	12,362,504
Weight Watchers International, Inc. (a)	57,634	4,448,768
Western Union Co.	218,000	3,836,800

		128,479,033

Computers — 2.6%
IHS, Inc. Class A (a)	227,000	21,258,550
MICROS Systems, Inc. (a)	290,200	16,045,158
NetApp, Inc. (a)	64,900	2,905,573
Teradata Corp. (a)	45,300	3,087,195

		43,296,476

Distribution & Wholesale — 1.8%
Fastenal Co.	302,000	16,338,200
LKQ Corp. (a)	268,000	8,353,560
WESCO International, Inc. (a)	83,400	5,446,854

		30,138,614

Diversified Financial — 3.0%
Air Lease Corp. (a)	282,000	6,787,740
CBOE Holdings, Inc.	266,000	7,559,720
The Charles Schwab Corp.	403,000	5,791,110
IntercontinentalExchange, Inc. (a)	40,000	5,496,800
Raymond James Financial, Inc.	235,800	8,613,774
T. Rowe Price Group, Inc.	68,570	4,477,621
TD Ameritrade Holding Corp.	588,000	11,607,120

		50,333,885

Electric — 1.0%
Calpine Corp. (a)	1,008,000	17,347,680

Electrical Components & Equipment — 2.8%
AMETEK, Inc.	672,900	32,642,379
The Babcock & Wilcox Co. (a)	526,000	13,544,500

		46,186,879

Electronics — 2.1%
Dolby Laboratories, Inc. Class A (a)	16,000	608,960
FLIR Systems, Inc.	163,000	4,125,530
Gentex Corp.	233,000	5,708,500
Jabil Circuit, Inc.	137,100	3,443,952

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sensata Technologies Holding NV (a)	55,500	$1,858,140
Trimble Navigation Ltd. (a)	336,000	18,285,120

		34,030,202

Engineering & Construction — 1.1%
Chicago Bridge & Iron Co. NV	95,300	4,116,007
McDermott International, Inc. (a)	1,136,400	14,557,284

		18,673,291

Environmental Controls — 0.5%
Waste Connections, Inc.	249,300	8,109,729

Foods — 0.4%
Whole Foods Market, Inc.	71,000	5,907,200

Health Care – Products — 4.7%
Bruker Corp. (a)	501,000	7,670,310
C.R. Bard, Inc.	133,000	13,129,760
CareFusion Corp. (a)	437,000	11,331,410
The Cooper Cos., Inc.	130,600	10,671,326
Edwards Lifesciences Corp. (a)	102,700	7,469,371
Henry Schein, Inc. (a)	168,000	12,714,240
IDEXX Laboratories, Inc. (a)	134,000	11,718,300
Intuitive Surgical, Inc. (a)	6,652	3,603,721

		78,308,438

Health Care – Services — 2.9%
Covance, Inc. (a)	242,000	11,526,460
DaVita, Inc. (a)	76,800	6,925,056
Laboratory Corporation of America Holdings (a)	134,000	12,266,360
MEDNAX, Inc. (a)	131,500	9,779,655
Universal Health Services, Inc. Class B	166,000	6,957,060

		47,454,591

Home Furnishing — 0.2%
Harman International Industries, Inc.	68,600	3,211,166

Insurance — 1.8%
Arthur J. Gallagher & Co.	84,500	3,020,030
Fidelity National Financial, Inc. Class A	177,800	3,205,734
HCC Insurance Holdings, Inc.	234,000	7,293,780
W.R. Berkley Corp.	240,000	8,668,800
Willis Group Holdings PLC	202,000	7,065,960

		29,254,304

Internet — 2.5%
Akamai Technologies, Inc. (a)	185,000	6,789,500
Check Point Software Technologies Ltd. (a)	68,600	4,379,424
Liberty Interactive Corp. Class A (a)	364,000	6,948,760
Netflix, Inc. (a)	83,000	9,548,320
Rackspace Hosting, Inc. (a)	101,000	5,836,790
TIBCO Software, Inc. (a)	265,000	8,082,500

		41,585,294

	Number of Shares	Value
Iron & Steel — 0.2%
Allegheny Technologies, Inc.	63,200	$2,601,944

Leisure Time — 0.5%
Harley-Davidson, Inc.	159,400	7,823,352

Lodging — 1.6%
Choice Hotels International, Inc.	171,300	6,396,342
Marriott International, Inc. Class A	403,000	15,253,550
Starwood Hotels & Resorts Worldwide, Inc.	89,600	5,054,336

		26,704,228

Machinery – Diversified — 3.1%
Gardner Denver, Inc.	245,000	15,439,900
IDEX Corp.	323,000	13,607,990
Roper Industries, Inc.	228,000	22,608,480

		51,656,370

Manufacturing — 3.0%
Acuity Brands, Inc.	93,000	5,843,190
Crane Co.	102,000	4,947,000
Pall Corp.	338,100	20,160,903
Textron, Inc.	700,000	19,481,000

		50,432,093

Media — 1.6%
Discovery Communications, Inc. Series A (a)	149,900	7,584,940
Discovery Communications, Inc. Series C (a)	174,000	8,157,120
FactSet Research Systems, Inc.	101,000	10,003,040

		25,745,100

Metal Fabricate & Hardware — 0.0%
Rexnord Corp. (a)	7,300	154,030

Mining — 1.4%
Agnico-Eagle Mines Ltd.	232,000	7,744,160
Franco-Nevada Corp.	232,000	9,975,919
HudBay Minerals, Inc.	107,000	1,172,720
Osisko Mining Corp. (a)	435,000	5,050,178

		23,942,977

Oil & Gas — 4.8%
Cabot Oil & Gas Corp.	76,300	2,378,271
Concho Resources, Inc. (a)	77,100	7,870,368
Continental Resources, Inc. (a)	151,800	13,027,476
EQT Corp.	233,000	11,232,930
InterOil Corp. (a)	71,400	3,670,674
Kodiak Oil & Gas Corp. (a)	327,200	3,258,912
Laredo Petroleum Holdings, Inc. (a)	68,000	1,593,920
QEP Resources, Inc.	265,000	8,082,500
Range Resources Corp.	200,000	11,628,000
SM Energy Co.	136,000	9,624,720
Southwestern Energy Co. (a)	235,000	7,191,000

		79,558,771

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 0.8%
FMC Technologies, Inc. (a)	139,000	$7,008,380
Trican Well Service Ltd.	324,400	4,764,610
Trican Well Service Ltd. (b)	70,600	1,036,934

		12,809,924

Packaging & Containers — 0.3%
Crown Holdings, Inc. (a)	77,800	2,865,374
Sealed Air Corp.	95,800	1,849,898

		4,715,272

Pharmaceuticals — 5.6%
Alkermes Plc (a)	339,000	6,288,450
Amylin Pharmaceuticals, Inc. (a)	216,300	5,398,848
Catalyst Health Solutions, Inc. (a)	78,200	4,983,686
Cubist Pharmaceuticals, Inc. (a)	67,000	2,897,750
DENTSPLY International, Inc.	485,000	19,463,050
Elan Corp. PLC Sponsored ADR (Ireland) (a)	536,000	8,045,360
Hospira, Inc. (a)	201,000	7,515,390
Perrigo Co.	16,900	1,745,939
Shire PLC Sponsored ADR (United Kingdom)	35,900	3,401,525
SXC Health Solutions Corp. (a)	198,300	14,864,568
Theravance, Inc. (a)	198,000	3,861,000
Valeant Pharmaceuticals International, Inc. (a)	170,000	9,127,300
Watson Pharmaceuticals, Inc. (a)	87,800	5,887,868

		93,480,734

Real Estate — 0.6%
CBRE Group, Inc. (a)	139,100	2,776,436
Jones Lang LaSalle, Inc.	79,000	6,581,490

		9,357,926

Retail — 9.7%
Bed Bath & Beyond, Inc. (a)	90,800	5,971,916
CarMax, Inc. (a)	450,000	15,592,500
Chico’s FAS, Inc.	150,900	2,278,590
Chipotle Mexican Grill, Inc. (a)	19,000	7,942,000
Dick’s Sporting Goods, Inc.	41,900	2,014,552
Dollar General Corp. (a)	571,000	26,380,200
Dollar Tree, Inc. (a)	62,000	5,858,380
Kohl’s Corp.	249,000	12,457,470
Michael Kors Holdings Ltd. (a)	278,342	12,967,954
MSC Industrial Direct Co., Inc. Class A	51,300	4,272,264
O’Reilly Automotive, Inc. (a)	203,400	18,580,590
Panera Bread Co. Class A (a)	58,000	9,333,360
Shoppers Drug Mart Corp. (b)	38,000	1,668,655
Shoppers Drug Mart Corp.	340,000	14,930,071
Starbucks Corp.	101,000	5,644,890
Tim Hortons, Inc.	239,000	12,796,060
Tractor Supply Co.	37,400	3,386,944

		162,076,396

	Number of Shares	Value
Savings & Loans — 0.3%
BankUnited, Inc.	213,000	$5,325,000

Semiconductors — 6.3%
Altera Corp.	215,000	8,561,300
Analog Devices, Inc.	47,100	1,902,840
Atmel Corp. (a)	1,107,000	10,915,020
Avago Technologies Ltd.	147,240	5,737,943
Cree, Inc. (a)	166,000	5,250,580
Fairchild Semiconductor International, Inc. (a)	182,600	2,684,220
Intersil Corp. Class A	510,000	5,712,000
Marvell Technology Group Ltd. (a)	683,000	10,743,590
Maxim Integrated Products, Inc.	59,200	1,692,528
Microchip Technology, Inc.	199,000	7,402,800
NVIDIA Corp. (a)	666,000	10,249,740
PMC-Sierra, Inc. (a)	196,000	1,417,080
Rovi Corp. (a)	205,400	6,685,770
Silicon Laboratories, Inc. (a)	198,000	8,514,000
Teradyne, Inc. (a)	158,100	2,670,309
Xilinx, Inc.	391,000	14,244,130

		104,383,850

Software — 6.9%
Allscripts Healthcare Solutions, Inc. (a)	305,800	5,076,280
Ariba, Inc. (a)	330,300	10,804,113
Autodesk, Inc. (a)	52,300	2,213,336
Cerner Corp. (a)	36,500	2,779,840
Citrix Systems, Inc. (a)	29,600	2,335,736
Concur Technologies, Inc. (a)	178,000	10,213,640
Fiserv, Inc. (a)	218,000	15,127,020
Informatica Corp. (a)	83,000	4,390,700
Intuit, Inc.	95,500	5,742,415
MSCI, Inc. Class A (a)	437,000	16,085,970
Nuance Communications, Inc. (a)	745,000	19,057,100
Red Hat, Inc. (a)	302,000	18,086,780
VeriFone Systems, Inc. (a)	64,300	3,335,241

		115,248,171

Telecommunications — 2.8%
Amdocs Ltd. (a)	453,000	14,305,740
Aruba Networks, Inc. (a)	134,000	2,985,520
Crown Castle International Corp. (a)	135,500	7,227,570
JDS Uniphase Corp. (a)	1,131,800	16,399,782
NeuStar, Inc. Class A (a)	86,200	3,210,950
Polycom, Inc. (a)	132,000	2,517,240

		46,646,802

Transportation — 1.7%
Hub Group, Inc. Class A (a)	93,900	3,383,217
J.B. Hunt Transport Services, Inc.	117,000	6,361,290
Kansas City Southern (a)	99,000	7,097,310
United Continental Holdings, Inc. (a)	170,600	3,667,900

The accompanying notes are an integral part of the financial statements.

MassMutual Select Mid Cap Growth Equity II Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
UTI Worldwide, Inc.	455,800	$7,853,434

		28,363,151

TOTAL COMMON STOCK (Cost $1,187,098,906)		1,581,071,244

PREFERRED STOCK — 0.6%
Internet — 0.4%
Coupons.com (a) (c)	503,736	2,767,198
LivingSocial (a) (c)	586,650	3,125,671

		5,892,869

Oil & Gas Services — 0.2%
Halcon Resources Corp. (a) (c)	30	2,700,033

Software — 0.0%
Workday, Inc. (a) (c)	53,886	714,528

TOTAL PREFERRED STOCK (Cost $9,523,886)		9,307,430

TOTAL EQUITIES (Cost $1,196,622,792)		1,590,378,674

MUTUAL FUNDS — 0.7%
Diversified Financial — 0.7%
T. Rowe Price Government Reserve Investment Fund	11,824,168	11,824,168

TOTAL MUTUAL FUNDS (Cost $11,824,168)		11,824,168

TOTAL LONG-TERM INVESTMENTS (Cost $1,208,446,960)		1,602,202,842

	Principal Amount
SHORT-TERM INVESTMENTS — 3.7%
Repurchase Agreement — 3.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (d)	$62,199,233	62,199,233

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/02/12	14,196	14,196

TOTAL SHORT-TERM INVESTMENTS (Cost $62,213,429)		62,213,429

Value
TOTAL INVESTMENTS — 100.1% (Cost $1,270,660,389) (e)	$1,664,416,271

Other Assets/(Liabilities) — (0.1)%	(1,292,084)

NET ASSETS — 100.0%	$1,663,124,187

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $2,705,589 or 0.16% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Maturity value of $62,199,285. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 8/15/39 – 9/25/39, and an aggregate market value, including accrued interest, of $63,445,484.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Aerospace & Defense — 1.6%
Aerovironment, Inc. (a)	46,010	$1,233,528
Esterline Technologies Corp. (a)	51,412	3,673,902
Moog, Inc. Class A (a)	90,150	3,866,533
Teledyne Technologies, Inc. (a)	78,752	4,965,314

		13,739,277

Airlines — 0.8%
Spirit Airlines, Inc. (a)	153,070	3,072,115
US Airways Group, Inc. (a)	460,270	3,493,449

		6,565,564

Apparel — 3.7%
Deckers Outdoor Corp. (a)	16,720	1,054,196
Steven Madden Ltd. (a)	37,865	1,618,729
Under Armour, Inc. Class A (a)	192,081	18,055,614
The Warnaco Group, Inc. (a)	175,400	10,243,360

		30,971,899

Automotive & Parts — 1.5%
Dana Holding Corp.	277,420	4,300,010
Meritor, Inc. (a)	377,460	3,046,102
Tenneco, Inc. (a)	115,670	4,297,141
Westport Innovations, Inc. (a)	21,625	884,895

		12,528,148

Banks — 3.0%
BancorpSouth, Inc.	178,180	2,400,085
Boston Private Financial Holdings, Inc.	323,120	3,202,119
East West Bancorp, Inc.	13,600	314,024
First Horizon National Corp.	206,280	2,141,186
Hancock Holding Co.	60,500	2,148,355
International Bancshares Corp.	124,110	2,624,927
MB Financial, Inc.	57,194	1,200,502
National Penn Bancshares, Inc.	276,780	2,449,503
PacWest Bancorp	87,540	2,127,222
Pinnacle Financial Partners, Inc. (a)	225,530	4,138,475
Popular, Inc. (a)	884,000	1,812,200
Western Alliance Bancorp (a)	108,400	918,148

		25,476,746

Beverages — 1.1%
The Boston Beer Co., Inc. Class A (a)	83,954	8,965,447
Cott Corp. (a)	68,630	452,272

		9,417,719

Biotechnology — 1.4%
Exelixis, Inc. (a)	390,860	2,024,655
Immunogen, Inc. (a)	84,150	1,210,918
Incyte Corp. (a)	151,500	2,923,950
Momenta Pharmaceuticals, Inc. (a)	69,000	1,057,080

	Number of Shares	Value
NPS Pharmaceuticals, Inc. (a)	130,070	$889,679
Seattle Genetics, Inc. (a)	188,020	3,831,848

		11,938,130

Building Materials — 0.6%
Armstrong World Industries, Inc.	33,500	1,633,795
Lennox International, Inc.	39,940	1,609,582
Trex Co., Inc. (a)	66,401	2,130,144

		5,373,521

Chemicals — 1.0%
Ferro Corp. (a)	379,220	2,252,567
Methanex Corp.	191,635	6,214,723

		8,467,290

Commercial Services — 3.3%
The Advisory Board Co. (a)	40,610	3,598,858
AerCap Holdings NV (a)	213,340	2,370,207
American Public Education, Inc. (a)	39,330	1,494,540
Convergys Corp. (a)	210,010	2,803,633
Corrections Corporation of America (a)	59,985	1,638,190
Forrester Research, Inc.	17,257	559,127
The Geo Group, Inc. (a)	3,270	62,163
Huron Consulting Group, Inc. (a)	40,480	1,520,429
Localiza Rent a Car SA	86,550	1,593,076
PAREXEL International Corp. (a)	74,010	1,996,050
Rent-A-Center, Inc.	71,200	2,687,800
Sotheby’s	32,500	1,278,550
United Rentals, Inc. (a)	50,210	2,153,507
Wright Express Corp. (a)	58,290	3,773,112

		27,529,242

Computers — 6.8%
Cadence Design Systems, Inc. (a)	411,900	4,876,896
LivePerson, Inc. (a)	115,490	1,936,767
LogMeIn, Inc. (a)	290,755	10,243,299
MICROS Systems, Inc. (a)	334,621	18,501,195
Quantum Corp. (a)	686,560	1,798,787
Riverbed Technology, Inc. (a)	69,910	1,963,073
Stratasys, Inc. (a)	307,994	11,247,941
Sykes Enterprises, Inc. (a)	282,237	4,459,344
Syntel, Inc.	35,990	2,015,440
Vocera Communications, Inc. (a)	3,200	74,880

		57,117,622

Cosmetics & Personal Care — 0.3%
Elizabeth Arden, Inc. (a)	61,630	2,155,817

Distribution & Wholesale — 0.8%
LKQ Corp. (a)	218,972	6,825,357

Diversified Financial — 4.7%
Financial Engines, Inc. (a)	75,040	1,677,894
Greenhill & Co., Inc.	229,277	10,005,648

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Investment Technology Group, Inc. (a)	167,900	$2,008,084
Knight Capital Group, Inc. Class A (a)	108,490	1,396,266
Manning & Napier, Inc. (a)	35,500	521,850
National Financial Partners Corp. (a)	133,510	2,021,342
Netspend Holdings, Inc. (a)	51,500	399,640
Portfolio Recovery Associates, Inc. (a)	244,536	17,538,122
Waddell & Reed Financial, Inc. Class A	82,040	2,658,917
WisdomTree Investments, Inc. (a)	107,173	897,038

		39,124,801

Electric — 0.3%
IDACORP, Inc.	57,300	2,356,176

Electrical Components & Equipment — 0.8%
GrafTech International Ltd. (a)	460,000	5,492,400
Universal Display Corp. (a)	34,030	1,243,116

		6,735,516

Electronics — 2.1%
Celestica, Inc. (a)	96,340	921,974
Coherent, Inc. (a)	34,430	2,008,302
Faro Technologies, Inc. (a)	173,555	10,123,463
Jabil Circuit, Inc.	198,990	4,998,629

		18,052,368

Entertainment — 0.8%
Bally Technologies, Inc. (a)	35,170	1,644,198
Churchill Downs, Inc.	52,770	2,949,843
DreamWorks Animation SKG, Inc. Class A (a)	119,710	2,208,649

		6,802,690

Environmental Controls — 1.3%
Waste Connections, Inc.	326,700	10,627,551

Forest Products & Paper — 0.2%
KapStone Paper and Packaging Corp. (a)	102,020	2,009,794

Gas — 0.2%
Southwest Gas Corp.	42,600	1,820,724

Health Care – Products — 6.3%
Bruker Corp. (a)	126,300	1,933,653
Cyberonics, Inc. (a)	360,900	13,761,117
Dexcom, Inc. (a)	805,000	8,396,150
Gen-Probe, Inc. (a)	43,640	2,898,132
HeartWare International, Inc. (a)	29,710	1,951,650
Insulet Corp. (a)	188,360	3,605,210
Volcano Corp. (a)	514,095	14,574,593
Zoll Medical Corp. (a)	66,142	6,126,734

		53,247,239

	Number of Shares	Value
Health Care – Services — 1.5%
Coventry Health Care, Inc.	57,280	$2,037,450
Health Management Associates, Inc. Class A (a)	340,680	2,289,369
Health Net, Inc. (a)	72,700	2,887,644
Kindred Healthcare, Inc. (a)	198,640	1,716,250
WellCare Health Plans, Inc. (a)	48,790	3,507,025

		12,437,738

Home Builders — 1.2%
KB Home	269,170	2,395,613
Lennar Corp. Class A	66,550	1,808,829
Meritage Home Corp. (a)	141,420	3,826,825
PulteGroup, Inc. (a)	246,540	2,181,879

		10,213,146

Home Furnishing — 2.5%
Tempur-Pedic International, Inc. (a)	245,795	20,752,472

Insurance — 0.4%
eHealth, Inc. (a)	130,300	2,125,193
Protective Life Corp.	45,427	1,345,548

		3,470,741

Internet — 5.6%
BroadSoft, Inc. (a)	321,270	12,288,578
Cogent Communications Group, Inc. (a)	24,280	463,262
Constant Contact, Inc. (a)	93,670	2,790,429
DealerTrack Holdings, Inc. (a)	51,020	1,543,865
Dice Holdings, Inc. (a)	550,000	5,131,500
IAC/InterActiveCorp	123,290	6,052,306
Liquidity Services, Inc. (a)	19,260	862,848
Sapient Corp.	925,700	11,524,965
Shutterfly, Inc. (a)	72,604	2,274,683
TripAdvisor, Inc. (a)	50,480	1,800,622
ValueClick, Inc. (a)	116,540	2,300,500

		47,033,558

Leisure Time — 1.1%
Brunswick Corp.	52,161	1,343,146
LIFE TIME FITNESS, Inc. (a)	151,400	7,656,298

		8,999,444

Machinery – Diversified — 3.7%
Gardner Denver, Inc.	164,400	10,360,488
The Middleby Corp. (a)	7,185	726,978
Sauer-Danfoss, Inc.	18,070	849,290
Wabtec Corp.	255,377	19,247,765

		31,184,521

Manufacturing — 2.6%
Acuity Brands, Inc.	248,200	15,594,406
Colfax Corp. (a)	63,870	2,250,779
Fabrinet (a)	94,430	1,672,355
FreightCar America, Inc.	66,794	1,502,197

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Polypore International, Inc. (a)	34,270	$1,204,933

		22,224,670

Media — 1.5%
FactSet Research Systems, Inc.	117,444	11,631,654
Sinclair Broadcast Group, Inc. Class A	98,780	1,092,507

		12,724,161

Oil & Gas — 2.4%
Atwood Oceanics, Inc. (a)	59,260	2,660,181
Bonanza Creek Energy, Inc. (a)	77,940	1,702,989
Carrizo Oil & Gas, Inc. (a)	129,210	3,651,475
Comstock Resources, Inc. (a)	105,650	1,672,439
Lone Pine Resources, Inc. (a)	238,600	1,550,900
Patterson-UTI Energy, Inc.	68,000	1,175,720
Quicksilver Resources, Inc. (a)	231,400	1,166,256
Rex Energy Corp. (a)	174,500	1,863,660
Rosetta Resources, Inc. (a)	101,129	4,931,050

		20,374,670

Oil & Gas Services — 5.1%
CARBO Ceramics, Inc.	68,300	7,202,235
Core Laboratories NV	80,183	10,549,677
Dril-Quip, Inc. (a)	270,589	17,593,697
ION Geophysical Corp. (a)	474,890	3,063,041
Tidewater, Inc.	74,820	4,041,776

		42,450,426

Packaging & Containers — 0.7%
Graphic Packaging Holding Co. (a)	502,440	2,773,469
Silgan Holdings, Inc.	75,570	3,340,194

		6,113,663

Pharmaceuticals — 3.8%
Algeta ASA (a)	25,345	639,878
Alkermes Plc (a)	107,500	1,994,125
Amylin Pharmaceuticals, Inc. (a)	176,420	4,403,443
Ardea Biosciences, Inc. (a)	98,255	2,138,029
Catalyst Health Solutions, Inc. (a)	27,000	1,720,710
Ironwood Pharmaceuticals, Inc. (a)	98,200	1,307,042
Neogen Corp. (a)	84,100	3,285,787
Onyx Pharmaceuticals, Inc. (a)	36,840	1,388,131
Questcor Pharmaceuticals, Inc. (a)	159,900	6,015,438
Salix Pharmaceuticals Ltd. (a)	99,110	5,203,275
SXC Health Solutions Corp. (a)	47,610	3,568,846

		31,664,704

Real Estate Investment Trusts (REITS) — 1.0%
Coresite Realty Corp.	72,211	1,703,458
MFA Financial, Inc.	372,060	2,779,288
Pebblebrook Hotel Trust	60,390	1,363,606
PS Business Parks, Inc.	23,300	1,527,082
Strategic Hotels & Resorts, Inc. (a)	217,665	1,432,236

		8,805,670

	Number of Shares	Value
Retail — 7.5%
AFC Enterprises, Inc (a)	82,262	$1,395,164
ANN, Inc. (a)	65,500	1,875,920
Buffalo Wild Wings, Inc. (a)	19,720	1,788,407
The Cheesecake Factory, Inc. (a)	141,569	4,160,713
Columbia Sportswear Co.	97,193	4,611,808
Denny’s Corp. (a)	487,550	1,969,702
DSW, Inc. Class A	50,390	2,759,860
Express, Inc. (a)	115,090	2,874,948
GNC Holdings, Inc. Class A	86,080	3,003,331
Hanesbrands, Inc. (a)	91,466	2,701,906
Hibbett Sports, Inc. (a)	17,900	976,445
Liz Claiborne, Inc. (a)	328,000	4,382,080
Nu Skin Enterprises, Inc. Class A	18,860	1,092,183
Panera Bread Co. Class A (a)	54,500	8,770,140
Red Robin Gourmet Burgers, Inc. (a)	25,680	955,039
Rue21, Inc. (a)	150,580	4,418,017
Urban Outfitters, Inc. (a)	61,550	1,791,720
Vera Bradley, Inc. (a)	221,110	6,675,311
Zumiez, Inc. (a)	186,646	6,739,787

		62,942,481

Semiconductors — 2.4%
Cypress Semiconductor Corp. (a)	122,220	1,910,299
Fairchild Semiconductor International, Inc. (a)	102,370	1,504,839
Hittite Microwave Corp. (a)	109,800	5,963,238
Lattice Semiconductor Corp. (a)	288,180	1,852,997
Microsemi Corp. (a)	107,990	2,315,306
Nanometrics, Inc. (a)	104,730	1,938,552
ON Semiconductor Corp. (a)	258,730	2,331,157
Skyworks Solutions, Inc. (a)	68,790	1,902,044
Ultratech, Inc. (a)	3,200	92,736

		19,811,168

Software — 5.8%
Bottomline Technologies, Inc. (a)	54,410	1,520,215
Concur Technologies, Inc. (a)	58,160	3,337,221
Imperva, Inc. (a)	24,300	951,345
Jive Software, Inc. (a)	92,550	2,513,658
MicroStrategy, Inc. Class A (a)	17,180	2,405,200
Parametric Technology Corp. (a)	77,400	2,162,556
Pegasystems, Inc.	82,620	3,152,779
Solera Holdings, Inc.	132,200	6,066,658
Synchronoss Technologies, Inc. (a)	47,600	1,519,392
Take-Two Interactive Software, Inc. (a)	158,370	2,436,523
TiVo, Inc. (a)	392,560	4,706,794
Tyler Technologies, Inc. (a)	98,500	3,783,385
The Ultimate Software Group, Inc. (a)	144,980	10,624,134
VeriFone Systems, Inc. (a)	61,280	3,178,594

		48,358,454

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Storage & Warehousing — 0.8%
Mobile Mini, Inc. (a)	319,526	$6,748,389

Telecommunications — 3.6%
Acme Packet, Inc. (a)	170,500	4,692,160
ADTRAN, Inc.	15,320	477,831
Aruba Networks, Inc. (a)	84,640	1,885,779
Ciena Corp. (a)	162,590	2,632,332
DigitalGlobe, Inc. (a)	123,308	1,644,929
Finisar Corp. (a)	496,150	9,997,422
Ixia (a)	129,510	1,617,580
MetroPCS Communications, Inc. (a)	138,470	1,248,999
tw telecom, Inc. (a)	142,800	3,164,448
Ubiquiti Networks, Inc. (a)	33,300	1,053,279
Vonage Holdings Corp. (a)	843,390	1,863,892

		30,278,651

Toys, Games & Hobbies — 0.1%
Leapfrog Enterprises, Inc. (a)	69,754	583,143

Transportation — 2.1%
Con-way, Inc.	63,060	2,056,387
Genesee & Wyoming, Inc. Class A (a)	28,690	1,565,900
GulfMark Offshore, Inc. Class A (a)	94,878	4,360,593
Hub Group, Inc. Class A (a)	29,500	1,062,885
J.B. Hunt Transport Services, Inc.	63,050	3,428,029
Landstar System, Inc.	40,900	2,360,748
Old Dominion Freight Line, Inc. (a)	54,035	2,575,848

		17,410,390

TOTAL COMMON STOCK (Cost $707,625,646)		823,465,451

TOTAL EQUITIES (Cost $707,625,646)		823,465,451

MUTUAL FUNDS — 1.3%
Diversified Financial — 1.3%
iShares Russell 2000 Growth Index Fund	47,090	4,491,444
iShares Russell 2000 Index Fund	77,283	6,402,897

TOTAL MUTUAL FUNDS (Cost $10,892,276)		10,894,341

TOTAL LONG-TERM INVESTMENTS (Cost $718,517,922)		834,359,792

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$11,879,224	$11,879,224

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/02/12	3	3

TOTAL SHORT-TERM INVESTMENTS (Cost $11,879,227)		11,879,227

TOTAL INVESTMENTS — 100.7% (Cost $730,397,149) (c)		846,239,019

Other Assets/(Liabilities) — (0.7)%		(5,879,527)

NET ASSETS — 100.0%		$840,359,492

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $11,879,234. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity dates ranging from 5/15/39 – 9/25/39, and an aggregate market value, including accrued interest, of $12,121,627.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Advertising — 0.2%
Marchex, Inc. Class B	25,390	$113,239

Aerospace & Defense — 1.8%
Teledyne Technologies, Inc. (a)	3,043	191,861
Triumph Group, Inc.	13,662	856,061

		1,047,922

Airlines — 0.8%
Allegiant Travel Co. (a)	3,380	184,210
JetBlue Airways Corp. (a)	58,750	287,288

		471,498

Apparel — 1.4%
Oxford Industries, Inc.	3,650	185,493
Steven Madden Ltd. (a)	15,424	659,376

		844,869

Automotive & Parts — 1.1%
Meritor, Inc. (a)	32,930	265,745
WABCO Holdings, Inc. (a)	6,556	396,507

		662,252

Banks — 1.5%
Prosperity Bancshares, Inc.	8,370	383,346
SVB Financial Group (a)	5,030	323,630
UMB Financial Corp.	4,005	179,164

		886,140

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. (a)	3,310	307,366
ARIAD Pharmaceuticals, Inc. (a)	11,360	181,192
Exact Sciences Corp. (a)	12,270	136,933
Halozyme Therapeutics, Inc. (a)	21,864	278,985
NPS Pharmaceuticals, Inc. (a)	13,720	93,845
Seattle Genetics, Inc. (a)	8,355	170,275

		1,168,596

Building Materials — 0.5%
Interline Brands, Inc. (a)	6,080	131,389
Texas Industries, Inc.	4,076	142,701

		274,090

Chemicals — 1.6%
Huntsman Corp.	33,781	473,272
Intrepid Potash, Inc. (a)	8,118	197,511
Quaker Chemical Corp.	7,288	287,511

		958,294

Commercial Services — 5.9%
The Corporate Executive Board Co.	10,347	445,024
Exlservice Holdings, Inc. (a)	5,240	143,786
Exponent, Inc. (a)	2,300	111,596
The Geo Group, Inc. (a)	20,175	383,527

	Number of Shares	Value
HMS Holdings Corp. (a)	4,180	$130,458
MAXIMUS, Inc.	4,690	190,742
Monster Worldwide, Inc. (a)	46,830	456,592
PAREXEL International Corp. (a)	12,639	340,874
Rent-A-Center, Inc.	10,200	385,050
RPX Corp. (a)	13,660	231,674
Sotheby’s	5,760	226,598
TrueBlue, Inc. (a)	7,220	129,094
Zillow, Inc. (a)	9,870	351,273

		3,526,288

Computers — 2.5%
Fortinet, Inc. (a)	21,591	596,991
Mentor Graphics Corp. (a)	24,940	370,608
RealD, Inc. (a)	5,390	72,765
Riverbed Technology, Inc. (a)	13,450	377,676
Vocera Communications, Inc. (a)	1,997	46,730

		1,464,770

Cosmetics & Personal Care — 0.7%
Elizabeth Arden, Inc. (a)	6,700	234,366
Inter Parfums, Inc.	12,700	199,263

		433,629

Diversified Financial — 0.8%
Duff & Phelps Corp. Class A	15,877	246,729
MarketAxess Holdings, Inc.	5,470	203,976

		450,705

Electrical Components & Equipment — 0.5%
Universal Display Corp. (a)	8,748	319,564

Electronics — 3.9%
Analogic Corp.	2,480	167,499
Coherent, Inc. (a)	8,661	505,196
Cymer, Inc. (a)	4,703	235,150
InvenSense, Inc. (a)	9,840	178,104
Oyo Geospace Corp. (a)	8,332	877,609
TTM Technologies, Inc. (a)	13,340	153,277
Vishay Intertechnology, Inc. (a)	19,560	237,850

		2,354,685

Engineering & Construction — 0.4%
EMCOR Group, Inc.	8,600	238,392

Entertainment — 4.8%
Bally Technologies, Inc. (a)	13,354	624,299
DreamWorks Animation SKG, Inc. Class A (a)	13,290	245,201
Lions Gate Entertainment Corp. (a)	14,720	204,902
Pinnacle Entertainment, Inc. (a)	25,600	294,656
Shuffle Master, Inc. (a)	65,961	1,160,914
Six Flags Entertainment Corp.	6,610	309,150

		2,839,122

Environmental Controls — 1.1%
Darling International, Inc. (a)	10,760	187,439

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Waste Connections, Inc.	13,657	$444,262

		631,701

Foods — 1.9%
The Chefs’ Warehouse, Inc. (a)	6,420	148,559
The Fresh Market, Inc. (a)	9,981	478,589
Harris Teeter Supermarkets, Inc.	5,750	230,575
United Natural Foods, Inc. (a)	6,380	297,691

		1,155,414

Hand & Machine Tools — 0.6%
Regal-Beloit Corp.	5,633	369,243

Health Care – Products — 4.3%
ArthroCare Corp. (a)	15,234	409,033
Bruker Corp. (a)	24,566	376,105
Cepheid, Inc. (a)	15,482	647,612
The Cooper Cos., Inc.	5,045	412,227
Merit Medical Systems, Inc. (a)	12,500	155,250
Natus Medical, Inc. (a)	11,460	136,718
OraSure Technologies, Inc. (a)	12,120	139,259
Thoratec Corp. (a)	8,353	281,580

		2,557,784

Health Care – Services — 3.4%
Air Methods Corp. (a)	5,380	469,405
AMERIGROUP Corp. (a)	5,394	362,908
Centene Corp. (a)	15,505	759,280
ICON PLC Sponsored ADR (Ireland) (a)	8,540	181,219
WellCare Health Plans, Inc. (a)	3,460	248,705

		2,021,517

Home Builders — 0.4%
Thor Industries, Inc.	7,310	230,704

Home Furnishing — 1.1%
DTS, Inc. (a)	11,457	346,230
Universal Electronics, Inc. (a)	16,911	337,882

		684,112

Household Products — 0.6%
Jarden Corp.	4,760	191,495
SodaStream International Ltd. (a)	5,300	178,504

		369,999

Insurance — 0.7%
Validus Holdings Ltd.	12,880	398,636

Internet — 2.4%
Bankrate, Inc. (a)	6,090	150,727
Comscore, Inc. (a)	8,210	175,612
OpenTable, Inc. (a)	3,240	131,123
Responsys, Inc. (a)	9,670	115,750
Sapient Corp.	26,622	331,444
TIBCO Software, Inc. (a)	13,355	407,327
Websense, Inc. (a)	5,900	124,431

		1,436,414

	Number of Shares	Value
Investment Companies — 0.3%
KKR Financial Holdings LLC	18,380	$169,280

Lodging — 0.4%
Orient-Express Hotels Ltd. (a)	25,475	259,845

Machinery – Construction & Mining — 0.3%
Terex Corp. (a)	8,165	183,713

Machinery – Diversified — 0.9%
Applied Industrial Technologies, Inc.	4,430	182,206
The Middleby Corp. (a)	2,010	203,372
Twin Disc, Inc.	5,292	138,068

		523,646

Manufacturing — 1.9%
Colfax Corp. (a)	6,819	240,302
Crane Co.	5,420	262,870
Hexcel Corp. (a)	20,731	497,751
Polypore International, Inc. (a)	3,359	118,102

		1,119,025

Media — 0.6%
Acacia Research (a)	9,067	378,457

Metal Fabricate & Hardware — 0.6%
Haynes International, Inc.	1,760	111,496
Northwest Pipe Co. (a)	11,933	253,457

		364,953

Mining — 1.3%
Kaiser Aluminum Corp.	510	24,102
RTI International Metals, Inc. (a)	18,634	429,700
Titanium Metals Corp.	24,953	338,363

		792,165

Oil & Gas — 3.1%
Gulfport Energy Corp. (a)	18,546	540,060
Oasis Petroleum, Inc. (a)	28,539	879,857
Petroleum Development Corp. (a)	4,900	181,741
Rosetta Resources, Inc. (a)	4,700	229,172

		1,830,830

Oil & Gas Services — 3.4%
Dril-Quip, Inc. (a)	7,100	461,642
Lufkin Industries, Inc.	13,660	1,101,679
Oil States International, Inc. (a)	3,440	268,527
Tesco Corp. (a)	13,980	198,376

		2,030,224

Pharmaceuticals — 8.0%
Alnylam Pharmaceuticals, Inc. (a)	10,270	113,689
BioMarin Pharmaceutical, Inc. (a)	4,817	164,982
Catalyst Health Solutions, Inc. (a)	12,209	778,080
Cubist Pharmaceuticals, Inc. (a)	7,150	309,237
Jazz Pharmaceuticals Plc (a)	4,710	228,294
Nektar Therapeutics (a)	18,440	146,045
Onyx Pharmaceuticals, Inc. (a)	7,038	265,192
Questcor Pharmaceuticals, Inc. (a)	6,350	238,887

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Salix Pharmaceuticals Ltd. (a)	14,910	$782,775
Sirona Dental Systems, Inc. (a)	9,844	507,360
SXC Health Solutions Corp. (a)	3,520	263,859
Theravance, Inc. (a)	8,409	163,976
United Therapeutics Corp. (a)	8,450	398,248
ViroPharma, Inc. (a)	5,720	172,000
VIVUS, Inc. (a)	11,003	246,027

		4,778,651

Real Estate Investment Trusts (REITS) — 1.1%
Education Realty Trust, Inc.	11,430	123,901
Mid-America Apartment Communities, Inc.	1,960	131,379
Redwood Trust, Inc.	17,153	192,114
Two Harbors Investment Corp.	19,065	193,319

		640,713

Retail — 11.3%
Asbury Automotive Group, Inc. (a)	7,000	189,000
BJ’s Restaurants, Inc. (a)	11,408	574,393
Buffalo Wild Wings, Inc. (a)	2,560	232,166
Caribou Coffee Co., Inc. (a)	8,110	151,170
Casey’s General Stores, Inc.	4,370	242,360
Cash America International, Inc.	11,684	560,014
The Cheesecake Factory, Inc. (a)	6,360	186,920
Chico’s FAS, Inc.	15,197	229,475
EZCORP, Inc. Class A (a)	5,900	191,485
The Finish Line, Inc. Class A	7,500	159,150
Francesca’s Holdings Corp. (a)	8,020	253,512
Genesco, Inc. (a)	18,528	1,327,531
GNC Holdings, Inc. Class A	18,081	630,846
Hibbett Sports, Inc. (a)	2,260	123,283
Papa John’s International, Inc. (a)	3,180	119,759
Sally Beauty Holdings, Inc. (a)	7,234	179,403
Select Comfort Corp. (a)	6,530	211,507
Teavana Holdings, Inc. (a)	7,400	145,928
Tractor Supply Co.	2,160	195,610
Ulta Salon Cosmetics & Fragrance, Inc.	1,900	176,491
Vitamin Shoppe, Inc. (a)	15,457	683,354

		6,763,357

Savings & Loans — 0.3%
Oritani Financial Corp.	13,180	193,482

Semiconductors — 6.4%
Applied Micro Circuits Corp. (a)	15,450	107,223
ATMI, Inc. (a)	9,770	227,641
Cavium, Inc. (a)	8,010	247,829
Cirrus Logic, Inc. (a)	6,860	163,268
Diodes, Inc. (a)	7,530	174,545
Entegris, Inc. (a)	18,700	174,658
EZchip Semiconductor Ltd. (a)	7,171	310,719
IPG Photonics Corp. (a)	7,689	400,213
Mellanox Technologies Ltd. (a)	8,670	362,666
Micrel, Inc.	15,210	156,055

	Number of Shares	Value
PMC-Sierra, Inc. (a)	34,360	$248,423
Power Integrations, Inc.	2,690	99,853
Silicon Image, Inc. (a)	30,580	179,810
Teradyne, Inc. (a)	29,385	496,313
Veeco Instruments, Inc. (a)	9,000	257,400
Volterra Semiconductor Corp. (a)	6,260	215,438

		3,822,054

Software — 8.2%
Allscripts Healthcare Solutions, Inc. (a)	26,028	432,065
ANSYS, Inc. (a)	5,595	363,787
Bottomline Technologies, Inc. (a)	9,720	271,577
CommVault Systems, Inc. (a)	3,670	182,179
Compuware Corp. (a)	47,718	438,528
Informatica Corp. (a)	7,700	407,330
MedAssets, Inc. (a)	21,532	283,361
Opnet Technologies, Inc.	11,754	340,866
Progress Software Corp. (a)	11,055	261,119
QLIK Technologies, Inc. (a)	15,499	495,968
Quality Systems, Inc.	19,328	845,213
RADWARE Ltd. (a)	5,300	198,432
Solarwinds, Inc. (a)	9,229	356,701

		4,877,126

Storage & Warehousing — 0.2%
Mobile Mini, Inc. (a)	6,610	139,603

Telecommunications — 2.4%
ADTRAN, Inc.	3,910	121,953
Arris Group, Inc. (a)	16,160	182,608
Calix, Inc. (a)	11,810	100,739
Harmonic, Inc. (a)	17,300	94,631
NETGEAR, Inc. (a)	9,310	355,642
NICE Systems Ltd. Sponsored ADR (Israel) (a)	14,931	586,788

		1,442,361

Transportation — 2.2%
Atlas Air Worldwide Holdings, Inc. (a)	5,217	256,729
Forward Air Corp.	5,990	219,653
Landstar System, Inc.	10,805	623,665
Quality Distribution, Inc. (a)	13,580	187,132

		1,287,179

TOTAL COMMON STOCK (Cost $48,887,174)		59,506,243

TOTAL EQUITIES (Cost $48,887,174)		59,506,243

TOTAL LONG-TERM INVESTMENTS (Cost $48,887,174)		59,506,243

The accompanying notes are an integral part of the financial statements.

MassMutual Select Small Company Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$626,833	$626,833

TOTAL SHORT-TERM INVESTMENTS (Cost $626,833)		626,833

TOTAL INVESTMENTS — 100.8% (Cost $49,514,007) (c)		60,133,076

Other Assets/(Liabilities) — (0.8)%		(493,508)

NET ASSETS — 100.0%		$59,639,568

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $626,834. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 8/15/39 – 11/15/40, and an aggregate market value, including accrued interest, of $643,571.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%

COMMON STOCK — 95.9%
Aerospace & Defense — 1.5%
European Aeronautic Defence and Space Co.	52,338	$2,142,280

Agriculture — 3.3%
British American Tobacco PLC	48,650	2,456,860
Japan Tobacco, Inc.	429	2,431,717

		4,888,577

Auto Manufacturers — 4.4%
Bayerische Motoren Werke AG	14,328	1,288,382
Honda Motor Co. Ltd.	69,300	2,663,851
Nissan Motor Co. Ltd.	232,300	2,489,795

		6,442,028

Automotive & Parts — 0.8%
Bridgestone Corp.	49,400	1,208,464

Banks — 16.4%
Australia & New Zealand Banking Group Ltd.	129,395	3,118,866
Banco Bilbao Vizcaya Argentaria SA	158,093	1,256,837
Barclays PLC	699,963	2,643,505
BNP Paribas	42,376	2,012,883
China Construction Bank Corp. Class H	2,011,000	1,555,426
Deutsche Bank AG	35,552	1,768,632
HSBC Holdings PLC	434,568	3,857,400
Nordea Bank AB	240,363	2,186,433
Sumitomo Mitsui Financial Group, Inc.	111,300	3,695,545
Swedbank AB	48,469	754,566
UniCredit SpA	240,894	1,207,545

		24,057,638

Beverages — 1.4%
Asahi Group Holdings Ltd.	41,300	918,764
SABMiller PLC	29,676	1,190,912

		2,109,676

Building Materials — 1.4%
Compagnie de Saint-Gobain	33,236	1,485,292
Holcim Ltd. (a)	7,745	505,634

		1,990,926

Chemicals — 2.2%
BASF SE	18,315	1,603,756
Solvay SA Class A	14,002	1,656,474

		3,260,230

Commercial Services — 0.7%
Experian PLC	62,878	979,646

Computers — 1.3%
Fujitsu LTD	363,000	1,917,418

	Number of Shares	Value
Distribution & Wholesale — 3.2%
Marubeni Corp.	171,000	$1,239,428
Mitsui & Co. Ltd.	47,900	788,376
Sumitomo Corp.	181,700	2,652,436

		4,680,240

Diversified Financial — 2.2%
African Bank Investments Ltd.	200,028	1,040,460
Credit Suisse Group (a)	51,095	1,455,695
Deutsche Boerse AG	10,444	703,209

		3,199,364

Electric — 1.6%
E.ON AG	99,630	2,386,326

Electrical Components & Equipment — 3.7%
Hitachi Ltd.	284,000	1,835,933
Mitsubishi Electric Corp.	121,000	1,076,077
Schneider Electric SA	37,852	2,471,475

		5,383,485

Electronics — 0.8%
Hon Hai Precision Industry Co. Ltd.	289,600	1,123,708

Food Services — 1.4%
Sodexo	24,752	2,031,824

Foods — 0.8%
Unilever NV	36,034	1,226,151

Forest Products & Paper — 1.4%
UPM-Kymmene OYJ	147,152	2,002,589

Gas — 4.2%
Centrica PLC	412,900	2,092,118
Gaz De France	79,193	2,044,468
Snam Rete Gas SpA	418,854	2,013,666

		6,150,252

Holding Company – Diversified — 1.5%
Hutchison Whampoa Ltd.	222,000	2,215,002

Insurance — 6.5%
Allianz SE	25,568	3,055,589
ING Groep NV (a)	132,143	1,101,970
Prudential PLC	266,891	3,192,747
Swiss Re Ltd. (a)	32,885	2,103,428

		9,453,734

Iron & Steel — 0.9%
ArcelorMittal	66,302	1,268,454

Lodging — 1.1%
Intercontinental Hotels Group PLC	70,647	1,640,093

Mining — 0.9%
First Quantum Minerals Ltd.	52,003	991,625
Petropavlovsk PLC	33,751	300,382

		1,292,007

The accompanying notes are an integral part of the financial statements.

MassMutual Select Diversified International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Office Equipment/Supplies — 1.3%
Canon, Inc.	40,100	$1,912,164

Oil & Gas — 10.4%
BP PLC	398,223	2,974,330
CNOOC Ltd.	641,000	1,310,376
ENI SpA	149,308	3,498,413
JX Holdings, Inc.	219,700	1,374,380
Repsol YPF SA	53,568	1,345,763
Royal Dutch Shell PLC Class A	136,008	4,747,904

		15,251,166

Pharmaceuticals — 7.9%
Bayer AG	41,728	2,937,552
GlaxoSmithKline PLC	112,481	2,511,740
Roche Holding AG	12,887	2,243,714
Sanofi	32,500	2,519,652
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	28,216	1,271,413

		11,484,071

Retail — 1.2%
Kingfisher PLC	352,831	1,730,055

Semiconductors — 1.5%
Samsung Electronics Co., Ltd.	1,945	2,190,382

Telecommunications — 8.7%
KDDI Corp.	219	1,425,000
Koninklijke KPN NV	30,387	334,094
KT Corp. Sponsored ADR (Republic of Korea) (a)	61,640	843,852
Nippon Telegraph & Telephone Corp.	34,000	1,547,125
Telecom Corp. of New Zealand Ltd.	605,909	1,203,188
Telefonaktiebolaget LM Ericsson Class B	194,845	2,015,316
Vodafone Group PLC	1,930,510	5,330,387

		12,698,962

Transportation — 0.7%
East Japan Railway	16,400	1,036,743

Water — 0.6%
Suez Environnement Co.	60,080	921,813

TOTAL COMMON STOCK (Cost $138,651,339)		140,275,468

PREFERRED STOCK — 1.0%
Auto Manufacturers — 1.0%
Volkswagen AG 1.720%	8,409	1,480,149

TOTAL PREFERRED STOCK (Cost $1,529,761)		1,480,149

TOTAL EQUITIES (Cost $140,181,100)		141,755,617

		Value
TOTAL LONG-TERM INVESTMENTS (Cost $140,181,100)		$141,755,617

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (b)	$2,860,957	2,860,957

TOTAL SHORT-TERM INVESTMENTS (Cost $2,860,957)		2,860,957

TOTAL INVESTMENTS — 98.9% (Cost $143,042,057) (c)		144,616,574

Other Assets/(Liabilities) — 1.1%		1,642,734

NET ASSETS — 100.0%		$146,259,308

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,860,960. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $2,920,331.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 97.0%
Advertising — 0.7%
Publicis Groupe	68,200	$3,757,980

Aerospace & Defense — 0.3%
European Aeronautic Defence and Space Co.	42,846	1,753,757

Agriculture — 0.7%
British American Tobacco PLC	40,707	2,055,733
Japan Tobacco, Inc.	348	1,972,582

		4,028,315

Apparel — 0.4%
Burberry Group PLC	97,093	2,323,249

Auto Manufacturers — 4.5%
Bayerische Motoren Werke AG	11,728	1,054,589
Daimler AG	90,500	5,456,140
Fiat Industrial SpA (a)	154,100	1,643,213
Honda Motor Co. Ltd.	270,000	10,378,640
Nissan Motor Co. Ltd.	188,400	2,019,274
Toyota Motor Corp.	126,300	5,499,372

		26,051,228

Automotive & Parts — 1.1%
Bridgestone Corp.	41,900	1,024,992
Delphi Automotive PLC (a)	18,950	598,820
Denso Corp.	135,700	4,586,925

		6,210,737

Banks — 12.9%
Australia & New Zealand Banking Group Ltd.	105,283	2,537,684
Banco Bilbao Vizcaya Argentaria SA	129,499	1,029,516
Banco Santander SA	928,787	7,140,240
Bank of Ireland (a)	18,241,300	3,048,740
Barclays PLC	1,100,477	4,156,099
BNP Paribas	139,179	6,611,079
China Construction Bank Corp. Class H	1,632,000	1,262,285
Deutsche Bank AG	29,105	1,447,908
The Governor & Co. of the Bank of Ireland (a)	1,406,600	232,445
HSBC Holdings PLC	1,270,899	11,281,008
ICICI Bank Ltd. Sponsored ADR (India)	99,010	3,452,479
Intesa Sanpaolo	2,438,000	4,373,231
Julius Baer Group Ltd. (a)	136,088	5,496,543
Komercni Banka AS	13,797	2,748,746
Lloyds Banking Group PLC (a)	8,418,500	4,526,986
Nordea Bank AB	196,125	1,784,028
Standard Chartered PLC	205,237	5,117,850
Sumitomo Mitsui Financial Group, Inc.	90,300	2,998,273

	Number of Shares	Value
Swedbank AB	40,468	$630,006
UniCredit SpA	196,558	985,299
Westpac Banking Corp.	126,800	2,876,469

		73,736,914

Beverages — 4.9%
Asahi Group Holdings Ltd.	33,600	747,469
Diageo PLC	413,516	9,957,053
Heineken Holding NV Class A	51,600	2,414,949
Heineken NV	157,331	8,742,295
Pernod-Ricard SA	49,651	5,190,764
SABMiller PLC	24,214	971,720
Treasury Wine Estates Ltd.	84,066	357,223

		28,381,473

Building Materials — 0.9%
Compagnie de Saint-Gobain	27,118	1,211,883
Geberit AG Registered (a)	4,200	879,072
Holcim Ltd. (a)	45,402	2,964,077

		5,055,032

Chemicals — 7.0%
Air Liquide	42,391	5,652,934
Akzo Nobel NV	146,903	8,666,378
BASF SE	14,968	1,310,676
Givaudan SA Registered (a)	5,501	5,307,708
Linde AG	62,764	11,262,572
Shin-Etsu Chemical Co. Ltd.	113,700	6,621,455
Solvay SA Class A	11,347	1,342,380

		40,164,103

Commercial Services — 3.2%
Adecco SA (a)	97,100	5,084,360
Experian PLC	79,632	1,240,675
G4S PLC	704,400	3,068,979
Hays PLC	879,861	1,186,257
Meitec Corp.	67,900	1,378,675
Randstad Holding NV	97,571	3,678,418
Secom Co. Ltd.	53,500	2,632,270

		18,269,634

Computers — 0.5%
Fujitsu LTD	294,000	1,552,950
HTC Corp.	76,150	1,540,939

		3,093,889

Cosmetics & Personal Care — 0.9%
Beiersdorf AG	82,264	5,372,435

Distribution & Wholesale — 1.5%
Li & Fung Ltd.	1,447,600	3,306,853
Marubeni Corp.	143,000	1,036,480
Mitsui & Co. Ltd.	39,900	656,706
Sumitomo Corp.	147,300	2,150,269
Wolseley PLC	45,000	1,714,961

		8,865,269

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial — 5.0%
African Bank Investments Ltd.	163,914	$852,610
BM&F BOVESPA SA	393,300	2,421,700
Credit Suisse Group (a)	279,229	7,955,229
Daiwa Securities Group, Inc.	1,471,120	5,893,116
Deutsche Boerse AG	49,455	3,329,872
Schroders PLC	161,100	4,072,441
UBS AG (a)	295,900	4,149,543

		28,674,511

Electric — 0.6%
E.ON AG	81,275	1,946,689
Red Electrica Corp. SA	29,042	1,420,488

		3,367,177

Electrical Components & Equipment — 2.4%
Hitachi Ltd.	232,000	1,499,777
Legrand SA	97,695	3,593,646
Mitsubishi Electric Corp.	100,000	889,319
Schneider Electric SA	117,199	7,652,289

		13,635,031

Electronics — 3.4%
Fanuc Ltd.	21,500	3,864,158
Hon Hai Precision Industry Co. Ltd.	1,017,100	3,946,557
Hoya Corp.	132,800	2,987,121
Koninklijke Philips Electronics NV	231,800	4,697,892
Omron Corp.	179,600	3,896,930

		19,392,658

Food Services — 1.2%
Compass Group PLC	499,390	5,233,696
Sodexo	20,196	1,657,835

		6,891,531

Foods — 4.5%
Danone SA	95,484	6,658,442
Koninlijke Ahold NV	141,200	1,956,182
Nestle SA	200,361	12,609,667
Tesco PLC	632,367	3,337,148
Unilever NV	29,402	1,000,480

		25,561,919

Forest Products & Paper — 0.3%
UPM-Kymmene OYJ	120,069	1,634,017

Gas — 0.9%
Centrica PLC	335,584	1,700,366
Gaz De France	64,618	1,668,196
Snam Rete Gas SpA	341,765	1,643,056

		5,011,618

Health Care – Products — 0.6%
Sonova Holding AG (a)	16,826	1,870,756
Synthes, Inc. (b)	8,637	1,498,909

		3,369,665

	Number of Shares	Value
Holding Company – Diversified — 1.6%
Hutchison Whampoa Ltd.	180,000	$1,795,948
LVMH Moet Hennessy Louis Vuitton SA	42,888	7,368,104

		9,164,052

Household Products — 0.7%
Reckitt Benckiser Group PLC	70,675	3,997,305

Insurance — 4.6%
AIA Group Ltd.	721,800	2,643,201
Allianz SE	58,162	6,950,843
ING Groep NV (a)	693,599	5,784,080
Prudential PLC	217,770	2,605,125
QBE Insurance Group Ltd.	291,752	4,292,079
Swiss Re Ltd. (a)	60,236	3,852,884

		26,128,212

Iron & Steel — 0.2%
ArcelorMittal	54,099	1,034,993

Lodging — 0.2%
Intercontinental Hotels Group PLC	61,436	1,426,257

Machinery – Construction & Mining — 0.7%
Atlas Copco AB	7,800	168,037
Rio Tinto PLC	69,220	3,836,971

		4,005,008

Manufacturing — 0.9%
Olympus Corp. (a)	65,300	1,067,904
Smiths Group PLC	239,564	4,035,118

		5,103,022

Media — 1.9%
Grupo Televisa SAB Sponsored ADR (Mexico)	32,000	674,560
Reed Elsevier PLC	110,400	978,175
Thomson Reuters Corp.	92,400	2,671,629
Wolters Kluwer NV	61,691	1,167,714
WPP PLC	402,777	5,505,600

		10,997,678

Metal Fabricate & Hardware — 0.6%
Assa Abloy AB Series B	107,900	3,393,260

Mining — 0.6%
First Quantum Minerals Ltd.	43,159	822,983
Orica Ltd.	79,600	2,306,950
Petropavlovsk PLC	27,956	248,807

		3,378,740

Office Equipment/Supplies — 2.0%
Canon, Inc.	247,050	11,780,554

Oil & Gas — 4.7%
BG Group PLC	106,009	2,459,270
BP PLC	324,931	2,426,911
CNOOC Ltd.	1,260,000	2,575,778

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ENI SpA	122,212	$2,863,531
Inpex Corp.	779	5,290,233
JX Holdings, Inc.	178,200	1,114,768
Repsol YPF SA	43,854	1,101,723
Royal Dutch Shell PLC Class A	259,828	9,070,336

		26,902,550

Packaging & Containers — 0.8%
Amcor Ltd.	611,300	4,712,325

Pharmaceuticals — 4.9%
Bayer AG	121,520	8,554,720
GlaxoSmithKline PLC	114,979	2,567,522
Merck KGaA	33,146	3,668,222
Novartis AG	40,200	2,226,454
Roche Holding AG	45,064	7,845,946
Sanofi	26,454	2,050,919
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	23,022	1,037,371

		27,951,154

Retail — 3.2%
Cie Financiere Richemont SA	70,412	4,421,042
Hennes & Mauritz AB Class B	65,150	2,356,723
Kingfisher PLC	287,234	1,408,410
Lawson, Inc.	77,800	4,905,692
PPR	21,800	3,748,222
Signet Jewelers Ltd.	37,500	1,773,000

		18,613,089

Semiconductors — 2.7%
Rohm Co. Ltd.	88,000	4,347,241
Samsung Electronics Co., Ltd.	6,035	6,796,377
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	287,077	4,386,536

		15,530,154

Software — 2.8%
Amadeus IT Holding SA	188,390	3,553,295
Dassault Systemes SA	18,156	1,669,570
Infosys Ltd. Sponsored ADR (India)	30,910	1,762,797
SAP AG	130,217	9,093,289

		16,078,951

Telecommunications — 3.5%
China Unicom Ltd.	1,440,000	2,410,340
KDDI Corp.	182	1,184,246
Koninklijke KPN NV	25,203	277,098
KT Corp. Sponsored ADR (Republic of Korea) (a)	51,465	704,556
MTN Group Ltd.	106,005	1,867,938
Nippon Telegraph & Telephone Corp.	27,700	1,260,452
NTT DOCOMO, Inc.	778	1,296,707
Singapore Telecommunications Ltd.	338,500	848,055
Singapore Telecommunications Ltd.	22,000	54,910

	Number of Shares	Value
Telecom Corp. of New Zealand Ltd.	491,544	$976,087
Telefonaktiebolaget LM Ericsson Class B	158,984	1,644,400
Tim Participacoes SA Sponsored ADR (Brazil)	106,890	3,448,272
Vodafone Group PLC	1,580,421	4,363,746

		20,336,807

Transportation — 1.9%
Canadian National Railway Co.	75,690	6,012,057
East Japan Railway	13,300	840,773
Kuehne & Nagel International AG	28,000	3,785,445

		10,638,275

Water — 0.1%
Suez Environnement Co.	48,946	750,983

TOTAL COMMON STOCK (Cost $516,495,618)		556,525,511

PREFERRED STOCK — 0.2%
Auto Manufacturers — 0.2%
Volkswagen AG 1.720%	6,862	1,207,846

TOTAL PREFERRED STOCK (Cost $1,244,908)		1,207,846

TOTAL EQUITIES (Cost $517,740,526)		557,733,357

TOTAL LONG-TERM INVESTMENTS (Cost $517,740,526)		557,733,357

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/30/12, 0.010%, due 4/02/12 (c)	$12,035,449	12,035,449

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/02/12	24,129	24,129

TOTAL SHORT-TERM INVESTMENTS (Cost $12,059,578)		12,059,578

TOTAL INVESTMENTS — 99.3% (Cost $529,800,104) (d)		569,792,935

Other Assets/(Liabilities) — 0.7%		3,830,293

NET ASSETS — 100.0%		$573,623,228

The accompanying notes are an integral part of the financial statements.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $1,498,909 or 0.26% of net assets.
(c)	Maturity value of $12,035,459. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 5/15/39 – 11/15/40, and an aggregate market value, including accrued interest, of $12,281,721.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	5,758,779	$65,534,900
MassMutual Premier Disciplined Growth Fund, Class S (a)	709,381	7,753,533
MassMutual Premier Disciplined Value Fund, Class S (a)	726,404	7,881,486
MassMutual Premier Focused International Fund, Class Z (a)	109,064	1,269,507
MassMutual Premier High Yield Fund, Class Z (a)	1,056,580	9,657,142
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,705,686	19,785,959
MassMutual Premier International Bond Fund, Class S (a)	661,317	6,679,302
MassMutual Premier International Equity Fund, Class S (a)	206,108	2,716,504
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	91,370	1,085,474
MassMutual Premier Money Market Fund, Class S (a)	1,096,373	1,096,373
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	4,352,306	46,134,444
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	443,160	5,477,452
MassMutual Premier Value Fund, Class S (a)	21,640	325,027
MassMutual Select BlackRock Global Allocation Fund, Class S (a)	129,657	1,391,224
MassMutual Select Blue Chip Growth Fund, Class S (a)	152,976	1,961,151
MassMutual Select Core Opportunities Fund, Class S (a)	240,676	2,401,946
MassMutual Select Diversified International Fund, Class S (a)	413,708	2,627,044
MassMutual Select Diversified Value Fund, Class S (a)	202,745	2,007,177
MassMutual Select Focused Value Fund, Class Z (a)	214,017	4,177,613
MassMutual Select Fundamental Value Fund, Class Z (a)	281,432	3,185,810
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	173,316	1,540,782
MassMutual Select Large Cap Growth Fund, Class S (a)	256,777	2,331,538
MassMutual Select Large Cap Value Fund, Class S (a)	46,228	518,682

	Number of Shares	Value
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	212,209	$3,437,788
MassMutual Select Mid-Cap Value Fund, Class S (a)	330,637	3,617,169
MassMutual Select Overseas Fund, Class Z (a)	978,985	7,029,110
MassMutual Select PIMCO Total Return Fund, Class Z (a)	498,487	5,109,489
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	122,878	1,993,087
MassMutual Select Small Cap Value Equity Fund, Class S (a)	192,719	2,006,207
MassMutual Select Small Company Growth Fund, Class S (a) (b)	94,967	1,055,079
MassMutual Select Small Company Value Fund, Class Z (a)	108,760	1,535,691
MassMutual Select Strategic Bond Fund, Class S (a)	1,042,721	10,521,058
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	1,335,005	4,699,218
Oppenheimer Developing Markets Fund, Class Y (a)	78,181	2,602,630
Oppenheimer Real Estate Fund, Class Y (a)	239,426	5,327,227

		246,473,823

TOTAL MUTUAL FUNDS (Cost $243,964,524)		246,473,823

TOTAL LONG-TERM INVESTMENTS (Cost $243,964,524)		246,473,823

TOTAL INVESTMENTS — 100.1% (Cost $243,964,524) (c)		246,473,823

Other Assets/(Liabilities) — (0.1)%		(169,697)

NET ASSETS — 100.0%		$246,304,126

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	8,990,401	$102,310,764
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,972,129	32,485,368
MassMutual Premier Disciplined Value Fund, Class S (a)	2,670,202	28,971,688
MassMutual Premier Focused International Fund, Class Z (a)	492,855	5,736,836
MassMutual Premier High Yield Fund, Class Z (a)	1,899,289	17,359,498
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	2,021,469	23,449,035
MassMutual Premier International Bond Fund, Class S (a)	802,753	8,107,808
MassMutual Premier International Equity Fund, Class S (a)	970,791	12,795,027
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	1,137,928	13,518,584
MassMutual Premier Money Market Fund, Class S (a)	801,961	801,961
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	3,049,344	32,323,051
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	1,442,386	17,827,886
MassMutual Premier Value Fund, Class S (a)	77,146	1,158,729
MassMutual Select BlackRock Global Allocation Fund, Class S (a)	512,789	5,502,231
MassMutual Select Blue Chip Growth Fund, Class S (a)	837,376	10,735,158
MassMutual Select Core Opportunities Fund, Class S (a)	566,605	5,654,721
MassMutual Select Diversified International Fund, Class S (a)	1,526,054	9,690,441
MassMutual Select Diversified Value Fund, Class S (a)	950,191	9,406,887
MassMutual Select Focused Value Fund, Class Z (a)	489,632	9,557,617
MassMutual Select Fundamental Value Fund, Class Z (a)	1,457,533	16,499,278
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	1,202,501	10,690,237
MassMutual Select Large Cap Growth Fund, Class S (a)	732,503	6,651,129
MassMutual Select Large Cap Value Fund, Class S (a)	293,723	3,295,572

	Number of Shares	Value
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	1,198,851	$19,421,392
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,758,846	19,241,780
MassMutual Select Overseas Fund, Class Z (a)	5,447,938	39,116,195
MassMutual Select PIMCO Total Return Fund, Class Z (a)	724,421	7,425,313
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	240,384	3,899,024
MassMutual Select Small Cap Value Equity Fund, Class S (a)	826,530	8,604,175
MassMutual Select Small Company Growth Fund, Class S (a) (b)	303,168	3,368,198
MassMutual Select Small Company Value Fund, Class Z (a)	93,800	1,324,461
MassMutual Select Strategic Bond Fund, Class S (a)	1,092,771	11,026,055
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	4,707,627	16,570,846
Oppenheimer Developing Markets Fund, Class Y (a)	158,260	5,268,481
Oppenheimer Real Estate Fund, Class Y (a)	815,573	18,146,504

		537,941,930

TOTAL MUTUAL FUNDS (Cost $525,936,073)		537,941,930

TOTAL LONG-TERM INVESTMENTS (Cost $525,936,073)		537,941,930

TOTAL INVESTMENTS — 100.1% (Cost $525,936,073) (c)		537,941,930

Other Assets/(Liabilities) — (0.1)%		(361,254)

NET ASSETS — 100.0%		$537,580,676

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	2,639,416	$30,036,554
MassMutual Premier Disciplined Growth Fund, Class S (a)	3,175,794	34,711,427
MassMutual Premier Disciplined Value Fund, Class S (a)	2,663,526	28,899,254
MassMutual Premier Focused International Fund, Class Z (a)	459,590	5,349,623
MassMutual Premier High Yield Fund, Class Z (a)	811,197	7,414,341
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	414,216	4,804,911
MassMutual Premier International Bond Fund, Class S (a)	404,683	4,087,296
MassMutual Premier International Equity Fund, Class S (a)	986,067	12,996,357
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	1,111,520	13,204,852
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	594,807	6,304,956
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	1,279,890	15,819,445
MassMutual Premier Value Fund, Class S (a)	98,753	1,483,275
MassMutual Select BlackRock Global Allocation Fund, Class S (a)	369,862	3,968,617
MassMutual Select Blue Chip Growth Fund, Class S (a)	902,393	11,568,679
MassMutual Select Core Opportunities Fund, Class S (a)	392,652	3,918,666
MassMutual Select Diversified International Fund, Class S (a)	2,353,746	14,946,290
MassMutual Select Diversified Value Fund, Class S (a)	1,275,144	12,623,928
MassMutual Select Focused Value Fund, Class Z (a)	317,168	6,191,117
MassMutual Select Fundamental Value Fund, Class Z (a)	1,702,723	19,274,820
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	1,462,999	13,006,057
MassMutual Select Large Cap Growth Fund, Class S (a)	932,450	8,466,650
MassMutual Select Large Cap Value Fund, Class S (a)	324,006	3,635,348
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	1,037,162	16,802,018
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,487,033	16,268,144
MassMutual Select Overseas Fund, Class Z (a)	5,380,136	38,629,377

	Number of Shares	Value
MassMutual Select PIMCO Total Return Fund, Class Z (a)	267,068	$2,737,452
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	288,586	4,680,864
MassMutual Select Small Cap Value Equity Fund, Class S (a)	778,516	8,104,348
MassMutual Select Small Company Growth Fund, Class S (a) (b)	407,412	4,526,343
MassMutual Select Small Company Value Fund, Class Z (a)	265,463	3,748,339
MassMutual Select Strategic Bond Fund, Class S (a)	353,313	3,564,929
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	3,985,900	14,030,369
Oppenheimer Developing Markets Fund, Class Y (a)	77,953	2,595,069
Oppenheimer Real Estate Fund, Class Y (a)	625,499	13,917,346

		392,317,061

TOTAL MUTUAL FUNDS (Cost $380,183,734)		392,317,061

TOTAL LONG-TERM INVESTMENTS (Cost $380,183,734)		392,317,061

TOTAL INVESTMENTS — 100.1% (Cost $380,183,734) (c)		392,317,061

Other Assets/(Liabilities) — (0.1)%		(258,716)

NET ASSETS — 100.0%		$392,058,345

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART Growth Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	79,211	$901,423
MassMutual Premier Disciplined Growth Fund, Class S (a)	614,541	6,716,929
MassMutual Premier Disciplined Value Fund, Class S (a)	461,187	5,003,877
MassMutual Premier Focused International Fund, Class Z (a)	102,947	1,198,300
MassMutual Premier High Yield Fund, Class Z (a)	69,159	632,111
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	19,822	229,935
MassMutual Premier International Bond Fund, Class S (a)	28,205	284,870
MassMutual Premier International Equity Fund, Class S (a)	192,540	2,537,676
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	120,988	1,437,334
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	16,086	170,514
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	289,063	3,572,821
MassMutual Premier Value Fund, Class S (a)	29,886	448,889
MassMutual Select BlackRock Global Allocation Fund, Class S (a)	8,895	95,441
MassMutual Select Blue Chip Growth Fund, Class S (a)	225,429	2,890,005
MassMutual Select Core Opportunities Fund, Class S (a)	77,732	775,761
MassMutual Select Diversified International Fund, Class S (a)	538,902	3,422,029
MassMutual Select Diversified Value Fund, Class S (a)	308,959	3,058,690
MassMutual Select Focused Value Fund, Class Z (a)	62,071	1,211,628
MassMutual Select Fundamental Value Fund, Class Z (a)	411,245	4,655,293
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	326,956	2,906,637
MassMutual Select Large Cap Growth Fund, Class S (a)	216,420	1,965,095
MassMutual Select Large Cap Value Fund, Class S (a)	89,351	1,002,523
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	221,823	3,593,527
MassMutual Select Mid-Cap Value Fund, Class S (a)	322,099	3,523,766
MassMutual Select Overseas Fund, Class Z (a)	1,048,994	7,531,777

	Number of Shares	Value
MassMutual Select PIMCO Total Return Fund, Class Z (a)	9,235	$94,656
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	75,541	1,225,275
MassMutual Select Small Cap Value Equity Fund, Class S (a)	158,565	1,650,664
MassMutual Select Small Company Growth Fund, Class S (a) (b)	101,611	1,128,903
MassMutual Select Small Company Value Fund, Class Z (a)	72,443	1,022,894
MassMutual Select Strategic Bond Fund, Class S (a)	32,566	328,587
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	785,559	2,765,169
Oppenheimer Developing Markets Fund, Class Y (a)	10,008	333,179
Oppenheimer Real Estate Fund, Class Y (a)	125,102	2,783,512

		71,099,690

TOTAL MUTUAL FUNDS (Cost $68,664,097)		71,099,690

TOTAL LONG-TERM INVESTMENTS (Cost $68,664,097)		71,099,690

TOTAL INVESTMENTS — 100.1% (Cost $68,664,097) (c)		71,099,690

Other Assets/(Liabilities) — (0.1)%		(49,403)

NET ASSETS — 100.0%		$71,050,287

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART In Retirement Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,632,336	$18,575,982
MassMutual Premier Disciplined Growth Fund, Class S (a)	355,672	3,887,491
MassMutual Premier Disciplined Value Fund, Class S (a)	368,406	3,997,202
MassMutual Premier Focused International Fund, Class Z (a)	41,611	484,355
MassMutual Premier High Yield Fund, Class Z (a)	320,969	2,933,658
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	939,430	10,897,387
MassMutual Premier International Bond Fund, Class S (a)	362,541	3,661,668
MassMutual Premier International Equity Fund, Class S (a)	94,993	1,252,009
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	5,140	61,065
MassMutual Premier Money Market Fund, Class S (a)	369,442	369,442
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,812,024	19,207,454
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	188,279	2,327,123
MassMutual Premier Value Fund, Class S (a)	9,338	140,257
MassMutual Select Blue Chip Growth Fund, Class S (a)	55,256	708,381
MassMutual Select Core Opportunities Fund, Class S (a)	90,388	902,076
MassMutual Select Diversified International Fund, Class S (a)	176,155	1,118,586
MassMutual Select Diversified Value Fund, Class S (a)	70,777	700,696
MassMutual Select Focused Value Fund, Class Z (a)	90,613	1,768,757
MassMutual Select Fundamental Value Fund, Class Z (a)	102,939	1,165,270
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	61,787	549,285
MassMutual Select Large Cap Growth Fund, Class S (a)	98,637	895,621
MassMutual Select Large Cap Value Fund, Class S (a)	13,157	147,620
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	94,976	1,538,610
MassMutual Select Mid-Cap Value Fund, Class S (a)	145,725	1,594,236

	Number of Shares	Value
MassMutual Select Overseas Fund, Class Z (a)	488,270	$3,505,778
MassMutual Select PIMCO Total Return Fund, Class Z (a)	250,757	2,570,259
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	47,124	764,344
MassMutual Select Small Cap Value Equity Fund, Class S (a)	75,697	788,008
MassMutual Select Small Company Growth Fund, Class S (a) (b)	41,552	461,647
MassMutual Select Small Company Value Fund, Class Z (a)	44,024	621,620
MassMutual Select Strategic Bond Fund, Class S (a)	343,915	3,470,103
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	592,515	2,085,654
Oppenheimer Developing Markets Fund, Class Y (a)	31,437	1,046,538
Oppenheimer Real Estate Fund, Class Y (a)	113,584	2,527,238

		96,725,420

TOTAL MUTUAL FUNDS (Cost $92,527,365)		96,725,420

TOTAL LONG-TERM INVESTMENTS (Cost $92,527,365)		96,725,420

TOTAL INVESTMENTS — 100.1% (Cost $92,527,365) (c)		96,725,420

Other Assets/(Liabilities) — (0.1)%		(77,414)

NET ASSETS — 100.0%		$96,648,006

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2010 Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,683,485	$19,158,057
MassMutual Premier Disciplined Growth Fund, Class S (a)	576,894	6,305,455
MassMutual Premier Disciplined Value Fund, Class S (a)	550,955	5,977,863
MassMutual Premier Focused International Fund, Class Z (a)	73,835	859,439
MassMutual Premier High Yield Fund, Class Z (a)	401,872	3,673,110
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	799,657	9,276,025
MassMutual Premier International Bond Fund, Class S (a)	298,550	3,015,356
MassMutual Premier International Equity Fund, Class S (a)	164,966	2,174,253
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	16,480	195,785
MassMutual Premier Money Market Fund, Class S (a)	269,634	269,634
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,190,755	12,622,003
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	264,390	3,267,864
MassMutual Premier Value Fund, Class S (a)	18,080	271,557
MassMutual Select Blue Chip Growth Fund, Class S (a)	81,340	1,042,784
MassMutual Select Core Opportunities Fund, Class S (a)	107,477	1,072,618
MassMutual Select Diversified International Fund, Class S (a)	331,994	2,108,161
MassMutual Select Diversified Value Fund, Class S (a)	124,538	1,232,924
MassMutual Select Focused Value Fund, Class Z (a)	99,783	1,947,754
MassMutual Select Fundamental Value Fund, Class Z (a)	175,441	1,985,988
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	102,454	910,819
MassMutual Select Large Cap Growth Fund, Class S (a)	155,411	1,411,133
MassMutual Select Large Cap Value Fund, Class S (a)	18,876	211,791
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	193,250	3,130,647
MassMutual Select Mid-Cap Value Fund, Class S (a)	283,346	3,099,808

	Number of Shares	Value
MassMutual Select Overseas Fund, Class Z (a)	863,050	$6,196,697
MassMutual Select PIMCO Total Return Fund, Class Z (a)	327,359	3,355,431
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	57,356	930,321
MassMutual Select Small Cap Value Equity Fund, Class S (a)	136,705	1,423,101
MassMutual Select Small Company Growth Fund, Class S (a) (b)	63,216	702,325
MassMutual Select Small Company Value Fund, Class Z (a)	46,848	661,495
MassMutual Select Strategic Bond Fund, Class S (a)	303,422	3,061,528
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	748,414	2,634,417
Oppenheimer Developing Markets Fund, Class Y (a)	33,340	1,109,889
Oppenheimer Real Estate Fund, Class Y (a)	144,478	3,214,632

		108,510,664

TOTAL MUTUAL FUNDS (Cost $103,102,493)		108,510,664

TOTAL LONG-TERM INVESTMENTS (Cost $103,102,493)		108,510,664

TOTAL INVESTMENTS —100.1% (Cost $103,102,493) (c)		108,510,664

Other Assets/(Liabilities) — (0.1)%		(74,271)

NET ASSETS — 100.0%		$108,436,393

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2015 Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	50,743	$577,457
MassMutual Premier Disciplined Growth Fund, Class S (a)	22,686	247,956
MassMutual Premier Disciplined Value Fund, Class S (a)	22,520	244,346
MassMutual Premier Focused International Fund, Class Z (a)	4,573	53,229
MassMutual Premier High Yield Fund, Class Z (a)	13,750	125,677
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	27,989	324,667
MassMutual Premier International Bond Fund, Class S (a)	11,945	120,644
MassMutual Premier International Equity Fund, Class S (a)	8,829	116,367
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	889	10,559
MassMutual Premier Money Market Fund, Class S (a)	1,296	1,296
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	25,955	275,122
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	12,024	148,622
MassMutual Premier Value Fund, Class S (a)	987	14,821
MassMutual Select Blue Chip Growth Fund, Class S (a)	5,161	66,161
MassMutual Select Core Opportunities Fund, Class S (a)	5,115	51,045
MassMutual Select Diversified International Fund, Class S (a)	18,871	119,829
MassMutual Select Diversified Value Fund, Class S (a)	7,645	75,686
MassMutual Select Focused Value Fund, Class Z (a)	3,901	76,144
MassMutual Select Fundamental Value Fund, Class Z (a)	10,481	118,647
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	7,214	64,136
MassMutual Select Large Cap Growth Fund, Class S (a)	3,925	35,643
MassMutual Select Large Cap Value Fund, Class S (a)	2,275	25,530
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	8,134	131,778
MassMutual Select Mid-Cap Value Fund, Class S (a)	14,158	154,888
MassMutual Select Overseas Fund, Class Z (a)	40,420	290,215

	Number of Shares	Value
MassMutual Select PIMCO Total Return Fund, Class Z (a)	11,083	$113,600
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	4,882	79,190
MassMutual Select Small Cap Value Equity Fund, Class S (a)	7,975	83,025
MassMutual Select Small Company Growth Fund, Class S (a) (b)	4,896	54,398
MassMutual Select Small Company Value Fund, Class Z (a)	3,695	52,175
MassMutual Select Strategic Bond Fund, Class S (a)	8,714	87,927
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	34,283	120,677
Oppenheimer Developing Markets Fund, Class Y (a)	1,216	40,485
Oppenheimer Real Estate Fund, Class Y (a)	7,115	158,300

		4,260,242

TOTAL MUTUAL FUNDS (Cost $4,024,114)		4,260,242

TOTAL LONG-TERM INVESTMENTS (Cost $4,024,114)		4,260,242

TOTAL INVESTMENTS — 100.1% (Cost $4,024,114) (c)		4,260,242

Other Assets/(Liabilities) — (0.1)%		(6,126)

NET ASSETS — 100.0%		$4,254,116

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2020 Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	3,409,169	$38,796,340
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,713,497	29,658,522
MassMutual Premier Disciplined Value Fund, Class S (a)	2,512,863	27,264,562
MassMutual Premier Focused International Fund, Class Z (a)	405,881	4,724,460
MassMutual Premier High Yield Fund, Class Z (a)	1,655,267	15,129,138
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	1,399,190	16,230,599
MassMutual Premier International Bond Fund, Class S (a)	1,056,907	10,674,760
MassMutual Premier International Equity Fund, Class S (a)	881,907	11,623,534
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	1,302,076	15,468,668
MassMutual Premier Money Market Fund, Class S (a)	36,060	36,060
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,587,294	16,825,319
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	1,160,914	14,348,894
MassMutual Premier Value Fund, Class S (a)	81,175	1,219,245
MassMutual Select Blue Chip Growth Fund, Class S (a)	583,834	7,484,757
MassMutual Select Core Opportunities Fund, Class S (a)	397,109	3,963,148
MassMutual Select Diversified International Fund, Class S (a)	1,793,528	11,388,905
MassMutual Select Diversified Value Fund, Class S (a)	948,487	9,390,022
MassMutual Select Focused Value Fund, Class Z (a)	345,193	6,738,167
MassMutual Select Fundamental Value Fund, Class Z (a)	1,265,746	14,328,249
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	791,268	7,034,369
MassMutual Select Large Cap Growth Fund, Class S (a)	1,133,633	10,293,389
MassMutual Select Large Cap Value Fund, Class S (a)	182,757	2,050,530
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	901,316	14,601,327
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,300,363	14,225,969

	Number of Shares	Value
MassMutual Select Overseas Fund, Class Z (a)	4,288,989	$30,794,944
MassMutual Select PIMCO Total Return Fund, Class Z (a)	673,928	6,907,761
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	102,478	1,662,200
MassMutual Select Small Cap Value Equity Fund, Class S (a)	309,571	3,222,633
MassMutual Select Small Company Growth Fund, Class S (a) (b)	279,516	3,105,419
MassMutual Select Small Company Value Fund, Class Z (a)	183,660	2,593,276
MassMutual Select Strategic Bond Fund, Class S (a)	480,602	4,849,271
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	3,155,587	11,107,665
Oppenheimer Developing Markets Fund, Class Y (a)	78,497	2,613,165
Oppenheimer Real Estate Fund, Class Y (a)	703,075	15,643,424

		385,998,691

TOTAL MUTUAL FUNDS (Cost $351,895,154)		385,998,691

TOTAL LONG-TERM INVESTMENTS (Cost $351,895,154)		385,998,691

TOTAL INVESTMENTS — 100.1% (Cost $351,895,154) (c)		385,998,691

Other Assets/(Liabilities) — (0.1)%		(221,539)

NET ASSETS — 100.0%		$385,777,152

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2025 Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Diversified Financial — 100.2%
MassMutual Premier Core Bond Fund, Class Z (a)	16,129	$183,543
MassMutual Premier Disciplined Growth Fund, Class S (a)	19,848	216,935
MassMutual Premier Disciplined Value Fund, Class S (a)	19,509	211,670
MassMutual Premier Focused International Fund, Class Z (a)	4,492	52,282
MassMutual Premier High Yield Fund, Class Z (a)	14,167	129,485
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	6,843	79,382
MassMutual Premier International Bond Fund, Class S (a)	9,300	93,932
MassMutual Premier International Equity Fund, Class S (a)	9,142	120,494
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	989	11,755
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	8,595	91,112
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	10,897	134,682
MassMutual Premier Value Fund, Class S (a)	927	13,926
MassMutual Select Blue Chip Growth Fund, Class S (a)	7,227	92,646
MassMutual Select Core Opportunities Fund, Class S (a)	3,605	35,979
MassMutual Select Diversified International Fund, Class S (a)	18,443	117,111
MassMutual Select Diversified Value Fund, Class S (a)	10,198	100,956
MassMutual Select Focused Value Fund, Class Z (a)	3,049	59,523
MassMutual Select Fundamental Value Fund, Class Z (a)	13,906	157,411
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	10,203	90,700
MassMutual Select Large Cap Growth Fund, Class S (a)	6,766	61,432
MassMutual Select Large Cap Value Fund, Class S (a)	2,776	31,148
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	7,370	119,391
MassMutual Select Mid-Cap Value Fund, Class S (a)	12,474	136,469
MassMutual Select Overseas Fund, Class Z (a)	42,517	305,274
MassMutual Select PIMCO Total Return Fund, Class Z (a)	2,742	28,101

	Number of Shares	Value
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	4,706	$76,327
MassMutual Select Small Cap Value Equity Fund, Class S (a)	7,489	77,961
MassMutual Select Small Company Growth Fund, Class S (a) (b)	4,937	54,854
MassMutual Select Small Company Value Fund, Class Z (a)	3,668	51,788
MassMutual Select Strategic Bond Fund, Class S (a)	2,257	22,778
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	32,911	115,847
Oppenheimer Developing Markets Fund, Class Y (a)	841	27,985
Oppenheimer Real Estate Fund, Class Y (a)	6,020	133,934

		3,236,813

TOTAL MUTUAL FUNDS (Cost $3,091,333)		3,236,813

TOTAL LONG-TERM INVESTMENTS (Cost $3,091,333)		3,236,813

TOTAL INVESTMENTS — 100.2% (Cost $3,091,333) (c)		3,236,813

Other Assets/(Liabilities) — (0.2)%		(6,562)

NET ASSETS — 100.0%		$3,230,251

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2030 Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	1,372,963	$15,624,322
MassMutual Premier Disciplined Growth Fund, Class S (a)	2,106,402	23,022,977
MassMutual Premier Disciplined Value Fund, Class S (a)	1,909,917	20,722,597
MassMutual Premier Focused International Fund, Class Z (a)	442,790	5,154,074
MassMutual Premier High Yield Fund, Class Z (a)	1,179,716	10,782,609
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	497,605	5,772,223
MassMutual Premier International Bond Fund, Class S (a)	651,368	6,578,814
MassMutual Premier International Equity Fund, Class S (a)	884,851	11,662,337
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	843,346	10,018,949
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	712,105	7,548,309
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	1,109,857	13,717,837
MassMutual Premier Value Fund, Class S (a)	83,774	1,258,281
MassMutual Select Blue Chip Growth Fund, Class S (a)	776,192	9,950,775
MassMutual Select Core Opportunities Fund, Class S (a)	332,897	3,322,313
MassMutual Select Diversified International Fund, Class S (a)	1,867,934	11,861,379
MassMutual Select Diversified Value Fund, Class S (a)	1,183,498	11,716,635
MassMutual Select Focused Value Fund, Class Z (a)	280,872	5,482,622
MassMutual Select Fundamental Value Fund, Class Z (a)	1,579,303	17,877,707
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	1,073,475	9,543,189
MassMutual Select Large Cap Growth Fund, Class S (a)	1,446,093	13,130,528
MassMutual Select Large Cap Value Fund, Class S (a)	264,962	2,972,871
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	872,298	14,131,230
MassMutual Select Mid-Cap Value Fund, Class S (a)	1,244,372	13,613,427
MassMutual Select Overseas Fund, Class Z (a)	4,495,144	32,275,136

	Number of Shares	Value
MassMutual Select PIMCO Total Return Fund, Class Z (a)	206,501	$2,116,637
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	264,767	4,294,513
MassMutual Select Small Cap Value Equity Fund, Class S (a)	530,232	5,519,712
MassMutual Select Small Company Growth Fund, Class S (a) (b)	297,878	3,309,421
MassMutual Select Small Company Value Fund, Class Z (a)	278,153	3,927,517
MassMutual Select Strategic Bond Fund, Class S (a)	187,127	1,888,110
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	3,026,377	10,652,848
Oppenheimer Developing Markets Fund, Class Y (a)	69,004	2,297,153
Oppenheimer Real Estate Fund, Class Y (a)	597,302	13,289,963

		325,037,015

TOTAL MUTUAL FUNDS (Cost $291,487,054)		325,037,015

TOTAL LONG-TERM INVESTMENTS (Cost $291,487,054)		325,037,015

TOTAL INVESTMENTS — 100.1% (Cost $291,487,054) (c)		325,037,015

Other Assets/(Liabilities) — (0.1)%		(179,830)

NET ASSETS — 100.0%		$324,857,185

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2035 Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.2%
Diversified Financial — 100.2%
MassMutual Premier Core Bond Fund, Class Z (a)	9,794	$111,457
MassMutual Premier Disciplined Growth Fund, Class S (a)	17,628	192,675
MassMutual Premier Disciplined Value Fund, Class S (a)	16,773	181,988
MassMutual Premier Focused International Fund, Class Z (a)	4,481	52,158
MassMutual Premier High Yield Fund, Class Z (a)	7,510	68,642
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	3,041	35,279
MassMutual Premier International Bond Fund, Class S (a)	6,108	61,693
MassMutual Premier International Equity Fund, Class S (a)	8,801	115,994
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	559	6,644
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	4,079	43,235
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	10,898	134,704
MassMutual Premier Value Fund, Class S (a)	997	14,973
MassMutual Select Blue Chip Growth Fund, Class S (a)	7,740	99,229
MassMutual Select Core Opportunities Fund, Class S (a)	3,075	30,685
MassMutual Select Diversified International Fund, Class S (a)	18,437	117,074
MassMutual Select Diversified Value Fund, Class S (a)	10,763	106,549
MassMutual Select Focused Value Fund, Class Z (a)	2,847	55,570
MassMutual Select Fundamental Value Fund, Class Z (a)	14,752	166,987
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	10,851	96,469
MassMutual Select Large Cap Growth Fund, Class S (a)	8,713	79,118
MassMutual Select Large Cap Value Fund, Class S (a)	2,979	33,429
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	7,205	116,713
MassMutual Select Mid-Cap Value Fund, Class S (a)	12,044	131,761
MassMutual Select Overseas Fund, Class Z (a)	42,574	305,684
MassMutual Select PIMCO Total Return Fund, Class Z (a)	1,284	13,165

	Number of Shares	Value
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	4,553	$73,852
MassMutual Select Small Cap Value Equity Fund, Class S (a)	7,661	79,749
MassMutual Select Small Company Growth Fund, Class S (a) (b)	4,705	52,268
MassMutual Select Small Company Value Fund, Class Z (a)	3,622	51,148
MassMutual Select Strategic Bond Fund, Class S (a)	1,508	15,220
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	29,538	103,973
Oppenheimer Developing Markets Fund, Class Y (a)	741	24,676
Oppenheimer Real Estate Fund, Class Y (a)	5,577	124,080

		2,896,841

TOTAL MUTUAL FUNDS (Cost $2,767,339)		2,896,841

TOTAL LONG-TERM INVESTMENTS (Cost $2,767,339)		2,896,841

TOTAL INVESTMENTS — 100.2% (Cost $2,767,339) (c)		2,896,841

Other Assets/(Liabilities) — (0.2)%		(6,327)

NET ASSETS — 100.0%		$2,890,514

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2040 Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Diversified Financial — 100.1%
MassMutual Premier Core Bond Fund, Class Z (a)	770,277	$8,765,754
MassMutual Premier Disciplined Growth Fund, Class S (a)	1,307,693	14,293,083
MassMutual Premier Disciplined Value Fund, Class S (a)	1,137,343	12,340,175
MassMutual Premier Focused International Fund, Class Z (a)	290,614	3,382,747
MassMutual Premier High Yield Fund, Class Z (a)	398,530	3,642,561
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	134,324	1,558,160
MassMutual Premier International Bond Fund, Class S (a)	322,262	3,254,841
MassMutual Premier International Equity Fund, Class S (a)	588,760	7,759,854
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	472,791	5,616,752
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	202,827	2,149,962
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	754,508	9,325,716
MassMutual Premier Value Fund, Class S (a)	73,534	1,104,488
MassMutual Select Blue Chip Growth Fund, Class S (a)	537,775	6,894,270
MassMutual Select Core Opportunities Fund, Class S (a)	202,277	2,018,727
MassMutual Select Diversified International Fund, Class S (a)	1,238,174	7,862,403
MassMutual Select Diversified Value Fund, Class S (a)	800,836	7,928,275
MassMutual Select Focused Value Fund, Class Z (a)	182,283	3,558,170
MassMutual Select Fundamental Value Fund, Class Z (a)	1,091,009	12,350,217
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	746,082	6,632,668
MassMutual Select Large Cap Growth Fund, Class S (a)	959,017	8,707,877
MassMutual Select Large Cap Value Fund, Class S (a)	188,420	2,114,075
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	601,240	9,740,083
MassMutual Select Mid-Cap Value Fund, Class S (a)	847,719	9,274,044
MassMutual Select Overseas Fund, Class Z (a)	2,963,521	21,278,079

	Number of Shares	Value
MassMutual Select PIMCO Total Return Fund, Class Z (a)	76,940	$788,638
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	196,778	3,191,740
MassMutual Select Small Cap Value Equity Fund, Class S (a)	354,340	3,688,680
MassMutual Select Small Company Growth Fund, Class S (a) (b)	242,715	2,696,558
MassMutual Select Small Company Value Fund, Class Z (a)	216,683	3,059,565
MassMutual Select Strategic Bond Fund, Class S (a)	99,777	1,006,747
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	1,935,628	6,813,412
Oppenheimer Developing Markets Fund, Class Y (a)	50,894	1,694,275
Oppenheimer Real Estate Fund, Class Y (a)	366,174	8,147,362

		202,639,958

TOTAL MUTUAL FUNDS (Cost $181,298,354)		202,639,958

TOTAL LONG-TERM INVESTMENTS (Cost $181,298,354)		202,639,958

TOTAL INVESTMENTS — 100.1% (Cost $181,298,354) (c)		202,639,958

Other Assets/(Liabilities) — (0.1)%		(111,002)

NET ASSETS — 100.0%		$202,528,956

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2045 Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.3%
Diversified Financial — 100.3%
MassMutual Premier Core Bond Fund, Class Z (a)	2,994	$34,077
MassMutual Premier Disciplined Growth Fund, Class S (a)	12,045	131,653
MassMutual Premier Disciplined Value Fund, Class S (a)	11,597	125,831
MassMutual Premier Focused International Fund, Class Z (a)	3,241	37,730
MassMutual Premier High Yield Fund, Class Z (a)	1,372	12,545
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	650	7,536
MassMutual Premier International Bond Fund, Class S (a)	1,796	18,138
MassMutual Premier International Equity Fund, Class S (a)	6,330	83,429
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	1,411	16,758
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	1,363	14,447
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	7,937	98,097
MassMutual Premier Value Fund, Class S (a)	885	13,288
MassMutual Select Blue Chip Growth Fund, Class S (a)	5,798	74,327
MassMutual Select Core Opportunities Fund, Class S (a)	2,113	21,091
MassMutual Select Diversified International Fund, Class S (a)	13,270	84,267
MassMutual Select Diversified Value Fund, Class S (a)	8,343	82,600
MassMutual Select Focused Value Fund, Class Z (a)	1,940	37,877
MassMutual Select Fundamental Value Fund, Class Z (a)	11,298	127,892
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	7,939	70,576
MassMutual Select Large Cap Growth Fund, Class S (a)	7,350	66,739
MassMutual Select Large Cap Value Fund, Class S (a)	2,259	25,348
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	5,569	90,224
MassMutual Select Mid-Cap Value Fund, Class S (a)	9,135	99,937
MassMutual Select Overseas Fund, Class Z (a)	30,434	218,517
MassMutual Select PIMCO Total Return Fund, Class Z (a)	298	3,052

	Number of Shares	Value
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	3,083	$50,001
MassMutual Select Small Cap Value Equity Fund, Class S (a)	5,272	54,884
MassMutual Select Small Company Growth Fund, Class S (a) (b)	3,237	35,959
MassMutual Select Small Company Value Fund, Class Z (a)	2,473	34,924
MassMutual Select Strategic Bond Fund, Class S (a)	425	4,289
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	20,376	71,724
Oppenheimer Developing Markets Fund, Class Y (a)	404	13,450
Oppenheimer Real Estate Fund, Class Y (a)	3,829	85,195

		1,946,402

TOTAL MUTUAL FUNDS (Cost $1,831,772)		1,946,402

TOTAL LONG-TERM INVESTMENTS (Cost $1,831,772)		1,946,402

TOTAL INVESTMENTS — 100.3% (Cost $1,831,772) (c)		1,946,402

Other Assets/(Liabilities) — (0.3)%		(5,911)

NET ASSETS — 100.0%		$1,940,491

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual RetireSMART 2050 Fund – Portfolio of Investments

March 31, 2012 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Diversified Financial — 100.0%
MassMutual Premier Core Bond Fund, Class Z (a)	69,226	$787,795
MassMutual Premier Disciplined Growth Fund, Class S (a)	270,444	2,955,954
MassMutual Premier Disciplined Value Fund, Class S (a)	256,572	2,783,809
MassMutual Premier Focused International Fund, Class Z (a)	72,065	838,833
MassMutual Premier High Yield Fund, Class Z (a)	35,544	324,873
MassMutual Premier Inflation-Protected and Income Fund, Class Z (a)	10,738	124,566
MassMutual Premier International Bond Fund, Class S (a)	37,835	382,129
MassMutual Premier International Equity Fund, Class S (a)	144,089	1,899,097
MassMutual Premier Main Street Small/Mid Cap Fund, Class S (a)	60,025	713,098
MassMutual Premier Short-Duration Bond Fund, Class Z (a)	33,445	354,521
MassMutual Premier Strategic Emerging Markets Fund, Class Z (a)	172,181	2,128,159
MassMutual Premier Value Fund, Class S (a)	16,191	243,192
MassMutual Select Blue Chip Growth Fund, Class S (a)	129,563	1,661,002
MassMutual Select Core Opportunities Fund, Class S (a)	46,170	460,775
MassMutual Select Diversified International Fund, Class S (a)	290,132	1,842,338
MassMutual Select Diversified Value Fund, Class S (a)	190,379	1,884,750
MassMutual Select Focused Value Fund, Class Z (a)	44,681	872,181
MassMutual Select Fundamental Value Fund, Class Z (a)	257,233	2,911,876
MassMutual Select Growth Opportunities Fund, Class S (a) (b)	182,132	1,619,153
MassMutual Select Large Cap Growth Fund, Class S (a)	179,587	1,630,652
MassMutual Select Large Cap Value Fund, Class S (a)	51,539	578,262
MassMutual Select Mid Cap Growth Equity II Fund, Class Z (a) (b)	126,973	2,056,963
MassMutual Select Mid-Cap Value Fund, Class S (a)	200,134	2,189,468
MassMutual Select Overseas Fund, Class Z (a)	679,601	4,879,533
MassMutual Select PIMCO Total Return Fund, Class Z (a)	8,621	88,364

	Number of Shares	Value
MassMutual Select Small Cap Growth Equity Fund, Class Z (a) (b)	55,688	$903,260
MassMutual Select Small Cap Value Equity Fund, Class S (a)	104,107	1,083,753
MassMutual Select Small Company Growth Fund, Class S (a) (b)	73,124	812,406
MassMutual Select Small Company Value Fund, Class Z (a)	55,317	781,073
MassMutual Select Strategic Bond Fund, Class S (a)	8,199	82,726
Oppenheimer Commodity Strategy Total Return Fund, Class Y (a)	442,389	1,557,208
Oppenheimer Developing Markets Fund, Class Y (a)	10,528	350,489
Oppenheimer Real Estate Fund, Class Y (a)	84,343	1,876,642

		43,658,900

TOTAL MUTUAL FUNDS (Cost $41,303,507)		43,658,900

TOTAL LONG-TERM INVESTMENTS (Cost $41,303,507)		43,658,900

TOTAL INVESTMENTS — 100.0% (Cost $41,303,507) (c)		43,658,900

Other Assets/(Liabilities) — (0.0)%		(19,562)

NET ASSETS — 100.0%		$43,639,338

Notes to Portfolio of Investments

(a)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1.	The Fund

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select PIMCO Total Return Fund (“PIMCO Total Return Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select Strategic Balanced Fund (“Strategic Balanced Fund”)

MassMutual Select BlackRock Global Allocation Fund (“BlackRock Global Allocation Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MassMutual Select Value Equity Fund (“Value Equity Fund”)

MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”)

MassMutual Select Indexed Equity Fund (“Indexed Equity Fund”)

MassMutual Select Core Opportunities Fund (“Core Opportunities Fund”)

MassMutual Select Focused Value Fund (“Focused Value Fund”)

MassMutual Select Fundamental Growth Fund (formerly known as MassMutual Select NASDAQ-100® Fund) (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Large Cap Growth Fund (“Large Cap Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MassMutual Select Mid Cap Growth Equity II Fund (“Mid Cap Growth Equity II Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MassMutual Select Small Company Growth Fund (“Small Company Growth Fund”)

MassMutual Select Diversified International Fund (“Diversified International Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

MassMutual RetireSMARTSM Conservative Fund (“RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“RetireSMART Growth Fund”)

MassMutual RetireSMARTSM In Retirement Fund (“RetireSMART In Retirement Fund”)

MassMutual RetireSMARTSM 2010 Fund (“RetireSMART 2010 Fund”)

MassMutual RetireSMARTSM 2015 Fund (“RetireSMART 2015 Fund”)

MassMutual RetireSMARTSM 2020 Fund (“RetireSMART 2020 Fund”)

MassMutual RetireSMARTSM 2025 Fund (“RetireSMART 2025 Fund”)

MassMutual RetireSMARTSM 2030 Fund (“RetireSMART 2030 Fund”)

MassMutual RetireSMARTSM 2035 Fund (“RetireSMART 2035 Fund”)

MassMutual RetireSMARTSM 2040 Fund (“RetireSMART 2040 Fund”)

MassMutual RetireSMARTSM 2045 Fund (“RetireSMART 2045 Fund”)

MassMutual RetireSMARTSM 2050 Fund (“RetireSMART 2050 Fund”)

Notes to Portfolio of Investments (Unaudited) (Continued)

The following table shows the classes available for each Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

	Class Z	Class I		Class S	Class Y	Class L	Class A	Class N
PIMCO Total Return Fund	7/6/2010	None		7/6/2010	7/6/2010	7/6/2010	7/6/2010	7/6/2010
Strategic Bond Fund	None	None		12/31/2004	12/31/2004	12/31/2004	12/31/2004	12/31/2004
Strategic Balanced Fund	None	None		12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
BlackRock Global Allocation Fund	None	None		12/1/2009	12/1/2009	12/1/2009	12/1/2009	None	*
Diversified Value Fund	None	None		10/15/2004	10/15/2004	10/15/2004	10/15/2004	10/15/2004
Fundamental Value Fund	11/15/2010	None		12/31/2001	12/31/2001	12/31/2001	12/31/2001	12/31/2002
Value Equity Fund	None	None		5/1/2001	5/1/2001	5/1/2001	5/1/2001	12/31/2002
Large Cap Value Fund	None	None		5/1/2000	5/1/2000	5/1/2000	5/1/2000	12/31/2002
Indexed Equity Fund	12/7/2011	5/1/2001	**	3/1/1998	3/1/1998	7/1/1999	3/1/1998	12/31/2002
Core Opportunities Fund	None	None		3/31/2006	3/31/2006	3/31/2006	3/31/2006	3/31/2006
Focused Value Fund	11/15/2010	None		5/1/2000	5/1/2000	5/1/2000	5/1/2000	12/31/2002
Fundamental Growth Fund	None	None		5/1/2000	5/1/2000	5/1/2000	5/1/2000	12/31/2002
Blue Chip Growth Fund	None	None		6/1/2001	6/1/2001	6/1/2001	6/1/2001	12/31/2002
Large Cap Growth Fund	None	None		12/31/2001	12/31/2001	12/31/2001	12/31/2001	None	*
Growth Opportunities Fund	12/7/2011	None		5/1/2000	5/1/2000	5/1/2000	5/1/2000	12/31/2002
Mid-Cap Value Fund	12/7/2011	None		8/29/2006	8/29/2006	8/29/2006	8/29/2006	8/29/2006
Small Cap Value Equity Fund	None	None		3/31/2006	3/31/2006	3/31/2006	3/31/2006	3/31/2006
Small Company Value Fund	11/15/2010	None		12/31/2001	12/31/2001	12/31/2001	12/31/2001	12/31/2002
Mid Cap Growth Equity II Fund	11/15/2010	None		6/1/2000	6/1/2000	6/1/2000	6/1/2000	12/31/2002
Small Cap Growth Equity Fund	11/15/2010	None		5/3/1999	5/3/1999	5/3/1999	5/3/1999	12/31/2002
Small Company Growth Fund	None	None		12/31/2001	12/31/2001	12/31/2001	12/31/2001	12/31/2002
Diversified International Fund	None	None		12/14/2006	12/14/2006	12/14/2006	12/14/2006	None	***
Overseas Fund	11/15/2010	None		5/1/2001	5/1/2001	5/1/2001	5/1/2001	12/31/2002
RetireSMART Conservative Fund	None	None		6/20/2011	6/20/2011	6/20/2011	6/20/2011	None
RetireSMART Moderate Fund	None	None		6/20/2011	6/20/2011	6/20/2011	6/20/2011	None
RetireSMART Moderate Growth Fund	None	None		6/20/2011	6/20/2011	6/20/2011	6/20/2011	None
RetireSMART Growth Fund	None	None		6/20/2011	6/20/2011	6/20/2011	6/20/2011	None
RetireSMART In Retirement Fund	None	None		12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
RetireSMART 2010 Fund	None	None		12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
RetireSMART 2015 Fund	None	None		4/1/2010	4/1/2010	4/1/2010	4/1/2010	None	*
RetireSMART 2020 Fund	None	None		12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
RetireSMART 2025 Fund	None	None		4/1/2010	4/1/2010	4/1/2010	4/1/2010	None	*
RetireSMART 2030 Fund	None	None		12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
RetireSMART 2035 Fund	None	None		4/1/2010	4/1/2010	4/1/2010	4/1/2010	None	*
RetireSMART 2040 Fund	None	None		12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
RetireSMART 2045 Fund	None	None		4/1/2010	4/1/2010	4/1/2010	4/1/2010	None	*
RetireSMART 2050 Fund	None	None		12/17/2007	12/17/2007	12/17/2007	12/17/2007	12/17/2007

*	Class N shares were eliminated as of February 8, 2011.
**	Class Z shares were renamed to Class I shares on September 30, 2011.
***	Class N Shares were eliminated as of January 19, 2012.

Notes to Portfolio of Investments (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying consolidated portfolio of investments for the BlackRock Global Allocation Fund include the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the BlackRock Global Allocation Fund, which primarily invests in commodity-related instruments consistent with the Fund’s investment objectives and policies as stated in its prospectus and statement of additional information. The Subsidiary allows the BlackRock Global Allocation Fund to hold these commodity-related instruments and still satisfy regulated investment company tax requirements. The BlackRock Global Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of March 31, 2012, the BlackRock Global Allocation Fund’s net assets were approximately $561,003,145, of which approximately $12,055,800 or approximately 2.1%, represented the Fund’s ownership of the shares of the Subsidiary.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are valued at a discount to similar publicly traded securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values, that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities held in non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Diversified Value Fund, Indexed Equity Fund, Focused Value Fund, Fundamental Growth Fund, Large Cap Growth Fund, Growth Opportunities Fund, Mid-Cap Value Fund, Small Cap Value Equity Fund, and Small Company Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2012. The RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, RetireSMART Growth Fund, RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2015 Fund, RetireSMART 2020 Fund, RetireSMART 2025 Fund, RetireSMART 2030 Fund, RetireSMART 2035 Fund, RetireSMART 2040 Fund, RetireSMART 2045 Fund, and RetireSMART 2050 Fund characterized all investments at Level 1, as of March 31, 2012. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2012, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Equities
Preferred Stock
Utilities	$21,676,000	$-	$-	$21,676,000

Total Preferred Stock	21,676,000	-	-	21,676,000

Total Equities	21,676,000	-	-	21,676,000

Bonds & Notes
Total Bank Loans	-	555,370	-	555,370

Total Corporate Debt	-	753,992,966	-	753,992,966

Total Municipal Obligations	-	65,401,426	-	65,401,426

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund (Continued)
Non-U.S. Government Agency Obligations
Commercial MBS	$-	$94,350,204	$-	$94,350,204
Credit Card ABS	-	15,225,948	-	15,225,948
Other ABS	-	4,702,106	-	4,702,106
WL Collateral CMO	-	55,609,459	-	55,609,459

Total Non-U.S. Government Agency Obligations	-	169,887,717	-	169,887,717

Total Sovereign Debt Obligations	-	51,313,052	-	51,313,052

U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	743,764,200	-	743,764,200

Total U.S. Government Agency Obligations and Instrumentalities	-	743,764,200	-	743,764,200

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	606,548,192	-	606,548,192

Total U.S. Treasury Obligations	-	606,548,192	-	606,548,192

Total Bonds & Notes	-	2,391,462,923	-	2,391,462,923

Total Long-Term Investments	21,676,000	2,391,462,923	-	2,413,138,923

Total Short-Term Investments	-	6,609,086	-	6,609,086

Total Investments	$21,676,000	$2,398,072,009	$-	$2,419,748,009

Strategic Bond Fund
Equities
Preferred Stock
Financial	$234,360	$-	$-	$234,360

Total Preferred Stock	234,360	-	-	234,360

Total Equities	234,360	-	-	234,360

Bonds & Notes
Total Corporate Debt	-	58,131,723	715,575	58,847,298

Total Municipal Obligations	-	1,929,012	-	1,929,012

Non-U.S. Government Agency Obligations
Agency Collateral CMO	-	8,413,429	-	8,413,429
Automobile ABS	-	710,284	-	710,284
Commercial MBS	-	3,174,969	-	3,174,969
Home Equity ABS	-	3,072,716	-	3,072,716
Manufactured Housing ABS	-	2,479,636	-	2,479,636
Other ABS	-	235,769	-	235,769
Student Loans ABS	-	2,679,066	-	2,679,066
WL Collateral CMO	-	8,151,688	-	8,151,688

Total Non-U.S. Government Agency Obligations	-	28,917,557	-	28,917,557

Total Sovereign Debt Obligations	-	3,582,150	-	3,582,150

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Bond Fund (Continued)
U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	$-	$1,906,106	$-	$1,906,106
Pass-Through Securities	-	51,651,131	-	51,651,131

Total U.S. Government Agency Obligations and Instrumentalities	-	53,557,237	-	53,557,237

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	29,660,097	-	29,660,097

Total U.S. Treasury Obligations	-	29,660,097	-	29,660,097

Total Bonds & Notes	-	175,777,776	715,575	176,493,351

Purchased Options
Options on Futures	64,944	-	-	64,944
Swaptions	-	63,486	-	63,486
U.S. Treasury Bonds & Notes	15,937	-	-	15,937

Total Purchased Options	80,881	63,486	-	144,367

Warrants
Energy	1,914	-	-	1,914

Total Warrants	1,914	-	-	1,914

Total Long-Term Investments	317,155	175,841,262	715,575	176,873,992

Total Short-Term Investments	-	26,246,202	-	26,246,202

Total Investments	$317,155	$202,087,464	$715,575	$203,120,194

Strategic Balanced Fund
Equities
Common Stock
Basic Materials	$887,748	$612,135	$-	$1,499,883
Communications	3,459,167	744,044	-	4,203,211
Consumer, Cyclical	2,764,273	1,559,847	-	4,324,120
Consumer, Non-cyclical	5,663,978	1,740,990	-	7,404,968
Diversified	-	109,752	-	109,752
Energy	3,373,068	910,956	-	4,284,024
Financial	4,218,317	2,011,270	-	6,229,587
Industrial	2,448,770	796,783	-	3,245,553
Technology	3,799,840	594,010	-	4,393,850
Utilities	458,600	625,080	-	1,083,680

Total Common Stock	27,073,761	9,704,867	-	36,778,628

Preferred Stock
Consumer, Cyclical	-	119,342	-	119,342
Consumer, Non-cyclical	-	132,031	-	132,031
Financial	36,480	-	-	36,480

Total Preferred Stock	36,480	251,373	-	287,853

Total Equities	27,110,241	9,956,240	-	37,066,481

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Balanced Fund (Continued)
Bonds & Notes
Total Corporate Debt	$-	$6,488,580	$128,500	$6,617,080

Total Municipal Obligations	-	174,094	-	174,094

Non-U.S. Government Agency Obligations
Agency Collateral CMO	-	904,916	-	904,916
Automobile ABS	-	24,985	-	24,985
Commercial MBS	-	306,948	9,207	316,155
Home Equity ABS	-	443,999	-	443,999
Manufactured Housing ABS	-	39,032	-	39,032
Other ABS	-	2,022	-	2,022
WL Collateral CMO	-	1,016,203	-	1,016,203

Total Non-U.S. Government Agency Obligations	-	2,738,105	9,207	2,747,312

Total Sovereign Debt Obligations	-	127,983	-	127,983

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	597,974	-	597,974
Pass-Through Securities	-	5,448,119	-	5,448,119

Total U.S. Government Agency Obligations and Instrumentalities	-	6,046,093	-	6,046,093

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	2,178,553	-	2,178,553

Total U.S. Treasury Obligations	-	2,178,553	-	2,178,553

Total Bonds & Notes	-	17,753,408	137,707	17,891,115

Purchased Options
Options on Futures	5,162	-	-	5,162
Swaptions	-	7,342	-	7,342
U.S. Treasury Bonds & Notes	1,766	-	-	1,766

Total Purchased Options	6,928	7,342	-	14,270

Warrants
Energy	601	-	-	601

Total Warrants	601	-	-	601

Total Long-Term Investments	27,117,770	27,716,990	137,707	54,972,467

Total Short-Term Investments	-	2,396,535	-	2,396,535

Total Investments	$27,117,770	$30,113,525	$137,707	$57,369,002

BlackRock Global Allocation Fund
Equities
Common Stock
Basic Materials	$18,622,725	$16,745,127	$-	$35,367,852
Communications	28,578,602	14,102,440	-	42,681,042
Consumer, Cyclical	8,577,025	18,414,778	-	26,991,803
Consumer, Non-cyclical	44,511,803	14,697,247	-	59,209,050
Diversified	-	3,174,518	-	3,174,518
Energy	37,648,950	9,747,144	-	47,396,094
Financial	27,796,968	19,760,487	-	47,557,455
Industrial	16,582,925	13,315,688	-	29,898,613

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
BlackRock Global Allocation Fund (Continued)
Technology	$35,128,927	$5,456,063	$-	$40,584,990
Utilities	7,391,599	7,615,582	-	15,007,181

Total Common Stock	224,839,524	123,029,074	-	347,868,598

Convertible Preferred Stock
Financial	232,750	-	-	232,750

Total Convertible Preferred Stock	232,750	-	-	232,750

Preferred Stock
Basic Materials	-	504,461	-	504,461
Consumer, Cyclical	736,560	1,315,218	-	2,051,778
Consumer, Non-cyclical	-	1,088,733	-	1,088,733
Energy	-	1,322,188	-	1,322,188
Financial	2,555,562	964,746	-	3,520,308
Utilities	825,895	-	-	825,895

Total Preferred Stock	4,118,017	5,195,346	-	9,313,363

Total Equities	229,190,291	128,224,420	-	357,414,711

Bonds & Notes
Total Bank Loans	-	1,455,071	-	1,455,071

Total Corporate Debt	-	33,848,046	3,334,863	37,182,909

Non-U.S. Government Agency Obligations
Commercial MBS	-	475,765	-	475,765
Other ABS	-	343,763	-	343,763

Total Non-U.S. Government Agency Obligations	-	819,528	-	819,528

Total Sovereign Debt Obligations	-	46,907,126	-	46,907,126

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	39,250,337	-	39,250,337

Total U.S. Treasury Obligations	-	39,250,337	-	39,250,337

Total Bonds & Notes	-	122,280,108	3,334,863	125,614,971

Total Mutual Funds	12,255,846	61,897	-	12,317,743

Purchased Options
Basic Materials	-	89,031	-	89,031
Consumer, Non-Cyclical	112	-	-	112
Energy	251,662	-	-	251,662
Financial	91,356	791,786	-	883,142
Industrial	18,069	-	-	18,069
Technology	54,317	-	-	54,317

Total Purchased Options	415,516	880,817	-	1,296,333

Structured Options (Over The Counter Traded)
Financial	-	(29,098)	-	(29,098)

Total Structured Options (Over The Counter Traded)	-	(29,098)	-	(29,098)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
BlackRock Global Allocation Fund (Continued)
Warrants
Basic Materials	$3,932	$-	$-	$3,932
Consumer, Cyclical	155,800	-	-	155,800
Financial	-	-	18,943	18,943

Total Warrants	159,732	-	18,943	178,675

Total Long-Term Investments	242,021,385	251,418,144	3,353,806	496,793,335

Total Short-Term Investments	-	62,489,396	-	62,489,396

Total Investments	$242,021,385	$313,907,540	$3,353,806	$559,282,731

Fundamental Value Fund
Equities
Common Stock
Basic Materials	$71,053,925	$-	$-	$71,053,925
Communications	109,005,551	-	-	109,005,551
Consumer, Cyclical	117,866,758	-	-	117,866,758
Consumer, Non-cyclical	265,085,362	-	-	265,085,362
Energy	150,744,584	-	-	150,744,584
Financial	298,172,670	10,610,590	-	308,783,260
Industrial	128,601,027	7,458,360	-	136,059,387
Technology	96,624,266	-	-	96,624,266
Utilities	39,851,925	-	-	39,851,925

Total Common Stock	1,277,006,068	18,068,950	-	1,295,075,018

Total Equities	1,277,006,068	18,068,950	-	1,295,075,018

Total Long-Term Investments	1,277,006,068	18,068,950	-	1,295,075,018

Total Short-Term Investments	-	19,536,245	-	19,536,245

Total Investments	$1,277,006,068	$37,605,195	$-	$1,314,611,263

Value Equity Fund
Equities
Common Stock
Basic Materials	$554,430	$-	$-	$554,430
Communications	2,891,146	-	-	2,891,146
Consumer, Cyclical	1,307,093	-	-	1,307,093
Consumer, Non-cyclical	2,998,477	196,380	-	3,194,857
Energy	2,194,177	-	-	2,194,177
Financial	5,353,100	-	-	5,353,100
Industrial	2,156,547	-	-	2,156,547
Technology	1,324,964	-	-	1,324,964
Utilities	1,019,917	-	-	1,019,917

Total Common Stock	19,799,851	196,380	-	19,996,231

Total Equities	19,799,851	196,380	-	19,996,231

Total Long-Term Investments	19,799,851	196,380	-	19,996,231

Total Investments	$19,799,851	$196,380	$-	$19,996,231

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Large Cap Value Fund
Equities
Common Stock
Basic Materials	$20,156,280	$7,137,532	$-	$27,293,812
Communications	36,471,088	-	-	36,471,088
Consumer, Cyclical	82,235,596	4,210,584	-	86,446,180
Consumer, Non-cyclical	73,130,462	9,272,636	-	82,403,098
Diversified	-	7,618,682	-	7,618,682
Energy	57,009,854	5,769,771	-	62,779,625
Financial	160,175,844	21,322,010	-	181,497,854
Industrial	10,399,947	6,956,340	-	17,356,287
Technology	23,563,759	-	-	23,563,759

Total Common Stock	463,142,830	62,287,555	-	525,430,385

Total Equities	463,142,830	62,287,555	-	525,430,385

Bonds & Notes
Total Corporate Debt	-	-	392,980	392,980

Total Bonds & Notes	-	-	392,980	392,980

Total Long-Term Investments	463,142,830	62,287,555	392,980	525,823,365

Total Short-Term Investments	-	13,167,534	-	13,167,534

Total Investments	$463,142,830	$75,455,089	$392,980	$538,990,899

Core Opportunities Fund
Equities
Common Stock
Basic Materials	$998,430	$-	$-	$998,430
Communications	6,614,685	-	-	6,614,685
Consumer, Cyclical	4,319,369	-	-	4,319,369
Consumer, Non-cyclical	12,516,660	413,595	-	12,930,255
Energy	5,648,675	-	-	5,648,675
Financial	7,911,968	-	-	7,911,968
Industrial	5,755,788	-	-	5,755,788
Technology	8,698,944	-	-	8,698,944

Total Common Stock	52,464,519	413,595	-	52,878,114

Total Equities	52,464,519	413,595	-	52,878,114

Total Long-Term Investments	52,464,519	413,595	-	52,878,114

Total Short-Term Investments	-	351,231	-	351,231

Total Investments	$52,464,519	$764,826	$-	$53,229,345

Blue Chip Growth Fund
Equities
Common Stock
Basic Materials	$34,795,222	$-	$-	$34,795,222
Communications	172,373,024	8,155,089	3,918,959	184,447,072
Consumer, Cyclical	150,851,026	-	-	150,851,026

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Blue Chip Growth Fund (Continued)
Consumer, Non-cyclical	$123,354,140	$-	$-	$123,354,140
Energy	47,851,121	-	-	47,851,121
Financial	80,074,805	-	-	80,074,805
Industrial	107,188,213	-	-	107,188,213
Technology	137,040,440	-	-	137,040,440

Total Common Stock	853,527,991	8,155,089	3,918,959	865,602,039

Total Equities	853,527,991	8,155,089	3,918,959	865,602,039

Total Mutual Funds	1,602	-	-	1,602

Total Long-Term Investments	853,529,593	8,155,089	3,918,959	865,603,641

Total Short-Term Investments	-	13,029,153	-	13,029,153

Total Investments	$853,529,593	$21,184,242	$3,918,959	$878,632,794

Small Company Value Fund
Equities
Common Stock
Basic Materials	$34,333,743	$-	$-	$34,333,743
Communications	20,104,749	-	-	20,104,749
Consumer, Cyclical	65,728,833	-	-	65,728,833
Consumer, Non-cyclical	55,240,171	982,629	-	56,222,800
Energy	31,668,732	-	-	31,668,732
Financial	127,478,012	-	-	127,478,012
Industrial	117,248,090	-	-	117,248,090
Technology	26,248,246	-	-	26,248,246
Utilities	21,132,467	-	-	21,132,467

Total Common Stock	499,183,043	982,629	-	500,165,672

Convertible Preferred Stock
Financial	-	3,105,789	-	3,105,789

Total Convertible Preferred Stock	-	3,105,789	-	3,105,789

Total Equities	499,183,043	4,088,418	-	503,271,461

Total Mutual Funds	2,127,933	-	-	2,127,933

Total Long-Term Investments	501,310,976	4,088,418	-	505,399,394

Total Short-Term Investments	-	12,885,090	-	12,885,090

Total Investments	$501,310,976	$16,973,508	$-	$518,284,484

Mid Cap Growth Equity II Fund
Equities
Common Stock
Basic Materials	$53,110,325	$-	$-	$53,110,325
Communications	118,607,752	-	-	118,607,752
Consumer, Cyclical	251,003,427	1,668,655	-	252,672,082
Consumer, Non-cyclical	374,652,089	16,614,500	-	391,266,589
Energy	103,573,661	1,036,934	-	104,610,595

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mid Cap Growth Equity II Fund (Continued)
Financial	$103,170,516	$-	$-	$103,170,516
Industrial	272,977,784	-	-	272,977,784
Technology	267,307,921	-	-	267,307,921
Utilities	17,347,680	-	-	17,347,680

Total Common Stock	1,561,751,155	19,320,089	-	1,581,071,244

Preferred Stock
Communications	-	-	5,892,869	5,892,869
Energy	-	2,700,033	-	2,700,033
Technology	-	714,528	-	714,528

Total Preferred Stock	-	3,414,561	5,892,869	9,307,430

Total Equities	1,561,751,155	22,734,650	5,892,869	1,590,378,674

Total Mutual Funds	11,824,168	-	-	11,824,168

Total Long-Term Investments	1,573,575,323	22,734,650	5,892,869	1,602,202,842

Total Short-Term Investments	-	62,213,429	-	62,213,429

Total Investments	$1,573,575,323	$84,948,079	$5,892,869	$1,664,416,271

Small Cap Growth Equity Fund
Equities
Common Stock
Basic Materials	$10,477,084	$-	$-	$10,477,084
Communications	90,036,370	-	-	90,036,370
Consumer, Cyclical	173,932,733	-	-	173,932,733
Consumer, Non-cyclical	146,157,636	2,232,954	-	148,390,590
Energy	58,783,320	-	-	58,783,320
Financial	76,877,957	-	-	76,877,957
Industrial	135,503,252	-	-	135,503,252
Technology	125,287,245	-	-	125,287,245
Utilities	4,176,900	-	-	4,176,900

Total Common Stock	821,232,497	2,232,954	-	823,465,451

Total Equities	821,232,497	2,232,954	-	823,465,451

Total Mutual Funds	10,894,341	-	-	10,894,341

Total Long-Term Investments	832,126,838	2,232,954	-	834,359,792

Total Short-Term Investments	-	11,879,227	-	11,879,227

Total Investments	$832,126,838	$14,112,181	$-	$846,239,019

Diversified International Fund
Equities
Common Stock
Basic Materials	$991,626	$9,769,208	$-	$10,760,834
Communications	843,852	11,855,110	-	12,698,962
Consumer, Cyclical	-	17,732,704	-	17,732,704
Consumer, Non-cyclical	1,271,413	16,479,155	-	17,750,568

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified International Fund (Continued)
Diversified	$-	$2,215,002	$-	$2,215,002
Energy	-	15,251,166	-	15,251,166
Financial	-	36,710,736	-	36,710,736
Industrial	-	11,677,141	-	11,677,141
Technology	-	6,019,964	-	6,019,964
Utilities	-	9,458,391	-	9,458,391

Total Common Stock	3,106,891	137,168,577	-	140,275,468

Preferred Stock
Consumer, Cyclical	-	1,480,149	-	1,480,149

Total Preferred Stock	-	1,480,149	-	1,480,149

Total Equities	3,106,891	138,648,726	-	141,755,617

Total Long-Term Investments	3,106,891	138,648,726	-	141,755,617

Total Short-Term Investments	-	2,860,957	-	2,860,957

Total Investments	$3,106,891	$141,509,683	$-	$144,616,574

Overseas Fund
Equities
Common Stock
Basic Materials	$822,983	$57,780,561	$-	$58,603,544
Communications	7,499,016	27,593,449	-	35,092,465
Consumer, Cyclical	2,371,820	68,009,540	-	70,381,360
Consumer, Non-cyclical	1,037,371	107,339,808	-	108,377,179
Diversified	-	9,164,052	-	9,164,052
Energy	-	26,902,550	-	26,902,550
Financial	3,452,479	125,087,158	-	128,539,637
Industrial	6,012,057	57,839,339	-	63,851,396
Technology	6,149,334	40,334,215	-	46,483,549
Utilities	-	9,129,779	-	9,129,779

Total Common Stock	27,345,060	529,180,451	-	556,525,511

Preferred Stock
Consumer, Cyclical	-	1,207,846	-	1,207,846

Total Preferred Stock	-	1,207,846	-	1,207,846

Total Equities	27,345,060	530,388,297	-	557,733,357

Total Long-Term Investments	27,345,060	530,388,297	-	557,733,357

Total Short-Term Investments	-	12,059,578	-	12,059,578

Total Investments	$27,345,060	$542,447,875	$-	$569,792,935

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2012, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$1,685,257	$-	$1,685,257
Futures Contracts
Interest Rate Risk	35,119	-	-	35,119
Swap Agreements
Credit Risk	-	3,570,140	-	3,570,140
Interest Rate Risk	-	807,337	-	807,337

Strategic Bond Fund
Forward Contracts
Foreign Exchange Risk	-	215	-	215
Futures Contracts
Interest Rate Risk	803,915	-	-	803,915
Swap Agreements
Credit Risk	-	8,502	-	8,502
Interest Rate Risk	-	8,252	-	8,252

Strategic Balanced Fund
Forward Contracts
Foreign Exchange Risk	-	19,648	-	19,648
Futures Contracts
Interest Rate Risk	16,855	-	-	16,855
Swap Agreements
Credit Risk	-	6,189	-	6,189
Interest Rate Risk	-	11,642	-	11,642

BlackRock Global Allocation Fund
Forward Contracts
Foreign Exchange Risk	-	382,674	-	382,674
Futures Contracts
Equity Risk	1,300	-	-	1,300
Swap Agreements
Equity Risk	-	94,697	-	94,697
Interest Rate Risk	-	38,231	-	38,231

Indexed Equity Fund
Futures Contracts
Equity Risk	1,930,084	-	-	1,930,084

Diversified International Fund
Forward Contracts
Foreign Exchange Risk	-	979,984	-	979,984

Overseas Fund
Forward Contracts
Foreign Exchange Risk	-	2,729,201	-	2,729,201

Notes to Portfolio of Investments (Unaudited) (Continued)

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
PIMCO Total Return Fund
Forward Contracts
Foreign Exchange Risk	$-	$(8,000,798)	$-	$(8,000,798)
Futures Contracts
Interest Rate Risk	(634,185)	-	-	(634,185)
Swap Agreements
Credit Risk	-	(3,654,909)	-	(3,654,909)
Interest Rate Risk	-	(9,948)	-	(9,948)
Written Options
Interest Rate Risk	-	(920,088)	-	(920,088)

Strategic Bond Fund
Forward Contracts
Foreign Exchange Risk	-	(130,921)	-	(130,921)
Futures Contracts
Interest Rate Risk	(609,407)	-	-	(609,407)
Swap Agreements
Credit Risk	-	(6,211)	-	(6,211)
Written Options
Interest Rate Risk	(42,394)	(42,242)	-	(84,636)

Strategic Balanced Fund
Forward Contracts
Foreign Exchange Risk	-	(57,595)	-	(57,595)
Futures Contracts
Interest Rate Risk	(13,522)	-	-	(13,522)
Swap Agreements
Credit Risk	-	(9,207)	-	(9,207)
Written Options
Interest Rate Risk	(3,738)	(4,885)	-	(8,623)

BlackRock Global Allocation Fund
Forward Contracts
Foreign Exchange Risk	-	(300,825)	-	(300,825)
Futures Contracts
Equity Risk	(39,306)	-	-	(39,306)
Written Options
Equity Risk	(1,503,755)	(1,051,684)	-	(2,555,439)
Interest Rate Risk	-	(514)	-	(514)

Diversified International Fund
Forward Contracts
Foreign Exchange Risk	-	(917,585)	-	(917,585)

Overseas Fund
Forward Contracts
Foreign Exchange Risk	-	(1,531,586)	-	(1,531,586)

Notes to Portfolio of Investments (Unaudited) (Continued)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Small Company Value Fund	$-	$1,023,408	$(1,023,408)	$-
Mid Cap Growth Equity II Fund	-	16,298,720	(16,298,720)	-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as a result of the security being fair valued in accordance with procedures approved by the Trustees.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/11		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*		Balance as of 3/31/12		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/12
Strategic Bond Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$670,500		$-	$-	$45,075	$-	$-	$-		$-		$715,575		$45,075

Strategic Balanced Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$118,700		$-	$-	$9,800	$-	$-	$-		$-		$128,500		$9,800
Non-U.S. Government
Agency Obligations
Commercial MBS	10,808		-	(1,736)	135	-	-	-		-		9,207		135

	$129,508		$-	$(1,736)	$9,935	$-	$-	$-		$-		$137,707		$9,935

BlackRock Global Allocation Fund
Long-Term Investments
Bonds & Notes
Bank loans	$1,088,175		$-	$-	$-	$-	$-	$-		$(1,088,175	)**	$-		$-
Corporate Debt	2,364,695		-	-	91,289	-	(13,483)	892,362	**	-		3,334,863		91,289
Warrants
Financial	-	***	-	-	18,943	-	-	-		-		18,943		18,943
Short-Term Investments	1,619,638		21,647	43,105	48,221	1,667,859	(3,400,470)	-		-		-		-

	$5,072,508		$21,647	$43,105	$158,453	$1,667,859	$(3,413,953)	$892,362		$(1,088,175)		$3,353,806		$110,232

Large Cap Value Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$4,335		$-	$-	$(4,335)	$-	$-	$-		$-		$-	****	$(4,335)
Bonds & Notes
Corporate Debt	417,040		-	-	(24,060)	-	-	-		-		392,980		(24,060)

	$421,375		$-	$-	$(28,395)	$-	$-	$-		$-		$392,980		$(28,395)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 12/31/11	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 3/31/12	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/12
Blue Chip Growth Fund
Long-Term Investments
Equities
Common Stock
Communications	$3,918,959	$-	$-	$-	$-	$-	$-	$-	$3,918,959	$-

Mid Cap Growth Equity II Fund
Long-Term Investments
Equities
Preferred Stock
Communications	$7,278,537	$-	$-	$(1,385,668)	$-	$-	$-	$-	$5,892,869	$(1,385,668)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 3 and Level 2 as a result of changes in liquidity.
***	Represents security at $0 value as of December 31, 2011.
****	Represents security at $0 value as of March 31, 2012.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2012, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	Strategic Balanced Fund	BlackRock Global Allocation Fund	Indexed Equity Fund	Diversified International Fund	Overseas Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A	A	A		A	A
Directional Exposures to Currencies	A	A	A	A

Futures Contracts**
Hedging/Risk Management	A	A	A	A
Duration/Credit Quality Management	A	A	A	M
Substitution for Direct Investment	A	A	A	A	A

Interest Rate Swaps***
Hedging/Risk Management	A		A	A
Duration Management	A		A	A
Substitution for Direct Investment	A			M

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	PIMCO Total Return Fund	Strategic Bond Fund	Strategic Balanced Fund	BlackRock Global Allocation Fund	Indexed Equity Fund	Diversified International Fund	Overseas Fund
Total Return Swaps****
Hedging/Risk Management		A		M
Duration/Credit Quality Management		A		M
Substitution for Direct Investment		A		A
Market Access		A		M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A		A
Duration/Credit Quality Management	A		A
Substitution for Direct Investment	A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A
Duration/Credit Quality Management	A	A	A
Income	A	A	A
Substitution for Direct Investments	A	A	A

Options (Purchased)
Hedging/Risk Management		A	A	A
Duration/Credit Quality Management		A	A	M
Substitution for Direct Investment				A
Directional Investment				A

Options (Written)
Hedging/Risk Management	A	A	A	A
Duration/Credit Quality Management	A	A	A
Income	A	A	A	A
Directional Investment		A	A	A

Structured Options
Hedging/Risk Management				A
Directional Investment				A

Rights and Warrants
Hedging/Risk Management				M
Duration/Credit Quality Management				M
Directional Investment		A	A	A
Result of a Corporate Action			A	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At March 31, 2012, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
PIMCO Total Return Fund
Asset Derivatives
Forward Contracts	$-	$-	$1,685,257	$-	$1,685,257
Futures Contracts	-	-	-	35,119	35,119
Swap Agreements	3,570,140	-	-	807,337	4,377,477

Total Value	$3,570,140	$-	$1,685,257	$842,456	$6,097,853

Liability Derivatives
Forward Contracts	$-	$-	$(8,000,798)	$-	$(8,000,798)
Futures Contracts	-	-	-	(634,185)	(634,185)
Swap Agreements	(3,654,909)	-	-	(9,948)	(3,664,857)
Written Options	-	-	-	(920,088)	(920,088)

Total Value	$(3,654,909)	$-	$(8,000,798)	$(1,564,221)	$(13,219,928)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$377,933,701	$-	$377,933,701
Futures Contracts	-	-	-	481	481
Swap Agreements	$403,589,000	$-	$-	$56,700,000	$460,289,000
Written Options	-	-	-	320,600,000	320,600,000

Strategic Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$215	$-	$215
Futures Contracts	-	-	-	803,915	803,915
Swap Agreements	8,502	-	-	8,252	16,754
Purchased Options	-	-	-	144,367	144,367
Warrants	-	1,914	-	-	1,914

Total Value	$8,502	$1,914	$215	$956,534	$967,165

Liability Derivatives
Forward Contracts	$-	$-	$(130,921)	$-	$(130,921)
Futures Contracts	-	-	-	(609,407)	(609,407)
Swap Agreements	(6,211)	-	-	-	(6,211)
Written Options	-	-	-	(84,636)	(84,636)

Total Value	$(6,211)	$-	$(130,921)	$(694,043)	$(831,175)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$7,493,999	$-	$7,493,999
Futures Contracts	-	-	-	616	616
Swap Agreements	$3,100,000	$-	$-	$546,002	$3,646,002
Purchased Options	-	-	-	2,881,374	2,881,374
Written Options	-	-	-	5,762,558	5,762,558
Warrants	-	258	-	-	258

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Strategic Balanced Fund
Asset Derivatives
Forward Contracts	$-	$-	$19,648	$-	$19,648
Futures Contracts	-	-	-	16,855	16,855
Swap Agreements	6,189	-	-	11,642	17,831
Purchased Options	-	-	-	14,270	14,270
Warrants	-	601	-	-	601

Total Value	$6,189	$601	$19,648	$42,767	$69,205

Liability Derivatives
Forward Contracts	$-	$-	$(57,595)	$-	$(57,595)
Futures Contracts	-	-	-	(13,522)	(13,522)
Swap Agreements	(9,207)	-	-	-	(9,207)
Written Options	-	-	-	(8,623)	(8,623)

Total Value	$(9,207)	$-	$(57,595)	$(22,145)	$(88,947)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$4,506,838	$-	$4,506,838
Futures Contracts	-	-	-	26	26
Swap Agreements	$323,000	$-	$-	$600,000	$923,000
Purchased Options	-	-	-	333,215	333,215
Written Options	-	-	-	666,414	666,414
Warrants	-	81	-	-	81

BlackRock Global Allocation Fund Asset Derivatives
Forward Contracts	$-	$-	$382,674	$-	$382,674
Futures Contracts	-	1,300	-	-	1,300
Swap Agreements	-	94,697	-	38,231	132,928
Purchased Options	-	1,296,333	-	-	1,296,333
Warrants	-	178,675	-	-	178,675

Total Value	$-	$1,571,005	$382,674	$38,231	$1,991,910

Liability Derivatives
Forward Contracts	$-	$-	$(300,825)	$-	$(300,825)
Futures Contracts	-	(39,306)	-	-	(39,306)
Structured Options	-	(29,098)	-	-	(29,098)
Written Options	-	(2,555,439)	-	(514)	(2,555,953)

Total Value	$-	$(2,623,843)	$(300,825)	$(514)	$(2,925,182)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$42,807,017	$-	$42,807,017
Futures Contracts	-	41	-	-	41
Swap Agreements	$-	$266,250	$-	$21,576,000	$21,842,250
Purchased Options	-	218,677,566	-	-	218,677,566
Structured Options	-	3,676	-	-	3,676
Written Options	-	225,524	-	218,417,000	218,642,524
Warrants	-	274,170	-	-	274,170

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Indexed Equity Fund
Asset Derivatives
Futures Contracts	$-	$1,930,084	$-	$-	$1,930,084

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	183	-	-	183

Diversified International Fund
Asset Derivatives
Forward Contracts	$-	$-	$979,984	$-	$979,984

Liability Derivatives
Forward Contracts	$-	$-	$(917,585)	$-	$(917,585)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$65,927,474	$-	$65,927,474

Overseas Fund
Asset Derivatives
Forward Contracts	$-	$-	$2,729,201	$-	$2,729,201

Liability Derivatives
Forward Contracts	$-	$-	$(1,531,586)	$-	$(1,531,586)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$101,486,848	$-	$101,486,848

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options, purchased options, structured options, and warrants at March 31, 2012.

Further details regarding the derivatives and other investments held by the Funds at March 31, 2012, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Notes to Portfolio of Investments (Unaudited) (Continued)

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had listed in the following table had open forward foreign currency contracts at March 31, 2012. A Fund’s current exposure to a counterparty is typically the unrealized appreciation on the contract.

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
	Barclays Bank PLC	273,751	Brazilian Real	4/03/12	$157,057	$149,963	$(7,094)
	Barclays Bank PLC	59,257,560	Chinese Yuan Renminbi	6/01/12	9,277,336	9,400,118	122,782
	Barclays Bank PLC	900,000	Euro	4/05/12	1,194,764	1,200,341	5,577
	Barclays Bank PLC	2,925,000	Euro	4/16/12	3,858,840	3,901,287	42,447
	Barclays Bank PLC	8,305,000	Euro	6/14/12	10,973,741	11,080,496	106,755
	Barclays Bank PLC	324,324	Mexican Peso	6/15/12	25,025	25,177	152

					25,486,763	25,757,382	270,619

	HSBC Bank PLC	900,000	Euro	4/03/12	1,197,464	1,200,330	2,866

	JP Morgan Chase Bank	2,490,000	British Pound	6/12/12	3,964,742	3,980,898	16,156
	JP Morgan Chase Bank	55,312,150	Chinese Yuan Renminbi	6/01/12	8,700,000	8,774,252	74,252
	JP Morgan Chase Bank	1,200,000	Euro	4/03/12	1,581,000	1,600,440	19,440
	JP Morgan Chase Bank	7,514,000	Euro	4/16/12	9,694,522	10,021,972	327,450
	JP Morgan Chase Bank	4,734,000	Euro	6/14/12	6,276,069	6,316,083	40,014
	JP Morgan Chase Bank	247,129,500	Indian Rupee	7/12/12	5,316,900	4,753,791	(563,109)
	JP Morgan Chase Bank	19,695,100,000	Indonesian Rupiah	7/02/12	2,092,997	2,133,710	40,713
	JP Morgan Chase Bank	5,577,900	Malaysian Ringgit	4/23/12	1,839,070	1,818,129	(20,941)

					39,465,300	39,399,275	(66,025)

	Royal Bank of Scotland PLC	6,411,000	Chinese Yuan Renminbi	6/01/12	1,000,000	1,016,987	16,987

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
BUYS (Continued)
	UBS AG	300,000	Australian Dollar	4/23/12	$312,166	$310,052	$(2,114)
	UBS AG	1,300,000	British Pound	6/12/12	2,063,554	2,078,381	14,827
	UBS AG	37,240,800	Chinese Yuan Renminbi	2/01/13	5,900,000	5,903,273	3,273
	UBS AG	6,267,000	Euro	4/16/12	8,318,281	8,358,757	40,476
	UBS AG	7,484,000	Euro	6/14/12	9,813,422	9,985,122	171,700

					26,407,423	26,635,585	228,162

					$93,556,950	$94,009,559	$452,609

SELLS
	Barclays Bank PLC	273,751	Brazilian Real	6/04/12	$155,196	$148,033	$7,163
	Barclays Bank PLC	44,350,000	Canadian Dollar	6/21/12	44,773,331	44,389,645	383,686
	Barclays Bank PLC	5,797,410	Chinese Yuan Renminbi	6/01/12	918,146	919,651	(1,505)
	Barclays Bank PLC	5,691,100	Chinese Yuan Renminbi	2/01/13	901,775	902,132	(357)
	Barclays Bank PLC	900,000	Euro	4/03/12	1,194,214	1,200,331	(6,117)
	Barclays Bank PLC	1,848,000	Euro	4/16/12	2,347,596	2,464,814	(117,218)
	Barclays Bank PLC	5,577,900	Malaysian Ringgit	4/23/12	1,788,075	1,818,130	(30,055)

					52,078,333	51,842,736	235,597

	Credit Suisse Securities LLC	25,822,350	Chinese Yuan Renminbi	6/01/12	4,100,000	4,096,239	3,761
	Credit Suisse Securities LLC	8,183,500	Chinese Yuan Renminbi	2/01/13	1,300,000	1,297,218	2,782

					5,400,000	5,393,457	6,543

	Goldman Sachs & Co.	3,766,000	Australian Dollar	4/23/12	4,010,489	3,892,188	118,301
	Goldman Sachs & Co.	19,695,100,000	Indonesian Rupiah	7/02/12	2,116,615	2,133,710	(17,095)

					6,127,104	6,025,898	101,206

	JP Morgan Chase Bank	273,751	Brazilian Real	4/03/12	157,437	149,963	7,474
	JP Morgan Chase Bank	37,763,600	Chinese Yuan Renminbi	6/01/12	6,000,000	5,990,498	9,502
	JP Morgan Chase Bank	1,542,000	Euro	4/16/12	1,952,861	2,056,678	(103,817)
	JP Morgan Chase Bank	1,200,000	Euro	5/02/12	1,581,242	1,600,637	(19,395)
	JP Morgan Chase Bank	40,000	Euro	6/14/12	52,969	53,368	(399)
	JP Morgan Chase Bank	247,129,500	Indian Rupee	7/12/12	4,845,478	4,753,791	91,687

					14,589,987	14,604,935	(14,948)

	UBS AG	33,553,000	British Pound	6/12/12	52,880,132	53,643,002	(762,870)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund (Continued)
SELLS (Continued)
	UBS AG	51,597,350	Chinese Yuan Renminbi	6/01/12	$8,200,000	$8,184,966	$15,034
	UBS AG	23,366,200	Chinese Yuan Renminbi	2/01/13	3,700,000	3,703,923	(3,923)
	UBS AG	1,200,000	Euro	4/03/12	1,595,610	1,600,440	(4,830)
	UBS AG	109,571,000	Euro	4/16/12	139,802,954	146,142,876	(6,339,922)
	UBS AG	2,000	Euro	6/14/12	2,631	2,668	(37)

					206,181,327	213,277,875	(7,096,548)

					$284,376,751	$291,144,901	$(6,768,150)

Strategic Bond Fund
BUYS
	Citibank N.A.	1,847,000	Canadian Dollar	5/16/12	$1,849,877	$1,850,092	$215

	JP Morgan Chase Bank	750,000	Brazilian Real	5/15/12	427,643	407,118	(20,525)

					$2,277,520	$2,257,210	$(20,310)

SELLS
	Citibank N.A.	2,256,365	Euro	5/16/12	$2,945,759	$3,009,917	$(64,158)

	Morgan Stanley & Co.	1,270,000	Euro	5/16/12	1,657,255	1,694,138	(36,883)

	UBS AG	466,893	Euro	5/16/12	613,465	622,820	(9,355)

					$5,216,479	$5,326,875	$(110,396)

Strategic Balanced Fund
BUYS
	Barclays Bank PLC	15,599	Canadian Dollar	5/23/12	$15,724	$15,623	$(101)
	Barclays Bank PLC	24,275	Euro	5/23/12	31,756	32,383	627

					47,480	48,006	526

	BNP Paribas SA	43,603	British Pound	5/23/12	68,473	69,719	1,246

	Citibank N.A.	203,000	Canadian Dollar	5/16/12	203,316	203,340	24
	Citibank N.A.	2,324,758	Japanese Yen	5/16/12	30,324	28,097	(2,227)

					233,640	231,437	(2,203)

	Credit Suisse Securities LLC	663,159	Australian Dollar	5/23/12	706,470	683,107	(23,363)
	Credit Suisse Securities LLC	59,923	Danish Krone	5/23/12	10,596	10,744	148
	Credit Suisse Securities LLC	55,920	Euro	5/23/12	74,672	74,598	(74)
	Credit Suisse Securities LLC	245,664	Swiss Franc	5/23/12	267,384	272,304	4,920

					1,059,122	1,040,753	(18,369)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (Continued)
BUYS (Continued)
	Deutsche Bank AG	28,727	British Pound	5/23/12	$45,413	$45,934	$521

	HSBC Bank PLC	222,942	Singapore Dollar	5/23/12	177,285	177,364	79
	HSBC Bank PLC	621,778	Swedish Krona	5/23/12	92,260	93,797	1,537

					269,545	271,161	1,616

	Royal Bank of Canada	6,127,218	Japanese Yen	5/23/12	76,795	74,059	(2,736)
	Royal Bank of Canada	560,000	Swedish Krona	5/23/12	82,271	84,478	2,207
	Royal Bank of Canada	31,470	Swiss Franc	5/23/12	34,866	34,883	17

					193,932	193,420	(512)

	Westpac Banking Corp.	541,790	Norwegian Krone	5/23/12	94,636	94,956	320

					$2,012,241	$1,995,386	$(16,855)

SELLS
	Barclays Bank PLC	23,414	British Pound	5/23/12	$37,018	$37,439	$(421)
	Barclays Bank PLC	52,885	Euro	5/23/12	69,554	70,549	(995)
	Barclays Bank PLC	4,518,082	Japanese Yen	5/23/12	54,723	54,610	113

					161,295	162,598	(1,303)

	BNP Paribas SA	100,765	Canadian Dollar	5/23/12	100,955	100,919	36

	Citibank N.A.	50,000	British Pound	5/23/12	78,716	79,948	(1,232)
	Citibank N.A.	265,025	Euro	5/16/12	345,738	353,534	(7,796)

					424,454	433,482	(9,028)

	Credit Suisse Securities LLC	30,000	Australian Dollar	5/23/12	31,442	30,902	540
	Credit Suisse Securities LLC	7,443	British Pound	5/23/12	11,671	11,901	(230)
	Credit Suisse Securities LLC	32,302	Euro	5/23/12	43,048	43,092	(44)
	Credit Suisse Securities LLC	200,360	Hong Kong Dollar	5/23/12	25,807	25,807	-

					111,968	111,702	266

	Deutsche Bank AG	15,000	British Pound	5/23/12	23,504	23,985	(481)
	Deutsche Bank AG	8,000	Euro	5/23/12	10,411	10,672	(261)

					33,915	34,657	(742)

	HSBC Bank PLC	365,605	British Pound	5/23/12	578,501	584,592	(6,091)
	HSBC Bank PLC	192,934	Euro	5/23/12	253,540	257,377	(3,837)
	HSBC Bank PLC	1,215,400	Hong Kong Dollar	5/23/12	156,769	156,543	226
	HSBC Bank PLC	5,104,244	Japanese Yen	5/23/12	64,612	61,694	2,918
	HSBC Bank PLC	44,893	New Zealand Dollar	5/23/12	37,309	36,633	676

					1,090,731	1,096,839	(6,108)

	JP Morgan Chase Bank	2,324,280	Japanese Yen	5/16/12	30,190	28,091	2,099

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Balanced Fund (Continued)
SELLS (Continued)
Morgan Stanley & Co.	114,925	Euro	5/16/12	$149,969	$153,306	$(3,337)

Royal Bank of Canada	26,458	British Pound	5/23/12	42,172	42,306	(134)

State Street Bank and Trust Co.	14,492	British Pound	5/23/12	22,953	23,172	(219)

UBS AG	69,537	Euro	5/16/12	91,367	92,760	(1,393)
UBS AG	5,197,856	Japanese Yen	5/23/12	63,189	62,826	363

				154,556	155,586	(1,030)

Westpac Banking Corp.	23,984	Swiss Franc	5/23/12	26,359	26,584	(225)

				$2,349,517	$2,369,242	$(19,725)

Cross Currency Forwards
Barclays Bank PLC	23,584	USD/Swiss Franc	5/23/12	$26,063	$26,142	$79
	19,570	Euro/USD	5/23/12	26,063	26,107	(44)

					$52,249	$35

Credit Suisse Securities LLC	25,479	USD/Swiss Franc	5/23/12	$28,157	$28,242	$85
	2,311,600	Japanese Yen/USD	5/23/12	28,157	27,940	217

					$56,182	$302

Royal Bank of Canada	21,161	USD/British Pound	5/23/12	$33,185	$33,835	$650
	30,570	Swiss Franc/USD	5/23/12	33,185	33,885	(700)

					$67,720	$(50)

State Street Bank and Trust Co.	1,641,305	USD/Japanese Yen	5/23/12	$20,943	$19,838	$(1,105)
	15,977	Euro/USD	5/23/12	20,943	21,314	(371)

					$41,152	$(1,476)

UBS AG	27,494	USD/Euro	5/23/12	$36,732	$36,678	$(54)
	3,049,244	Japanese Yen/USD	5/23/12	36,732	36,856	(124)

					$73,534	$(178)

BlackRock Global Allocation Fund
BUYS
Credit Suisse Securities LLC	198,304	Canadian Dollar	4/19/12	$200,171	$198,744	$(1,427)
Credit Suisse Securities LLC	11,029,348	Chinese Yuan Renminbi	4/13/12	1,746,670	1,751,058	4,388
Credit Suisse Securities LLC	50,000,000	Japanese Yen	5/14/12	645,161	604,292	(40,869)

				2,592,002	2,554,094	(37,908)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund (Continued)
BUYS (Continued)
	Deutsche Bank AG	602,400	Canadian Dollar	4/19/12	$608,067	$603,737	$(4,330)
	Deutsche Bank AG	99,343,200	Japanese Yen	4/05/12	1,200,000	1,200,252	252
	Deutsche Bank AG	5,883,025	Norwegian Krone	4/12/12	1,030,302	1,032,703	2,401
	Deutsche Bank AG	639,452,500	South Korean Won	4/06/12	563,643	564,232	589

					3,402,012	3,400,924	(1,088)

	HSBC Bank PLC	2,426,910	Singapore Dollar	4/27/12	1,917,884	1,930,676	12,792
	HSBC Bank PLC	2,861,000	Taiwan Dollar	4/13/12	96,819	96,940	121

					2,014,703	2,027,616	12,913

	JP Morgan Chase Bank	1,731,000	Australian Dollar	11/15/12	1,689,543	1,751,248	61,705

	UBS AG	10,207,933	Chinese Yuan Renminibi	4/11/12	1,597,030	1,615,926	18,896
	UBS AG	6,654,635	Norwegian Krone	4/12/12	1,165,844	1,168,151	2,307

					2,762,874	2,784,077	21,203

					$12,461,134	$12,517,959	$56,825

SELLS
	Credit Suisse Securities LLC	1,780,766	Australian Dollar	4/16/12	$1,819,088	$1,841,892	$(22,804)
	Credit Suisse Securities LLC	572,200	Euro	4/12/12	753,141	763,172	(10,031)
	Credit Suisse Securities LLC	1,064,510	Euro	4/26/12	1,407,516	1,419,875	(12,359)
	Credit Suisse Securities LLC	109,942,240	Japanese Yen	4/20/12	1,314,666	1,328,472	(13,806)
	Credit Suisse Securities LLC	150,000,000	Japanese Yen	5/14/12	1,960,707	1,812,876	147,831

					7,255,118	7,166,287	88,831

	Deutsche Bank AG	1,418,300	British Pound	4/13/12	2,264,741	2,268,426	(3,685)
	Deutsche Bank AG	317,700	British Pound	4/27/12	503,332	508,083	(4,751)
	Deutsche Bank AG	1,012,340	Euro	4/19/12	1,323,837	1,350,249	(26,412)
	Deutsche Bank AG	739,270	Euro	4/26/12	977,685	986,060	(8,375)
	Deutsche Bank AG	171,348,215	Japanese Yen	4/05/12	2,126,410	2,070,207	56,203
	Deutsche Bank AG	71,024,400	Japanese Yen	4/20/12	848,762	858,214	(9,452)

					8,044,767	8,041,239	3,528

	Goldman Sachs & Co.	41,100	Australian Dollar	5/15/12	42,259	42,373	(114)
	Goldman Sachs & Co.	1,772,280	Australian Dollar	11/15/12	1,793,489	1,793,010	479
	Goldman Sachs & Co.	574,000	British Pound	4/27/12	909,285	917,971	(8,686)

					2,745,033	2,753,354	(8,321)

	JP Morgan Chase Bank	1,450,171	Australian Dollar	4/26/12	1,500,000	1,498,254	1,746
	JP Morgan Chase Bank	1,731,000	Australian Dollar	11/15/12	1,691,706	1,751,248	(59,542)
	JP Morgan Chase Bank	816,750	British Pound	4/13/12	1,301,916	1,306,308	(4,392)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund (Continued)
SELLS (Continued)
JP Morgan Chase Bank	1,021,200	British Pound	4/19/12	$1,605,837	$1,633,242	$(27,405)

				6,099,459	6,189,052	(89,593)

UBS AG	663,483	Australian Dollar	4/26/12	692,656	685,482	7,174
UBS AG	312,000	Euro	4/12/12	410,567	416,130	(5,563)
UBS AG	1,034,780	Euro	4/13/12	1,386,398	1,380,144	6,254
UBS AG	13,600,000	Mexican Peso	5/03/12	1,068,888	1,059,929	8,959

				3,558,509	3,541,685	16,824

				$27,702,886	$27,691,617	$11,269

Cross Currency Forwards
Credit Suisse Securities LLC	810,582	USD/Swiss Franc	4/20/12	$877,633	$898,122	$20,489
	668,130	Euro/USD	4/20/12	877,633	891,149	(13,516)

					$1,789,271	$6,973

UBS AG	826,104	USD/Swiss Franc	4/20/12	$894,439	$915,320	$20,881
	681,998	Euro/USD	4/20/12	894,439	909,646	(15,207)

					$1,824,966	$5,674

UBS AG	794,284	USD/Swiss Franc	4/27/12	$870,925	$880,132	$9,207
	659,020	Euro/USD	4/27/12	870,925	879,024	(8,099)

					$1,759,156	$1,108

Diversified International Fund
BUYS
Barclays Bank PLC	905,789	British Pound	4/11/12	$1,409,929	$1,448,735	$38,806
Barclays Bank PLC	1,134,293	Euro	4/11/12	1,471,798	1,512,858	41,060
Barclays Bank PLC	12,869,703	Hong Kong Dollar	4/11/12	1,657,431	1,657,336	(95)
Barclays Bank PLC	34,283,430	Japanese Yen	4/11/12	427,751	414,228	(13,523)
Barclays Bank PLC	1,960,279	Norwegian Krone	4/11/12	325,142	344,120	18,978
Barclays Bank PLC	2,313,905	Swiss Franc	4/11/12	2,434,067	2,563,542	129,475

				7,726,118	7,940,819	214,701

BNP Paribas SA	1,014,069	British Pound	4/11/12	1,566,718	1,621,921	55,203
BNP Paribas SA	928,542	Euro	4/11/12	1,238,680	1,238,437	(243)
BNP Paribas SA	69,285,050	Japanese Yen	4/11/12	902,829	837,134	(65,695)
BNP Paribas SA	2,540,151	Singapore Dollar	4/11/12	1,958,180	2,020,737	62,557

				5,666,407	5,718,229	51,822

Citibank N.A.	292,988	Euro	4/11/12	379,832	390,771	10,939

Credit Suisse Securities LLC	854,012	Euro	4/11/12	1,111,683	1,139,034	27,351
Credit Suisse Securities LLC	22,168,629	Japanese Yen	4/11/12	291,454	267,852	(23,602)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
BUYS (Continued)
	Credit Suisse Securities LLC	3,878,230	Norwegian Krone	4/11/12	$664,809	$680,809	$16,000

					2,067,946	2,087,695	19,749

	Royal Bank of Canada	339,119	British Pound	4/11/12	534,658	542,393	7,735
	Royal Bank of Canada	1,093,023	British Pound	7/12/12	1,747,799	1,747,116	(683)
	Royal Bank of Canada	240,364	Euro	4/11/12	320,108	320,584	476
	Royal Bank of Canada	322,256	Euro	7/12/12	430,639	430,031	(608)

					3,033,204	3,040,124	6,920

	Royal Bank of Scotland PLC	111,464	British Pound	4/11/12	176,227	178,277	2,050
	Royal Bank of Scotland PLC	40,000,000	Japanese Yen	4/11/12	521,713	483,299	(38,414)

					697,940	661,576	(36,364)

	Westpac Banking Corp.	9,166,336	Australian Dollar	4/11/12	9,295,105	9,486,345	191,240
	Westpac Banking Corp.	1,131,230	British Pound	4/11/12	1,762,129	1,809,310	47,181
	Westpac Banking Corp.	1,016,910	Euro	4/11/12	1,335,065	1,356,298	21,233
	Westpac Banking Corp.	79,935,314	Japanese Yen	4/11/12	1,017,084	965,816	(51,268)
	Westpac Banking Corp.	456,293	Swiss Franc	4/11/12	500,363	505,522	5,159

					13,909,746	14,123,291	213,545

					$33,481,193	$33,962,505	$481,312

SELLS
	Barclays Bank PLC	674,267	British Pound	4/11/12	$1,069,251	$1,078,434	$(9,183)
	Barclays Bank PLC	3,450,280	Euro	4/11/12	4,539,888	4,601,792	(61,904)
	Barclays Bank PLC	2,400,000	Swedish Krona	4/11/12	364,148	362,649	1,499

					5,973,287	6,042,875	(69,588)

	BNP Paribas SA	5,934,931	British Pound	4/11/12	9,166,464	9,492,437	(325,973)
	BNP Paribas SA	767,336	Euro	4/11/12	978,259	1,023,430	(45,171)

					10,144,723	10,515,867	(371,144)

	Citibank N.A.	470,121	British Pound	4/11/12	741,216	751,920	(10,704)
	Citibank N.A.	300,000	British Pound	7/12/12	479,936	479,528	408
	Citibank N.A.	764,297	Euro	4/11/12	1,009,374	1,019,377	(10,003)
	Citibank N.A.	3,150,000	Swedish Krona	4/11/12	466,021	475,977	(9,956)

					2,696,547	2,726,802	(30,255)

	Credit Suisse Securities LLC	790,267	Euro	4/11/12	1,035,000	1,054,014	(19,014)
	Credit Suisse Securities LLC	190,994,147	Japanese Yen	4/11/12	2,478,728	2,307,681	171,047
	Credit Suisse Securities LLC	695,101	New Zealand Dollar	4/11/12	542,693	568,843	(26,150)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
SELLS (Continued)
Credit Suisse Securities LLC	3,118,734	Swedish Krona	4/11/12	$448,365	$471,252	$(22,887)

				4,504,786	4,401,790	102,996

Morgan Stanley & Co.	865,000	Euro	4/11/12	1,117,718	1,153,689	(35,971)

Royal Bank of Canada	37,607,608	Japanese Yen	4/11/12	454,126	454,393	(267)

Toronto Dominion Bank	161,303	British Pound	4/11/12	249,579	257,991	(8,412)
Toronto Dominion Bank	195,047	Euro	4/11/12	249,899	260,143	(10,244)

				499,478	518,134	(18,656)

Westpac Banking Corp.	162,500	Australian Dollar	4/11/12	171,285	168,173	3,112
Westpac Banking Corp.	146,463	British Pound	4/11/12	231,030	234,255	(3,225)
Westpac Banking Corp.	732,096	Canadian Dollar	4/11/12	711,998	733,838	(21,840)
Westpac Banking Corp.	394,865	Euro	4/11/12	516,098	526,649	(10,551)
Westpac Banking Corp.	136,766,884	Japanese Yen	4/11/12	1,736,755	1,652,482	84,273
Westpac Banking Corp.	413,000	New Zealand Dollar	4/11/12	345,738	337,983	7,755

				3,712,904	3,653,380	59,524

				$29,103,569	$29,466,930	$(363,361)

Cross Currency Forwards
Barclays Bank PLC	144,539	USD/Canadian Dollar	4/11/12	$144,136	$144,883	$747
	110,000	Euro/USD	4/11/12	144,136	146,712	(2,576)

					$291,595	$(1,829)

Barclays Bank PLC	334,448	USD/Euro	4/11/12	$435,619	$446,068	$10,449
	278,868	British Pound/ USD	4/11/12	435,619	446,027	(10,408)

					$892,095	$41

Credit Suisse Securities LLC	2,087,856	USD/Hong Kong Dollar	4/11/12	$269,231	$268,870	$(361)
	171,949	British Pound/ USD	4/11/12	269,231	275,018	(5,787)

					$543,888	$(6,148)

Credit Suisse Securities LLC	474,956	USD/Singapore Dollar	4/11/12	$379,540	$377,836	$(1,704)
	240,729	British Pound/ USD	4/11/12	379,540	385,026	(5,486)

					$762,862	$(7,190)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Diversified International Fund (Continued)
Cross Currency Forwards (Continued)
	Credit Suisse Securities LLC	161,131	USD/Canadian Dollar	4/11/12	$161,949	$161,514	$(435)
		13,420,440	Japanese Yen/ USD	4/11/12	161,949	162,152	(203)

						$323,666	$(638)

	Royal Bank of Canada	218,727	USD/Euro	4/11/12	$290,174	$291,726	$1,552
		24,088,820	Japanese Yen/ USD	4/11/12	290,174	291,052	(878)

						$582,778	$674

	Royal Bank of Canada	218,727	USD/Euro	4/11/12	$290,174	$291,726	$1,552
		182,776	British Pound/ USD	4/11/12	290,174	292,335	(2,161)

						$584,061	$(609)

	Westpac Banking Corp.	1,784,929	USD/Norwegian Krone	4/11/12	$296,359	$313,338	$16,979
		232,197	Euro/USD	4/11/12	296,359	309,692	(13,333)

						$623,030	$3,646

	Westpac Banking Corp.	28,903,555	USD/Japanese Yen	4/11/12	$376,104	$349,226	$(26,878)
		383,132	Canadian Dollar/ USD	4/11/12	376,104	384,043	(7,939)

						$733,269	$(34,817)

	Westpac Banking Corp.	314,274	USD/Euro	4/11/12	$413,993	$419,161	$5,168
	.	263,487	British Pound/ USD	4/11/12	413,993	421,426	(7,433)

						$840,587	$(2,265)

	Westpac Banking Corp.	23,168,597	USD/Japanese Yen	4/11/12	$285,433	$279,934	$(5,499)
		214,697	Euro/USD	4/11/12	285,433	286,351	(918)

						$566,285	$(6,417)

Overseas Fund
BUYS
	Barclays Bank PLC	10,362,575	Hong Kong Dollar	4/11/12	$1,334,549	$1,334,473	$(76)
	Barclays Bank PLC	18,563,502	Japanese Yen	4/11/12	231,615	224,293	(7,322)
	Barclays Bank PLC	1,604,174	Norwegian Krone	4/11/12	266,077	281,607	15,530
	Barclays Bank PLC	2,036,157	Swiss Franc	4/11/12	2,141,896	2,255,830	113,934

					3,974,137	4,096,203	122,066

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
BUYS (Continued)
BNP Paribas SA	365,889	Australian Dollar	4/11/12	$376,593	$378,663	$2,070
BNP Paribas SA	538,496	British Pound	4/11/12	833,362	861,280	27,918
BNP Paribas SA	635,956	Euro	4/11/12	839,139	848,203	9,064
BNP Paribas SA	23,847,786	Japanese Yen	4/11/12	310,157	288,140	(22,017)
BNP Paribas SA	2,136,018	Singapore Dollar	4/11/12	1,646,637	1,699,241	52,604

				4,005,888	4,075,527	69,639

Citibank N.A.	1,234,417	Norwegian Krone	4/11/12	203,951	216,697	12,746

Credit Suisse Securities LLC	86,343	Canadian Dollar	4/11/12	86,219	86,549	330
Credit Suisse Securities LLC	166,421	Euro	4/11/12	216,833	221,963	5,130
Credit Suisse Securities LLC	89,459,002	Japanese Yen	4/11/12	1,120,880	1,080,886	(39,994)
Credit Suisse Securities LLC	4,187,836	Norwegian Krone	4/11/12	721,120	735,159	14,039
Credit Suisse Securities LLC	312,500	Swiss Franc	4/11/12	343,238	346,214	2,976

				2,488,290	2,470,771	(17,519)

Royal Bank of Canada	505,928	Australian Dollar	4/11/12	515,976	523,591	7,615
Royal Bank of Canada	1,279,842	British Pound	4/11/12	1,989,916	2,047,003	57,087
Royal Bank of Canada	705,000	British Pound	7/12/12	1,127,331	1,126,890	(441)
Royal Bank of Canada	444,000	Euro	7/12/12	593,329	592,491	(838)
Royal Bank of Canada	28,987,918	Japanese Yen	4/11/12	377,388	350,245	(27,143)

				4,603,940	4,640,220	36,280

Royal Bank of Scotland PLC	15,647,362	Japanese Yen	4/11/12	204,086	189,059	(15,027)

State Street Bank and Trust Co.	665,000	Australian Dollar	6/20/12	617,947	682,933	64,986
State Street Bank and Trust Co.	749,000,000	Japanese Yen	9/19/12	9,595,368	9,065,577	(529,791)

				10,213,315	9,748,510	(464,805)

Westpac Banking Corp.	6,751,990	Australian Dollar	4/11/12	6,831,846	6,987,712	155,866
Westpac Banking Corp.	937,027	British Pound	4/11/12	1,463,152	1,498,698	35,546
Westpac Banking Corp.	605,757	Euro	4/11/12	796,354	807,926	11,572
Westpac Banking Corp.	16,858,934	Japanese Yen	4/11/12	217,430	203,698	(13,732)
Westpac Banking Corp.	306,935	Swiss Franc	4/11/12	334,139	340,048	5,909

				9,642,921	9,838,082	195,161

				$35,336,528	$35,275,069	$(61,459)

SELLS
Barclays Bank PLC	169,882	British Pound	4/11/12	$265,976	$271,713	$(5,737)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
SELLS (Continued)
BNP Paribas SA	5,479,988	British Pound	4/11/12	$8,481,236	$8,764,793	$(283,557)
BNP Paribas SA	1,481,783	Euro	4/11/12	1,955,102	1,976,321	(21,219)
BNP Paribas SA	2,500,000	Swedish Krona	4/11/12	379,377	377,759	1,618
BNP Paribas SA	415,462	Swiss Franc	4/11/12	454,000	460,284	(6,284)

				11,269,715	11,579,157	(309,442)

Credit Suisse Securities LLC	384,983	Euro	4/11/12	506,463	513,469	(7,006)
Credit Suisse Securities LLC	162,594,884	Japanese Yen	4/11/12	2,110,161	1,964,547	145,614
Credit Suisse Securities LLC	810,606	New Zealand Dollar	4/11/12	632,872	663,367	(30,495)
Credit Suisse Securities LLC	1,911,600	Swedish Krona	4/11/12	274,821	288,850	(14,029)
Credit Suisse Securities LLC	106,179	Swiss Franc	4/11/12	116,345	117,634	(1,289)

				3,640,662	3,547,867	92,795

Morgan Stanley & Co.	727,561	Euro	4/11/12	939,776	970,380	(30,604)
Morgan Stanley & Co.	49,259,550	Japanese Yen	4/11/12	611,130	595,177	15,953

				1,550,906	1,565,557	(14,651)

Royal Bank of Canada	230,758	Euro	4/11/12	299,791	307,773	(7,982)
Royal Bank of Canada	30,858,330	Japanese Yen	4/11/12	372,626	372,845	(219)

				672,417	680,618	(8,201)

State Street Bank and Trust Co.	4,689,000	Australian Dollar	6/20/12	4,697,593	4,815,449	(117,856)
State Street Bank and Trust Co.	1,867,000,000	Japanese Yen	9/19/12	24,514,467	22,597,373	1,917,094
State Street Bank and Trust Co.	4,990,000	Swedish Krona	9/19/12	715,566	749,471	(33,905)
State Street Bank and Trust Co.	11,400,000	Swiss Franc	12/19/12	12,525,958	12,677,092	(151,134)

				42,453,584	40,839,385	1,614,199

Toronto Dominion Bank	330,656	British Pound	4/11/12	511,615	528,858	(17,243)

UBS AG	366,283	Euro	4/11/12	469,286	488,529	(19,243)

Westpac Banking Corp.	257,433	Australian Dollar	4/11/12	261,017	266,420	(5,403)
Westpac Banking Corp.	704,741	Canadian Dollar	4/11/12	685,393	706,417	(21,024)
Westpac Banking Corp.	1,146,687	Euro	4/11/12	1,493,971	1,529,390	(35,419)

				2,440,381	2,502,227	(61,846)

				$63,274,542	$62,003,911	$1,270,631

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
Cross Currency Forwards
Barclays Bank PLC	19,774,964	USD/Japanese Yen	4/11/12	$236,105	$238,930	$2,825
	151,262	British Pound/ USD	4/11/12	236,105	241,930	(5,825)

					$480,860	$(3,000)

Citibank N.A.	175,847	USD/Euro	4/11/12	$232,830	$234,535	$1,705
	18,683,076	Japanese Yen/ USD	4/11/12	232,830	225,738	7,092

					$460,273	$8,797

Citibank N.A.	161,775	USD/Euro	4/11/12	$205,567	$215,767	$10,200
	15,833,227	Japanese Yen/ USD	4/11/12	205,567	191,304	14,263

					$407,071	$24,463

Credit Suisse Securities LLC	276,068	USD/Euro	4/11/12	$364,990	$368,204	$3,214
	230,000	British Pound/ USD	4/11/12	364,990	367,866	(2,876)

					$736,070	$338

Credit Suisse Securities LLC	28,367,575	USD/Japanese Yen	4/11/12	$372,180	$342,750	$(29,430)
	2,521,114	Swedish Krona/ USD	4/11/12	372,180	380,950	(8,770)

					$723,700	$(38,200)

Royal Bank of Canada	109,132	USD/Canadian Dollar	4/11/12	$108,828	$109,392	$564
	69,141	British Pound/ USD	4/11/12	108,828	110,586	(1,758)

					$219,978	$(1,194)

Royal Bank of Canada	39,384,599	Japanese Yen/ USD	4/11/12	$474,427	$475,863	$(1,436)
	357,613	USD/Euro	4/11/12	474,427	476,965	2,538

					$952,828	$1,102

Royal Bank of Scotland PLC	180,700	USD/Euro	4/11/12	$238,912	$241,008	$2,096
	150,846	British Pound/ USD	4/11/12	238,912	241,266	(2,354)

					$482,274	$(258)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Overseas Fund (Continued)
Cross Currency Forwards (Continued)
Westpac Banking Corp.	1,721,649	USD/ Hong Kong Dollar	4/11/12	$221,996	$221,711	$(285)
	140,813	British Pound/ USD	4/11/12	221,996	225,219	(3,223)

					$446,930	$(3,508)

Westpac Banking Corp.	271,391	USD/ Singapore Dollar	4/11/12	$213,265	$215,896	$2,631
	137,428	British Pound/ USD	4/11/12	213,265	219,804	(6,539)

					$435,700	$(3,908)

Westpac Banking Corp.	133,517	USD/British Pound	4/11/12	$206,678	$213,550	$6,872
	209,241	Canadian Dollar/ USD	4/11/12	206,678	209,739	(3,061)

					$423,289	$3,811

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts and related options, such as interest rate risk, equity price risk, and currency risk.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

Notes to Portfolio of Investments (Unaudited) (Continued)

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See “Options, Rights, and Warrants,” below, for information regarding the accounting treatment of options.

The Fund(s) listed in the following table had open futures contracts at March 31, 2012:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund
BUYS
393	U.S. Treasury Note 10 Year	6/20/12	$50,887,359	$(634,185)
88	90 Day Eurodollar	3/17/14	21,806,400	35,119

				$(599,066)

Strategic Bond Fund
BUYS
13	German Euro BOBL	6/07/12	$2,151,831	$(1,416)
94	Ultra Long U.S. Treasury Bond	6/20/12	14,191,062	(574,782)
62	U.S. Treasury Note 5 Year	6/29/12	7,597,422	(33,209)

				$(609,407)

SELLS
106	U.S. Treasury Bond 30 Year	6/20/12	$(14,601,500)	$452,304
264	U.S. Treasury Note 10 Year	6/20/12	(34,183,875)	339,689
77	U.S. Treasury Note 2 Year	6/29/12	(16,950,828)	11,922

				$803,915

Strategic Balanced Fund
BUYS
1	German Euro BOBL	6/07/12	$165,525	$(109)
2	Ultra Long U.S. Treasury Bond	6/20/12	301,938	(13,413)

				$(13,522)

SELLS
14	U.S. Treasury Note 10 Year	6/20/12	$(1,812,781)	$14,783
8	U.S. Treasury Note 2 Year	6/29/12	(1,761,125)	1,255
1	U.S. Treasury Note 5 Year	6/29/12	(122,539)	817

				$16,855

BlackRock Global Allocation Fund
SELLS
1	CAC 40 Index	4/20/12	$(45,673)	$(149)
2	MSCI Taiwan Index	4/27/12	(56,460)	552
1	SGX MSCI Singapore Index	4/27/12	(54,890)	250
10	Nikkei 225 Index	6/07/12	(614,051)	(22,304)
1	S&P TSE 60 Index	6/14/12	(141,300)	16
1	DAX Index	6/15/12	(232,097)	381
1	FTSE 100 Index	6/15/12	(91,643)	101
24	S&P 500 E Mini Index	6/15/12	(1,683,840)	(16,853)

				$(38,006)

Indexed Equity Fund
BUYS
183	S&P 500 Index	6/14/12	$64,196,400	$1,930,084

Notes to Portfolio of Investments (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the

Notes to Portfolio of Investments (Unaudited) (Continued)

Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. See “Options, Rights, and Warrants,” below, for information regarding the accounting treatment of options.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at March 31, 2012. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund*
Credit Default Swaps
OTC Swaps
$15,000,000	USD	6/20/15	Barclays Bank PLC	Sell†	5.000%	CDX.NA.EM.13 (PIMCO Rating: BA+)**	$416,338	$955,450	$1,371,788
1,000,000	USD	6/20/15	Barclays Bank PLC	Sell†	5.000%	CDX.EM.13 (PIMCO Rating: BA+)**	(21,547)	113,000	91,453
6,900,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	(58,484)	83,717	25,233
1,000,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%	People’s Republic of China (PIMCO Rating: AA-)**	(8,293)	11,950	3,657
10,600,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%	United Mexican States (PIMCO Rating: BAA+)**	36,743	(51,149)	(14,406)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund* (Continued)
Credit Default Swaps (Continued)
OTC Swaps (Continued)
$20,700,000	USD	3/20/16	Barclays Bank PLC	Sell†	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	$65,476	$(90,235)	$(24,759)
11,600,000	USD	6/20/16	Barclays Bank PLC	Sell†	1.000%		People’s Republic of China (PIMCO Rating: AA-)**	(133,054)	150,653	17,599
500,000	USD	9/20/16	Barclays Bank PLC	Sell†	0.250%		French Republic (PIMCO Rating: AAA)**	2,262	(30,572)	(28,310)
485,000	USD	12/20/16	Barclays Bank PLC	Buy	(5.000%	)	CDX.NA.HY.17	(2,668)	12,306	9,638
100,000	USD	3/20/17	Barclays Bank PLC	Sell†	1.000%		Japan Government (PIMCO Rating: AA-)**	991	(789)	202
15,500,000	EUR	6/20/17	Barclays Bank PLC	Buy	(1.000%	)	DJ ITRAXX 17SEN2	146,677	1,004,220	1,150,897

								444,441	2,158,551	2,602,992

6,100,000	USD	6/20/16	Credit Suisse Securities LLC	Sell†	1.000%		Federative Republic of Brazil (PIMCO Rating: BAA)**	(10,911)	(8,878)	(19,789)

1,000,000	USD	12/20/15	Goldman Sachs & Co.	Sell†	1.000%		United Kingdom of Great Britain and Northern Ireland (PIMCO Rating: AAA)**	(2,636)	23,015	20,379
7,700,000	USD	12/20/15	Goldman Sachs & Co.	Sell†	1.000%		United Mexican States (PIMCO Rating: BAA+)**	209,390	(207,341)	2,049
1,000,000	USD	12/20/15	Goldman Sachs & Co.	Sell†	1.000%		United Kingdom of Great Britain and Northern Ireland (PIMCO Rating: AAA)**	(2,815)	23,194	20,379
5,200,000	USD	3/20/16	Goldman Sachs & Co.	Sell†	0.250%		French Republic (PIMCO Rating: AAA)**	(45,064)	(195,802)	(240,866)
4,300,000	USD	3/20/16	Goldman Sachs & Co.	Sell†	1.000%		United Mexican States (PIMCO Rating: BAA+)**	126,921	(132,765)	(5,844)
13,000,000	USD	3/20/16	Goldman Sachs & Co.	Sell†	0.250%		French Republic (PIMCO Rating: AAA)**	201,324	(803,491)	(602,167)
3,700,000	USD	6/20/16	Goldman Sachs & Co.	Sell†	0.250%		French Republic (PIMCO Rating: AAA)**	(93,565)	(96,633)	(190,198)
1,600,000	USD	6/20/16	Goldman Sachs & Co.	Sell†	1.000%		Japan Government (PIMCO Rating: AA-)**	(5,195)	16,292	11,097
1,300,000	USD	9/20/16	Goldman Sachs & Co.	Sell†	1.000%		United Mexican States (PIMCO Rating: BAA+)**	(40)	(6,020)	(6,060)
300,000	USD	9/20/16	Goldman Sachs & Co.	Sell†	0.250%		French Republic (PIMCO Rating: AAA)**	(1,765)	(15,221)	(16,986)
7,600,000	USD	12/20/16	Goldman Sachs & Co.	Sell†	0.250%		French Republic (PIMCO Rating: AAA)**	98,804	(568,138)	(469,334)
3,300,000	USD	3/20/17	Goldman Sachs & Co.	Sell†	1.000%		Japan Government (PIMCO Rating: AA-)**	34,255	(27,613)	6,642
6,000,000	USD	3/20/17	Goldman Sachs & Co.	Sell†	1.000%		Japan Government (PIMCO Rating: AA-)**	55,151	(43,075)	12,076
2,200,000	USD	3/20/17	Goldman Sachs & Co.	Sell†	1.000%		Japan Government (PIMCO Rating: AA-)**	19,157	(14,729)	4,428
4,900,000	USD	6/20/17	Goldman Sachs & Co.	Sell†	1.000%		Japan Government (PIMCO Rating: AA-)**	16,226	(14,576)	1,650
1,300,000	USD	6/20/17	Goldman Sachs & Co.	Sell†	1.000%		Japan Government (PIMCO Rating: AA-)**	4,303	(3,866)	437
7,900,000	USD	12/20/20	Goldman Sachs & Co.	Sell†	1.000%		American International Group (PIMCO Rating: A-)**	943,277	(1,643,800)	(700,523)

								1,557,728	(3,710,569)	(2,152,841)

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
PIMCO Total Return Fund* (Continued)
Credit Default Swaps (Continued)
OTC Swaps (Continued)
$600,000	USD	9/20/12	JP Morgan Chase Bank	Sell†	1.000%		Bank of America Corp. (PIMCO Rating: A-)**	$25,084	$(26,444)	$(1,360)
200,000	USD	12/20/15	JP Morgan Chase Bank	Sell†	5.000%		CDX.EM.14 (PIMCO Rating: BA+)**	(6,440)	26,401	19,961
6,600,000	USD	3/20/16	JP Morgan Chase Bank	Sell†	1.000%		MetLife, Inc. (PIMCO Rating: A-)**	(72,148)	(159,291)	(231,439)

								(53,504)	(159,334)	(212,838)

700,000	USD	12/20/15	Royal Bank of Scotland PLC	Sell†	0.250%		French Republic (PIMCO Rating: AAA)**	(15,533)	(13,898)	(29,431)
1,000,000	USD	3/20/16	Royal Bank of Scotland PLC	Sell†	0.250%		French Republic (PIMCO Rating: AAA)**	(12,732)	(33,589)	(46,321)

								(28,265)	(47,487)	(75,752)

1,000,000	USD	9/20/15	UBS AG	Sell†	1.000%		United Mexican States (PIMCO Rating: BAA+)**	16,032	(14,146)	1,886
14,300,000	USD	6/20/16	UBS AG	Sell†	0.250%		Federal Republic of Germany (PIMCO Rating: AAA)**	(71,898)	(140,928)	(212,826)
4,300,000	USD	6/20/16	UBS AG	Sell†	0.250%		Federal Republic of Germany (PIMCO Rating: AAA)**	81,563	(145,560)	(63,997)
5,400,000	USD	9/20/16	UBS AG	Sell†	1.000%		United Mexican States (PIMCO Rating: BAA+)**	(1,479)	(23,694)	(25,173)
1,300,000	USD	9/20/16	UBS AG	Sell†	1.000%		Republic of South Korea (PIMCO Rating: A+)**	(5,726)	-	(5,726)
300,000	USD	12/20/20	UBS AG	Sell†	1.000%		American International Group (PIMCO Rating: A-)**	39,592	(66,195)	(26,603)

								58,084	(390,523)	(332,439)

Centrally Cleared Swaps
41,904,000	USD	12/20/16		Buy	(5.000%	)	CDX.HY.17	(366,563)	1,165,252	798,689
164,200,000	USD	6/20/17		Buy	(1.000%	)	CDX.NA.IG.18	124,980	(817,771)	(692,791)

								(241,583)	347,481	105,898

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
$1,200,000	AUD	6/15/17	Barclays Bank PLC	6-Month AUD-BBR BBSW	Fixed 4.250%	$(8,770)	$(1,178)	$(9,948)
21,000,000	BRL	1/02/14	Barclays Bank PLC	Brazil CETIP Interbank Deposit	Fixed 10.830%	186,383	13,830	200,213

						177,613	12,652	190,265

11,200,000	AUD	6/15/17	Goldman Sachs & Co.	6-Month AUD-BBR BBSW	Fixed 5.000%	250,229	41,893	292,122
18,000,000	BRL	1/02/14	Goldman Sachs & Co.	Brazil CETIP Interbank Deposit	Fixed 9.980%	36,257	14,314	50,571

						286,486	56,207	342,693

2,300,000	AUD	6/15/17	Royal Bank of Scotland PLC	6-Month AUD-BBR BBSW	Fixed 5.000%	41,514	18,476	59,990

Centrally Cleared Swaps
3,000,000	USD	6/20/42		3-Month USD-LIBOR-BBA	Fixed 2.750%	165,341	39,100	204,441

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Bond Fund***
Credit Default Swaps
OTC Swaps
$1,000,000	USD	6/20/12	Barclays Bank PLC	Sell†	1.870%	The AES Corp. (Moody’s Rating: Ba3; S&P Rating: BB-)	$2,620	$-	$2,620
1,000,000	USD	6/20/12	Barclays Bank PLC	Sell†	2.620%	HCA Inc. (Moody’s Rating: B3; S&P Rating: B-)	2,047	-	2,047

							4,667	-	4,667

100,000	USD	9/20/12	Goldman Sachs & Co.	Sell†	3.240%	Energy Future Holdings Corp. (Moody’s Rating: Ca2; S&P Rating: D)	(6,211)	-	(6,211)

1,000,000	USD	6/20/12	Morgan Stanley & Co.	Sell†	2.920%	Ford Motor Credit Co. (Moody’s Rating: NR; S&P Rating: BB+)	3,835	-	3,835

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Total Return Swaps
OTC Swaps
$546,002	USD	1/12/41	Morgan Stanley & Co.	1 Month USD-LIBOR-BBA	IOS.FN30.500.10	$9,201	$(949)	$8,252

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate		Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Strategic Balanced Fund
Credit Default Swaps
OTC Swaps
$12,000	USD	10/12/52	Credit Suisse Securities LLC	Sell†	0.500%		CMBX.NA.AM.1 (Moody’s Rating: Aa1; S&P Rating: A+)	$165	$(1,114)	$(949)
62,000	USD	10/12/52	Credit Suisse Securities LLC	Sell†	0.500%		CMBX.NA.AM.1 (Moody’s Rating: Aa1; S&P Rating: A+)	(2,153)	(2,751)	(4,904)
29,000	USD	10/12/52	Credit Suisse Securities LLC	Buy	(0.100%	)	CMBX 1 2006-1 AAA	(276)	1,178	902

								(2,264)	(2,687)	(4,951)

40,000	USD	6/20/18	Deutsche Bank	Sell†	1.000%		MetLife, Inc. (Moody’s Rating: A3; S&P Rating: A-)	(868)	(1,695)	(2,563)

10,000	USD	10/12/52	Goldman Sachs & Co.	Sell†	0.500%		CMBX.NA.AM.1 (Moody’s Rating: Aa1; S&P Rating: A+)	134	(925)	(791)
25,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%	)	CMBX 1 2006-1 AAA	(254)	1,031	777
77,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100%	)	CMBX 1 2006-1 AAA	(1,648)	4,043	2,395

								(1,768)	4,149	2,381

42,000	USD	10/12/52	Morgan Stanley & Co.	Buy	(0.100%	)	CMBX 1 2006-1 AAA	(899)	2,205	1,306
26,000	USD	10/12/52	Morgan Stanley & Co.	Buy	(0.100%	)	CMBX 1 2006-1 AAA	(491)	1,300	809

								(1,390)	3,505	2,115

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Strategic Balanced Fund (Continued)
Interest Rate Swaps
OTC Swaps
$600,000	USD	1/30/22	Morgan Stanley & Co.	Fixed 2.059%	3-Month USD-LIBOR-BBA	$11,642	$-	$11,642

BlackRock Global Allocation Fund
Total Return Swaps
OTC Swaps
6,250	HKD	12/31/12	Citibank N.A.	Notional amount at expiration date x Strike Price	Gross dividends on HSCEI Dividend Point Index x notional amount	28,178	-	28,178
100,000	JPY	3/29/13	Citibank N.A.	Notional amount at expiration date x Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	24,127	-	24,127
160,000	JPY	3/31/14	Citibank N.A.	Notional amount at expiration date x Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	42,392	-	42,392

						94,697	-	94,697

Interest Rate Swaps
OTC Swaps
7,179,000	USD	9/23/15	Bank of America N.A.	3-Month USD-LIBOR-BBA	Fixed 1.560%	9,966	-	9,966

7,347,000	USD	9/12/15	UBS AG	3-Month USD-LIBOR-BBA	Fixed 1.633%	16,803	-	16,803
7,050,000	USD	9/15/15	UBS AG	3-Month USD-LIBOR-BBA	Fixed 1.570%	11,462	-	11,462

						28,265	-	28,265

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	U.S. Dollar
*	Collateral for swap agreements held by Barclays Bank PLC and Credit Suisse Securities LLC and received from Barclays Bank PLC and Goldman Sachs & Co. amounted to $1,000, $10,000, $3,220,000, and $350,000 in cash, respectively, at March 31, 2012; collateral for swap agreements held by Barclays Bank PLC, Credit Suisse Securities LLC, Goldman Sachs & Co., JP Morgan Chase Bank, Royal Bank of Scotland PLC, and UBS AG amounted to $324,345, $4,461,687, $1,889,650, $786,679, $318,375, and $6,630,019 in securities, respectively, at March 31, 2012.
**	Rating is determined by Pacific Investment Management Company LLC and represents a weighted average rating of all securities in the underlying index for credit default swaps. The source of the ratings for the underlying securities are Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, and/or Fitch Ratings. All ratings are as of the report date and do not reflect subsequent changes.
***	Collateral for swap agreements held by Morgan Stanley & Co. amounted to $100,000 in cash at March 31, 2012.
†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group, or Pacific Investment Management Company LLC’s rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Notes to Portfolio of Investments (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Writing put and call options. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Structured Options. A Fund may purchase or sell “structured options,” which may comprise multiple option exposures within a single security. The risk and return characteristics of a structured option will vary depending on the nature of the underlying option exposures. A Fund may use such options for hedging purposes or as a substitute for direct investments in options or securities. A Fund’s use of structured options may create investment leverage.

Notes to Portfolio of Investments (Unaudited) (Continued)

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

The Fund(s) listed in the following table had open written option contracts at March 31, 2012. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

Notional Amount	Expiration Date	Description	Premiums Received	Value
PIMCO Total Return Fund
$20,300,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.00*	$115,817	$6,207
22,600,000	11/19/12	Interest Rate Swaption USD 1 Year Put, Strike 1.75**	85,315	681
20,600,000	9/24/12	Interest Rate Swaption USD 2 Year Put, Strike 2.25*	122,227	100
70,100,000	9/24/12	Interest Rate Swaption USD 2 Year Put, Strike 2.25**	546,745	340
16,600,000	6/18/12	Interest Rate Swaption USD 3 Year Put, Strike 3.00**	104,476	-
23,100,000	6/18/12	Interest Rate Swaption USD 3 Year Put, Strike 3.00***	209,330	-
20,500,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.55****	105,058	133,725
11,600,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.55**	53,376	75,669
20,200,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.70**	286,343	88,483
3,200,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.70*	40,720	14,017
72,600,000	8/13/12	Interest Rate Swaption USD 5 Year Put, Strike 1.70*****	437,415	318,014
9,600,000	3/18/13	Interest Rate Swaption USD 5 Year Put, Strike 1.40****	89,280	63,349
9,600,000	3/18/13	Interest Rate Swaption USD 5 Year Put, Strike 1.40****	185,280	219,503

			$2,381,382	$920,088

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Premiums Received	Value
Strategic Bond Fund
$ 30,000	6/15/12	Eurodollar Futures Put, Strike 98.75	$861	$1,800
57,500	9/17/12	Eurodollar Futures Put, Strike 97.50	2,800	144
55,000	12/14/12	Eurodollar Futures Put, Strike 97.50	2,679	2,888
162,500	12/14/12	Eurodollar Futures Put, Strike 98.25	20,914	25,187
5,762,400	6/20/12	Interest Rate Swaption USD 1 Year Put, Strike 0.92*	118,129	42,242
36,000	5/25/12	U.S. Treasury Note 10 Year Call, Strike 131.50	11,133	12,375

			$156,516	$84,636

Strategic Balanced Fund
$ 2,500	6/15/12	Eurodollar Futures Put, Strike 98.75	$72	$150
5,000	9/17/12	Eurodollar Futures Put, Strike 97.50	244	13
5,000	12/14/12	Eurodollar Futures Put, Strike 97.50	243	262
12,500	12/14/12	Eurodollar Futures Put, Strike 98.25	1,609	1,938
666,400	6/20/12	Interest Rate Swaption, Strike 0.92*	13,661	4,885
4,000	5/25/12	U.S. Treasury Note 10 Year Call, Strike 131.50	1,237	1,375

			$17,066	$8,623

BlackRock Global Allocation Fund
$ 10,700	1/19/13	Activision Blizzard, Inc., Call, Strike 12.50	$12,944	$14,338
9,164	4/27/12	Antofagasta PLC, Put, Strike 10.80†	3,047	1,795
8,816	4/30/12	Antofagasta PLC, Put, Strike 10.97†	2,383	3,601
3,200	1/19/13	Apple, Inc., Call, Strike 450.00	156,061	529,600
100	4/21/12	Apple, Inc., Put, Strike 475.00	1,392	56
48,500	7/21/12	Applied Materials, Inc., Call, Strike 12.00	37,332	43,650
18,208	7/12/12	Beiersdorf AG, Put, Strike 92.97****	101,965	63,462
18,208	7/12/12	Beiersdorf AG, Call, Strike 113.85****	20,029	55
784	5/18/12	CAC 40 Index Put, Strike 3,100.00*****	42,093	27,464
786	5/18/12	CAC 40 Index Put, Strike 3,100.00††	43,230	22,535
14,200	1/19/13	Cisco Systems, Inc., Call, Strike 20.00	15,616	34,648
41,200	8/18/12	ConocoPhillips, Put, Strike 60.00	24,954	21,424
42,200	1/19/13	ConocoPhillips, Put, Strike 55.00	106,525	53,594
55,600	1/19/13	Corning, Inc., Call, Strike 17.50	91,236	25,020
204	5/18/12	DAXKI Index Put, Strike 6,000.00*****	24,617	5,257
204	5/18/12	DAXKI Index Put, Strike 6,000.00†††	26,316	4,289
95	9/21/12	DAXKI Index Call, Strike 7,828.10*	11,795	6,376
9,200	1/19/13	Dell, Inc., Call, Strike 15.00	21,158	25,760
15,200	1/19/13	Electronic Arts, Inc., Call, Strike 20.00	30,701	14,592
7,100	1/19/13	EMC Corp., Call, Strike 25.00	17,535	42,600
6,231	4/30/12	Freeport-McMoran Copper & Gold Inc., Put, Strike 36.05****	6,418	5,210
2,800	1/19/13	IBM Corp., Call, Strike 200.00	32,644	52,920
22,400	7/21/12	Intel Corp., Put, Strike 25.00	24,885	9,632
218,417,000	4/30/13	Japanese Yen LIBOR Rate BBA Swaption 10 Year, Put, Strike 3.15†	19,687	514
27,200	7/21/12	Juniper Networks, Inc., Call, Strike 23.00	51,672	47,328
4,000	1/18/13	Mattel, Inc., Call, Strike 33.00†	3,996	10,524
4,600	1/19/13	Mattel, Inc., Call, Strike 35.00	5,617	7,360
2,700	1/19/13	McDonald’s Corp., Call, Strike 105.00	13,035	6,588
6,006	6/15/12	MXEUG Index Put, Strike 98.12††††	47,586	37,170
12,845	6/15/12	MXEUG Index Put, Strike 99.84*	98,907	98,521
3,300	4/21/12	NASDAQ-100 Index Put, Strike 2,350.00	40,160	2,343
15,000	1/19/13	Netapp, Inc., Call, Strike 42.00	55,046	103,500

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Expiration Date	Description	Premiums Received	Value
BlackRock Global Allocation Fund (Continued)
$116	12/14/12	Nikkei 225 Index Put, Strike 8,877.23†††††	$47,528	$30,900
116	12/14/12	Nikkei 225 Index Call, Strike 10,828.27†††††	33,949	42,676
20,500	1/19/13	Oracle Corp., Call, Strike 30.00	62,272	47,765
10,100	7/21/12	Polycom, Inc., Call, Strike 27.50	10,308	1,010
4,700	4/21/12	QUALCOMM, Inc., Call, Strike 65.00	8,379	17,813
13,400	6/16/12	Quicksilver Resources, Inc., Put, Strike 6.00	13,964	15,410
400	4/21/12	Ralph Lauren Corp., Call, Strike 170.00	3,954	2,520
9,657	4/27/12	Rio Tinto PLC, Put, Strike 29.87†	8,252	1,017
871	4/20/12	Russell 2000 Index Put, Strike 609.88*	24,388	17
871	4/20/12	Russell 2000 Index Call, Strike 771.17*	24,388	53,323
723	5/18/12	Russell 2000 Index Put, Strike 611.72†	21,690	476
723	5/18/12	Russell 2000 Index Call, Strike 786.96†	21,690	39,819
1,197	6/12/12	Russell 2000 Index Put, Strike 703.04****	19,152	6,865
1,197	6/12/12	Russell 2000 Index Call, Strike 804.63****	38,388	59,351
599	7/20/12	Russell 2000 Index Put, Strike 700.19†††	12,615	6,806
599	7/20/12	Russell 2000 Index Call, Strike 813.83†††	17,970	29,590
815	8/17/12	Russell 2000 Index Put, Strike 725.04†††	16,610	15,558
815	8/17/12	Russell 2000 Index Call, Strike 877.51†††	18,908	18,259
1,417	9/13/12	Russell 2000 Index Put, Strike 700.00******	43,190	26,352
1,417	9/13/12	Russell 2000 Index Call, Strike 833.69******	50,431	67,457
814	10/19/12	Russell 2000 Index Put, Strike 730.12*****	24,718	22,792
814	10/19/12	Russell 2000 Index Call, Strike 894.56*****	22,557	20,977
100	3/30/12	S&P 500 Index Call, Strike 1,420.00††	618	5
680	8/17/12	S&P 500 Index Put, Strike 1,191.58††	26,520	9,676
810	8/17/12	S&P 500 Index Put, Strike 1,240.54*****	33,186	12,692
1,007	9/21/12	S&P 500 Index Put, Strike 1,175.00******	39,273	18,126
6,800	1/19/13	Sandisk Corp., Call, Strike 50.00	36,854	44,540
33,200	4/21/12	Sara Lee Corp., Call, Strike 20.00	14,600	51,460
2,700	5/19/12	SM Energy Co., Call, Strike 85.00	12,889	675
1,830	3/20/13	Taiwan Index, Put, Strike 7,557.82†††††	47,030	42,173
948	9/18/13	Taiwan Taiex Index Put, Strike 7,176.38****	29,388	26,165
1,894	12/18/13	Taiwan Taiex Index Put, Strike 7,180.59*****	62,647	57,757
1,837	9/19/12	Taiwan TWSE Index Put, Strike 7,608.62*****	34,528	27,719
2,692	9/19/12	Taiwan TWSE Index Put, Strike 7,758.20†††††	56,108	49,051
1,845	6/19/13	Taiwan TWSE Index Put, Strike 7,574.49****	56,974	49,852
922	9/18/13	Taiwan TWSE Index Put, Strike 6,957.96****	25,115	22,137
86,450	6/08/12	Topix Index Put, Strike 675.00†	36,652	917
11,650	6/15/12	Unilever NV, Call, Strike 26.00†	11,550	6,920
7,300	7/21/12	Universal Health Services, Call, Strike 40.00	20,389	27,740
9,300	6/16/12	US Bancorp, Call, Strike 30.00	10,327	21,390
3,000	1/19/13	Valeant Pharmaceuticals, Inc., Call, Strike 50.00	19,859	27,900
8,900	7/21/12	Vertex Pharmaceuticals, Inc., Call, Strike 35.00	29,990	72,980
8,200	1/19/13	Vertex Pharmaceuticals, Inc., Call, Strike 40.00	37,564	64,780
7,600	1/19/13	Whiting Petroleum Corp., Call, Strike 52.50	55,390	66,120
3,300	1/19/13	Whiting Petroleum Corp., Call, Strike 72.50	16,572	6,699

			$2,449,906	$2,555,953

USD	U.S. Dollar
*	OTC traded option counterparty Goldman Sachs & Co.
**	OTC traded option counterparty Royal Bank of Scotland PLC.

Notes to Portfolio of Investments (Unaudited) (Continued)

***	OTC traded option counterparty Barclays Bank PLC.
****	OTC traded option counterparty Credit Suisse Securities LLC.
*****	OTC traded option counterparty JP Morgan Chase Bank.
******	OTC traded option counterparty Bank of America N.A.
†	OTC traded option counterparty Morgan Stanley & Co.
††	OTC traded option counterparty UBS AG.
†††	OTC traded option counterparty BNP Paribas.
††††	OTC traded option counterparty Deutsche Bank AG.
†††††	OTC traded option counterparty Citibank N.A.

Transactions in written option contracts during the period ended March 31, 2012, were as follows:

	Number of Contracts	Premiums Received
PIMCO Total Return Fund
Options outstanding at December 31, 2011	350,100,142	$1,878,212
Options written	123,900,000	870,409
Options terminated in closing purchase transactions	(153,400,142)	(367,239)

Options outstanding at March 31, 2012	320,600,000	$2,381,382

Strategic Bond Fund
Options outstanding at December 31, 2011	53	$17,047
Options written	5,762,644	185,802
Options terminated in closing purchase transactions	(104)	(45,178)
Options expired	(35)	(1,155)

Options outstanding at March 31, 2012	5,762,558	$156,516

Strategic Balanced Fund
Options outstanding at December 31, 2011	5	$1,515
Options written	666,423	19,837
Options terminated in closing purchase transactions	(10)	(4,249)
Options expired	(4)	(37)

Options outstanding at March 31, 2012	666,414	$17,066

BlackRock Global Allocation Fund
Options outstanding at December 31, 2011	218,833,893	$2,402,153
Options written	157,089	1,200,398
Options terminated in closing purchase transactions	(201,703)	(698,224)
Options expired	(145,257)	(382,936)
Options exercised	(1,498)	(71,485)

Options outstanding at March 31, 2012	218,642,524	$2,449,906

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The PIMCO Total Return Fund had dollar roll transactions at March 31, 2012, which were accounted for as financing transactions.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are

Notes to Portfolio of Investments (Unaudited) (Continued)

expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2012, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open reverse repurchase agreements at March 31, 2012:

Description	Value
PIMCO Total Return Fund
Agreement with Citigroup, dated 12/16/11, (1.000%), to be repurchased on demand until 12/15/12 at value plus accrued interest.	$1,554,000
Agreement with Credit Suisse Securities LLC, dated 3/29/12, (0.500%), to be repurchased on demand until 12/31/12 at value plus accrued interest.	2,107,800

$3,661,800

Average balance outstanding	$2,710,885
Maximum balance outstanding	$47,565,163
Average interest rate	(0.31)%
Weighted average maturity	17 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Notes to Portfolio of Investments (Unaudited) (Continued)

In addition, the RetireSMART Conservative Fund, RetireSMART Moderate Fund, RetireSMART Moderate Growth Fund, RetireSMART Growth Fund, RetireSMART In Retirement Fund, RetireSMART 2010 Fund, RetireSMART 2015 Fund, RetireSMART 2020 Fund, RetireSMART 2025 Fund, RetireSMART 2030 Fund, RetireSMART 2035 Fund, RetireSMART 2040 Fund, RetireSMART 2045 Fund, and RetireSMART 2050 Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The BlackRock Global Allocation Fund invests a significant amount of its assets and each of the Diversified International Fund and Overseas Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the BlackRock Global Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the BlackRock Global Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3.	Federal Income Tax Information

At March 31, 2012, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PIMCO Total Return Fund	$2,379,076,656	$56,008,042	$(15,336,689)	$40,671,353
Strategic Bond Fund	205,024,453	6,248,109	(8,152,368)	(1,904,259)
Strategic Balanced Fund	53,182,587	6,053,089	(1,866,674)	4,186,415
BlackRock Global Allocation Fund	521,968,341	61,136,544	(23,822,154)	37,314,390
Diversified Value Fund	251,429,586	51,856,619	(6,088,075)	45,768,544
Fundamental Value Fund	1,073,203,271	276,884,264	(35,476,272)	241,407,992
Value Equity Fund	17,690,102	2,668,390	(362,261)	2,306,129
Large Cap Value Fund	404,458,722	154,929,689	(20,397,512)	134,532,177
Indexed Equity Fund	1,874,032,680	692,962,206	(232,575,359)	460,386,847
Core Opportunities Fund	45,802,465	7,959,065	(532,185)	7,426,880
Focused Value Fund	527,926,126	159,238,596	(5,733,085)	153,505,511
Fundamental Growth Fund	52,255,577	7,061,613	(755,831)	6,305,782
Blue Chip Growth Fund	641,457,945	240,386,192	(3,211,343)	237,174,849
Large Cap Growth Fund	54,911,604	12,753,676	(351,120)	12,402,556
Growth Opportunities Fund	314,860,751	155,182,264	(6,156,451)	149,025,813
Mid-Cap Value Fund	141,947,111	21,795,628	(2,108,359)	19,687,269
Small Cap Value Equity Fund	98,276,404	23,640,756	(1,488,806)	22,151,950
Small Company Value Fund	440,637,824	114,182,232	(36,535,572)	77,646,660
Mid Cap Growth Equity II Fund	1,270,660,389	420,850,377	(27,094,495)	393,755,882
Small Cap Growth Equity Fund	730,397,149	149,343,953	(33,502,083)	115,841,870
Small Company Growth Fund	49,514,007	12,773,848	(2,154,779)	10,619,069
Diversified International Fund	143,042,057	9,123,383	(7,548,866)	1,574,517
Overseas Fund	529,800,104	70,040,764	(30,047,933)	39,992,831
RetireSMART Conservative Fund	243,964,524	5,311,561	(2,802,262)	2,509,299
RetireSMART Moderate Fund	525,936,073	19,828,894	(7,823,037)	12,005,857
RetireSMART Moderate Growth Fund	380,183,734	19,009,355	(6,876,028)	12,133,327
RetireSMART Growth Fund	68,664,097	3,793,666	(1,358,073)	2,435,593
RetireSMART In Retirement Fund	92,527,365	5,001,138	(803,083)	4,198,055
RetireSMART 2010 Fund	103,102,493	6,413,946	(1,005,775)	5,408,171
RetireSMART 2015 Fund	4,024,114	243,283	(7,155)	236,128
RetireSMART 2020 Fund	351,895,154	38,617,390	(4,513,853)	34,103,537
RetireSMART 2025 Fund	3,091,333	168,482	(23,002)	145,480
RetireSMART 2030 Fund	291,487,054	37,564,135	(4,014,174)	33,549,961
RetireSMART 2035 Fund	2,767,339	159,705	(30,203)	129,502
RetireSMART 2040 Fund	181,298,354	23,891,195	(2,549,591)	21,341,604
RetireSMART 2045 Fund	1,831,772	137,366	(22,736)	114,630
RetireSMART 2050 Fund	41,303,507	2,858,257	(502,864)	2,355,393

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended March 31, 2012, was as follows:

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Conservative Fund
MassMutual Premier Core Bond Fund, Class Z	6,694,638	45,963	981,822	5,758,779	$65,534,900	$-	$-	$(55,104)
MassMutual Premier Disciplined Growth Fund, Class S	838,343	14,863	143,825	709,381	7,753,533	-	-	59,392
MassMutual Premier Disciplined Value Fund, Class S	852,356	14,723	140,675	726,404	7,881,486	-	-	(4,681)
MassMutual Premier Focused International Fund, Class Z	95,904	29,472	16,312	109,064	1,269,507	-	-	(13,829)
MassMutual Premier High Yield Fund, Class Z	1,196,924	11,023	151,367	1,056,580	9,657,142	-	-	(47,066)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	2,181,027	130,651	605,992	1,705,686	19,785,959	-	-	247,816
MassMutual Premier International Bond Fund, Class S	809,634	73,173	221,490	661,317	6,679,302	-	-	(88,241)
MassMutual Premier International Equity Fund, Class S	211,442	29,462	34,796	206,108	2,716,504	-	-	(101,485)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	91,370	-	-	91,370	1,085,474	-	-	-
MassMutual Premier Money Market Fund, Class S	4,515,227	46	3,418,900	1,096,373	1,096,373	46	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	4,294,513	659,476	601,683	4,352,306	46,134,444	-	-	(172,730)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	531,254	7,750	95,844	443,160	5,477,452	-	-	(387,597)
MassMutual Premier Value Fund, Class S	23,353	1,678	3,391	21,640	325,027	-	-	(3,065)
MassMutual Select BlackRock Global Allocation Fund, Class S	129,657	-	-	129,657	1,391,224	-	-	-
MassMutual Select Blue Chip Growth Fund, Class S	162,950	11,483	21,457	152,976	1,961,151	-	-	12,776
MassMutual Select Core Opportunities Fund, Class S	278,356	5,340	43,020	240,676	2,401,946	-	-	(12,204)
MassMutual Select Diversified International Fund, Class S	421,741	59,504	67,537	413,708	2,627,044	-	-	(64,169)
MassMutual Select Diversified Value Fund, Class S	203,384	27,359	27,998	202,745	2,007,177	-	-	(2,000)
MassMutual Select Focused Value Fund, Class Z	242,842	4,058	32,883	214,017	4,177,613	-	-	70
MassMutual Select Fundamental Value Fund, Class Z	288,353	31,731	38,652	281,432	3,185,810	-	-	(7,588)
MassMutual Select Growth Opportunities Fund, Class S	190,779	13,943	31,406	173,316	1,540,782	-	-	16,952
MassMutual Select Large Cap Growth Fund, Class S	242,167	14,610	-	256,777	2,331,538	-	-	-
MassMutual Select Large Cap Value Fund, Class S	51,466	3,862	9,100	46,228	518,682	-	-	(678)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	235,773	3,291	26,855	212,209	3,437,788	-	-	(37,978)
MassMutual Select Mid-Cap Value Fund, Class S	357,117	29,879	56,359	330,637	3,617,169	-	-	(16,984)
MassMutual Select Overseas Fund, Class Z	1,064,656	65,160	150,831	978,985	7,029,110	-	-	(132,045)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Conservative Fund (Continued)
MassMutual Select PIMCO Total Return Fund, Class Z	632,380	102,992	236,885	498,487	$5,109,489	$-	$-	$(85,667)
MassMutual Select Small Cap Growth Equity Fund, Class Z	145,492	2,243	24,857	122,878	1,993,087	-	-	(76,437)
MassMutual Select Small Cap Value Equity Fund, Class S	227,966	3,487	38,734	192,719	2,006,207	-	-	(2,094)
MassMutual Select Small Company Growth Fund, Class S	115,804	2,210	23,047	94,967	1,055,079	-	-	(5,503)
MassMutual Select Small Company Value Fund, Class Z	126,584	1,714	19,538	108,760	1,535,691	-	-	(10,390)
MassMutual Select Strategic Bond Fund, Class S	1,083,293	95,377	135,949	1,042,721	10,521,058	-	-	5,176
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	1,525,665	28,193	218,853	1,335,005	4,699,218	-	-	(61,775)
Oppenheimer Developing Markets Fund, Class Y*	75,654	2,527	-	78,181	2,602,630	-	-	-
Oppenheimer Real Estate Fund, Class Y*	287,844	6,378	54,796	239,426	5,327,227	24,123	-	5,632

					$246,473,823	$24,169	$-	$(1,041,496)

RetireSMART Moderate Fund
MassMutual Premier Core Bond Fund, Class Z	9,125,454	180,673	315,726	8,990,401	$102,310,764	$-	$-	$(15,116)
MassMutual Premier Disciplined Growth Fund, Class S	3,131,526	47,258	206,655	2,972,129	32,485,368	-	-	145,380
MassMutual Premier Disciplined Value Fund, Class S	2,827,362	46,862	204,022	2,670,202	28,971,688	-	-	33,904
MassMutual Premier Focused International Fund, Class Z	397,306	124,528	28,979	492,855	5,736,836	-	-	(18,128)
MassMutual Premier High Yield Fund, Class Z	2,087,466	21,760	209,937	1,899,289	17,359,498	-	-	(53,432)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	2,175,507	68,517	222,555	2,021,469	23,449,035	-	-	96,039
MassMutual Premier International Bond Fund, Class S	800,388	131,723	129,358	802,753	8,107,808	-	-	(56,998)
MassMutual Premier International Equity Fund, Class S	949,554	82,426	61,189	970,791	12,795,027	-	-	(162,957)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	1,137,928	-	-	1,137,928	13,518,584	-	-	-
MassMutual Premier Money Market Fund, Class S	1,020,447	15	218,501	801,961	801,961	15	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	3,206,376	59,044	216,076	3,049,344	32,323,051	-	-	(56,557)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	1,532,330	23,534	113,478	1,442,386	17,827,886	-	-	(427,497)
MassMutual Premier Value Fund, Class S	79,514	3,648	6,016	77,146	1,158,729	-	-	(3,710)
MassMutual Select BlackRock Global Allocation Fund, Class S	512,789	-	-	512,789	5,502,231	-	-	-
MassMutual Select Blue Chip Growth Fund, Class S	887,296	31,892	81,812	837,376	10,735,158	-	-	97,460
MassMutual Select Core Opportunities Fund, Class S	594,188	12,006	39,589	566,605	5,654,721	-	-	(1,537)
MassMutual Select Diversified International Fund, Class S	1,393,481	251,020	118,447	1,526,054	9,690,441	-	-	(99,094)
MassMutual Select Diversified Value Fund, Class S	962,391	37,441	49,641	950,191	9,406,887	-	-	6,151
MassMutual Select Focused Value Fund, Class Z	510,700	9,139	30,207	489,632	9,557,617	-	-	16,133

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Fund (Continued)
MassMutual Select Fundamental Value Fund, Class Z	1,518,421	56,028	116,916	1,457,533	$16,499,278	$-	$-	$17,958
MassMutual Select Growth Opportunities Fund, Class S	1,274,935	46,115	118,549	1,202,501	10,690,237	-	-	121,945
MassMutual Select Large Cap Growth Fund, Class S	775,910	18,307	61,714	732,503	6,651,129	-	-	(28,712)
MassMutual Select Large Cap Value Fund, Class S	322,264	12,521	41,062	293,723	3,295,572	-	-	9,401
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	1,232,261	14,371	47,781	1,198,851	19,421,392	-	-	(45,774)
MassMutual Select Mid-Cap Value Fund, Class S	1,779,591	80,015	100,760	1,758,846	19,241,780	-	-	(1,817)
MassMutual Select Overseas Fund, Class Z	5,439,423	274,922	266,407	5,447,938	39,116,195	-	-	(190,460)
MassMutual Select PIMCO Total Return Fund, Class Z	858,855	29,150	163,584	724,421	7,425,313	-	-	(49,392)
MassMutual Select Small Cap Growth Equity Fund, Class Z	280,493	11,643	51,752	240,384	3,899,024	-	-	(139,621)
MassMutual Select Small Cap Value Equity Fund, Class S	829,707	122,852	126,029	826,530	8,604,175	-	-	30,259
MassMutual Select Small Company Growth Fund, Class S	371,524	11,373	79,729	303,168	3,368,198	-	-	11,212
MassMutual Select Small Company Value Fund, Class Z	119,442	8,833	34,475	93,800	1,324,461	-	-	(9,014)
MassMutual Select Strategic Bond Fund, Class S	1,151,708	19,170	78,107	1,092,771	11,026,055	-	-	6,323
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	4,871,076	73,017	236,466	4,707,627	16,570,846	-	-	(61,413)
Oppenheimer Developing Markets Fund, Class Y*	151,860	6,400	-	158,260	5,268,481	-	-	-
Oppenheimer Real Estate Fund, Class Y*	916,079	19,119	119,625	815,573	18,146,504	82,614	-	42,916

					$537,941,930	$82,629	$-	$(786,148)

RetireSMART Moderate Growth Fund
MassMutual Premier Core Bond Fund, Class Z	2,621,235	95745	77,564	2,639,416	$30,036,554	$-	$-	$(3,913)
MassMutual Premier Disciplined Growth Fund, Class S	3,514,622	37,721	376,549	3,175,794	34,711,427	-	-	299,768
MassMutual Premier Disciplined Value Fund, Class S	2,848,291	37,462	222,227	2,663,526	28,899,254	-	-	22,478
MassMutual Premier Focused International Fund, Class Z	364,244	141,438	46,092	459,590	5,349,623	-	-	(33,087)
MassMutual Premier High Yield Fund, Class Z	950,237	21,334	160,374	811,197	7,414,341	-	-	(16,303)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	453,103	11,260	50,147	414,216	4,804,911	-	-	20,727
MassMutual Premier International Bond Fund, Class S	403,634	93,523	92,474	404,683	4,087,296	-	-	(39,542)
MassMutual Premier International Equity Fund, Class S	972,769	111,198	97,900	986,067	12,996,357	-	-	(270,528)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	1,111,520	-	-	1,111,520	13,204,852	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	642,858	13,992	62,043	594,807	6,304,956	-	-	(16,737)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	1,410,928	21,892	152,930	1,279,890	15,819,445	-	-	(585,677)
MassMutual Premier Value Fund, Class S	111,837	2,828	15,912	98,753	1,483,275	-	-	(10,875)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Moderate Growth Fund (Continued)
MassMutual Select BlackRock Global Allocation Fund, Class S	369,862	-	-	369,862	$3,968,617	$-	$-	$-
MassMutual Select Blue Chip Growth Fund, Class S	1,053,111	17,215	167,933	902,393	11,568,679	-	-	173,260
MassMutual Select Core Opportunities Fund, Class S	433,240	8,631	49,219	392,652	3,918,666	-	-	(6,672)
MassMutual Select Diversified International Fund, Class S	2,240,278	302,665	189,197	2,353,746	14,946,290	-	-	(167,222)
MassMutual Select Diversified Value Fund, Class S	1,376,077	63,529	164,462	1,275,144	12,623,928	-	-	14,807
MassMutual Select Focused Value Fund, Class Z	348,647	6,573	38,052	317,168	6,191,117	-	-	12,699
MassMutual Select Fundamental Value Fund, Class Z	1,868,250	66,937	232,464	1,702,723	19,274,820	-	-	5,158
MassMutual Select Growth Opportunities Fund, Class S	1,639,537	24,963	201,501	1,462,999	13,006,057	-	-	164,991
MassMutual Select Large Cap Growth Fund, Class S	994,709	-	62,259	932,450	8,466,650	-	-	(35,874)
MassMutual Select Large Cap Value Fund, Class S	397,573	7,587	81,154	324,006	3,635,348	-	-	16,621
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	1,084,851	13,192	60,881	1,037,162	16,802,018	-	-	(68,789)
MassMutual Select Mid-Cap Value Fund, Class S	1,515,152	100,169	128,288	1,487,033	16,268,144	-	-	(15,958)
MassMutual Select Overseas Fund, Class Z	5,371,902	435,422	427,188	5,380,136	38,629,377	-	-	(333,635)
MassMutual Select PIMCO Total Return Fund, Class Z	303,155	4,544	40,631	267,068	2,737,452	-	-	(12,861)
MassMutual Select Small Cap Growth Equity Fund, Class Z	349,303	12,362	73,079	288,586	4,680,864	-	-	(207,190)
MassMutual Select Small Cap Value Equity Fund, Class S	809,528	95,543	126,555	778,516	8,104,348	-	-	10,825
MassMutual Select Small Company Growth Fund, Class S	472,788	12,036	77,412	407,412	4,526,343	-	-	(8,218)
MassMutual Select Small Company Value Fund, Class Z	313,292	9,369	57,198	265,463	3,748,339	-	-	(22,301)
MassMutual Select Strategic Bond Fund, Class S	363,542	2,966	13,195	353,313	3,564,929	-	-	902
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	4,239,021	73,365	326,486	3,985,900	14,030,369	-	-	(87,461)
Oppenheimer Developing Markets Fund, Class Y*	69,673	8,280	-	77,953	2,595,069	-	-	-
Oppenheimer Real Estate Fund, Class Y*	723,640	16,638	114,779	625,499	13,917,346	63,469	-	33,644

					$392,317,061	$63,469	$-	$(1,166,963)

RetireSMART Growth Fund
MassMutual Premier Core Bond Fund, Class Z	66,992	16,023	3,804	79,211	$901,423	$-	$-	$(8)
MassMutual Premier Disciplined Growth Fund, Class S	639,652	21,229	46,340	614,541	6,716,929	-	-	46,737
MassMutual Premier Disciplined Value Fund, Class S	460,285	21,184	20,282	461,187	5,003,877	-	-	5,885
MassMutual Premier Focused International Fund, Class Z	75,888	30,636	3,577	102,947	1,198,300	-	-	(1,701)
MassMutual Premier High Yield Fund, Class Z	85,564	1,220	17,625	69,159	632,111	-	-	1,181
MassMutual Premier Inflation-Protected and Income Fund, Class Z	19,385	948	511	19,822	229,935	-	-	248

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART Growth Fund (Continued)
MassMutual Premier International Bond Fund, Class S	14,585	15,289	1,669	28,205	$284,870	$-	$-	$(777)
MassMutual Premier International Equity Fund, Class S	169,566	30,538	7,564	192,540	2,537,676	-	-	(18,614)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	120,988	-	-	120,988	1,437,334	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	15,575	1,110	599	16,086	170,514	-	-	(140)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	286,158	14,958	12,053	289,063	3,572,821	-	-	(42,864)
MassMutual Premier Value Fund, Class S	29,698	1,935	1,747	29,886	448,889	-	-	(838)
MassMutual Select BlackRock Global Allocation Fund, Class S	8,895	-	-	8,895	95,441	-	-	-
MassMutual Select Blue Chip Growth Fund, Class S	236,236	11,677	22,484	225,429	2,890,005	-	-	27,510
MassMutual Select Core Opportunities Fund, Class S	76,860	5,057	4,185	77,732	775,761	-	-	144
MassMutual Select Diversified International Fund, Class S	481,759	71,828	14,685	538,902	3,422,029	-	-	(11,160)
MassMutual Select Diversified Value Fund, Class S	305,408	22,882	19,331	308,959	3,058,690	-	-	3,833
MassMutual Select Focused Value Fund, Class Z	61,461	3,846	3,236	62,071	1,211,628	-	-	2,417
MassMutual Select Fundamental Value Fund, Class Z	411,141	27,749	27,645	411,245	4,655,293	-	-	4,374
MassMutual Select Growth Opportunities Fund, Class S	334,123	16,887	24,054	326,956	2,906,637	-	-	24,206
MassMutual Select Large Cap Growth Fund, Class S	227,653	-	11,233	216,420	1,965,095	-	-	(6,431)
MassMutual Select Large Cap Value Fund, Class S	95,437	5,179	11,265	89,351	1,002,523	-	-	3,363
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	218,077	8,331	4,585	221,823	3,593,527	-	-	(2,823)
MassMutual Select Mid-Cap Value Fund, Class S	301,580	30,195	9,676	322,099	3,523,766	-	-	1,775
MassMutual Select Overseas Fund, Class Z	958,109	123,958	33,073	1,048,994	7,531,777	-	-	(19,753)
MassMutual Select PIMCO Total Return Fund, Class Z	9,685	489	939	9,235	94,656	-	-	(269)
MassMutual Select Small Cap Growth Equity Fund, Class Z	75,767	7,772	7,998	75,541	1,225,275	-	-	(21,269)
MassMutual Select Small Cap Value Equity Fund, Class S	146,996	25,443	13,874	158,565	1,650,664	-	-	2,623
MassMutual Select Small Company Growth Fund, Class S	103,249	7,575	9,213	101,611	1,128,903	-	-	(157)
MassMutual Select Small Company Value Fund, Class Z	73,389	5,913	6,859	72,443	1,022,894	-	-	(2,226)
MassMutual Select Strategic Bond Fund, Class S	32,419	319	172	32,566	328,587	-	-	23
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	765,719	43,288	23,448	785,559	2,765,169	-	-	(5,140)
Oppenheimer Developing Markets Fund, Class Y*	7,807	2,201	-	10,008	333,179	-	-	-
Oppenheimer Real Estate Fund, Class Y*	130,513	8,691	14,102	125,102	2,783,512	12,646	-	4,475

					$71,099,690	$12,646	$-	$(5,376)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART In Retirement Fund
MassMutual Premier Core Bond Fund, Class Z	1,608,682	207,376	183,722	1,632,336	$18,575,982	$-	$-	$451
MassMutual Premier Disciplined Growth Fund, Class S	392,831	10,226	47,385	355,672	3,887,491	-	-	232,645
MassMutual Premier Disciplined Value Fund, Class S	386,520	10,120	28,234	368,406	3,997,202	-	-	82,175
MassMutual Premier Focused International Fund, Class Z	37,665	7,793	3,847	41,611	484,355	-	-	(3,019)
MassMutual Premier High Yield Fund, Class Z	339,523	5,715	24,269	320,969	2,933,658	-	-	(7,331)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	1,116,252	35,130	211,952	939,430	10,897,387	-	-	104,476
MassMutual Premier International Bond Fund, Class S	402,483	13,461	53,403	362,541	3,661,668	-	-	57,218
MassMutual Premier International Equity Fund, Class S	94,405	8,824	8,236	94,993	1,252,009	-	-	30,881
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	5,140	-	-	5,140	61,065	-	-	-
MassMutual Premier Money Market Fund, Class S	1,948,223	19	1,578,800	369,442	369,442	19	-	3
MassMutual Premier Short-Duration Bond Fund, Class Z	1,620,022	308,949	116,947	1,812,024	19,207,454	-	-	(27,973)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	205,786	5,512	23,019	188,279	2,327,123	-	-	(89,402)
MassMutual Premier Value Fund, Class S	10,535	284	1,481	9,338	140,257	-	-	2,725
MassMutual Select Blue Chip Growth Fund, Class S	59,259	1,785	5,788	55,256	708,381	-	-	19,875
MassMutual Select Core Opportunities Fund, Class S	96,915	3,650	10,177	90,388	902,076	-	-	5,133
MassMutual Select Diversified International Fund, Class S	174,418	17,623	15,886	176,155	1,118,586	-	-	26,297
MassMutual Select Diversified Value Fund, Class S	76,088	2,382	7,693	70,777	700,696	-	-	21,297
MassMutual Select Focused Value Fund, Class Z	95,606	2,802	7,795	90,613	1,768,757	-	-	5,978
MassMutual Select Fundamental Value Fund, Class Z	108,808	3,278	9,147	102,939	1,165,270	-	-	1,110
MassMutual Select Growth Opportunities Fund, Class S	67,580	2,599	8,392	61,787	549,285	-	-	31,385
MassMutual Select Large Cap Growth Fund, Class S	99,799	-	1,162	98,637	895,621	-	-	2,314
MassMutual Select Large Cap Value Fund, Class S	15,492	790	3,125	13,157	147,620	-	-	4,575
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	100,693	2,149	7,866	94,976	1,538,610	-	-	(5,611)
MassMutual Select Mid-Cap Value Fund, Class S	156,613	4,517	15,405	145,725	1,594,236	-	-	38,915
MassMutual Select Overseas Fund, Class Z	514,863	23,745	50,338	488,270	3,505,778	-	-	(33,568)
MassMutual Select PIMCO Total Return Fund, Class Z	275,431	33,747	58,421	250,757	2,570,259	-	-	(15,755)
MassMutual Select Small Cap Growth Equity Fund, Class Z	56,915	1,471	11,262	47,124	764,344	-	-	(25,735)
MassMutual Select Small Cap Value Equity Fund, Class S	91,091	2,283	17,677	75,697	788,008	-	-	83,967
MassMutual Select Small Company Growth Fund, Class S	53,069	1,419	12,936	41,552	461,647	-	-	70,386

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART In Retirement Fund (Continued)
MassMutual Select Small Company Value Fund, Class Z	53,649	1,099	10,724	44,024	$621,620	$-	$-	$(270)
MassMutual Select Strategic Bond Fund, Class S	360,498	9,412	25,995	343,915	3,470,103	-	-	42,098
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	626,596	19,230	53,311	592,515	2,085,654	-	-	11,228
Oppenheimer Developing Markets Fund, Class Y*	30,094	1,343	-	31,437	1,046,538	-	-	-
Oppenheimer Real Estate Fund, Class Y*	130,646	4,153	21,215	113,584	2,527,238	11,494	-	97,016

					$96,725,420	$11,513	$-	$763,484

RetireSMART 2010 Fund
MassMutual Premier Core Bond Fund, Class Z	1,585,853	221,828	124,196	1,683,485	$19,158,057	$-	$-	$(689)
MassMutual Premier Disciplined Growth Fund, Class S	584,453	23,836	31,395	576,894	6,305,455	-	-	144,286
MassMutual Premier Disciplined Value Fund, Class S	558,401	23,733	31,179	550,955	5,977,863	-	-	112,190
MassMutual Premier Focused International Fund, Class Z	65,711	11,927	3,803	73,835	859,439	-	-	(2,832)
MassMutual Premier High Yield Fund, Class Z	410,926	10,744	19,798	401,872	3,673,110	-	-	(6,968)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	854,522	48,923	103,788	799,657	9,276,025	-	-	48,657
MassMutual Premier International Bond Fund, Class S	287,067	38,743	27,260	298,550	3,015,356	-	-	(3,496)
MassMutual Premier International Equity Fund, Class S	157,003	15,996	8,033	164,966	2,174,253	-	-	24,474
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	16,480	-	-	16,480	195,785	-	-	-
MassMutual Premier Money Market Fund, Class S	1,130,821	13	861,200	269,634	269,634	13	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	1,073,633	171,279	54,157	1,190,755	12,622,003	-	-	(13,257)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	269,874	11,375	16,859	264,390	3,267,864	-	-	(65,106)
MassMutual Premier Value Fund, Class S	21,659	756	4,335	18,080	271,557	-	-	8,010
MassMutual Select Blue Chip Growth Fund, Class S	86,173	4,667	9,500	81,340	1,042,784	-	-	38,103
MassMutual Select Core Opportunities Fund, Class S	106,800	6,640	5,963	107,477	1,072,618	-	-	3,165
MassMutual Select Diversified International Fund, Class S	315,946	31,639	15,591	331,994	2,108,161	-	-	27,570
MassMutual Select Diversified Value Fund, Class S	126,133	6,262	7,857	124,538	1,232,924	-	-	23,620
MassMutual Select Focused Value Fund, Class Z	99,266	5,103	4,586	99,783	1,947,754	-	-	3,646
MassMutual Select Fundamental Value Fund, Class Z	164,935	18,176	7,670	175,441	1,985,988	-	-	1,131
MassMutual Select Growth Opportunities Fund, Class S	109,439	6,757	13,742	102,454	910,819	-	-	44,215
MassMutual Select Large Cap Growth Fund, Class S	164,011	-	8,600	155,411	1,411,133	-	-	17,554
MassMutual Select Large Cap Value Fund, Class S	18,660	2,073	1,857	18,876	211,791	-	-	1,806
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	194,554	7,195	8,499	193,250	3,130,647	-	-	(6,040)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases		Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2010 Fund (Continued)
MassMutual Select Mid-Cap Value Fund, Class S	284,823	15,262		16,739	283,346	$3,099,808	$-	$-	$77,143
MassMutual Select Overseas Fund, Class Z	861,630	51,930		50,510	863,050	6,196,697	-	-	(32,362)
MassMutual Select PIMCO Total Return Fund, Class Z	315,311	53,365		41,317	327,359	3,355,431	-	-	(13,036)
MassMutual Select Small Cap Growth Equity Fund, Class Z	64,632	5,147		12,423	57,356	930,321	-	-	(28,178)
MassMutual Select Small Cap Value Equity Fund, Class S	139,595	18,395		21,285	136,705	1,423,101	-	-	55,318
MassMutual Select Small Company Growth Fund, Class S	73,063	4,983		14,830	63,216	702,325	-	-	39,509
MassMutual Select Small Company Value Fund, Class Z	54,428	3,892		11,472	46,848	661,495	-	-	129
MassMutual Select Strategic Bond Fund, Class S	301,793	14,612		12,983	303,422	3,061,528	-	-	19,607
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	744,595	37,078		33,259	748,414	2,634,417	-	-	1,370
Oppenheimer Developing Markets Fund, Class Y*	30,723	2,617		-	33,340	1,109,889	-	-	-
Oppenheimer Real Estate Fund, Class Y*	150,399	7,785		13,706	144,478	3,214,632	14,602	-	56,826

						$108,510,664	$14,615	$-	$576,365

RetireSMART 2015 Fund
MassMutual Premier Core Bond Fund, Class Z	33,213	17,759		229	50,743	$577,457	$-	$-	$(14)
MassMutual Premier Disciplined Growth Fund, Class S	21,080	3,913		2,307	22,686	247,956	-	-	4,266
MassMutual Premier Disciplined Value Fund, Class S	20,153	3,887		1,520	22,520	244,346	-	-	1,423
MassMutual Premier Focused International Fund, Class Z	3,448	1,152		27	4,573	53,229	-	-	(18)
MassMutual Premier High Yield Fund, Class Z	11,969	2,585		804	13,750	125,677	-	-	(207)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	24,308	5,070		1,389	27,989	324,667	-	-	609
MassMutual Premier International Bond Fund, Class S	10,355	2,482		892	11,945	120,644	-	-	157
MassMutual Premier International Equity Fund, Class S	7,254	1,948		373	8,829	116,367	-	-	(231)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	889	-		-	889	10,559	-	-	-
MassMutual Premier Money Market Fund, Class S	1,596	0	#	300	1,296	1,296	0+	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	19,309	6,791		145	25,955	275,122	-	-	(37)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	10,760	2,053		789	12,024	148,622	-	-	(2,717)
MassMutual Premier Value Fund, Class S	863	165		41	987	14,821	-	-	39
MassMutual Select Blue Chip Growth Fund, Class S	5,104	1,009		952	5,161	66,161	-	-	2,331
MassMutual Select Core Opportunities Fund, Class S	4,396	928		209	5,115	51,045	-	-	231
MassMutual Select Diversified International Fund, Class S	15,182	3,799		110	18,871	119,829	-	-	(95)
MassMutual Select Diversified Value Fund, Class S	7,040	1,358		753	7,645	75,686	-	-	597

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2015 Fund (Continued)
MassMutual Select Focused Value Fund, Class Z	3,576	709	384	3,901	$76,144	$-	$-	$314
MassMutual Select Fundamental Value Fund, Class Z	9,818	1,858	1,195	10,481	118,647	-	-	129
MassMutual Select Growth Opportunities Fund, Class S	7,117	1,464	1,367	7,214	64,136	-	-	2,953
MassMutual Select Large Cap Growth Fund, Class S	4,220	-	295	3,925	35,643	-	-	34
MassMutual Select Large Cap Value Fund, Class S	1,925	442	92	2,275	25,530	-	-	101
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	7,015	1,162	43	8,134	131,778	-	-	(31)
MassMutual Select Mid-Cap Value Fund, Class S	12,171	2,457	470	14,158	154,888	-	-	701
MassMutual Select Overseas Fund, Class Z	34,262	7,495	1,337	40,420	290,215	-	-	(726)
MassMutual Select PIMCO Total Return Fund, Class Z	9,378	2,426	721	11,083	113,600	-	-	(249)
MassMutual Select Small Cap Growth Equity Fund, Class Z	4,383	988	489	4,882	79,190	-	-	(1,175)
MassMutual Select Small Cap Value Equity Fund, Class S	7,220	1,536	781	7,975	83,025	-	-	1,314
MassMutual Select Small Company Growth Fund, Class S	4,541	959	604	4,896	54,398	-	-	1,534
MassMutual Select Small Company Value Fund, Class Z	3,418	745	468	3,695	52,175	-	-	(32)
MassMutual Select Strategic Bond Fund, Class S	7,361	1,404	51	8,714	87,927	-	-	25
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	28,563	5,933	213	34,283	120,677	-	-	19
Oppenheimer Developing Markets Fund, Class Y*	915	301	-	1,216	40,485	-	-	-
Oppenheimer Real Estate Fund, Class Y*	6,604	1,320	809	7,115	158,300	714	-	3,788

					$4,260,242	$714	$-	$15,033

RetireSMART 2020 Fund
MassMutual Premier Core Bond Fund, Class Z	2,638,827	840,909	70,567	3,409,169	$38,796,340	$-	$-	$(2,797)
MassMutual Premier Disciplined Growth Fund, Class S	2,852,681	85,210	224,394	2,713,497	29,658,522	-	-	317,148
MassMutual Premier Disciplined Value Fund, Class S	2,510,148	84,393	81,678	2,512,863	27,264,562	-	-	(172,164)
MassMutual Premier Focused International Fund, Class Z	354,899	69,151	18,169	405,881	4,724,460	-	-	(15,916)
MassMutual Premier High Yield Fund, Class Z	1,802,257	52,888	199,878	1,655,267	15,129,138	-	-	(52,089)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	1,470,158	59,044	130,012	1,399,190	16,230,599	-	-	57,367
MassMutual Premier International Bond Fund, Class S	1,099,315	83,866	126,274	1,056,907	10,674,760	-	-	75,573
MassMutual Premier International Equity Fund, Class S	834,655	85,617	38,365	881,907	11,623,534	-	-	37,473
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	1,302,076	-	-	1,302,076	15,468,668	-	-	-
MassMutual Premier Money Market Fund, Class S	45,059	1	9,000	36,060	36,060	1	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	1,478,415	161,350	52,471	1,587,294	16,825,319	-	-	(13,568)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2020 Fund (Continued)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	1,229,876	45,037	113,999	1,160,914	$14,348,894	$-	$-	$(426,770)
MassMutual Premier Value Fund, Class S	92,724	4,606	16,155	81,175	1,219,245	-	-	23,489
MassMutual Select Blue Chip Growth Fund, Class S	648,779	28,307	93,252	583,834	7,484,757	-	-	172,512
MassMutual Select Core Opportunities Fund, Class S	402,516	19,330	24,737	397,109	3,963,148	-	-	12,407
MassMutual Select Diversified International Fund, Class S	1,697,960	170,045	74,477	1,793,528	11,388,905	-	-	(70,000)
MassMutual Select Diversified Value Fund, Class S	981,773	37,884	71,170	948,487	9,390,022	-	-	231,436
MassMutual Select Focused Value Fund, Class Z	360,082	14,799	29,688	345,193	6,738,167	-	-	23,328
MassMutual Select Fundamental Value Fund, Class Z	1,300,889	51,800	86,943	1,265,746	14,328,249	-	-	8,626
MassMutual Select Growth Opportunities Fund, Class S	884,282	41,100	134,114	791,268	7,034,369	-	-	340,831
MassMutual Select Large Cap Growth Fund, Class S	1,230,177	-	96,544	1,133,633	10,293,389	-	-	189,347
MassMutual Select Large Cap Value Fund, Class S	199,212	12,478	28,933	182,757	2,050,530	-	-	116,512
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	917,279	26,530	42,493	901,316	14,601,327	-	-	(30,538)
MassMutual Select Mid-Cap Value Fund, Class S	1,316,743	55,970	72,350	1,300,363	14,225,969	-	-	32,624
MassMutual Select Overseas Fund, Class Z	4,255,017	255,818	221,846	4,288,989	30,794,944	-	-	(159,989)
MassMutual Select PIMCO Total Return Fund, Class Z	683,374	61,320	70,766	673,928	6,907,761	-	-	(23,601)
MassMutual Select Small Cap Growth Equity Fund, Class Z	120,180	24,102	41,804	102,478	1,662,200	-	-	(108,119)
MassMutual Select Small Cap Value Equity Fund, Class S	344,894	37,436	72,759	309,571	3,222,633	-	-	176,585
MassMutual Select Small Company Growth Fund, Class S	312,274	23,348	56,106	279,516	3,105,419	-	-	140,040
MassMutual Select Small Company Value Fund, Class Z	207,551	18,136	42,027	183,660	2,593,276	-	-	(3,474)
MassMutual Select Strategic Bond Fund, Class S	480,049	16,069	15,516	480,602	4,849,271	-	-	24,402
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	3,152,460	139,158	136,031	3,155,587	11,107,665	-	-	16,304
Oppenheimer Developing Markets Fund, Class Y*	68,529	9,968	-	78,497	2,613,165	-	-	-
Oppenheimer Real Estate Fund, Class Y*	763,004	32,674	92,603	703,075	15,643,424	71,236	-	638,700

					$385,998,691	$71,237	$-	$1,555,679

RetireSMART 2025 Fund
MassMutual Premier Core Bond Fund, Class Z	8,650	7,769	290	16,129	$183,543	$-	$-	$(4)
MassMutual Premier Disciplined Growth Fund, Class S	15,212	6,379	1,743	19,848	216,935	-	-	3,661
MassMutual Premier Disciplined Value Fund, Class S	14,140	6,355	986	19,509	211,670	-	-	1,058
MassMutual Premier Focused International Fund, Class Z	2,729	1,918	155	4,492	52,282	-	-	(71)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2025 Fund (Continued)
MassMutual Premier High Yield Fund, Class Z	11,052	4,543	1,428	14,167	$129,485	$-	$-	$(305)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	4,853	2,469	479	6,843	79,382	-	-	224
MassMutual Premier International Bond Fund, Class S	6,418	3,773	891	9,300	93,932	-	-	170
MassMutual Premier International Equity Fund, Class S	5,748	3,719	325	9,142	120,494	-	-	(116)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	989	-	-	989	11,755	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	5,265	3,613	283	8,595	91,112	-	-	(65)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	7,817	3,836	756	10,897	134,682	-	-	(2,659)
MassMutual Premier Value Fund, Class S	678	440	191	927	13,926	-	-	252
MassMutual Select Blue Chip Growth Fund, Class S	4,906	2,681	360	7,227	92,646	-	-	962
MassMutual Select Core Opportunities Fund, Class S	2,307	1,433	135	3,605	35,979	-	-	218
MassMutual Select Diversified International Fund, Class S	11,845	7,231	633	18,443	117,111	-	-	(467)
MassMutual Select Diversified Value Fund, Class S	6,924	3,616	342	10,198	100,956	-	-	362
MassMutual Select Focused Value Fund, Class Z	2,220	1,091	262	3,049	59,523	-	-	343
MassMutual Select Fundamental Value Fund, Class Z	9,558	4,935	587	13,906	157,411	-	-	213
MassMutual Select Growth Opportunities Fund, Class S	6,847	3,874	518	10,203	90,700	-	-	1,267
MassMutual Select Large Cap Growth Fund, Class S	6,917	-	151	6,766	61,432	-	-	39
MassMutual Select Large Cap Value Fund, Class S	1,906	1,183	313	2,776	31,148	-	-	337
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	5,452	2,119	201	7,370	119,391	-	-	(67)
MassMutual Select Mid-Cap Value Fund, Class S	8,516	4,508	550	12,474	136,469	-	-	921
MassMutual Select Overseas Fund, Class Z	28,811	15,511	1,805	42,517	305,274	-	-	(810)
MassMutual Select PIMCO Total Return Fund, Class Z	1,646	1,301	205	2,742	28,101	-	-	(61)
MassMutual Select Small Cap Growth Equity Fund, Class Z	3,116	1,973	383	4,706	76,327	-	-	(880)
MassMutual Select Small Cap Value Equity Fund, Class S	5,205	3,078	794	7,489	77,961	-	-	1,382
MassMutual Select Small Company Growth Fund, Class S	3,429	1,925	417	4,937	54,854	-	-	1,057
MassMutual Select Small Company Value Fund, Class Z	2,620	1,501	453	3,668	51,788	-	-	15
MassMutual Select Strategic Bond Fund, Class S	1,660	660	63	2,257	22,778	-	-	35
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	22,031	12,006	1,126	32,911	115,847	-	-	207
Oppenheimer Developing Markets Fund, Class Y*	452	389	-	841	27,985	-	-	-
Oppenheimer Real Estate Fund, Class Y*	4,466	2,277	723	6,020	133,934	612	-	3,412

					$3,236,813	$612	$-	$10,630

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2030 Fund
MassMutual Premier Core Bond Fund, Class Z	1,059,716	336,086	22,839	1,372,963	$15,624,322	$-	$-	$(263)
MassMutual Premier Disciplined Growth Fund, Class S	2,181,390	76,108	151,096	2,106,402	23,022,977	-	-	312,373
MassMutual Premier Disciplined Value Fund, Class S	1,896,275	75,368	61,726	1,909,917	20,722,597	-	-	(67,038)
MassMutual Premier Focused International Fund, Class Z	388,532	71,290	17,032	442,790	5,154,074	-	-	(9,607)
MassMutual Premier High Yield Fund, Class Z	1,238,505	38,207	96,996	1,179,716	10,782,609	-	-	(23,722)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	519,842	20,821	43,058	497,605	5,772,223	-	-	19,462
MassMutual Premier International Bond Fund, Class S	704,528	35,427	88,587	651,368	6,578,814	-	-	96,996
MassMutual Premier International Equity Fund, Class S	830,450	90,198	35,797	884,851	11,662,337	-	-	122,622
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	843,346	-	-	843,346	10,018,949	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	618,017	115,337	21,249	712,105	7,548,309	-	-	(4,870)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	1,163,558	44,705	98,406	1,109,857	13,717,837	-	-	(350,730)
MassMutual Premier Value Fund, Class S	83,641	5,774	5,641	83,774	1,258,281	-	-	12,480
MassMutual Select Blue Chip Growth Fund, Class S	789,780	35,368	48,956	776,192	9,950,775	-	-	106,089
MassMutual Select Core Opportunities Fund, Class S	333,345	17,198	17,646	332,897	3,322,313	-	-	13,174
MassMutual Select Diversified International Fund, Class S	1,758,640	179,028	69,734	1,867,934	11,861,379	-	-	(232,730)
MassMutual Select Diversified Value Fund, Class S	1,187,826	47,405	51,733	1,183,498	11,716,635	-	-	166,490
MassMutual Select Focused Value Fund, Class Z	289,948	13,135	22,211	280,872	5,482,622	-	-	24,608
MassMutual Select Fundamental Value Fund, Class Z	1,584,756	64,801	70,254	1,579,303	17,877,707	-	-	20,259
MassMutual Select Growth Opportunities Fund, Class S	1,092,365	51,374	70,264	1,073,475	9,543,189	-	-	112,745
MassMutual Select Large Cap Growth Fund, Class S	1,478,520	-	32,427	1,446,093	13,130,528	-	-	60,061
MassMutual Select Large Cap Value Fund, Class S	265,027	15,612	15,677	264,962	2,972,871	-	-	76,597
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	896,127	26,739	50,568	872,298	14,131,230	-	-	(18,195)
MassMutual Select Mid-Cap Value Fund, Class S	1,248,829	56,352	60,809	1,244,372	13,613,427	-	-	40,009
MassMutual Select Overseas Fund, Class Z	4,386,015	276,590	167,461	4,495,144	32,275,136	-	-	(84,997)
MassMutual Select PIMCO Total Return Fund, Class Z	186,704	40,266	20,469	206,501	2,116,637	-	-	(6,306)
MassMutual Select Small Cap Growth Equity Fund, Class Z	285,418	25,029	45,680	264,767	4,294,513	-	-	(100,087)
MassMutual Select Small Cap Value Equity Fund, Class S	521,283	69,985	61,036	530,232	5,519,712	-	-	125,941
MassMutual Select Small Company Growth Fund, Class S	312,243	24,360	38,725	297,878	3,309,421	-	-	153,305
MassMutual Select Small Company Value Fund, Class Z	291,939	18,909	32,695	278,153	3,927,517	-	-	(2,265)
MassMutual Select Strategic Bond Fund, Class S	186,063	6,098	5,034	187,127	1,888,110	-	-	5,867

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2030 Fund (Continued)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	3,001,736	146,346	121,705	3,026,377	$10,652,848	$-	$-	$5,986
Oppenheimer Developing Markets Fund, Class Y*	58,435	10,569	-	69,004	2,297,153	-	-	-
Oppenheimer Real Estate Fund, Class Y*	643,274	30,379	76,351	597,302	13,289,963	61,133	-	454,157

					$325,037,015	$61,133	$-	$1,028,411

RetireSMART 2035 Fund
MassMutual Premier Core Bond Fund, Class Z	6,407	3,604	217	9,794	$111,457	$-	$-	$(16)
MassMutual Premier Disciplined Growth Fund, Class S	13,896	4,761	1,029	17,628	192,675	-	-	2,161
MassMutual Premier Disciplined Value Fund, Class S	12,663	4,734	624	16,773	181,988	-	-	654
MassMutual Premier Focused International Fund, Class Z	2,809	1,762	90	4,481	52,158	-	-	(52)
MassMutual Premier High Yield Fund, Class Z	6,251	1,826	567	7,510	68,642	-	-	(127)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	2,185	1,148	292	3,041	35,279	-	-	122
MassMutual Premier International Bond Fund, Class S	4,637	2,181	710	6,108	61,693	-	-	128
MassMutual Premier International Equity Fund, Class S	5,735	3,254	188	8,801	115,994	-	-	(91)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	559	-	-	559	6,644	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	2,771	1,400	92	4,079	43,235	-	-	(21)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	8,036	3,179	317	10,898	134,704	-	-	(1,205)
MassMutual Premier Value Fund, Class S	703	395	101	997	14,973	-	-	132
MassMutual Select Blue Chip Growth Fund, Class S	5,497	2,397	154	7,740	99,229	-	-	431
MassMutual Select Core Opportunities Fund, Class S	2,047	1,099	71	3,075	30,685	-	-	115
MassMutual Select Diversified International Fund, Class S	12,467	6,337	367	18,437	117,074	-	-	(289)
MassMutual Select Diversified Value Fund, Class S	7,749	3,223	209	10,763	106,549	-	-	223
MassMutual Select Focused Value Fund, Class Z	2,063	838	54	2,847	55,570	-	-	80
MassMutual Select Fundamental Value Fund, Class Z	10,633	4,405	286	14,752	166,987	-	-	117
MassMutual Select Growth Opportunities Fund, Class S	7,611	3,463	223	10,851	96,469	-	-	558
MassMutual Select Large Cap Growth Fund, Class S	8,713	-	-	8,713	79,118	-	-	-
MassMutual Select Large Cap Value Fund, Class S	2,090	1,059	170	2,979	33,429	-	-	182
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	5,569	1,750	114	7,205	116,713	-	-	(45)
MassMutual Select Mid-Cap Value Fund, Class S	8,580	3,706	242	12,044	131,761	-	-	411
MassMutual Select Overseas Fund, Class Z	30,391	13,160	977	42,574	305,684	-	-	(481)
MassMutual Select PIMCO Total Return Fund, Class Z	547	813	76	1,284	13,165	-	-	(23)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2035 Fund (Continued)
MassMutual Select Small Cap Growth Equity Fund, Class Z	3,184	1,634	265	4,553	$73,852	$-	$-	$(675)
MassMutual Select Small Cap Value Equity Fund, Class S	5,286	2,796	421	7,661	79,749	-	-	644
MassMutual Select Small Company Growth Fund, Class S	3,385	1,593	273	4,705	52,268	-	-	645
MassMutual Select Small Company Value Fund, Class Z	2,589	1,244	211	3,622	51,148	-	-	(39)
MassMutual Select Strategic Bond Fund, Class S	1,284	370	146	1,508	15,220	-	-	66
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	20,744	9,412	618	29,538	103,973	-	-	85
Oppenheimer Developing Markets Fund, Class Y*	400	341	-	741	24,676	-	-	-
Oppenheimer Real Estate Fund, Class Y*	4,238	1,787	448	5,577	124,080	566	-	2,039

					$2,896,841	$566	$-	$5,729

RetireSMART 2040 Fund
MassMutual Premier Core Bond Fund, Class Z	611,048	169,516	10,287	770,277	$8,765,754	$-	$-	$(180)
MassMutual Premier Disciplined Growth Fund, Class S	1,337,806	56,828	86,941	1,307,693	14,293,083	-	-	130,738
MassMutual Premier Disciplined Value Fund, Class S	1,112,278	56,418	31,353	1,137,343	12,340,175	-	-	(58,385)
MassMutual Premier Focused International Fund, Class Z	250,692	49,621	9,699	290,614	3,382,747	-	-	(7,111)
MassMutual Premier High Yield Fund, Class Z	423,744	15,380	40,594	398,530	3,642,561	-	-	(9,238)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	135,982	11,530	13,188	134,324	1,558,160	-	-	5,834
MassMutual Premier International Bond Fund, Class S	344,634	24,278	46,650	322,262	3,254,841	-	-	42,965
MassMutual Premier International Equity Fund, Class S	543,008	66,117	20,365	588,760	7,759,854	-	-	87,364
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	472,791	-	-	472,791	5,616,752	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	196,684	13,852	7,709	202,827	2,149,962	-	-	(1,842)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	752,415	38,858	36,765	754,508	9,325,716	-	-	(142,490)
MassMutual Premier Value Fund, Class S	71,973	5,117	3,556	73,534	1,104,488	-	-	12,914
MassMutual Select Blue Chip Growth Fund, Class S	541,456	30,976	34,657	537,775	6,894,270	-	-	53,335
MassMutual Select Core Opportunities Fund, Class S	198,244	13,476	9,443	202,277	2,018,727	-	-	5,672
MassMutual Select Diversified International Fund, Class S	1,147,036	130,843	39,705	1,238,174	7,862,403	-	-	(33,695)
MassMutual Select Diversified Value Fund, Class S	790,142	41,593	30,899	800,836	7,928,275	-	-	103,430
MassMutual Select Focused Value Fund, Class Z	179,487	10,267	7,471	182,283	3,558,170	-	-	6,552
MassMutual Select Fundamental Value Fund, Class Z	1,076,393	56,845	42,229	1,091,009	12,350,217	-	-	8,952
MassMutual Select Growth Opportunities Fund, Class S	751,003	44,927	49,848	746,082	6,632,668	-	-	227,020
MassMutual Select Large Cap Growth Fund, Class S	974,235	-	15,218	959,017	8,707,877	-	-	27,711
MassMutual Select Large Cap Value Fund, Class S	184,211	13,623	9,414	188,420	2,114,075	-	-	38,956

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2040 Fund (Continued)
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	600,762	22,043	21,565	601,240	$9,740,083	$-	$-	$(11,877)
MassMutual Select Mid-Cap Value Fund, Class S	827,050	46,683	26,014	847,719	9,274,044	-	-	48,243
MassMutual Select Overseas Fund, Class Z	2,853,515	213,230	103,224	2,963,521	21,278,079	-	-	(64,300)
MassMutual Select PIMCO Total Return Fund, Class Z	59,012	25,427	7,499	76,940	788,638	-	-	(2,305)
MassMutual Select Small Cap Growth Equity Fund, Class Z	197,250	20,690	21,162	196,778	3,191,740	-	-	(53,541)
MassMutual Select Small Cap Value Equity Fund, Class S	337,354	51,418	34,432	354,340	3,688,680	-	-	142,127
MassMutual Select Small Company Growth Fund, Class S	245,859	20,044	23,188	242,715	2,696,558	-	-	118,051
MassMutual Select Small Company Value Fund, Class Z	220,640	15,587	19,544	216,683	3,059,565	-	-	(4,211)
MassMutual Select Strategic Bond Fund, Class S	97,995	4,018	2,236	99,777	1,006,747	-	-	(104)
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	1,885,329	114,630	64,331	1,935,628	6,813,412	-	-	9,440
Oppenheimer Developing Markets Fund, Class Y*	43,187	7,707	-	50,894	1,694,275	-	-	-
Oppenheimer Real Estate Fund, Class Y*	383,004	23,246	40,076	366,174	8,147,362	37,036	-	223,609

					$202,639,958	$37,036	$-	$903,634

RetireSMART 2045 Fund
MassMutual Premier Core Bond Fund, Class Z	2,337	711	54	2,994	$34,077	$-	$-	$(3)
MassMutual Premier Disciplined Growth Fund, Class S	11,101	2,043	1,099	12,045	131,653	-	-	2,162
MassMutual Premier Disciplined Value Fund, Class S	9,827	2,032	262	11,597	125,831	-	-	209
MassMutual Premier Focused International Fund, Class Z	2,373	950	82	3,241	37,730	-	-	(77)
MassMutual Premier High Yield Fund, Class Z	1,978	223	829	1,372	12,545	-	-	(5)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	525	172	47	650	7,536	-	-	21
MassMutual Premier International Bond Fund, Class S	1,720	369	293	1,796	18,138	-	-	59
MassMutual Premier International Equity Fund, Class S	4,882	1,621	173	6,330	83,429	-	-	(188)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	1,411	-	-	1,411	16,758	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	709	680	26	1,363	14,447	-	-	(7)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	6,730	1,476	269	7,937	98,097	-	-	(1,062)
MassMutual Premier Value Fund, Class S	729	187	31	885	13,288	-	-	28
MassMutual Select Blue Chip Growth Fund, Class S	4,865	1,125	192	5,798	74,327	-	-	372
MassMutual Select Core Opportunities Fund, Class S	1,702	486	75	2,113	21,091	-	-	77
MassMutual Select Diversified International Fund, Class S	10,435	3,169	334	13,270	84,267	-	-	(344)
MassMutual Select Diversified Value Fund, Class S	6,806	1,797	260	8,343	82,600	-	-	185

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2045 Fund (Continued)
MassMutual Select Focused Value Fund, Class Z	1,636	370	66	1,940	$37,877	$-	$-	$18
MassMutual Select Fundamental Value Fund, Class Z	9,340	2,320	362	11,298	127,892	-	-	(2)
MassMutual Select Growth Opportunities Fund, Class S	6,594	1,628	283	7,939	70,576	-	-	497
MassMutual Select Large Cap Growth Fund, Class S	7,423	-	73	7,350	66,739	-	-	(4)
MassMutual Select Large Cap Value Fund, Class S	1,844	498	83	2,259	25,348	-	-	59
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	4,875	799	105	5,569	90,224	-	-	(113)
MassMutual Select Mid-Cap Value Fund, Class S	7,414	1,942	221	9,135	99,937	-	-	267
MassMutual Select Overseas Fund, Class Z	24,901	6,287	754	30,434	218,517	-	-	(642)
MassMutual Select PIMCO Total Return Fund, Class Z	234	95	31	298	3,052	-	-	(11)
MassMutual Select Small Cap Growth Equity Fund, Class Z	2,557	746	220	3,083	50,001	-	-	(621)
MassMutual Select Small Cap Value Equity Fund, Class S	4,199	1,425	352	5,272	54,884	-	-	486
MassMutual Select Small Company Growth Fund, Class S	2,736	724	223	3,237	35,959	-	-	491
MassMutual Select Small Company Value Fund, Class Z	2,080	564	171	2,473	34,924	-	-	(52)
MassMutual Select Strategic Bond Fund, Class S	371	62	8	425	4,289	-	-	4
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	16,743	4,171	538	20,376	71,724	-	-	12
Oppenheimer Developing Markets Fund, Class Y*	243	161	-	404	13,450	-	-	-
Oppenheimer Real Estate Fund, Class Y*	3,386	794	351	3,829	85,195	365	-	1,542

					$1,946,402	$365	$-	$3,358

RetireSMART 2050 Fund
MassMutual Premier Core Bond Fund, Class Z	55,186	14,393	353	69,226	$787,795	$-	$-	$(10)
MassMutual Premier Disciplined Growth Fund, Class S	262,225	29,544	21,325	270,444	2,955,954	-	-	58,859
MassMutual Premier Disciplined Value Fund, Class S	229,810	29,335	2,573	256,572	2,783,809	-	-	4,550
MassMutual Premier Focused International Fund, Class Z	56,612	16,246	793	72,065	838,833	-	-	(517)
MassMutual Premier High Yield Fund, Class Z	51,575	3,214	19,245	35,544	324,873	-	-	(538)
MassMutual Premier Inflation-Protected and Income Fund, Class Z	8,913	2,482	657	10,738	124,566	-	-	300
MassMutual Premier International Bond Fund, Class S	38,519	5,313	5,997	37,835	382,129	-	-	1,713
MassMutual Premier International Equity Fund, Class S	120,065	25,711	1,687	144,089	1,899,097	-	-	(676)
MassMutual Premier Main Street Small/Mid Cap Fund, Class S	60,025	-	-	60,025	713,098	-	-	-
MassMutual Premier Short-Duration Bond Fund, Class Z	19,466	14,239	260	33,445	354,521	-	-	(64)
MassMutual Premier Strategic Emerging Markets Fund, Class Z	154,680	20,805	3,304	172,181	2,128,159	-	-	(12,297)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 12/31/11	Purchases	Sales	Number of Shares Held as of 3/31/12	Value as of 3/31/12	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)
RetireSMART 2050 Fund (Continued)
MassMutual Premier Value Fund, Class S	13,861	2,699	369	16,191	$243,192	$-	$-	$439
MassMutual Select Blue Chip Growth Fund, Class S	115,804	16,292	2,533	129,563	1,661,002	-	-	6,421
MassMutual Select Core Opportunities Fund, Class S	40,149	7,022	1,001	46,170	460,775	-	-	325
MassMutual Select Diversified International Fund, Class S	242,920	50,477	3,265	290,132	1,842,338	-	-	(2,539)
MassMutual Select Diversified Value Fund, Class S	165,756	28,119	3,496	190,379	1,884,750	-	-	4,495
MassMutual Select Focused Value Fund, Class Z	40,172	5,362	853	44,681	872,181	-	-	523
MassMutual Select Fundamental Value Fund, Class Z	226,634	35,376	4,777	257,233	2,911,876	-	-	543
MassMutual Select Growth Opportunities Fund, Class S	162,116	23,631	3,615	182,132	1,619,153	-	-	7,757
MassMutual Select Large Cap Growth Fund, Class S	181,266	-	1,679	179,587	1,630,652	-	-	(50)
MassMutual Select Large Cap Value Fund, Class S	45,416	7,188	1,065	51,539	578,262	-	-	1,566
MassMutual Select Mid Cap Growth Equity II Fund, Class Z	116,428	11,558	1,013	126,973	2,056,963	-	-	(635)
MassMutual Select Mid-Cap Value Fund, Class S	172,265	30,017	2,148	200,134	2,189,468	-	-	6,360
MassMutual Select Overseas Fund, Class Z	591,861	95,066	7,326	679,601	4,879,533	-	-	(4,657)
MassMutual Select PIMCO Total Return Fund, Class Z	7,916	1,371	666	8,621	88,364	-	-	(223)
MassMutual Select Small Cap Growth Equity Fund, Class Z	48,146	10,827	3,285	55,688	903,260	-	-	(9,031)
MassMutual Select Small Cap Value Equity Fund, Class S	87,135	22,698	5,726	104,107	1,083,753	-	-	8,027
MassMutual Select Small Company Growth Fund, Class S	66,786	10,513	4,175	73,124	812,406	-	-	8,898
MassMutual Select Small Company Value Fund, Class Z	50,325	8,173	3,181	55,317	781,073	-	-	(995)
MassMutual Select Strategic Bond Fund, Class S	7,384	893	78	8,199	82,726	-	-	11
Oppenheimer Commodity Strategy Total Return Fund, Class Y*	387,856	59,816	5,283	442,389	1,557,208	-	-	504
Oppenheimer Developing Markets Fund, Class Y*	7,805	2,723	-	10,528	350,489	-	-	-
Oppenheimer Real Estate Fund, Class Y*	79,483	11,631	6,771	84,343	1,876,642	8,337	-	27,647

					$43,658,900	$8,337	$-	$106,706

*	Fund advised by OppenheimerFunds, Inc.
#	Amount is less than 0.5 shares.
+	Amout is less than $0.50.

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

Notes to Portfolio of Investments (Unaudited) (Continued)

The potential amounts sought to be recovered from the Diversified Value Fund and Indexed Equity Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively.

In addition, on June 2, 2011, the Diversified Value Fund and Indexed Equity Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the total net assets of each applicable Fund at the time of such judgment or settlement.

6.	Upcoming Fund Liquidations

The Trustees have approved a Plan of Liquidation and Termination pursuant to which it is expected that the Strategic Balanced Fund, Value Equity Fund, Core Opportunities Fund, and Large Cap Growth Fund will be dissolved. Effective on or about June 22, 2012 (the “Termination Date”), shareholders of the various classes of shares of these Funds will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by
Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Select Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	5/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	5/30/12

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	5/30/12